UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 33-89560

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 23	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 7

(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY

(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

NATIONWIDE LIFE INSURANCE COMPANY
Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account - 7
The date of this prospectus is May 1, 2006

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The following is a list of the underlying mutual funds available under the contract.

Underlying mutual funds available for contracts issued on or after May 1, 2000:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series I Shares and Series II Shares
•	AIM V.I. Core Equity Fund: Series I Shares and Series II Shares
•	AIM V.I. Mid Cap Core Equity Fund: Series I Shares
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares
Federated Insurance Series
•	Federated High Income Bond Fund II: Service Shares*
•	Federated Mid Cap Growth Strategies Fund II
•	Federated Quality Bond Fund II: Primary Shares and Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class and Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP High Income Portfolio: Service Class 2*
•	VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
•	VIP Overseas Portfolio: Service Class 2 R†
•	VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Contrafund® Portfolio: Service Class and Service Class 2
•	VIP Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
•	VIP Investment Grade Bond Portfolio: Initial Class* (only available for contracts issued prior to February 14, 2002)
Fidelity Variable Insurance Products Fund III
•	VIP Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Mid Cap Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II

1

•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund: Class III†*
•	Gartmore GVIT Emerging Markets Fund: Class VI†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class II
•	GVIT International Value Fund: Class VI (formerly, Dreyfus GVIT International Value Fund: Class VI)†
•	GVIT Mid Cap Index Fund: Class I and Class II (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I and Class II)
•	GVIT Small Cap Growth Fund: Class II
•	GVIT Small Cap Value Fund: Class I and Class II
•	GVIT Small Company Fund: Class I and Class II
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
MTB Group of Funds
•	MTB Large Cap Growth Fund II
•	MTB Large Cap Value Fund II
•	MTB Managed Allocation Fund - Moderate Growth II
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3† and Class 4†
•	Oppenheimer High Income Fund/VA: Non-Service Shares*
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares
Putnam Variable Trust
•	Putnam VT Small Cap Value Fund: Class IB
STI Classic Variable Trust
•	Capital Appreciation Fund
•	International Equity Fund
•	Investment Grade Bond Fund
•	Large Cap Relative Value Fund
•	Large Cap Value Equity Fund
•	Mid-Cap Equity Fund
•	Small Cap Value Equity Fund
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II
Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II Shares*
•	Emerging Growth Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class and Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS New Discovery Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund III
•	VIP Aggressive Growth Portfolio: Service Class 2
Janus Aspen Series
•	Risk-Managed Core Portfolio: Service Shares

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

AIM Variable Insurance Funds
•	AIM V.I. International Growth Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein International Value Portfolio: Class B
Federated Insurance Series
•	Federated International Equity Fund II
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1

2

Gartmore Variable Insurance Trust
•	Gartmore GVIT Emerging Markets Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares and Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

Underlying mutual funds available for contracts issued prior to May 1, 2000:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portoflio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
•	Federated High Income Bond Fund II: Service Shares*
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class*
•	VIP Money Market Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class R†
•	VIP Value Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Service Class
•	VIP Asset Manager: Growth Portfolio: Service Class
•	VIP Contrafund® Portfolio: Service Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity Variable Insurance Products Fund III
•	VIP Aggressive Growth Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio: Service Class
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Opportunities Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2
Gartmore Variable Insurance Trust ("GVIT")
•	Gartmore GVIT Emerging Markets Fund: Class VI†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
•	GVIT Mid Cap Index Fund: Class II (formerly, Dreyfus GVIT Mid Cap Index Fund: Class II)
•	GVIT Small Cap Growth Fund: Class II
•	GVIT Small Cap Value Fund: Class II
•	GVIT Small Company Fund: Class II
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS New Discovery Series: Service Class
•	MFS Value Series: Service Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares
Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II Shares
•	Emerging Growth Portfolio: Class II Shares

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

AIM Variable Insurance Funds
•	AIM V.I. International Growth Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein International Value Portfolio: Class B
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Gartmore Variable Insurance Trust (“GVIT”)
•	Gartmore GVIT Emerging Markets Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

3

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Net asset value- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable Account- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	9
Synopsis of the Contracts	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Changes & Expenses
Annuity Payments
Taxation
Ten Day Free
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Probability
Standard Charges and Deductions	16
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	18
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfer Requests
Transfer Restrictions
Transfers After Annuitization
Right to Revoke	32
Surrender (Redemption)	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

5

Table of Contents (continued)	Page
Loan Privilege	33
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	34
Contract Owner Services	34
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payments
Annuity Commencement Date	36
Annuitizing the Contract	36
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	39
Death of Contract Owner - Non-Qualified Contracts
Death of Annuitant - Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	41
Legal Proceedings	41
Advertising	41
Table of Contents of Statement of Additional Information	44
Appendix A: Underlying Mutual Funds	45
Appendix B: Condensed Financial Information	56
Appendix C: Contract Types and Tax Information	88

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments sur+rendered)	7%[1]
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets) [5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25% [6] 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15% [7] 1.10%
(continued on next page)

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

7

Recurring Contract Expenses (continued)
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10% [1] 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option [2](available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%

One-Year Step Up Death Benefit Option [3](available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option [4](available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%

5% Enhanced Death Benefit Option [5](available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
Guaranteed Minimum Income Benefit Options [6](no longer available effective May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option Total Variable Account Charges (including this option only)	0.45% [7] 1.40%
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.

Beneficiary Protector Option Total Variable Account Charges (including this option only)	0.40% [8] 1.35%
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
(continued on next page)

1If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
2 This option may not be elected with another death benefit option.
3 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
4 This option may not be elected with another death benefit option.
5 This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
6 Effective May 1, 2003, these options are no longer available.
7 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.
8 This option may be elected at any time.

8

Recurring Contract Expenses (continued)

Capital Preservation Plus Option
Total Variable Account Charges (including this option only)

In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50% [1] 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	5.60%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class 2 R
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class VI
•	GVIT - GVIT International Value Fund: Class VI
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;

1 The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

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•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (5.60%)	1,601	3,229	4,690	7,891	971	2,779	4,420	7,891	*	2,779	4,420	7,891
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	1,024	1,644	2,281	4,131	394	1194	2,011	4,131	*	1,194	2,011	4,131

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

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Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[1]	0.15%
One-Year Step Up Death Benefit Option[2]	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[3]	0.20%
5% Enhanced Death Benefit Option[4]	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

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Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application or within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

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Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

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Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by the assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs. If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

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Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

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Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

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Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least 2 years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

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Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative. Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the contract owner has been the owner of the contract for 10 years; and

2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

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Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charges assessed for these options.

Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

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(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide’s general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a)	a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

a)	a $100,000 initial purchase payment with no additional purchase payments;

b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return
Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

b)	withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

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For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After Year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the 7th contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Nationwide may realize a profit from the charge assessed for this option. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section (see Appendix C: Contract Types and Tax Information).

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a	=	the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b	=	purchase payments, proportionately adjusted for withdrawals; and

c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a	=	contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b	=	the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

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How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

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•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

For contracts issued on or after May 1, 2000:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series I Shares and Series II Shares
•	AIM V.I. Mid Cap Core Equity Fund: Series I Shares
•	AIM V.I. Core Equity Fund: Series I Shares and Series II Shares
Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares
Federated Insurance Series
•	Federated Mid Cap Growth Strategies Fund II
•	Federated Quality Bond Fund II: Primary Shares and Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class and Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
•	VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Contrafund® Portfolio: Service Class and Service Class 2
•	VIP Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
•	VIP Investment Grade Bond Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
Fidelity Variable Insurance Products Fund III
•	VIP Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
•	VIP Mid Cap Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
Gartmore Variable Insurance Trust (“GVIT”)
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
MTB Group of Funds
•	MTB Large Cap Growth Fund II
•	MTB Large Cap Value Fund II
•	MTB Managed Allocation Fund - Moderate Growth II

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•	AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street® Fund/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares
STI Classic Variable Trust
•	Capital Appreciation Fund
•	Growth and Income Fund
•	Investment Grade Bond Fund
•	Mid-Cap Equity Fund
•	Value Income Stock Fund
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II
Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II Shares
•	Emerging Growth Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class and Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and after May 1, 2000 and before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth & Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund III
•	VIP Aggressive Growth Portfolio: Service Class 2
Janus Aspen Series
•	Risk-Managed Core Portfolio: Service Shares

For contracts issued prior to May 1, 2000:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Service Class
•	VIP Asset Manager: Growth Portfolio: Service Class
•	VIP Contrafund® Portfolio: Service Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
Fidelity Variable Insurance Products Fund III
•	VIP Aggressive Growth Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio: Service Class
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Opportunities Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2
Gartmore Variable Insurance Trust
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
•	GVIT Mid Cap Index Fund: Class II
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street® Fund/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares
Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II Shares
•	Emerging Growth Portfolio: Class II Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide
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is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office. Once recorded, the
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change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase
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payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

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3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide
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 variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)   they have been identified as engaging in harmful trading practices; and
(2)   if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

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1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

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The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Federated Quality Bond Fund II: Primary Shares and Service Shares, Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program. Nationwide reserves the right to require a minimum balance to establish an Enhanced Rate Dollar Cost Averaging program. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

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3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office. For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

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Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the variable account,

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then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

w A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

w Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

w The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

w Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

w The GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the “Lump Sum Payments” subsection of “Contract Owner Services” for more information.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contact value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

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1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

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1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

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In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

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On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

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Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital with a secondary objective of income.

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital with a secondary objective of income.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts issued for which good order applications were received after May 1, 2000 and before May 1, 2004..
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

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AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004..
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004..
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contractsfor which good order applications were received after May 1, 2000 and before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004..
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated International Equity Fund II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Federated Global Investment Management Corp.
Investment Objective:	Total return on assets.

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Geode Capital Management, LLC
Investment Objective:	Total return.

46

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

47

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

48

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.

Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
	Total Underlying Mutual Fund
Annual Operating Expenses:	0.85%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
	Total Underlying Mutual Fund
Annual Operating Expenses:	0.92%
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
	Total Underlying Mutual Fund
Annual Operating Expenses:	0.92%

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
Total Underlying Mutual Fund Annual Operating Expenses:	1.15%

49

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

50

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received after May 1, 2000 and before May 1, 2004..
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

MTB Group of Funds - MTB Large Cap Growth Fund II
Investment Adviser:	MTB Investment Advisors, Inc.
Sub-adviser:	Montag and Caldwell, Inc.
Investment Objective:	Capital appreciation.

MTB Group of Funds - MTB Large Cap Value Fund II
Investment Adviser:	MTB Investment Advisers, Inc.
Investment Objective:	Capital appreciation.
Sub-adviser:	NWQ Investment Management Company, LLC

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Adviser:	MTB Investment Advisers, Inc.
Investment Objective:	Capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

51

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

52

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

STI Classic Variable Trust - Capital Appreciation Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Capital appreciation.

STI Classic Variable Trust - International Equity Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

STI Classic Variable Trust - Investment Grade Bond Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	High total return through current income and capital appreciation, while preserving the principal amount invested.

STI Classic Variable Trust - Large Cap Relative Value Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

STI Classic Variable Trust - Large Cap Value Equity Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Current income and, secondarily, capital appreciation.

STI Classic Variable Trust - Mid-Cap Equity Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Capital appreciation.

STI Classic Variable Trust - Small Cap Value Equity Fund
Investment Adviser:	Trusco Capital Management, Inc.
Investment Objective:	Capital appreciation and, secondarily, current income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital growth and income.

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

53

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2005 (the maximum variable account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035

writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

On May 1, 2006, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund: Series I Shares merged with the AIM V.I. Core Equity Fund: Series I Shares and the AIM V. I. Premier Equity Fund: Series II Shares merged with the AIM V.I. Core Equity Fund: Series II Shares. The information shown below is as of December 31, 2005, and therefore only reflects condensed financial information for the merged funds.

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust -Gartmore GVIT Mid Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Fund: Class II, and Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class were added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

54

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.441597	11.948365	4.43%	296,619	2005
	10.421736	11.441597	9.79%	335,515	2004
	7.893653	10.421736	32.03%	298,260	2003
	10.000000	7.893653	-21.06%	212,275	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.340342	11.120996	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.654239	11.150098	4.65%	23,804	2005
	10.169438	10.654239	4.77%	22,687	2004
	8.208275	10.169438	23.89%	14,869	2003
	10.000000	8.208275	-17.92%	5,727	2002*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.514816	9.930004	4.36%	35,231	2005
	9.105887	9.514816	4.49%	39,415	2004
	7.364558	9.105887	23.64%	29,458	2003
	10.000000	7.364558	-26.35%	8,410	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.066195	11.484873	3.78%	46,916	2005
	10.202945	11.066195	8.46%	45,863	2004
	8.090513	10.202945	26.11%	38,083	2003
	10.000000	8.090513	-19.09%	6,748	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.445133	12.365783	8.04%	3,965	2005
	10.130146	11.445133	12.98%	4,509	2004
	7.756433	10.130146	30.60%	2,381	2003
	10.000000	7.756433	-22.44%	651	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.915122	14.417821	11.64%	12,365	2005
	11.295865	12.915122	14.33%	13,692	2004
	8.141255	11.295865	38.75%	9,489	2003
	10.000000	8.141255	-18.59%	5,980	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001
	11.322947	12.147445	7.28%	1,853,302	2000
	10.758604	11.322947	5.25%	1,764,738	1999
	10.000000	10.758604	7.59%	184,391	1998*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001
	10.000000	10.874421	8.74%	183,999	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001
	18.039523	15.891422	-11.91%	3,221,910	2000
	13.265992	18.039523	35.98%	2,302,553	1999
	10.000000	13.265992	32.66%	163,939	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001
	10.000000	8.478714	-15.21%	805,756	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001
	9.868246	7.564599	-23.34%	2,111,782	2000
	9.218542	9.868246	7.05%	2,215,561	1999
	10.000000	9.218542	-7.81%	270,444	1998*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001
	10.000000	8.046605	-19.53%	104,095	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001
	10.841227	11.418931	5.33%	667,253	2000
	10.407380	10.841227	4.17%	1,012,021	1999
	10.000000	10.407380	4.07%	236,787	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001
	14.938906	11.963781	-19.92%	996,007	2000
	10.586638	14.938906	41.11%	656,721	1999
	10.000000	10.586638	5.87%	85,723	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001
	10.000000	8.400493	-16.00%	171,876	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001
	12.204056	11.597944	-4.97%	476,404	2000
	11.098876	12.204056	9.96%	421,418	1999
	10.000000	11.098876	10.99%	25,455	1998*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001
	10.000000	9.483513	-5.16%	49,274	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001
	12.862419	11.135469	-13.43%	329,372	2000
	11.278688	12.862419	14.04%	227,213	1999
	10.000000	11.278688	12.79%	33,217	1998*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001
	10.000000	8.717055	-12.83%	93,322	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.115293	18.651966	15.74%	1,292,805	2005
	14.106032	16.115293	14.24%	1,452,373	2004
	11.095380	14.106032	27.13%	1,552,589	2003
	12.367450	11.095380	-10.29%	1,683,310	2002
	14.248052	12.367450	-13.20%	1,921,813	2001
	15.419403	14.248052	-7.60%	2,102,464	2000
	12.539357	15.419403	22.97%	1,621,378	1999
	10.000000	12.539357	25.39%	133,901	1998*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.402126	12.018823	15.54%	856,857	2005
	9.119450	10.402126	14.07%	867,490	2004
	7.181855	9.119450	26.98%	846,994	2003
	8.021141	7.181855	-10.46%	656,770	2002
	9.252181	8.021141	-13.31%	631,501	2001
	10.000000	9.252181	-7.48%	337,266	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001
	14.567662	13.087430	-10.16%	3,792,958	2000
	12.204206	14.567662	19.37%	3,136,858	1999
	10.000000	12.204206	22.04%	117,105	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001
	10.478118	11.543603	10.17%	1,198,221	2000
	10.690813	10.478118	-1.99%	1,080,565	1999
	10.000000	10.690813	6.91%	163,774	1998*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001
	11.730743	11.110424	-5.29%	1,066,957	2000
	11.340963	11.730743	3.44%	1,089,824	1999
	10.000000	11.340963	13.41%	99,431	1998*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001
	10.000000	9.609431	-3.91%	88,470	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001
	10.000000	8.729886	-12.70%	39,432	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001
	10.000000	8.729884	-12.70%	9,002	2000*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001
	13.387303	12.771052	-4.60%	2,032,468	2000
	12.392371	13.387303	8.03%	1,715,998	1999
	10.000000	12.392371	23.92%	154,251	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001
	10.000000	9.827003	-1.73%	192,591	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.019901	9.726205	7.83%	1,486,300	2005
	8.505927	9.019901	6.04%	1,863,950	2004
	6.622963	8.505927	28.43%	2,197,930	2003
	8.563313	6.622963	-22.66%	2,497,444	2002
	10.104959	8.563313	-15.26%	3,222,422	2001
	12.317183	10.104959	-17.96%	3,980,107	2000
	11.936099	12.317183	3.19%	3,968,982	1999
	10.000000	11.936099	19.36%	384,081	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.540598	8.117244	7.65%	163,854	2005
	7.122160	7.540598	5.88%	227,287	2004
	5.556547	7.122160	28.18%	263,411	2003
	7.192853	5.556547	-22.75%	305,166	2002
	8.507865	7.192853	-15.46%	349,911	2001
	10.000000	8.507865	-14.92%	281,271	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001
	14.643713	19.369905	32.27%	559,878	2000
	10.000000	14.643713	46.44%	109,979	1999*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001
	10.000000	11.178625	11.79%	229,188	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.474309	4.74%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.847590	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.222666	15.625226	9.86%	6,531	2005
	12.224157	14.222666	16.35%	6,322	2004
	10.000000	12.224157	22.24%	154	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.053064	10.158564	1.05%	83,877	2005
	9.652019	10.053064	4.16%	82,235	2004
	8.303976	9.652019	16.23%	50,904	2003
	10.000000	8.303976	-16.96%	7,047	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.427034	12.483320	9.24%	50,572	2005
	10.528231	11.427034	8.54%	47,336	2004
	7.965083	10.528231	32.18%	30,151	2003
	10.000000	7.965083	-20.35%	6,085	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.578280	10.987544	3.87%	304,525	2005
	10.017023	10.578280	5.60%	286,219	2004
	7.738304	10.017023	29.45%	256,280	2003
	10.000000	7.738304	-22.62%	118,723	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.572593	12.341582	-1.84%	3,478	2005
	11.890240	12.572593	5.74%	3,478	2004
	10.134620	11.890240	17.32%	0	2003
	10.000000	10.134620	1.35%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.924597	18.936643	11.89%	71	2005
	14.317120	16.924597	18.21%	73	2004
	10.526488	14.317120	36.01%	78	2003
	10.000000	10.526488	4.74%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.854257	10.986663	1.22%	0	2005
	10.520625	10.854257	3.17%	0	2004
	10.261019	10.520625	2.53%	0	2003
	10.000000	10.261019	2.10%	0	2002

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.996192	16.195000	7.99%	251	2005
	13.245690	14.996192	13.22%	536	2004
	10.572133	13.245690	25.29%	2,565	2003
	10.000000	10.572133	5.20%	0	2002*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.139553	15.558266	2.77%	2,043	2005
	13.257168	15.139553	14.20%	2,043	2004
	10.870946	13.257168	21.95%	0	2003
	10.000000	10.870946	8.17%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.299276	17.324297	13.24%	1,581	2005
	13.222285	15.299276	15.71%	1,867	2004
	10.290263	13.222285	28.49%	288	2003
	10.000000	10.290263	2.39%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.218614	20.193646	10.84%	2,866	2005
	14.810785	18.218614	23.01%	2,870	2004
	10.801116	14.810785	37.12%	72	2003
	10.000000	10.801116	7.47%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.271148	19.973247	15.65%	45,396	2005
	12.814381	17.271148	34.78%	39,945	2004
	10.000000	12.814381	28.14%	11,188	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.322341	9.939319	6.62%	59,260	2005
	8.814401	9.322341	5.76%	62,580	2004
	7.005060	8.814401	25.83%	62,729	2003
	10.000000	7.005060	-29.95%	28,575	2002*

71

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.694222	11.880263	1.59%	0	2005
	10.950322	11.694222	6.79%	0	2004
	10.000000	10.950322	9.50%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.896439	11.093641	1.81%	0	2005
	10.692048	10.896439	1.91%	0	2004
	10.000000	10.692048	6.92%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	10.864526	11.030446	1.53%	0	2005
	10.688939	10.864526	1.64%	0	2004
	10.000000	10.688939	6.89%	0	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.748529	11.861646	0.96%	0	2005
	11.135499	11.748529	5.51%	0	2004
	10.000000	11.135499	11.35%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	12.111733	12.730309	5.11%	0	2005
	11.020385	12.111733	9.90%	0	2004
	10.000000	11.020385	10.20%	0	2003*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.168952	13.215756	8.60%	0	2005
	10.941411	12.168952	11.22%	0	2004
	10.000000	10.941411	9.41%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.044964	13.562247	12.60%	0	2005
	10.838556	12.044964	11.13%	0	2004
	10.000000	10.838556	8.39%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.021065	13.512073	12.40%	0	2005
	10.833984	12.021065	10.96%	0	2004
	10.000000	10.833984	8.34%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.113158	11.657763	4.90%	0	2005
	10.773532	11.113158	3.15%	0	2004
	10.000000	10.773532	7.74%	0	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	11.092742	11.616557	4.72%	0	2005
	10.770736	11.092742	2.99%	0	2004
	10.000000	10.770736	7.71%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.284179	2.84%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

GVIT GVIT Small Company Fund: Class I - Q/NQ	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.348989	13.198144	6.88%	0	2005
	10.911049	12.348989	13.18%	0	2004
	10.000000	10.911049	9.11%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.694348	10.512883	-1.70%	0	2005
	10.555439	10.694348	1.32%	0	2004
	10.000000	10.555439	5.55%	0	2003*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.730304	12.466452	6.28%	0	2005
	11.110426	11.730304	5.58%	0	2004
	10.000000	11.110426	11.10%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.121612	11.237948	1.05%	0	2005
	10.826593	11.121612	2.72%	0	2004
	10.000000	10.826593	8.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	10.943718	10.450620	-4.51%	0	2005
	10.639763	10.943718	2.86%	0	2004
	10.000000	10.639763	6.40%	0	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	13.166495	14.331396	8.85%	0	2005
	11.449962	13.166495	14.99%	0	2004
	10.000000	11.449962	14.50%	0	2003*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	9.917006	9.765091	-1.53%	0	2005
	9.881543	9.917006	0.36%	0	2004
	10.000000	9.881543	-1.18%	0	2003*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	12.222598	12.841018	5.06%	0	2005
	11.098255	12.222598	10.13%	0	2004
	10.000000	11.098255	10.98%	0	2003*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	12.188625	12.185299	-0.03%	0	2005
	10.972120	12.188625	11.09%	0	2004
	10.000000	10.972120	9.72%	0	2003*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	12.399979	13.659768	10.16%	0	2005
	11.016801	12.399979	12.56%	0	2004
	10.000000	11.016801	10.17%	0	2003*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	13.543966	14.604396	7.83%	0	2005
	11.318866	13.543966	19.66%	0	2004
	10.000000	11.318866	13.19%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	13.921792	15.662453	12.50%	0	2005
	10.618554	13.921792	31.11%	0	2004
	10.000000	10.618554	6.19%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

86

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a charitable reminder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

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For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-Only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

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When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Simplified Employee Pension IRAs ("SEP IRAs")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the contract value.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

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The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

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•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders,any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

2)	the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

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•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

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Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

95

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2006

Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.35% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004, 2003, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2005. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus). On May 1, 2006, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund: Series I Shares merged with the AIM V.I. Core Equity Fund: Series I Shares and the AIM V. I. Premier Equity Fund: Series II Shares merged with the AIM V.I. Core Equity Fund: Series II Shares. The information shown below is as of December 31, 2005, and therefore only reflects condensed financial information for the merged funds.

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust -Gartmore GVIT Mid Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide Fund: Class II, and Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class were added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

xxxxxNo Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.441597	11.948365	4.43%	296,619	2005
	10.421736	11.441597	9.79%	335,515	2004
	7.893653	10.421736	32.03%	298,260	2003
	10.000000	7.893653	-21.06%	212,275	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.340342	11.120996	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.654239	11.150098	4.65%	23,804	2005
	10.169438	10.654239	4.77%	22,687	2004
	8.208275	10.169438	23.89%	14,869	2003
	10.000000	8.208275	-17.92%	5,727	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.514816	9.930004	4.36%	35,231	2005
	9.105887	9.514816	4.49%	39,415	2004
	7.364558	9.105887	23.64%	29,458	2003
	10.000000	7.364558	-26.35%	8,410	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.066195	11.484873	3.78%	46,916	2005
	10.202945	11.066195	8.46%	45,863	2004
	8.090513	10.202945	26.11%	38,083	2003
	10.000000	8.090513	-19.09%	6,748	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.445133	12.365783	8.04%	3,965	2005
	10.130146	11.445133	12.98%	4,509	2004
	7.756433	10.130146	30.60%	2,381	2003
	10.000000	7.756433	-22.44%	651	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.915122	14.417821	11.64%	12,365	2005
	11.295865	12.915122	14.33%	13,692	2004
	8.141255	11.295865	38.75%	9,489	2003
	10.000000	8.141255	-18.59%	5,980	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001
	11.322947	12.147445	7.28%	1,853,302	2000
	10.758604	11.322947	5.25%	1,764,738	1999
	10.000000	10.758604	7.59%	184,391	1998*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001
	10.000000	10.874421	8.74%	183,999	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001
	18.039523	15.891422	-11.91%	3,221,910	2000
	13.265992	18.039523	35.98%	2,302,553	1999
	10.000000	13.265992	32.66%	163,939	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001
	10.000000	8.478714	-15.21%	805,756	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001
	9.868246	7.564599	-23.34%	2,111,782	2000
	9.218542	9.868246	7.05%	2,215,561	1999
	10.000000	9.218542	-7.81%	270,444	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001
	10.000000	8.046605	-19.53%	104,095	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001
	10.841227	11.418931	5.33%	667,253	2000
	10.407380	10.841227	4.17%	1,012,021	1999
	10.000000	10.407380	4.07%	236,787	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001
	14.938906	11.963781	-19.92%	996,007	2000
	10.586638	14.938906	41.11%	656,721	1999
	10.000000	10.586638	5.87%	85,723	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001
	10.000000	8.400493	-16.00%	171,876	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001
	12.204056	11.597944	-4.97%	476,404	2000
	11.098876	12.204056	9.96%	421,418	1999
	10.000000	11.098876	10.99%	25,455	1998*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001
	10.000000	9.483513	-5.16%	49,274	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001
	12.862419	11.135469	-13.43%	329,372	2000
	11.278688	12.862419	14.04%	227,213	1999
	10.000000	11.278688	12.79%	33,217	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001
	10.000000	8.717055	-12.83%	93,322	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.115293	18.651966	15.74%	1,292,805	2005
	14.106032	16.115293	14.24%	1,452,373	2004
	11.095380	14.106032	27.13%	1,552,589	2003
	12.367450	11.095380	-10.29%	1,683,310	2002
	14.248052	12.367450	-13.20%	1,921,813	2001
	15.419403	14.248052	-7.60%	2,102,464	2000
	12.539357	15.419403	22.97%	1,621,378	1999
	10.000000	12.539357	25.39%	133,901	1998*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.402126	12.018823	15.54%	856,857	2005
	9.119450	10.402126	14.07%	867,490	2004
	7.181855	9.119450	26.98%	846,994	2003
	8.021141	7.181855	-10.46%	656,770	2002
	9.252181	8.021141	-13.31%	631,501	2001
	10.000000	9.252181	-7.48%	337,266	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001
	14.567662	13.087430	-10.16%	3,792,958	2000
	12.204206	14.567662	19.37%	3,136,858	1999
	10.000000	12.204206	22.04%	117,105	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001
	10.478118	11.543603	10.17%	1,198,221	2000
	10.690813	10.478118	-1.99%	1,080,565	1999
	10.000000	10.690813	6.91%	163,774	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001
	11.730743	11.110424	-5.29%	1,066,957	2000
	11.340963	11.730743	3.44%	1,089,824	1999
	10.000000	11.340963	13.41%	99,431	1998*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001
	10.000000	9.609431	-3.91%	88,470	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001
	10.000000	8.729886	-12.70%	39,432	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001
	10.000000	8.729884	-12.70%	9,002	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001
	13.387303	12.771052	-4.60%	2,032,468	2000
	12.392371	13.387303	8.03%	1,715,998	1999
	10.000000	12.392371	23.92%	154,251	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001
	10.000000	9.827003	-1.73%	192,591	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.019901	9.726205	7.83%	1,486,300	2005
	8.505927	9.019901	6.04%	1,863,950	2004
	6.622963	8.505927	28.43%	2,197,930	2003
	8.563313	6.622963	-22.66%	2,497,444	2002
	10.104959	8.563313	-15.26%	3,222,422	2001
	12.317183	10.104959	-17.96%	3,980,107	2000
	11.936099	12.317183	3.19%	3,968,982	1999
	10.000000	11.936099	19.36%	384,081	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.540598	8.117244	7.65%	163,854	2005
	7.122160	7.540598	5.88%	227,287	2004
	5.556547	7.122160	28.18%	263,411	2003
	7.192853	5.556547	-22.75%	305,166	2002
	8.507865	7.192853	-15.46%	349,911	2001
	10.000000	8.507865	-14.92%	281,271	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001
	14.643713	19.369905	32.27%	559,878	2000
	10.000000	14.643713	46.44%	109,979	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001
	10.000000	11.178625	11.79%	229,188	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.474309	4.74%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.847590	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.222666	15.625226	9.86%	6,531	2005
	12.224157	14.222666	16.35%	6,322	2004
	10.000000	12.224157	22.24%	154	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.053064	10.158564	1.05%	83,877	2005
	9.652019	10.053064	4.16%	82,235	2004
	8.303976	9.652019	16.23%	50,904	2003
	10.000000	8.303976	-16.96%	7,047	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.427034	12.483320	9.24%	50,572	2005
	10.528231	11.427034	8.54%	47,336	2004
	7.965083	10.528231	32.18%	30,151	2003
	10.000000	7.965083	-20.35%	6,085	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.578280	10.987544	3.87%	304,525	2005
	10.017023	10.578280	5.60%	286,219	2004
	7.738304	10.017023	29.45%	256,280	2003
	10.000000	7.738304	-22.62%	118,723	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.572593	12.341582	-1.84%	3,478	2005
	11.890240	12.572593	5.74%	3,478	2004
	10.134620	11.890240	17.32%	0	2003
	10.000000	10.134620	1.35%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.924597	18.936643	11.89%	71	2005
	14.317120	16.924597	18.21%	73	2004
	10.526488	14.317120	36.01%	78	2003
	10.000000	10.526488	4.74%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.854257	10.986663	1.22%	0	2005
	10.520625	10.854257	3.17%	0	2004
	10.261019	10.520625	2.53%	0	2003
	10.000000	10.261019	2.10%	0	2002

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.996192	16.195000	7.99%	251	2005
	13.245690	14.996192	13.22%	536	2004
	10.572133	13.245690	25.29%	2,565	2003
	10.000000	10.572133	5.20%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.139553	15.558266	2.77%	2,043	2005
	13.257168	15.139553	14.20%	2,043	2004
	10.870946	13.257168	21.95%	0	2003
	10.000000	10.870946	8.17%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.299276	17.324297	13.24%	1,581	2005
	13.222285	15.299276	15.71%	1,867	2004
	10.290263	13.222285	28.49%	288	2003
	10.000000	10.290263	2.39%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.218614	20.193646	10.84%	2,866	2005
	14.810785	18.218614	23.01%	2,870	2004
	10.801116	14.810785	37.12%	72	2003
	10.000000	10.801116	7.47%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.271148	19.973247	15.65%	45,396	2005
	12.814381	17.271148	34.78%	39,945	2004
	10.000000	12.814381	28.14%	11,188	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.322341	9.939319	6.62%	59,260	2005
	8.814401	9.322341	5.76%	62,580	2004
	7.005060	8.814401	25.83%	62,729	2003
	10.000000	7.005060	-29.95%	28,575	2002*

No Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.425007	11.925038	4.38%	111,320	2005
	10.411876	11.425007	9.73%	112,957	2004
	7.890168	10.411876	31.96%	99	2003
	10.000000	7.890168	-21.10%	98,622	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.325338	11.099270	7.50%	4,778	2005
	9.808472	10.325338	5.27%	5,644	2004
	7.669347	9.808472	27.89%	4,178	2003
	10.000000	7.669347	-23.31%	581	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.930415	12.945977	8.51%	0	2005
	10.433704	11.930415	14.34%	0	2004
	7.786051	10.433704	34.01%	0	2003
	10.000000	7.786051	-22.14%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.073827	11.979275	8.18%	3,610	2005
	10.000000	11.073827	10.74%	578	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.303198	15.502081	16.53%	3,853	2005
	10.862630	13.303198	22.47%	5,537	2004
	8.532224	10.862630	27.31%	12,691	2003
	10.000000	8.532224	-14.68%	7,696	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.210823	13.009766	6.54%	0	2005
	10.836740	12.210823	12.68%	0	2004
	8.597737	10.836740	26.04%	0	2003
	10.000000	8.597737	-14.02%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.640385	11.129998	4.60%	0	2005
	10.161344	10.640385	4.71%	0	2004
	8.205880	10.161344	23.83%	0	2003
	10.000000	8.205880	-17.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.500991	9.910579	4.31%	3,157	2005
	9.097256	9.500991	4.44%	2,916	2004
	7.361287	9.097256	23.58%	2,559	2003
	10.000000	7.361287	-26.39%	4,262	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.614036	12.026670	3.55%	24,197	2005
	10.547695	11.614036	10.11%	37,726	2004
	8.060093	10.547695	30.86%	30,171	2003
	10.000000	8.060093	-19.40%	10,845	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.613743	19.165335	15.36%	23,638	2005
	13.437025	16.613743	23.64%	26,087	2004
	9.428748	13.437025	42.51%	21,890	2003
	10.000000	9.428748	-5.71%	9,251	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.744454	11.079230	13.70%	6,961	2005
	9.084755	9.744454	7.26%	6,820	2004
	7.438360	9.084755	22.13%	7,154	2003
	10.000000	7.438360	-25.62%	5,695	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.913754	15.744122	5.57%	71,142	2005
	12.651246	14.913754	17.88%	70,891	2004
	9.070025	12.651246	39.48%	71,858	2003
	10.000000	9.070025	-9.30%	74,940	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.510737	14.343514	6.16%	0	2005
	11.196780	13.510737	20.67%	0	2004
	8.208582	11.196780	36.40%	0	2003
	10.000000	8.208582	-17.91%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.444101	10.713800	2.58%	0	2005
	9.932709	10.444101	5.15%	0	2004
	7.962445	9.932709	24.74%	0	2003
	10.000000	7.962445	-20.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.799454	12.229849	3.65%	0	2005
	10.772386	11.799454	9.53%	0	2004
	8.476784	10.772386	27.08%	0	2003
	10.000000	8.476784	-15.23%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.280640	13.731142	3.39%	24,668	2005
	12.156324	13.280640	9.25%	27,465	2004
	10.000000	12.156324	21.56%	5,512	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.051293	11.463638	3.73%	16,580	2005
	10.194353	11.051293	8.41%	14,731	2004
	8.087784	10.194353	26.05%	12,386	2003
	10.000000	8.087784	-19.12%	2,416	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.616590	10.688902	0.68%	13,596	2005
	10.011998	10.616590	6.04%	15,468	2004
	8.163785	10.011998	22.64%	12,273	2003
	10.000000	8.163785	-18.36%	5,018	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.093386	13.257255	1.25%	36,719	2005
	12.005804	13.093386	9.06%	48,060	2004
	9.957085	12.005804	20.58%	35,250	2003
	10.000000	9.957085	-0.43%	34,000	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.430266	12.343494	7.99%	0	2005
	10.122102	11.430266	12.92%	0	2004
	7.754167	10.122102	30.54%	0	2003
	10.000000	7.754167	-22.46%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.898331	14.391828	11.58%	0	2005
	11.286883	12.898331	14.28%	0	2004
	8.138880	11.286883	38.68%	0	2003
	10.000000	8.138880	-18.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.268552	11.300917	0.29%	0	2005
	10.984730	11.268552	2.58%	0	2004
	10.603087	10.984730	3.60%	0	2003
	10.000000	10.603087	6.03%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.327386	11.325108	-0.02%	67,431	2005
	11.074161	11.327386	2.29%	53,532	2004
	10.710510	11.074161	3.40%	50,989	2003
	10.000000	10.710510	7.11%	18,022	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.312813	13.938941	4.70%	842,054	2005
	12.073054	13.312813	10.27%	1,100,680	2004
	9.364854	12.073054	28.92%	1,197,678	2003
	11.396714	9.364854	-17.83%	1,283,161	2002
	12.129776	11.396714	-6.04%	1,596,242	2001
	11.312151	12.129776	7.23%	1,516,408	2000
	10.753771	11.312151	5.19%	1,423,414	1999
	10.000000	10.753771	7.54%	184,391	1998*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.858305	12.394009	4.52%	121,120	2005
	10.768414	11.858305	10.12%	146,071	2004
	8.365173	10.768414	28.73%	150,418	2003
	10.199081	8.365173	-17.98%	152,935	2002
	10.870802	10.199081	-6.18%	191,479	2001
	10.000000	10.870802	8.71%	112,341	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.001831	12.556233	4.62%	1,222,768	2005
	11.739919	12.001831	2.23%	1,572,451	2004
	8.930753	11.739919	31.45%	1,806,603	2003
	12.924025	8.930753	-30.90%	1,986,771	2002
	15.868312	12.924025	-18.55%	2,635,936	2001
	18.022329	15.868312	-11.95%	3,028,114	2000
	13.260038	18.022329	35.91%	2,294,573	1999
	10.000000	13.260038	32.60%	163,939	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.370553	6.654060	4.45%	330,483	2005
	6.240057	6.370553	2.09%	395,044	2004
	4.755534	6.240057	31.22%	455,928	2003
	6.891480	4.755534	-30.99%	566,522	2002
	8.475873	6.891480	-18.69%	655,639	2001
	10.000000	8.475873	-15.24%	528,154	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.206415	9.344570	1.50%	691,483	2005
	8.495110	9.206415	8.37%	940,215	2004
	6.758166	8.495110	25.70%	1,075,302	2003
	6.588072	6.758166	2.58%	1,034,579	2002
	7.553578	6.588072	-12.78%	1,247,611	2001
	9.858827	7.553578	-23.38%	1,411,257	2000
	9.214386	9.858827	6.99%	1,459,647	1999
	10.000000	9.214386	-7.86%	531,204	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.745828	9.871739	1.29%	120,594	2005
	8.999768	9.745828	8.29%	137,922	2004
	7.171855	8.999768	25.49%	141,611	2003
	7.012944	7.171855	2.27%	139,414	2002
	8.043918	7.012944	-12.82%	160,761	2001
	10.000000	8.043918	-19.56%	105,348	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.857075	12.096091	2.02%	394,206	2005
	11.834049	11.857075	0.19%	451,405	2004
	11.835381	11.834049	-0.01%	619,174	2003
	11.755833	11.835381	0.68%	875,911	2002
	11.402151	11.755833	3.10%	1,069,808	2001
	10.830732	11.402151	5.28%	746,409	2000
	10.402557	10.830732	4.12%	555,151	1999
	10.000000	10.402557	4.03%	236,787	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.695143	13.775166	17.79%	338,305	2005
	10.409275	11.695143	12.35%	410,825	2004
	7.342158	10.409275	41.77%	467,613	2003
	9.310438	7.342158	-21.14%	518,259	2002
	11.946379	9.310438	-22.06%	645,413	2001
	14.924674	11.946379	-19.96%	733,798	2000
	10.581883	14.924674	41.04%	597,180	1999
	10.000000	10.581883	5.82%	85,723	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.198662	9.641468	17.60%	107,056	2005
	7.308444	8.198662	12.18%	117,825	2004
	5.161056	7.308444	41.61%	131,963	2003
	6.553918	5.161056	-21.25%	169,813	2002
	8.397683	6.553918	-21.96%	189,539	2001
	10.000000	8.397683	-16.02%	143,055	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.077771	13.042845	17.74%	22,004	2005
	10.000000	11.077771	10.78%	23,605	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.058825	13.000485	17.56%	28,299	2005
	10.000000	11.058825	10.59%	16,849	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.436215	12.010869	5.02%	26,352	2005
	10.400203	11.436215	9.96%	32,530	2004
	7.835265	10.400203	32.74%	31,868	2003
	9.396038	7.835265	-16.61%	33,831	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.379408	11.923507	4.78%	2,674	2005
	10.361981	11.379408	9.82%	4,904	2004
	7.825637	10.361981	32.41%	3,462	2003
	9.396058	7.825637	-16.71%	3,462	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	12.060950	12.409695	2.89%	137,372	2005
	11.563114	12.060950	4.31%	177,961	2004
	9.906052	11.563114	16.73%	231,737	2003
	10.977983	9.906052	-9.76%	274,752	2002
	11.581059	10.977983	-5.21%	376,663	2001
	12.192406	11.581059	-5.01%	400,404	2000
	11.093882	12.192406	9.90%	388,249	1999
	10.000000	11.093882	10.94%	25,455	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.802626	10.071792	2.75%	52,008	2005
	9.414206	9.802626	4.13%	59,442	2004
	8.081763	9.414206	16.49%	67,192	2003
	8.973634	8.081763	-9.94%	69,038	2002
	9.480353	8.973634	-5.34%	85,153	2001
	10.000000	9.480353	-5.20%	50,160	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.876212	11.175978	2.76%	131,130	2005
	10.378588	10.876212	4.79%	160,378	2004
	8.512820	10.378588	21.92%	200,394	2003
	10.180995	8.512820	-16.39%	228,046	2002
	11.119287	10.180995	-8.44%	105,526	2001
	12.850172	11.119287	-13.47%	339,014	2000
	11.273630	12.850172	13.98%	296,560	1999
	10.000000	11.273630	12.74%	33,217	1998*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.460096	8.674333	2.53%	5,734	2005
	8.090036	8.460096	4.57%	10,428	2004
	6.642229	8.090036	21.80%	14,105	2003
	7.970856	6.642229	-16.67%	17,760	2002
	8.714140	7.970856	-8.53%	20,311	2001
	10.000000	8.714140	-12.86%	11,547	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.059338	18.577857	15.68%	1,020,728	2005
	14.064155	16.059338	14.19%	1,193,146	2004
	11.068022	14.064155	27.07%	1,333,242	2003
	12.343191	11.068022	-10.33%	1,401,719	2002
	14.227328	12.343191	-13.24%	1,705,391	2001
	15.404707	14.227328	-7.64%	1,943,616	2000
	12.533725	15.404707	22.91%	1,648,055	1999
	10.000000	12.533725	25.34%	133,901	1998*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.377636	11.984497	15.48%	219,138	2005
	9.102570	10.377636	14.01%	313,349	2004
	7.172178	9.102570	26.92%	324,576	2003
	8.014382	7.172178	-10.51%	312,362	2002
	9.249091	8.014382	-13.25%	384,112	2001
	10.000000	9.249091	-7.51%	297,367	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.185244	12.645665	3.78%	1,001,477	2005
	11.127176	12.185244	9.51%	1,265,136	2004
	8.752892	11.127176	27.13%	1,436,832	2003
	11.371387	8.752892	-23.03%	1,566,651	2002
	13.068369	11.371387	-12.99%	2,094,072	2001
	14.553757	13.068369	-10.21%	2,272,304	2000
	12.198716	14.553757	19.31%	1,831,446	1999
	10.000000	12.198716	21.99%	117,105	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.561967	14.732728	1.17%	540,980	2005
	14.081662	14.561967	3.41%	630,236	2004
	13.520276	14.081662	4.15%	780,556	2003
	12.376695	13.520276	9.24%	946,299	2002
	11.526779	12.376695	7.37%	1,005,660	2001
	10.468109	11.526779	10.11%	902,645	2000
	10.686005	10.468109	-2.04%	710,234	1999
	10.000000	10.686005	6.86%	163,774	1998*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.442375	10.094088	6.90%	7,510	2005
	8.652800	9.442375	9.13%	7,995	2004
	6.698525	8.652800	29.17%	9,221	2003
	9.185260	6.698525	-27.07%	4,379	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.312554	9.933360	6.67%	2,666	2005
	8.554450	9.312554	8.86%	4,171	2004
	6.632302	8.554450	28.98%	4,296	2003
	9.129517	6.632302	-27.35%	7,605	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	11.839862	12.379332	4.56%	461,777	2005
	11.344339	11.839862	4.37%	582,146	2004
	9.749977	11.344339	16.35%	691,650	2003
	10.793354	9.749977	-9.67%	761,348	2002
	11.094249	10.793354	-2.71%	906,349	2001
	11.719556	11.094249	-5.34%	988,942	2000
	11.335864	11.719556	3.38%	953,953	1999
	10.000000	11.335864	13.36%	99,431	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.179653	10.635105	4.47%	85,189	2005
	9.779191	10.179653	4.10%	99,972	2004
	8.413093	9.779191	16.24%	111,613	2003
	9.331703	8.413093	-9.84%	119,593	2002
	9.606225	9.331703	-2.86%	136,903	2001
	10.000000	9.606225	-3.94%	90,572	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	7.040292	8.432441	19.77%	17,305	2005
	7.021881	7.040292	0.26%	8,595	2004
	5.666162	7.021881	23.93%	18,203	2003
	6.169162	5.666162	-8.15%	22,779	2002
	8.728825	6.169162	-29.32%	27,051	2001
	10.000000	8.728825	-12.71%	19,720	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	7.000963	8.364265	19.47%	9,412	2005
	6.982161	7.000963	0.27%	20,670	2004
	5.646118	6.982161	23.66%	26,142	2003
	6.169168	5.646118	-8.48%	29,704	2002
	8.728826	6.169168	-29.32%	27,672	2001
	10.000000	8.728826	-12.71%	11,951	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	12.157895	12.942716	6.46%	956,329	2005
	11.612585	12.157895	4.70%	1,252,313	2004
	9.490208	11.612585	22.36%	1,444,122	2003
	11.506965	9.490208	-17.53%	1,573,873	2002
	12.752459	11.506965	-9.77%	2,006,623	2001
	13.374521	12.752459	-4.65%	2,285,543	2000
	12.386801	13.374521	7.97%	2,201,561	1999
	10.000000	12.386801	23.87%	154,651	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.300525	9.889149	6.33%	132,480	2005
	8.902728	9.300525	4.47%	147,107	2004
	7.284740	8.902728	22.21%	158,030	2003
	8.848996	7.284740	-17.68%	230,742	2002
	9.823730	8.848996	-9.92%	262,477	2001
	10.000000	9.823730	-1.76%	201,031	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.988530	9.687501	7.78%	1,398,914	2005
	8.480617	8.988530	5.99%	1,733,741	2004
	6.606599	8.480617	28.37%	1,982,301	2003
	8.546493	6.606599	-22.70%	2,191,975	2002
	10.090239	8.546593	-15.30%	2,843,997	2001
	12.305429	10.090239	-18.00%	3,559,494	2000
	11.930730	12.305429	3.14%	3,704,929	1999
	10.000000	11.930730	19.31%	384,081	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.522850	8.094060	7.59%	126,287	2005
	7.108977	7.522850	5.82%	155,472	2004
	5.549060	7.108977	28.11%	170,920	2003
	7.186798	5.549060	-22.79%	254,490	2002
	8.505025	7.186798	-15.50%	311,770	2001
	10.000000	8.505025	-14.95%	228,131	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	27.973574	32.736242	17.03%	294,043	2005
	22.646085	27.973574	23.52%	345,989	2004
	16.513030	22.646085	37.14%	398,775	2003
	18.511818	16.513030	-10.80%	455,335	2002
	19.350718	18.511818	-4.34%	618,068	2001
	14.636558	19.350718	32.21%	672,960	2000
	10.000000	14.636558	46.37%	148,436	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.059349	18.763627	16.84%	221,038	2005
	13.012982	16.059349	23.41%	262,694	2004
	9.507545	13.012982	36.87%	272,596	2003
	10.673646	9.507545	-10.93%	197,205	2002
	11.174896	10.673646	-4.49%	247,040	2001
	10.000000	11.174896	11.75%	157,262	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.985467	14.199710	1.53%	0	2005
	12.393217	13.985467	12.85%	0	2004
	7.933480	12.393217	56.21%	0	2003
	10.000000	7.933480	-20.67%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.179461	13.364657	1.41%	54,266	2005
	11.694184	13.179461	12.70%	95,327	2004
	7.506313	11.694184	55.79%	66,525	2003
	10.000000	7.506313	-24.94%	7,186	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.167131	12.489384	2.65%	0	2005
	11.047206	12.167131	10.14%	0	2004
	8.935581	11.047206	23.63%	0	2003
	10.000000	8.935581	-10.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.001267	13.126322	9.37%	0	2005
	10.197846	12.001267	17.68%	0	2004
	7.771112	10.197846	31.23%	0	2003
	10.000000	7.771112	-22.29%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.470805	4.71%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.696519	20.564174	31.01%	8,073	2005
	13.164614	15.696519	19.23%	9,150	2004
	8.075477	13.164614	63.02%	5,917	2003
	10.000000	8.075477	-19.25%	4,932	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.778855	15.449940	31.17%	92,186	2005
	10.000000	11.778855	17.79%	4,934	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.221787	11.472443	2.23%	89,317	2005
	10.977049	11.221787	2.23%	104,942	2004
	10.870491	10.977049	0.98%	162,685	2003
	10.000000	10.870491	8.70%	275,564	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.015145	11.265913	2.28%	62,596	2005
	10.631781	11.015145	3.61%	63,263	2004
	9.952288	10.631781	6.83%	41,922	2003
	10.000000	9.952288	-0.48%	89,879	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.424838	11.818296	3.44%	39,016	2005
	10.769266	11.424838	6.09%	48,443	2004
	9.567393	10.769266	12.56%	76,044	2003
	10.000000	9.567393	-4.33%	155,340	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.712127	12.215002	4.29%	183,837	2005
	10.800502	11.712127	8.44%	225,368	2004
	9.087386	10.800502	18.85%	229,490	2003
	10.000000	9.087386	-9.13%	57,485	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.042100	12.765146	6.00%	64,468	2005
	10.851475	12.042100	10.97%	105,041	2004
	8.654991	10.851475	25.38%	13,627	2003
	10.000000	8.654991	-13.45%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.257568	13.097849	6.86%	13,664	2005
	10.858346	12.257568	12.89%	21,661	2004
	8.317376	10.858346	30.55%	2,061	2003
	10.000000	8.317376	-16.83%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.959568	10.123320	1.64%	276,118	2005
	9.979201	9.959568	-0.20%	107,985	2004
	10.017328	9.979201	-0.38%	116,716	2003
	10.000000	10.017328	0.17%	236,687	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.470805	4.71%	0	2005*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.510784	12.740807	10.69%	31,200	2005
	10.000000	11.510784	15.11%	10,394	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.687823	14.081077	10.98%	0	2005
	11.073827	12.687823	14.57%	0	2004
	8.307066	11.073827	33.31%	0	2003
	10.000000	8.307066	-16.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.026482	13.323169	10.78%	29,028	2005
	10.517292	12.026482	14.35%	36,815	2004
	7.910351	10.517292	32.96%	27,082	2003
	10.000000	7.910351	-20.90%	14,842	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.663880	11.374199	6.66%	53,797	2005
	9.518193	10.663880	12.04%	56,692	2004
	7.171542	9.518193	32.72%	51,300	2003
	10.000000	7.171542	-28.28%	40,590	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.847061	14.130252	2.05%	0	2005
	11.924195	13.847061	16.13%	0	2004
	7.678765	11.924195	55.29%	0	2003
	10.000000	7.678765	-23.21%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.792388	13.017059	1.76%	31,184	2005
	11.044423	12.792388	15.83%	78,082	2004
	7.130771	11.044423	54.88%	44,128	2003
	10.000000	7.130771	-28.69%	29,272	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.542322	15.058680	11.20%	0	2005
	11.492866	13.542322	17.83%	0	2004
	8.232437	11.492866	39.60%	0	2003
	10.000000	8.232437	-17.68%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.827514	15.333214	10.89%	20,368	2005
	11.758464	13.827514	17.60%	49,903	2004
	8.446731	11.758464	39.21%	24,068	2003
	10.000000	8.446731	-15.53%	18,653	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.210696	15.604217	9.81%	3,356	2005
	12.220048	14.210696	16.29%	2,161	2004
	10.000000	12.220048	22.20%	650	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.830729	10.144068	3.19%	4,764	2005
	9.111375	9.830729	7.90%	29,758	2004
	7.506545	9.111375	21.38%	10,072	2003
	10.000000	7.506545	-24.93%	3,542	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.742771	9.921226	1.83%	20,551	2005
	8.604014	9.742771	13.24%	28,367	2004
	6.361877	8.604014	35.24%	20,693	2003
	10.000000	6.361877	-36.38%	15,431	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.049749	10.450103	3.98%	6,958	2005
	9.557789	10.049749	5.15%	7,849	2004
	7.235401	9.557789	32.10%	8,049	2003
	10.000000	7.235401	-27.65%	6,069	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.039698	12.690463	5.41%	43,250	2005
	10.591139	12.039698	13.68%	40,329	2004
	8.578588	10.591139	23.46%	64,844	2003
	10.000000	8.578588	-14.21%	18,577	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.039994	10.140253	1.00%	0	2005
	9.644326	10.039994	4.10%	0	2004
	8.301551	9.644326	16.17%	0	2003
	10.000000	8.301551	-16.98%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.412170	12.460824	9.19%	0	2005
	10.519832	11.412170	8.48%	0	2004
	7.962750	10.519832	32.11%	0	2003
	10.000000	7.962750	-20.37%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.285136	11.619056	2.96%	0	2005
	10.760169	11.285136	4.88%	0	2004
	9.266779	10.760169	16.12%	0	2003
	10.000000	9.266779	-7.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.307864	11.962752	5.79%	580	2005
	10.000000	11.307864	13.08%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.562955	10.966101	3.82%	22,885	2005
	10.007563	10.562955	5.55%	28,788	2004
	7.734887	10.007563	29.38%	22,134	2003
	10.000000	7.734887	-22.65%	4,981	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.228726	14.970685	13.17%	0	2005
	11.213451	13.228726	17.97%	0	2004
	7.919547	11.213451	41.59%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.155681	14.855748	12.92%	64,625	2005
	11.178271	13.155681	17.69%	74,080	2004
	7.903559	11.178271	41.43%	84,005	2003
	10.000000	7.903559	-20.96%	56,659	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.582258	13.110825	13.20%	0	2005
	10.000000	11.582258	15.82%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.565122	13.058173	12.91%	107,943	2005
	10.000000	11.565122	15.65%	36,508	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.754256	12.919204	1.29%	0	2005
	11.822961	12.754256	7.88%	0	2004
	9.634177	11.822961	22.72%	0	2003
	10.000000	9.634177	-3.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.059368	11.577644	4.69%	36,788	2005
	10.235045	11.059368	8.05%	46,529	2004
	8.176673	10.235045	25.17%	28,270	2003
	10.000000	8.176673	-18.23%	12,015	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.128033	15.374789	8.82%	0	2005
	11.949994	14.128033	18.23%	0	2004
	8.361309	11.949994	42.92%	0	2003
	10.000000	8.361309	-16.39%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.098318	13.289178	1.46%	107,564	2005
	12.201547	13.098318	7.35%	63,487	2004
	10.519699	12.201547	15.99%	35,132	2003
	10.000000	10.519699	5.20%	47,610	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.576445	14.143777	4.18%	9,890	2005
	12.342155	13.576445	10.00%	6,427	2004
	10.000000	12.342155	23.42%	3,531	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.900988	13.219470	11.08%	4,763	2005
	10.345686	11.900988	15.03%	7,955	2004
	8.130642	10.345686	27.24%	3,579	2003
	10.000000	8.130642	-18.69%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.364428	15.221180	5.96%	0	2005
	11.495885	14.364428	24.95%	0	2004
	7.759553	11.495885	48.15%	0	2003
	10.000000	7.759553	-22.40%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.570536	11.060873	4.64%	1,118	2005
	10.165700	10.570536	3.98%	3,151	2004
	8.220627	10.165700	23.66%	1,638	2003
	10.000000	8.220627	-17.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.558507	12.321543	-1.89%	0	2005
	11.882903	12.558507	5.69%	0	2004
	10.133485	11.882903	17.26%	0	2003
	10.000000	10.133485	1.33%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.905610	18.905868	11.83%	0	2005
	14.308283	16.905610	18.15%	0	2004
	10.525304	14.308283	35.94%	0	2003
	10.000000	10.525304	5.25%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.842085	10.968815	1.17%	0	2005
	10.514136	10.842085	3.12%	0	2004
	10.259870	10.514136	2.48%	0	2003
	10.000000	10.259870	2.60%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.979375	16.168698	7.94%	0	2005
	13.237519	14.979375	13.16%	0	2004
	10.570953	13.237519	25.23%	0	2003
	10.000000	10.570953	5.20%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.282153	17.296209	13.18%	0	2005
	13.214156	15.282153	15.65%	0	2004
	10.289116	13.214156	28.43%	0	2003
	10.000000	10.289116	2.89%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.282153	17.296209	13.18%	0	2005
	13.214156	15.282153	15.65%	0	2004
	10.289116	13.214156	28.43%	0	2003
	10.000000	10.289116	2.89%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.198208	20.160892	10.79%	0	2005
	14.801661	18.198208	22.95%	0	2004
	10.799902	14.801661	37.05%	0	2003
	10.000000	10.799902	8.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.455326	10.758261	2.90%	19,467	2005
	10.147616	10.455326	3.03%	7,311	2004
	10.000000	10.147616	1.48%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.256606	19.946385	15.59%	15,806	2005
	12.810062	17.256606	34.71%	19,988	2004
	10.000000	12.810062	28.10%	17,465	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.136049	12.508818	3.07%	88,759	2005
	10.439311	12.136049	16.25%	101,863	2004
	8.063596	10.439311	29.46%	60,697	2003
	10.000000	8.063596	-19.36%	44,212	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.308823	9.919914	6.56%	16,713	2005
	8.806051	9.308823	5.71%	16,859	2004
	7.001952	8.806051	25.77%	17,068	2003
	10.000000	7.001952	-29.98%	8,183	2002*

No Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.408412	11.901726	4.32%	12,860	2005
	10.402001	11.408412	9.68%	10,911	2004
	7.886658	10.402001	31.89%	15,048	2003
	10.000000	7.886658	-21.13%	18,378	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.310341	11.077579	7.44%	381	2005
	9.799183	10.310341	5.22%	479	2004
	7.665944	9.799183	27.83%	594	2003
	10.000000	7.665944	-23.34%	425	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.914900	12.922631	8.46%	0	2005
	10.425400	11.914900	14.29%	0	2004
	7.783775	10.425400	33.94%	0	2003
	10.000000	7.783775	-22.16%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.070124	11.969237	8.12%	2,176	2005
	10.000000	11.070124	10.70%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.283870	15.471764	16.47%	367	2005
	10.852326	13.283870	22.41%	367	2004
	8.528435	10.852326	27.25%	1,040	2003
	10.000000	8.528435	-14.72%	1,048	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.194944	12.986306	6.49%	0	2005
	10.828103	12.194944	12.62%	0	2004
	8.595219	10.828103	25.98%	0	2003
	10.000000	8.595219	-14.05%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.626522	11.109894	4.55%	0	2005
	10.153233	10.626522	4.66%	0	2004
	8.203467	10.153233	23.77%	0	2003
	10.000000	8.203467	-17.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.487203	9.891207	4.26%	0	2005
	9.088628	9.487203	4.39%	0	2004
	7.358017	9.088628	23.52%	0	2003
	10.000000	7.358017	-26.42%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.597190	12.003182	3.50%	16,196	2005
	10.537710	11.597190	10.05%	3,797	2004
	8.056521	10.537710	30.80%	4,228	2003
	10.000000	8.056521	-19.43%	1,505	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.589635	19.127883	15.30%	1,214	2005
	13.424305	16.589635	23.58%	5,446	2004
	9.424575	13.424305	42.44%	5,523	2003
	10.000000	9.424575	-5.75%	1,218	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.730305	11.057572	13.64%	1,554	2005
	9.076148	9.730305	7.21%	4,731	2004
	7.435062	9.076148	22.07%	6,837	2003
	10.000000	7.435062	-25.65%	4,575	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.892100	15.713366	5.51%	11,365	2005
	12.639255	14.892100	17.82%	11,439	2004
	9.066002	12.639255	39.41%	8,821	2003
	10.000000	9.066002	-9.34%	8,569	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.493165	14.317649	6.11%	0	2005
	11.187856	13.493165	20.61%	0	2004
	8.206175	11.187856	36.33%	0	2003
	10.000000	8.206175	-17.94%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.430515	10.694480	2.53%	0	2005
	9.924801	10.430515	5.10%	0	2004
	7.960126	9.924801	24.68%	0	2003
	10.000000	7.960126	-20.40%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.784104	12.207776	3.60%	97	2005
	10.763801	11.784104	9.48%	59	2004
	8.474296	10.763801	27.02%	19	2003
	10.000000	8.474296	-15.26%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.269475	13.712697	3.34%	0	2005
	12.152235	13.269475	9.19%	2,225	2004
	10.000000	12.152235	21.52%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.036413	11.442439	3.68%	3,114	2005
	10.185768	11.036413	8.35%	3,149	2004
	8.085047	10.185768	25.98%	831	2003
	10.000000	8.085047	-19.15%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.602302	10.669141	0.63%	5,597	2005
	10.003573	10.602302	5.99%	6,007	2004
	8.161030	10.003573	22.58%	1,159	2003
	10.000000	8.161030	-18.39%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.074390	13.231347	1.20%	3,764	2005
	11.994436	13.074390	9.00%	3,105	2004
	9.952676	11.994436	20.51%	3,010	2003
	10.000000	9.952676	-0.47%	3,003	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.415399	12.321240	7.94%	757	2005
	10.114030	11.415399	12.87%	757	2004
	7.751895	10.114030	30.47%	0	2003
	10.000000	7.751895	-22.48%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.881545	14.365863	11.52%	0	2005
	11.277887	12.881545	14.22%	0	2004
	8.136497	11.277887	38.61%	0	2003
	10.000000	8.136497	-18.64%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.253864	11.280504	0.24%	0	2005
	10.975971	11.253864	2.53%	0	2004
	10.599997	10.975971	3.55%	0	2003
	10.000000	10.599997	6.00%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.312129	11.304162	-0.07%	928	2005
	11.064838	11.312129	2.23%	1,124	2004
	10.706901	11.064838	3.34%	2,941	2003
	10.000000	10.706901	7.07%	3,581	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.266576	13.883525	4.65%	196,907	2005
	12.037206	13.266576	10.21%	247,000	2004
	9.341757	12.037206	28.85%	260,849	2003
	11.374365	9.341757	-17.87%	296,176	2002
	12.112146	11.374365	-6.09%	332,252	2001
	11.301374	12.112146	7.17%	371,009	2000
	10.748944	11.301374	5.14%	363,153	1999
	10.000000	10.748944	7.49%	184,391	1998*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.830389	12.358612	4.46%	22,705	2005
	10.748493	11.830389	10.07%	25,002	2004
	8.353906	10.748493	28.66%	26,082	2003
	10.190500	8.353906	-18.02%	39,997	2002
	10.867182	10.190500	-6.23%	45,974	2001
	10.000000	10.867182	8.67%	13,756	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.960117	12.506294	4.57%	220,023	2005
	11.705029	11.960117	2.18%	298,808	2004
	8.908702	11.705029	31.39%	340,440	2003
	12.898643	8.908702	-30.93%	376,213	2002
	15.845214	12.898643	-18.60%	479,654	2001
	18.005139	15.845214	-12.00%	545,330	2000
	13.254076	18.005139	35.85%	464,007	1999
	10.000000	13.254076	32.54%	163,939	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.355533	6.635037	4.40%	36,051	2005
	6.228489	6.355533	2.04%	38,139	2004
	4.749117	6.228489	31.15%	43,720	2003
	6.885666	4.749117	-31.03%	65,143	2002
	8.473041	6.885666	-18.73%	72,870	2001
	10.000000	8.473041	-15.27%	49,666	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.174487	9.307478	1.45%	138,984	2005
	8.469922	9.174487	8.32%	179,062	2004
	6.741523	8.469922	25.64%	189,094	2003
	6.575152	6.741523	2.53%	212,373	2002
	7.542585	6.575152	-12.83%	291,952	2001
	9.849428	7.542585	-23.42%	347,465	2000
	9.210254	9.849428	6.94%	380,228	1999
	10.000000	9.210254	-7.90%	270,444	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.722859	9.843498	1.24%	12,231	2005
	8.983094	9.722859	8.24%	13,803	2004
	7.162180	8.983094	25.42%	14,716	2003
	7.007024	7.162180	2.21%	13,061	2002
	8.041230	7.007024	-12.86%	14,910	2001
	10.000000	8.041230	-19.59%	8,058	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.815716	12.047827	1.96%	94,160	2005
	11.798730	11.815716	0.14%	92,528	2004
	11.806020	11.798730	-0.06%	152,737	2003
	11.732595	11.806020	0.63%	221,903	2002
	11.385393	11.732595	3.05%	234,505	2001
	10.820248	11.385393	5.22%	198,954	2000
	10.397737	10.820248	4.06%	286,015	1999
	10.000000	10.397737	3.98%	236,787	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.654511	13.720391	17.73%	37,787	2005
	10.378340	11.654511	12.30%	73,604	2004
	7.324037	10.378340	41.70%	100,682	2003
	9.292160	7.324037	-21.18%	111,415	2002
	11.928989	9.292160	-22.10%	141,135	2001
	14.910446	11.928989	-20.00%	174,231	2000
	10.577127	14.910446	40.97%	113,985	1999
	10.000000	10.577127	5.77%	85,723	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.179347	9.613928	17.54%	2,884	2005
	7.294899	8.179347	12.12%	2,917	2004
	5.154083	7.294899	41.54%	6,563	2003
	6.548392	5.154083	-21.29%	7,225	2002
	8.394882	6.548392	-22.00%	10,828	2001
	10.000000	8.394882	-16.05%	16,430	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.074065	13.031918	17.68%	8,542	2005
	10.000000	11.074065	10.74%	10,444	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.055128	12.989613	17.50%	16,359	2005
	10.000000	11.055128	10.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.415543	11.983124	4.97%	2,693	2005
	10.386633	11.415543	9.91%	1,624	2004
	7.828991	10.386633	32.67%	455	2003
	9.393264	7.828991	-16.65%	1,099	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.358814	11.895944	4.73%	0	2005
	10.348452	11.358814	9.76%	2,053	2004
	7.819367	10.348452	32.34%	2,053	2003
	9.393276	7.819367	-16.76%	2,053	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	12.019025	12.360323	2.84%	50,457	2005
	11.528749	12.019025	4.25%	59,894	2004
	9.881607	11.528749	16.67%	71,058	2003
	10.956424	9.881607	-9.81%	78,266	2002
	11.564195	10.956424	-5.26%	107,959	2001
	12.180770	11.564195	-5.06%	115,651	2000
	11.088896	12.180770	9.85%	109,384	1999
	10.000000	11.088896	10.89%	25,455	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.779527	10.042991	2.69%	514	2005
	9.396773	9.779527	4.07%	542	2004
	8.070871	9.396773	16.43%	571	2003
	8.966066	8.070871	-9.98%	601	2002
	9.477182	8.966066	-5.39%	631	2001
	10.000000	9.477182	-5.23%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.838424	11.131531	2.70%	16,375	2005
	10.347755	10.838424	4.74%	27,631	2004
	8.491806	10.347755	21.86%	28,667	2003
	10.161002	8.491806	-16.43%	31,976	2002
	11.103094	10.161002	-8.48%	33,361	2001
	12.837906	11.103094	-13.51%	94,915	2000
	11.268555	12.837906	13.93%	95,792	1999
	10.000000	11.268555	12.69%	33,217	1998*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.440163	8.649536	2.48%	1,117	2005
	8.075053	8.440163	4.52%	2,859	2004
	6.633272	8.075053	21.74%	2,859	2003
	7.964147	6.633272	-16.71%	2,859	2002
	8.711234	7.964147	-8.58%	12,952	2001
	10.000000	8.711234	-12.89%	10,221	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.003508	18.503945	15.62%	208,031	2005
	14.022350	16.003508	14.13%	247,517	2004
	11.040689	14.022350	27.01%	281,221	2003
	12.318941	11.040689	-10.38%	296,605	2002
	14.206595	12.318941	-13.29%	349,054	2001
	15.390001	14.206595	-7.69%	410,677	2000
	12.528086	15.390001	22.84%	326,387	1999
	10.000000	12.528086	25.28%	133,901	1998*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.353200	11.950253	15.43%	21,375	2005
	9.085717	10.353200	13.95%	36,824	2004
	7.162514	9.085717	26.85%	38,719	2003
	8.007633	7.162514	-10.55%	36,562	2002
	9.246004	8.007633	-13.39%	40,991	2001
	10.000000	9.246004	-7.54%	23,545	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.142907	12.595391	3.73%	205,103	2005
	11.094119	12.142907	9.45%	261,096	2004
	8.731291	11.094119	27.06%	299,367	2003
	11.349065	8.731291	-23.07%	326,955	2002
	13.049356	11.349065	-13.03%	368,908	2001
	14.539880	13.049356	-10.25%	425,794	2000
	12.193234	14.539880	19.25%	369,530	1999
	10.000000	12.193234	21.93%	117,105	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.511414	14.674187	1.12%	176,180	2005
	14.039853	14.511414	3.36%	204,033	2004
	13.486945	14.039853	4.10%	253,299	2003
	12.352419	13.486945	9.18%	326,872	2002
	11.510006	12.352419	7.32%	358,339	2001
	10.458120	11.510006	10.06%	382,769	2000
	10.681197	10.458120	-2.09%	345,609	1999
	10.000000	10.681197	6.81%	163,774	1998*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.423279	10.068601	6.85%	0	2005
	8.639678	9.423279	9.07%	0	2004
	6.691749	8.639678	29.11%	0	2003
	9.180625	6.691749	-27.11%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.293763	9.908337	6.61%	0	2005
	8.541500	9.293763	8.81%	0	2004
	6.625606	8.541500	28.92%	0	2003
	9.124924	6.625606	-27.39%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	11.798704	12.330080	4.50%	97,855	2005
	11.310623	11.798704	4.32%	130,693	2004
	9.725907	11.310623	16.29%	131,310	2003
	10.772159	9.725907	-9.71%	136,166	2002
	11.078106	10.772159	-2.76%	160,728	2001
	11.708369	11.078106	-5.38%	185,556	2000
	11.330772	11.708369	3.33%	204,340	1999
	10.000000	11.330772	13.31%	99,431	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.155654	10.604687	4.42%	7,722	2005
	9.761063	10.155654	4.04%	11,767	2004
	8.401746	9.761063	16.18%	12,276	2003
	9.323847	8.401746	-9.89%	12,385	2002
	9.603019	9.323847	-2.91%	9,191	2001
	10.000000	9.603019	-3.97%	4,993	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	7.025201	8.410119	19.71%	14,512	2005
	7.010380	7.025201	0.21%	3,374	2004
	5.659734	7.010380	23.86%	0	2003
	6.165269	5.659734	-8.20%	1,179	2002
	8.727760	6.165269	-29.36%	0	2001
	10.000000	8.727760	-12.72%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.985946	8.342129	19.41%	5,014	2005
	6.970701	6.985946	0.22%	5,626	2004
	5.639686	6.970701	23.60%	5,228	2003
	6.165263	5.639686	-8.52%	5,228	2002
	8.727758	6.165263	-29.36%	5,402	2001
	10.000000	8.727758	-12.72%	343	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	12.115676	12.891271	6.40%	252,258	2005
	11.578085	12.115676	4.64%	304,308	2004
	9.466793	11.578085	22.30%	340,842	2003
	11.484381	9.466793	-17.57%	356,167	2002
	12.733906	11.484381	-9.81%	407,990	2001
	13.361770	12.733906	-4.70%	455,773	2000
	12.381235	13.361770	7.92%	448,328	1999
	10.000000	12.381235	23.81%	154,651	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.278601	9.860877	6.28%	17,003	2005
	8.886237	9.278601	4.42%	18,555	2004
	7.274910	8.886237	22.15%	21,400	2003
	8.841534	7.274910	-17.72%	35,774	2002
	9.820444	8.841534	-9.97%	35,057	2001
	10.000000	9.820444	-1.80%	17,343	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.957278	9.648957	7.72%	239,210	2005
	8.455413	8.957278	5.94%	305,651	2004
	6.590287	8.455413	28.30%	339,953	2003
	8.529705	6.590287	-22.74%	391,687	2002
	10.075545	8.529705	-15.34%	499,198	2001
	12.293685	10.075545	-18.04%	655,245	2000
	11.925368	12.293685	3.09%	724,460	1999
	10.000000	11.925368	19.25%	384,081	1998*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.505117	8.070910	7.54%	6,124	2005
	7.095805	7.505117	5.77%	8,706	2004
	5.541567	7.095805	28.05%	8,706	2003
	7.180739	5.541567	-22.83%	8,511	2002
	8.502185	7.180739	-15.54%	15,424	2001
	10.000000	8.502185	-14.98%	10,894	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	27.889399	32.621316	16.97%	44,943	2005
	22.589329	27.889399	23.46%	60,452	2004
	16.479948	22.589329	37.07%	75,491	2003
	18.484070	16.479948	-10.84%	77,260	2002
	19.331537	18.484070	-4.38%	105,062	2001
	14.629390	19.331537	32.14%	113,769	2000
	10.000000	14.629390	46.29%	32,685	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.021532	18.710021	16.78%	9,894	2005
	12.988896	16.021532	23.35%	11,216	2004
	9.494742	12.988896	36.80%	11,009	2003
	10.664665	9.494742	-10.97%	10,789	2002
	11.171169	10.664665	-4.53%	13,478	2001
	10.000000	11.171169	11.71%	11,115	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.967283	14.174098	1.48%	0	2005
	12.383355	13.967283	12.79%	0	2004
	7.931155	12.383355	56.14%	0	2003
	10.000000	7.931155	-20.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.161718	13.339953	1.35%	5,280	2005
	11.684334	13.161718	12.64%	22,173	2004
	7.503774	11.684334	55.71%	4,042	2003
	10.000000	7.503774	-24.96%	1,310	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.151319	12.466872	2.60%	0	2005
	11.038418	12.151319	10.08%	0	2004
	8.932971	11.038418	23.57%	0	2003
	10.000000	8.932971	-10.67%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.985661	13.102663	9.32%	374	2005
	10.189721	11.985661	17.63%	374	2004
	7.768839	10.189721	31.16%	0	2003
	10.000000	7.768839	-22.31%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.467295	4.67%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.673744	20.524022	30.95%	2,021	2005
	13.152150	15.673744	19.17%	2,162	2004
	8.071891	13.152150	62.94%	2,483	2003
	10.000000	8.071891	-19.28%	946	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.774920	15.437027	31.10%	42,942	2005
	10.000000	11.774920	17.75%	513	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.205498	11.450017	2.18%	27,143	2005
	10.966647	11.205498	2.18%	36,143	2004
	10.865679	10.966647	0.93%	40,137	2003
	10.000000	10.865679	8.66%	59,043	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.999151	11.243892	2.23%	22,554	2005
	10.621705	10.999151	3.55%	25,304	2004
	9.947886	10.621705	6.77%	15,007	2003
	10.000000	9.947886	-0.52%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.408246	11.795191	3.39%	5,040	2005
	10.759060	11.408246	6.03%	8,067	2004
	9.563157	10.759060	12.51%	25,002	2003
	10.000000	9.563157	-4.37%	7,545	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.695127	12.191118	4.24%	76,654	2005
	10.790263	11.695127	8.39%	108,296	2004
	9.083363	10.790263	18.79%	7,530	2003
	10.000000	9.083363	-9.17%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.024631	12.740207	5.95%	7,311	2005
	10.841205	12.024631	10.92%	7,788	2004
	8.651160	10.841205	25.32%	0	2003
	10.000000	8.651160	-13.49%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.239747	13.072210	6.80%	467	2005
	10.848035	12.239747	12.83%	2,192	2004
	8.313690	10.848035	30.48%	0	2003
	10.000000	8.313690	-16.86%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.944911	10.103332	1.59%	85,628	2005
	9.969550	9.944911	-0.25%	76,842	2004
	10.012697	9.969550	-0.43%	65,546	2003
	10.000000	10.012697	0.13%	51,763	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.506947	12.730152	10.63%	12,513	2005
	10.000000	11.506947	15.07%	4,118	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.671316	14.055679	10.93%	0	2005
	11.065004	12.671316	14.52%	0	2004
	8.304631	11.065004	33.24%	0	2003
	10.000000	8.304631	-16.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.010284	13.298521	10.73%	14,075	2005
	10.508426	12.010284	14.29%	2,559	2004
	7.907673	10.508426	32.89%	7,985	2003
	10.000000	7.907673	-20.92%	0	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.648377	11.351949	6.61%	9,361	2005
	9.509171	10.648377	11.98%	2,121	2004
	7.168359	9.509171	32.65%	1,823	2003
	10.000000	7.168359	-28.32%	2,492	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.829059	14.104766	1.99%	0	2005
	11.914703	13.829059	16.07%	0	2004
	7.676517	11.914703	55.21%	0	2003
	10.000000	7.676517	-23.23%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.775132	12.992956	1.71%	28,313	2005
	11.035100	12.775132	15.77%	29,543	2004
	7.128347	11.035100	54.81%	24,393	2003
	10.000000	7.128347	-28.72%	10,005	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.524702	15.031518	11.14%	0	2005
	11.483710	13.524702	17.77%	0	2004
	8.230021	11.483710	39.53%	0	2003
	10.000000	8.230021	-17.70%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.807416	15.303222	10.83%	1,983	2005
	11.747303	13.807416	17.54%	11,626	2004
	8.442986	11.747303	39.14%	16,638	2003
	10.000000	8.442986	-15.57%	4,096	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.198724	15.583232	9.75%	5,581	2005
	12.215917	14.198724	16.23%	0	2004
	10.000000	12.215917	22.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.816454	10.124236	3.14%	6,292	2005
	9.102738	9.816454	7.84%	12,885	2004
	7.503215	9.102738	21.32%	13,467	2003
	10.000000	7.503215	-24.97%	423	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.728607	9.901813	1.78%	813	2005
	8.595842	9.728607	13.18%	3,240	2004
	6.359051	8.595842	35.17%	3,031	2003
	10.000000	6.359051	-36.41%	7,146	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.035156	10.429677	3.93%	12,213	2005
	9.548727	10.035156	5.09%	783	2004
	7.232192	9.548727	32.03%	5,038	2003
	10.000000	7.232192	-27.68%	451	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.022191	12.665632	5.35%	3,968	2005
	10.581086	12.022191	13.62%	4,175	2004
	8.574784	10.581086	23.40%	6,609	2003
	10.000000	8.574784	-14.25%	3,381	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.026937	10.121962	0.95%	0	2005
	9.636656	10.026937	4.05%	0	2004
	8.299126	9.636656	16.12%	0	2003
	10.000000	8.299126	-17.01%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.397317	12.438333	9.13%	0	2005
	10.511462	11.397317	8.43%	0	2004
	7.960426	10.511462	32.05%	0	2003
	10.000000	7.960426	-20.40%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.270454	11.598094	2.91%	5,361	2005
	10.751588	11.270454	4.83%	5,626	2004
	9.264070	10.751588	16.06%	4,104	2003
	10.000000	9.264070	-7.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.304090	11.952742	5.74%	955	2005
	10.000000	11.304090	13.04%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.547596	10.944643	3.76%	1,078	2005
	9.998064	10.547596	5.50%	1,370	2004
	7.731447	9.998064	29.32%	3,080	2003
	10.000000	7.731447	-22.69%	795	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.211508	14.943675	13.11%	0	2005
	11.204513	13.211508	17.91%	0	2004
	7.917226	11.204513	41.52%	0	2003
	10.000000	7.917226	-20.83%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.136583	14.826709	12.87%	3,895	2005
	11.167671	13.136583	17.63%	4,138	2004
	7.900050	11.167671	41.36%	6,386	2003
	10.000000	7.900050	-21.00%	4,993	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.578402	13.099862	13.14%	0	2005
	10.000000	11.578402	15.78%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.561258	13.047244	12.85%	48,902	2005
	10.000000	11.561258	15.61%	4,602	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.737662	12.895895	1.24%	0	2005
	11.813545	12.737662	7.82%	0	2004
	9.631355	11.813545	22.66%	0	2003
	10.000000	9.631355	-3.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.043333	11.555026	4.63%	2,016	2005
	10.225367	11.043333	8.00%	2,028	2004
	8.173058	10.225367	25.11%	2,083	2003
	10.000000	8.173058	-18.27%	6,701	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.109649	15.347061	8.77%	639	2005
	11.940481	14.109649	18.17%	639	2004
	8.358865	11.940481	42.85%	0	2003
	10.000000	8.358865	-16.41%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.079309	13.263210	1.41%	24,379	2005
	12.189991	13.079309	7.30%	15,542	2004
	10.515050	12.189991	15.93%	18,088	2003
	10.000000	10.515050	5.15%	7,780	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.565020	14.124764	4.13%	0	2005
	12.338004	13.565020	9.95%	0	2004
	10.000000	12.338004	23.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.885512	13.195632	11.02%	0	2005
	10.337449	11.885512	14.98%	0	2004
	8.128269	10.337449	27.18%	0	2003
	10.000000	8.128269	-18.72%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.345748	15.193728	5.91%	0	2005
	11.486731	14.345748	24.89%	0	2004
	7.757281	11.486731	48.08%	0	2003
	10.000000	7.757281	-22.43%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.556790	11.040925	4.59%	0	2005
	10.157603	10.556790	3.93%	0	2004
	8.218225	10.157603	23.60%	0	2003
	10.000000	8.218225	-17.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.544425	12.301525	-1.94%	0	2005
	11.875579	12.544425	5.63%	0	2004
	10.132344	11.875579	17.20%	0	2003
	10.000000	10.132344	1.32%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.886675	18.875203	11.78%	0	2005
	14.299467	16.886675	18.09%	0	2004
	10.524131	14.299467	35.87%	0	2003
	10.000000	10.524131	5.24%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.829921	10.950991	1.12%	0	2005
	10.507647	10.829921	3.07%	0	2004
	10.258720	10.507647	2.43%	0	2003
	10.000000	10.258720	2.59%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.962580	16.142447	7.89%	0	2005
	13.229355	14.962580	13.10%	0	2004
	10.569767	13.229355	25.16%	0	2003
	10.000000	10.569767	5.70%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.105630	15.507790	2.66%	0	2005
	13.240830	15.105630	14.08%	0	2004
	10.868510	13.240830	21.83%	0	2003
	10.000000	10.868510	8.69%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.265026	17.268119	13.12%	0	2005
	13.206009	15.265026	15.59%	0	2004
	10.287957	13.206009	28.36%	0	2003
	10.000000	10.287957	2.88%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.177801	20.128143	10.73%	0	2005
	14.792532	18.177801	22.88%	0	2004
	10.798692	14.792532	36.98%	0	2003
	10.000000	10.798692	7.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.446519	10.743786	2.85%	0	2005
	10.144192	10.446519	2.98%	0	2004
	10.000000	10.144192	1.44%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.242106	19.919591	15.53%	8,805	2005
	12.805750	17.242106	34.64%	8,437	2004
	10.000000	12.805750	28.06%	756	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.118416	12.484346	3.02%	37,695	2005
	10.429413	12.118416	16.19%	33,488	2004
	8.060018	10.429413	29.40%	12,618	2003
	10.000000	8.060018	-19.40%	3,762	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.295306	9.900523	6.51%	535	2005
	8.797708	9.295306	5.66%	1,908	2004
	6.998845	8.797708	25.70%	2,654	2003
	10.000000	6.998845	-30.01%	1,591	2002*

No Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.391834	11.878443	4.27%	98,407	2005
	10.392136	11.391834	9.62%	100,004	2004
	7.883164	10.392136	31.83%	96,678	2003
	10.000000	7.883164	-21.17%	50,887	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.295352	11.055895	7.39%	56,468	2005
	9.789884	10.295352	5.16%	55,191	2004
	7.662536	9.789884	27.76%	49,129	2003
	10.000000	7.662536	-23.37%	14,697	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.899379	12.899293	8.40%	14,289	2005
	10.417088	11.899379	14.23%	14,104	2004
	7.781500	10.417088	33.87%	8,957	2003
	10.000000	7.781500	-22.19%	2,639	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.066422	11.959212	8.07%	0	2005
	10.000000	11.066422	10.66%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.264583	15.441529	16.41%	12,746	2005
	10.842045	13.264583	22.34%	14,166	2004
	8.524659	10.842045	27.18%	12,859	2003
	10.000000	8.524659	-14.75%	4,082	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.179070	12.962876	6.44%	37,053	2005
	10.819481	12.179070	12.57%	36,301	2004
	8.592710	10.819481	25.91%	28,615	2003
	10.000000	8.592710	-14.07%	13,564	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.612707	11.089860	4.50%	20,424	2005
	10.145157	10.612707	4.61%	20,080	2004
	18.201074	10.145157	23.71%	13,982	2003
	10.000000	8.201074	-17.99%	4,033	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.473414	9.871860	4.21%	37,433	2005
	9.080017	9.473414	4.33%	41,203	2004
	7.354759	9.080017	23.46%	37,589	2003
	10.000000	7.354759	-26.45%	22,080	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.580332	11.979692	3.45%	115,073	2005
	10.527714	11.580332	10.00%	127,337	2004
	8.052943	10.527714	30.73%	106,783	2003
	10.000000	8.052943	-19.47%	59,854	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.565529	19.090479	15.24%	28,287	2005
	13.411564	16.565529	23.52%	30,535	2004
	9.420392	13.411564	42.37%	40,152	2003
	10.000000	9.420392	-5.80%	22,717	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.716171	11.035952	13.58%	23,740	2005
	9.067537	9.716171	7.15%	26,290	2004
	7.431756	9.067537	22.01%	26,173	2003
	10.000000	7.431756	-25.68%	9,175	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.870443	15.682603	5.46%	92,488	2005
	12.627248	14.870443	17.76%	91,356	2004
	9.061970	12.627248	39.34%	85,518	2003
	10.000000	9.061970	-9.38%	51,914	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.475585	14.291795	6.06%	39,190	2005
	11.178939	13.475585	20.54%	37,883	2004
	8.203773	11.178939	36.27%	24,732	2003
	10.000000	8.203773	-17.96%	10,417	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.416934	10.675178	2.48%	17,327	2005
	9.916881	10.416934	5.04%	18,668	2004
	7.957795	9.916881	24.62%	12,973	2003
	10.000000	7.957795	-20.42%	5,661	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.768772	12.185752	3.54%	72,591	2005
	10.755230	11.768772	9.42%	71,170	2004
	8.471828	10.755230	26.95%	51,888	2003
	10.000000	8.471828	-15.28%	15,922	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.258304	13.694236	3.29%	32,277	2005
	12.148139	13.258304	9.14%	42,153	2004
	10.000000	12.148139	21.48%	28,014	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.021533	11.421251	3.63%	39,163	2005
	10.177183	11.021533	8.30%	40,280	2004
	8.082311	10.177183	25.92%	34,368	2003
	10.000000	8.082311	-19.18%	1,187	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.588023	10.649401	0.58%	22,006	2005
	9.995143	10.588023	5.93%	23,559	2004
	8.158267	9.995143	22.52%	25,334	2003
	10.000000	8.158267	-18.42%	1,904	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.055391	13.205460	1.15%	127,200	2005
	11.983060	13.055391	8.95%	135,600	2004
	9.948267	11.983060	20.45%	126,921	2003
	10.000000	9.948267	-0.52%	34,996	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.400527	12.298984	7.88%	8,415	2005
	10.105967	11.400527	12.81%	10,129	2004
	7.749626	10.105967	30.41%	9,007	2003
	10.000000	7.749626	-22.50%	2,304	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.864797	14.339967	11.47%	32,708	2005
	11.268912	12.864797	14.16%	32,829	2004
	8.134115	11.268912	38.54%	18,928	2003
	10.000000	8.134115	-18.66%	8,198	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.239211	11.260136	0.19%	159,891	2005
	10.967214	11.239211	2.48%	166,031	2004
	10.596893	10.967214	3.49%	133,282	2003
	10.000000	10.596893	5.97%	48,510	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.296895	11.283249	-0.12%	200,303	2005
	11.055516	11.296895	2.18%	208,388	2004
	10.703290	11.055516	3.29%	203,876	2003
	10.000000	10.703290	7.03%	48,698	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.945410	11.448642	4.60%	186,603	2005
	9.936154	10.945410	10.16%	167,288	2004
	7.715073	9.936154	28.79%	124,785	2003
	9.398499	7.715073	-17.91%	44,029	2002
	10.013214	9.398499	-6.14%	33,834	2001
	9.347646	10.013214	7.12%	39,984	2000
	10.000000	9.347646	-6.52%	9,213	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.802507	12.323277	4.41%	502,234	2005
	10.728580	11.802507	10.01%	542,089	2004
	8.342645	10.728580	28.60%	511,013	2003
	10.181917	8.342645	-18.06%	362,934	2002
	10.863547	10.181917	-6.27%	248,989	2001
	10.000000	10.863547	8.64%	50,212	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.197495	8.567534	4.51%	33,996	2005
	8.026714	8.197495	2.13%	38,855	2004
	6.112223	8.026714	31.32%	46,045	2003
	8.854191	6.112223	-30.97%	51,465	2002
	10.882393	8.854191	-18.64%	65,429	2001
	12.372047	10.882393	-12.04%	77,114	2000
	10.000000	12.372047	23.72%	23,375	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.340535	6.616041	4.35%	579,624	2005
	6.216933	6.340535	1.99%	675,141	2004
	4.742706	6.216933	31.08%	725,478	2003
	6.879860	4.742706	-31.06%	607,697	2002
	8.470211	6.879860	-18.78%	548,258	2001
	10.000000	8.470211	-15.30%	196,392	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.023304	9.149492	1.40%	8,044	2005
	8.334567	9.023304	8.26%	10,498	2004
	6.637154	8.334567	25.57%	12,055	2003
	6.476636	6.637154	2.48%	10,496	2002
	7.433364	6.476636	-12.87%	19,257	2001
	9.711691	7.433364	-23.46%	25,778	2000
	10.000000	9.711691	-2.88%	9,214	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.699927	9.815349	1.19%	186,233	2005
	8.966435	9.699927	8.18%	224,337	2004
	7.152519	8.966435	23.56%	266,189	2003
	7.001121	7.152519	2.16%	153,962	2002
	8.038536	7.001121	-12.91%	143,516	2001
	10.000000	8.038536	-19.61%	62,966	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.190106	11.404178	1.91%	50,315	2005
	11.179669	11.190106	0.09%	56,120	2004
	11.192231	11.179669	-0.11%	70,985	2003
	11.128248	11.192231	0.57%	78,957	2002
	10.804422	11.128248	3.00%	89,040	2001
	10.273279	10.804422	5.17%	10,708	2000
	10.000000	10.273279	2.73%	2,487	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.222583	12.028585	17.67%	3,362	2005
	9.107814	10.222583	12.24%	5,066	2004
	6.430662	9.107814	41.63%	16,144	2003
	8.162853	6.430662	-21.22%	18,088	2002
	10.484559	8.162853	-22.14%	21,063	2001
	13.111592	10.484559	-20.04%	21,920	2000
	10.000000	13.111592	31.12%	2,518	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.160065	9.586439	17.48%	93,423	2005
	7.281387	8.160065	12.07%	105,968	2004
	5.147134	7.281387	41.46%	131,598	2003
	6.542864	5.147134	-21.33%	104,169	2002
	8.392071	6.542864	-22.04%	120,752	2001
	10.000000	8.392071	-16.08%	50,835	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.070371	13.020998	17.62%	6,944	2005
	10.000000	11.070371	10.70%	4,945	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.051431	12.978724	17.44%	26,626	2005
	10.000000	11.051431	10.51%	17,598	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.394868	11.955393	4.92%	716	2005
	10.373070	11.394868	9.85%	0	2004
	7.822723	10.373070	32.60%	0	2003
	9.390496	7.822723	-16.70%	469	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.338257	11.868418	4.68%	12,617	2005
	10.334948	11.338257	9.71%	13,122	2004
	7.813107	10.334948	32.28%	17,212	2003
	9.390506	7.813107	-16.80%	16,770	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.432617	10.723471	2.79%	0	2005
	10.012099	10.432617	4.20%	0	2004
	8.585970	10.012099	16.61%	0	2003
	9.524678	8.585970	-9.86%	0	2002
	10.058144	9.524678	-5.30%	0	2001
	10.599754	10.058144	-5.11%	0	2000
	10.000000	10.599754	6.00%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.756492	10.014282	2.64%	39,937	2005
	9.379376	9.756492	4.02%	46,276	2004
	8.060003	9.379376	16.37%	47,187	2003
	8.958520	8.060003	-10.03%	47,007	2002
	9.474016	8.958520	-5.44%	93,466	2001
	10.000000	9.474016	-5.26%	37,838	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.134159	9.376464	2.65%	2,822	2005
	8.725053	9.134159	4.69%	3,211	2004
	7.163768	8.725053	21.79%	3,602	2003
	8.576262	7.163768	-16.47%	4,338	2002
	9.376200	8.576262	-8.53%	4,931	2001
	10.846645	9.376200	-13.56%	5,234	2000
	10.000000	10.846645	8.47%	4,517	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.420272	8.624799	2.43%	23,673	2005
	8.060089	8.420272	4.47%	26,145	2004
	6.624331	8.060089	21.67%	28,169	2003
	7.957427	6.624331	-16.75%	30,507	2002
	8.708322	7.957427	-8.62%	35,033	2001
	10.000000	8.708322	-12.92%	25,492	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.745668	13.574017	15.57%	117,852	2005
	10.296811	11.745668	14.07%	114,561	2004
	8.111429	10.296811	26.94%	74,953	2003
	9.055114	8.111429	-10.42%	39,303	2002
	10.447964	9.055114	-13.33%	29,984	2001
	11.323961	10.447964	-7.74%	33,288	2000
	10.000000	11.323961	13.24%	10,698	1999*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.328798	11.916088	15.37%	480,428	2005
	9.068888	10.328798	13.89%	466,268	2004
	7.152860	9.068888	26.79%	332,578	2003
	8.000890	7.152860	-10.60%	227,172	2002
	9.242912	8.000890	-13.44%	188,098	2001
	10.000000	9.242912	-7.57%	70,842	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	9.028863	9.360586	3.67%	226,946	2005
	8.253205	9.028863	9.40%	260,086	2004
	6.498715	8.253205	27.00%	318,907	2003
	8.451416	6.498715	-23.11%	389,180	2002
	9.722536	8.451416	-13.07%	512,540	2001
	10.838507	9.722536	-10.30%	107,388	2000
	10.000000	10.838507	8.39%	18,731	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.583174	13.728611	1.07%	151,590	2005
	13.148426	13.583174	3.31%	178,045	2004
	12.637011	13.148426	4.05%	211,880	2003
	11.579832	12.637011	9.13%	278,234	2002
	10.795593	11.579832	7.26%	252,187	2001
	9.183933	10.795593	10.00%	86,761	2000
	10.000000	9.813933	-1.86%	17,542	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.404296	10.043252	6.79%	0	2005
	8.626621	9.404296	9.01%	0	2004
	6.685007	8.626621	29.04%	0	2003
	9.176015	6.685007	-27.15%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.274989	9.883331	6.56%	27,883	2005
	8.528560	9.274989	8.75%	28,875	2004
	6.618910	8.528560	28.85%	28,291	2003
	9.120319	6.618910	-27.43%	23,397	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.824167	10.261440	4.45%	12,316	2005
	9.422525	9.824167	4.26%	12,732	2004
	8.106438	9.422525	16.24%	13,554	2003
	8.983020	8.106438	-9.76%	15,756	2002
	9.242848	8.983020	-2.81%	19,383	2001
	9.773610	9.242848	-5.43%	32,693	2000
	10.000000	9.773610	-2.26%	13,284	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.131737	10.574380	4.37%	52,357	2005
	9.742992	10.131737	3.99%	57,052	2004
	8.390416	9.742992	16.12%	62,775	2003
	9.315980	8.390416	-9.94%	68,200	2002
	9.599804	9.315980	-2.96%	70,419	2001
	10.000000	9.599804	-4.00%	9,499	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	7.010141	8.387874	19.65%	0	2005
	6.998880	7.010141	0.16%	0	2004
	5.653291	6.998880	23.80%	0	2003
	6.161368	5.653291	-8.25%	0	2002
	8.726694	6.161368	-29.40%	0	2001
	10.000000	8.726694	-12.73%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.970968	8.320048	19.35%	32,664	2005
	6.959264	6.970968	0.17%	40,479	2004
	5.633286	6.959264	23.54%	22,486	2003
	6.161373	5.633286	-8.57%	23,916	2002
	8.726696	6.161373	-29.40%	29,104	2001
	10.000000	8.726696	-12.73%	24	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	9.099777	9.677445	6.35%	7,433	2005
	8.700405	9.099777	4.59%	11,054	2004
	7.117460	8.700405	22.24%	22,068	2003
	8.638736	7.117460	-17.61%	25,594	2002
	9.583526	8.638736	-9.86%	39,135	2001
	10.061118	9.583526	-4.75%	51,939	2000
	10.000000	10.061118	0.61%	15,029	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.256762	9.832709	6.22%	162,620	2005
	8.869787	9.256762	4.36%	196,043	2004
	7.265105	8.869787	22.09%	186,694	2003
	8.834091	7.265105	-17.76%	120,836	2002
	9.817168	8.834091	-10.01%	128,141	2001
	10.000000	9.817168	-1.83%	64,054	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.202084	7.754312	7.67%	22,217	2005
	6.802001	7.202084	5.88%	23,989	2004
	5.304268	6.802001	28.24%	34,934	2003
	6.868704	5.304268	-22.78%	55,416	2002
	8.117650	6.868704	-15.39%	73,522	2001
	9.909749	8.117650	-18.08%	103,519	2000
	10.000000	9.909749	-0.90%	19,408	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.487415	8.047818	7.48%	50,234	2005
	7.082645	7.487415	5.71%	68,961	2004
	5.534090	7.082645	27.98%	79,995	2003
	7.174692	5.534090	-22.87%	93,759	2002
	8.499348	7.174692	-15.59%	128,917	2001
	10.000000	8.499348	-15.01%	75,111	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.675666	30.016859	16.91%	5,469	2005
	20.806800	25.675666	23.40%	5,056	2004
	15.187173	20.806800	37.00%	10,468	2003
	17.042700	15.187173	-10.89%	9,096	2002
	17.833141	17.042700	-4.43%	11,159	2001
	13.502242	17.833141	32.08%	12,126	2000
	10.000000	13.502242	35.02%	77	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.983802	18.656558	16.72%	358,050	2005
	12.964854	15.983802	23.29%	368,347	2004
	9.481946	12.964854	36.73%	321,026	2003
	10.655681	9.481946	-11.02%	245,816	2002
	11.167442	10.655681	-4.58%	210,982	2001
	10.000000	11.167442	11.67%	56,520	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.949100	14.148516	1.43%	21,208	2005
	12.373488	13.949100	12.73%	22,727	2004
	7.928847	12.373488	56.06%	16,353	2003
	10.000000	7.928847	-20.71%	6,944	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.143979	13.315258	1.30%	43,228	2005
	11.674490	13.143979	12.59%	49,059	2004
	7.501229	11.674490	55.63%	`44,036	2003
	10.000000	7.501229	-24.99%	22,313	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.135478	12.444345	2.55%	116,675	2005
	11.029610	12.135478	10.03%	104,687	2004
	8.930354	11.029610	23.51%	55,003	2003
	10.000000	8.930354	-10.70%	20,487	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.970052	13.078998	9.26%	25,562	2005
	10.181592	11.970052	17.57%	28,148	2004
	7.766559	10.181592	31.10%	14,958	2003
	10.000000	7.766559	-22.33%	4,263	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.463797	4.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.650971	20.483882	30.88%	14,399	2005
	13.139679	15.650971	19.11%	14,701	2004
	8.068310	13.139679	62.86%	15,351	2003
	10.000000	8.068310	-19.32%	5,882	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.770979	15.424087	31.03%	9,507	2005
	10.000000	11.770979	17.71%	3,920	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.189214	11.427628	2.13%	359,709	2005
	10.956253	11.189214	2.13%	387,666	2004
	10.860867	10.956253	0.88%	432,184	2003
	10.000000	10.860867	8.61%	255,787	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.983184	11.221915	2.17%	608,722	2005
	10.611649	10.983184	3.50%	687,277	2004
	9.943479	10.611649	6.72%	648,219	2003
	10.000000	9.943479	-0.57%	162,800	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.391662	11.772108	3.34%	937,247	2005
	10.748852	11.391662	5.98%	926,807	2004
	9.558911	10.748852	12.45%	788,704	2003
	10.000000	9.558911	-4.41%	274,193	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.678140	12.167281	4.19%	2,144,482	2005
	10.780047	11.678140	8.33%	2,161,171	2004
	9.079343	10.780047	18.73%	1,522,541	2003
	10.000000	9.079343	-9.21%	319,040	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.007169	12.715309	5.90%	549,468	2005
	10.830928	12.007169	10.86%	549,913	2004
	8.647323	10.830928	25.25%	405,733	2003
	10.000000	8.647323	-13.53%	178,453	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.221975	13.046660	6.75%	273,465	2005
	10.837759	12.221975	12.77%	256,793	2004
	8.309998	10.837759	30.42%	218,899	2003
	10.000000	8.309998	-16.90%	67,599	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.930270	10.083372	1.54%	285,731	2005
	9.959905	9.930270	-0.30%	289,400	2004
	10.008068	9.959905	-0.48%	177,347	2003
	10.000000	10.008068	0.08%	195,160	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.503101	12.719484	10.57%	23,273	2005
	10.000000	11.503101	15.03%	3,661	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.654804	14.030281	10.87%	42,041	2005
	11.056172	12.654804	14.46%	38,616	2004
	8.302201	11.056172	33.17%	13,802	2003
	10.000000	8.302201	-16.98%	4,474	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.994084	13.273905	10.67%	74,902	2005
	10.499568	11.994084	14.23%	78,514	2004
	7.904990	10.499568	32.82%	59,925	2003
	10.000000	7.904990	-20.95%	4,153	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.632919	11.329753	6.55%	47,587	2005
	9.500161	10.632919	11.92%	51,802	2004
	7.165180	9.500161	32.59%	49,162	2003
	10.000000	7.165180	-28.35%	12,239	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.811074	14.079330	1.94%	33,709	2005
	11.905217	13.811074	16.01%	34,175	2004
	7.674273	11.905217	55.13%	14,969	2003
	10.000000	7.674273	-23.26%	731	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.757930	12.968931	1.65%	48,558	2005
	11.025812	12.757930	15.71%	48,007	2004
	7.125937	11.025812	54.73%	30,706	2003
	10.000000	7.125937	-28.74%	5,721	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.507095	15.004385	11.09%	24,448	2005
	11.474550	13.507095	17.71%	22,184	2004
	8.227611	11.474550	39.46%	16,778	2003
	10.000000	8.227611	-17.72%	4,583	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.787389	15.273343	10.78%	63,474	2005
	11.736185	13.787389	17.48%	63,588	2004
	8.439245	11.736185	39.07%	47,006	2003
	10.000000	8.439245	-15.61%	19,529	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.186773	15.562268	9.70%	3,546	2005
	12.211795	14.186773	16.17%	954	2004
	10.000000	12.211795	22.12%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.802195	10.104435	3.08%	52,804	2005
	9.094107	9.802195	7.79%	52,665	2004
	7.499883	9.094107	21.26%	57,503	2003
	10.000000	7.499883	-25.00%	19,506	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.714472	9.882451	1.73%	81,999	2005
	8.587699	9.714472	13.12%	87,474	2004
	6.356232	8.587699	35.11%	85,718	2003
	10.000000	6.356232	-36.44%	41,186	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.020563	10.409266	3.88%	65,875	2005
	9.539674	10.020563	5.04%	69,432	2004
	7.228978	9.539674	31.96%	69,743	2003
	10.000000	7.228978	-27.71%	35,201	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.004731	12.640860	5.30%	63,347	2005
	10.571055	12.004731	13.56%	63,473	2004
	8.570977	10.571055	23.34%	49,970	2003
	10.000000	8.570977	-14.29%	6,117	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.013876	10.103691	0.90%	123,922	2005
	9.628967	10.013876	4.00%	125,074	2004
	8.296695	9.628967	16.06%	90,772	2003
	10.000000	8.296695	-17.03%	35,937	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.382466	12.415876	9.08%	132,409	2005
	10.503068	11.382466	8.37%	136,437	2004
	7.958092	10.503068	31.98%	85,596	2003
	10.000000	7.958092	-20.42%	35,689	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.255787	11.577172	2.86%	1,276,655	2005
	10.743030	11.255787	4.77%	1,398,497	2004
	9.261363	10.743030	16.00%	1,128,286	2003
	10.000000	9.261363	-7.39%	422,266	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.300308	11.942734	5.69%	0	2005
	10.000000	11.300308	13.00%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.532280	10.923252	3.71%	265,060	2005
	9.988590	10.532280	5.44%	256,100	2004
	7.728015	9.988590	29.25%	221,967	2003
	10.000000	7.728015	-22.72%	66,365	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.194308	14.916695	13.05%	20,869	2005
	11.195580	13.194308	17.85%	25,194	2004
	7.914908	11.195580	41.45%	10,277	2003
	10.000000	7.914908	-20.85%	3,435	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.117482	14.797691	12.81%	91,637	2005
	11.157083	13.117482	17.57%	104,756	2004
	7.896544	11.157083	41.29%	118,708	2003
	10.000000	7.896544	-21.03%	55,170	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.574533	13.088895	13.08%	13,288	2005
	10.000000	11.574533	15.75%	8,427	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.557400	13.036321	12.80%	52,609	2005
	10.000000	11.557400	15.57%	33,283	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.721096	12.872628	1.19%	106,107	2005
	11.804137	12.721096	7.77%	105,184	2004
	9.628545	11.804137	22.60%	86,125	2003
	10.000000	9.628545	-3.71%	20,122	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.027276	11.532420	4.58%	222,237	2005
	10.215663	11.027276	7.94%	219,645	2004
	8.169430	10.215663	25.05%	178,009	2003
	10.000000	8.169430	-18.31%	50,618	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.091299	15.319373	8.72%	26,260	2005
	11.930967	14.091299	18.11%	27,667	2004
	8.356416	11.930967	42.78%	17,198	2003
	10.000000	8.356416	-16.44%	4,415	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.060308	13.237265	1.35%	191,129	2005
	12.178441	13.060308	7.24%	177,483	2004
	10.510385	12.178441	15.87%	151,618	2003
	10.000000	10.510385	5.10%	45,138	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.553612	14.105782	4.07%	4,587	2005
	12.333845	13.553612	9.89%	4,836	2004
	10.000000	12.333845	23.34%	4,457	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.870024	13.171806	10.97%	18,737	2005
	10.329189	11.870024	14.92%	19,951	2004
	8.125879	10.329189	27.11%	21,264	2003
	10.000000	8.125879	-18.74%	9,453	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.327060	15.166292	5.86%	21,888	2005
	11.477570	14.327060	24.83%	20,458	2004
	7.755007	11.477570	48.00%	19,864	2003
	10.000000	7.755007	-22.45%	8,846	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.543047	11.021005	4.53%	32,028	2005
	10.149505	10.543047	3.88%	33,252	2004
	8.215815	10.149505	23.54%	30,577	2003
	10.000000	8.215815	-17.84%	9,547	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.530350	12.281529	-1.99%	0	2005
	11.868249	12.530350	5.58%	0	2004
	10.131210	11.868249	17.15%	0	2003
	10.000000	10.131210	1.31%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.867741	18.844525	11.72%	495	2005
	14.290654	16.867741	18.03%	1,337	2004
	10.522950	14.290654	35.80%	0	2003
	10.000000	10.522950	5.23%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.817767	10.933188	1.07%	0	2005
	10.501161	10.817767	3.01%	0	2004
	10.257569	10.501161	2.37%	0	2003
	10.000000	10.257569	2.58%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.945791	16.116209	7.83%	0	2005
	13.221188	14.945791	13.04%	0	2004
	10.568577	13.221188	25.10%	0	2003
	10.000000	10.568577	5.69%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.088707	15.482608	2.61%	523	2005
	13.232673	15.088707	14.03%	1,413	2004
	10.867297	13.232673	21.77%	0	2003
	10.000000	10.867297	8.67%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.247891	17.240060	13.07%	0	2005
	13.197851	15.247891	15.53%	0	2004
	10.286804	13.197851	28.30%	0	2003
	10.000000	10.286804	2.87%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.157446	20.095475	10.67%	180	2005
	14.783430	18.157446	22.82%	183	2004
	10.797486	14.783430	36.92%	0	2003
	10.000000	10.797486	7.97%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.437713	10.729318	2.79%	15,730	2005
	10.140764	10.437713	2.93%	4,213	2004
	10.000000	10.140764	1.41%	1,285	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.227584	19.892790	15.47%	12,191	2005
	12.801433	17.227584	34.58%	10,161	2004
	10.000000	12.801433	28.01%	3,018	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.100817	12.459936	2.97%	203,880	2005
	10.419519	12.100817	16.14%	195,938	2004
	8.056436	10.419519	29.33%	149,809	2003
	10.000000	8.056436	-19.44%	53,174	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.281796	9.881158	6.46%	53,126	2005
	8.789370	9.281796	5.60%	62,709	2004
	6.995736	8.789370	25.64%	60,589	2003
	10.000000	6.995736	-30.04%	28,866	2002*

No Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.375266	11.855190	4.22%	52,570	2005
	10.382272	11.375266	9.56%	51,715	2004
	7.879658	10.382272	31.76%	51,084	2003
	10.000000	7.879658	-21.20%	17,335	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.280379	11.034259	7.33%	24,547	2005
	9.780590	10.280379	5.11%	29,435	2004
	7.659139	9.780590	27.70%	24,476	2003
	10.000000	7.659139	-23.41%	7,668	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.883862	12.875987	8.35%	0	2005
	10.408766	11.883862	14.17%	0	2004
	7.779212	10.408766	33.80%	0	2003
	10.000000	7.779212	-22.21%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.062736	11.949210	8.01%	0	2005
	10.000000	11.062736	10.63%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.245319	15.411326	16.35%	7,938	2005
	10.831767	13.245319	22.28%	8,131	2004
	8.520873	10.831767	27.12%	8,985	2003
	10.000000	8.520873	-14.79%	1,652	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.163203	12.939463	6.38%	195	2005
	10.810852	12.163203	12.51%	204	2004
	8.590197	10.810852	25.85%	214	2003
	10.000000	8.590197	-14.10%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.598879	11.069835	4.44%	0	2005
	10.137055	10.598879	4.56%	0	2004
	8.198667	10.137055	23.64%	0	2003
	10.000000	8.198667	-18.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.459623	9.852515	4.15%	4,772	2005
	9.071391	9.459623	4.28%	5,004	2004
	7.351489	9.071391	23.40%	5,149	2003
	10.000000	7.351489	-26.49%	2,131	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.563508	11.956261	3.40%	56,888	2005
	10.517727	11.563508	9.94%	61,421	2004
	8.049371	10.517727	30.67%	73,030	2003
	10.000000	8.049371	-19.51%	23,014	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.541471	19.053152	15.18%	15,888	2005
	13.398861	16.541471	23.45%	17,451	2004
	9.416218	13.398861	42.30%	33,820	2003
	10.000000	9.416218	-5.84%	9,718	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.702043	11.014350	13.53%	14,713	2005
	9.058933	9.702043	7.10%	14,766	2004
	7.428461	9.058933	21.95%	16,536	2003
	10.000000	7.428461	-25.72%	2,113	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.848858	15.651946	5.41%	65,165	2005
	12.615288	14.848858	17.71%	67,522	2004
	9.057952	12.615288	39.27%	55,218	2003
	10.000000	9.057952	-9.42%	33,848	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.458075	14.266040	6.00%	200	2005
	11.170051	13.458075	20.48%	209	2004
	8.201381	11.170051	36.20%	219	2003
	10.000000	8.201381	-17.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.403345	10.655868	2.43%	0	2005
	9.908962	10.403345	4.99%	0	2004
	7.955457	9.908962	24.56%	0	2003
	10.000000	7.955457	-20.45%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.753432	12.163742	3.49%	394	2005
	10.746650	11.753432	9.37%	414	2004
	8.469342	10.746650	26.89%	433	2003
	10.000000	8.469342	-15.31%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.247110	13.675792	3.24%	5,461	2005
	12.144025	13.247110	9.08%	3,993	2004
	10.000000	12.144025	21.44%	4,015	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.006674	11.400106	3.57%	21,074	2005
	10.168591	11.006674	8.24%	27,047	2004
	8.079572	10.168591	25.86%	26,422	2003
	10.000000	8.079572	-19.20%	658	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.573735	10.629674	0.53%	25,155	2005
	9.986707	10.573735	5.88%	26,112	2004
	8.155500	9.986707	22.45%	25,825	2003
	10.000000	8.155500	-18.45%	6,777	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.036416	13.179619	1.10%	82,887	2005
	11.971698	13.036416	8.89%	90,769	2004
	9.943854	11.971698	20.39%	96,515	2003
	10.000000	9.943854	-0.56%	45,218	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.385689	12.276785	7.83%	1,882	2005
	10.097905	11.385689	12.75%	1,882	2004
	7.747357	10.097905	30.34%	1,882	2003
	10.000000	7.747357	-22.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.848024	14.314055	11.41%	0	2005
	11.259907	12.848024	14.10%	0	2004
	8.131730	11.259907	38.47%	0	2003
	10.000000	8.131730	-18.68%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.224581	11.239807	0.14%	5,939	2005
	10.958478	11.224581	2.43%	5,856	2004
	10.593804	10.958478	3.44%	4,812	2003
	10.000000	10.593804	5.94%	824	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.281646	11.262336	-0.17%	98,331	2005
	11.046178	11.281646	2.13%	96,139	2004
	10.699669	11.046178	3.24%	94,757	2003
	10.000000	10.699669	7.00%	14,192	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.914098	11.410137	4.54%	5,580	2005
	9.912740	10.914098	10.10%	5,783	2004
	7.700794	9.912740	28.72%	6,786	2003
	9.385853	7.700794	-17.95%	6,912	2002
	10.004822	9.385853	-6.19%	6,007	2001
	9.344503	10.004822	7.07%	6,433	2000
	10.000000	9.344503	-6.55%	3,388	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.774707	12.288065	4.36%	255,920	2005
	10.708721	11.774707	9.95%	256,977	2004
	8.331401	10.708721	28.53%	264,749	2003
	10.173350	8.331401	-18.11%	152,051	2002
	10.859935	10.173350	-6.32%	61,491	2001
	10.000000	10.859935	8.60%	3,305	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.174043	8.538714	4.46%	22,087	2005
	8.007791	8.174043	2.08%	22,906	2004
	6.100893	8.007791	31.26%	25,058	2003
	8.842257	6.100893	-31.00%	28,416	2002
	10.873273	8.842257	-18.68%	72,992	2001
	12.367900	10.873273	-12.08%	74,675	2000
	10.000000	12.367900	23.68%	47,923	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.325593	6.597136	4.29%	183,120	2005
	6.205419	6.325593	1.94%	196,917	2004
	4.736304	6.205419	31.02%	201,181	2003
	6.874049	4.736304	-31.10%	176,099	2002
	8.467374	6.874049	-18.82%	119,492	2001
	10.000000	8.467374	-15.33%	40,430	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.997534	9.118768	1.35%	4,074	2005
	8.314951	8.997534	8.21%	4,141	2004
	6.624873	8.314951	25.51%	5,734	2003
	6.467917	6.624873	2.43%	7,750	2002
	7.427138	6.467917	-12.92%	11,197	2001
	9.708435	7.427138	-23.50%	13,021	2000
	10.000000	9.708435	-2.92%	1,531	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.677111	9.787333	1.14%	129,763	2005
	8.949865	9.677111	8.13%	120,471	2004
	7.142898	8.949865	25.30%	111,793	2003
	6.995225	7.142898	2.11%	57,315	2002
	8.035851	6.995225	-12.95%	38,938	2001
	10.000000	8.035851	-19.64%	10,937	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.158061	11.365788	1.86%	10,102	2005
	11.153291	11.158061	0.04%	11,226	2004
	11.171473	11.153291	-0.16%	12,978	2003
	11.113226	11.171473	0.52%	21,551	2002
	10.795323	11.113226	2.94%	11,840	2001
	10.269790	10.795323	5.12%	0	2000
	10.000000	10.269790	2.70%	12,006	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.193330	11.988113	17.61%	3,028	2005
	9.086339	10.193330	12.18%	3,992	2004
	6.418747	9.086339	41.56%	5,147	2003
	8.151853	6.418747	-21.26%	3,846	2002
	10.475758	8.151853	-22.18%	3,956	2001
	13.107190	10.475758	-20.08%	4,267	2000
	10.000000	13.107190	31.07%	244	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.140814	9.559002	17.42%	28,548	2005
	7.267882	8.140814	12.01%	29,672	2004
	5.140176	7.267882	41.39%	26,827	2003
	6.537334	5.140176	-21.37%	11,564	2002
	8.389266	6.537334	-22.08%	12,672	2001
	10.000000	8.389266	-16.11%	2,788	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.066663	13.010087	17.56%	0	2005
	10.000000	11.066663	10.67%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.047743	12.967855	17.38%	8,462	2005
	10.000000	11.047743	10.48%	9,250	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.374221	11.927716	4.87%	0	2005
	10.359511	11.374221	9.79%	0	2004
	7.816441	10.359511	32.53%	0	2003
	9.387714	7.816441	-16.74%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.317715	11.840954	4.62%	11,552	2005
	10.321447	11.317715	9.65%	12,014	2004
	7.806840	10.321447	32.21%	13,458	2003
	9.387722	7.806840	-16.84%	17,822	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.402794	10.687427	2.74%	0	2005
	9.988533	10.402794	4.15%	0	2004
	8.570084	9.988533	16.55%	0	2003
	9.511870	8.570084	-9.90%	0	2002
	10.049731	9.511870	-5.35%	0	2001
	10.596211	10.049731	-5.16%	481	2000
	10.000000	10.596211	5.96%	4,567	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.733480	9.985624	2.59%	21,523	2005
	9.361991	9.733480	3.97%	21,891	2004
	8.049124	9.361991	16.31%	21,891	2003
	8.950970	8.049124	-10.08%	21,891	2002
	9.470847	8.950970	-5.49%	27,895	2001
	10.000000	9.470847	-5.29%	6,133	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.108063	9.344961	2.60%	0	2005
	8.704529	9.108063	4.64%	0	2004
	7.150524	8.704529	21.73%	0	2003
	8.564745	7.150524	-16.51%	0	2002
	9.368357	8.564745	-8.58%	0	2001
	10.843019	9.368357	-13.60%	0	2000
	10.000000	10.843019	8.43%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.400429	8.600134	2.38%	1,362	2005
	8.045166	8.400429	4.42%	2,297	2004
	6.615401	8.045166	21.61%	2,460	2003
	7.950716	6.615401	-16.79%	3,477	2002
	8.705406	7.950716	-8.67%	3,849	2001
	10.000000	8.705406	-12.95%	1,289	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.712062	13.528363	15.51%	11,002	2005
	10.272537	11.712062	14.01%	9,736	2004
	8.096398	10.272537	26.88%	5,738	2003
	9.042915	8.096398	-10.47%	6,996	2002
	10.439205	9.042915	-13.38%	55,782	2001
	11.320167	10.439205	-7.78%	56,010	2000
	10.000000	11.320167	13.20%	51,988	1999*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.304461	11.882022	15.31%	200,316	2005
	9.052090	10.304461	13.84%	210,354	2004
	7.143213	9.052090	26.72%	185,207	2003
	7.994141	7.143213	-10.64%	64,243	2002
	9.239821	7.994141	-13.48%	32,102	2001
	10.000000	9.239821	-7.60%	14,206	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	9.003016	9.329081	3.62%	41,103	2005
	8.233741	9.003016	9.34%	42,521	2004
	6.486670	8.233741	26.93%	44,168	2003
	8.440017	6.486670	-23.14%	39,285	2002
	9.714380	8.440017	-13.12%	50,509	2001
	10.834863	9.714380	-10.34%	29,731	2000
	10.000000	10.834863	8.35%	2,318	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.544334	13.682452	1.02%	50,360	2005
	13.117452	13.544334	3.25%	51,777	2004
	12.613630	13.117452	3.99%	52,433	2003
	11.564259	12.613630	9.07%	68,575	2002
	10.786552	11.564259	7.21%	62,448	2001
	9.810644	10.786552	9.95%	21,364	2000
	10.000000	9.810644	-1.89%	4,162	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.385278	10.017885	6.74%	0	2005
	8.613527	9.385278	8.96%	0	2004
	6.678237	8.613527	28.98%	0	2003
	9.171389	6.678237	-27.18%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.256288	9.858438	6.51%	21,850	2005
	8.515662	9.256288	8.70%	24,035	2004
	6.612228	8.515662	28.79%	24,953	2003
	9.115723	6.612228	-27.46%	7,997	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.796050	10.226914	4.40%	3,105	2005
	9.400310	9.796050	4.21%	3,525	2004
	8.091422	9.400310	16.18%	7,544	2003
	8.970919	8.091422	-9.80%	8,269	2002
	9.235097	8.970919	-2.86%	8,911	2001
	9.770329	9.235097	-5.48%	6,834	2000
	10.000000	9.770329	-2.30%	8,159	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.107844	10.544130	4.32%	15,006	2005
	9.724950	10.107844	3.94%	15,807	2004
	8.379129	9.724950	16.06%	16,179	2003
	9.308152	8.379129	-9.98%	18,431	2002
	9.596605	9.308152	-3.01%	20,361	2001
	10.000000	9.596605	-4.03%	2,736	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.995069	8.365633	19.59%	0	2005
	6.987377	6.995069	0.11%	0	2004
	5.646864	6.987377	23.74%	0	2003
	6.157477	5.646864	-8.29%	0	2002
	8.725634	6.157477	-29.43	0	2001
	10.000000	8.725634	-12.74%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.955986	8.297980	19.29%	33,447	2005
	6.947830	6.955986	0.12%	27,245	2004
	5.626870	6.947830	23.48%	34,865	2003
	6.157480	5.626870	-8.62%	20,892	2002
	8.725630	6.157480	-29.43%	8,576	2001
	10.000000	8.725630	-12.74%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	9.073753	9.644899	6.29%	1,277	2005
	8.679913	9.073753	4.54%	1,277	2004
	7.104282	8.679913	22.18%	4,699	2003
	8.627103	7.104282	-17.65%	9,006	2002
	9.575498	8.627103	-9.90%	44,926	2001
	10.057746	9.575498	-4.79%	47,976	2000
	10.000000	10.057746	0.58%	32,590	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.234919	9.804564	6.17%	84,263	2005
	8.853333	9.234919	4.31%	87,627	2004
	7.255301	8.853333	22.03%	97,676	2003
	8.826630	7.255301	-17.80%	47,620	2002
	9.813882	8.826630	-10.06%	31,580	2001
	10.000000	9.813882	-1.86%	12,656	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.181492	7.728239	7.61%	22,963	2005
	6.785977	7.181492	5.83%	23,990	2004
	5.294438	6.785977	28.17%	28,177	2003
	6.859446	5.294438	-22.82%	32,167	2002
	8.110845	6.859446	-15.43%	58,798	2001
	9.906423	8.110845	-18.13%	65,698	2000
	10.000000	9.906423	-0.94%	30,958	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.469773	8.024822	7.43%	13,488	2005
	7.069536	7.469773	5.66%	16,192	2004
	5.526631	7.069536	27.92%	16,457	2003
	7.168636	5.526631	-22.91%	16,473	2002
	8.496504	7.168636	-15.63%	13,238	2001
	10.000000	8.496504	-15.03%	15,419	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.602267	29.915977	16.85%	0	2005
	20.757810	25.602267	23.34%	597	2004
	15.159073	20.757810	36.93%	1,281	2003
	17.019769	15.159073	-10.93%	2,224	2002
	17.818211	17.019769	-4.48%	2,262	2001
	13.497714	17.818211	32.01%	2,300	2000
	10.000000	13.497714	34.98%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.946144	18.603234	16.66%	133,789	2005
	12.940837	15.946144	23.22%	135,710	2004
	9.469166	12.940837	36.66%	122,159	2003
	10.646714	9.469166	-11.06%	76,332	2002
	11.163719	10.646714	-4.63%	52,151	2001
	10.000000	11.163719	11.64%	11,389	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.930926	14.122955	1.38%	1,471	2005
	12.363618	13.930926	12.68%	1,471	2004
	7.926515	12.363618	55.98%	1,471	2003
	10.000000	7.926515	-20.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.126256	13.290613	1.25%	46,787	2005
	11.664642	13.126256	12.53%	47,874	2004
	7.498689	11.664642	55.56%	42,712	2003
	10.000000	7.498689	-25.01%	7,308	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.119685	12.421890	2.49%	188	2005
	11.020827	12.119685	9.97%	116	2004
	8.927747	11.020827	23.44%	41	2003
	10.000000	8.927747	-10.72%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.954451	13.055376	9.21%	0	2005
	10.173469	11.954451	17.51%	0	2004
	7.764288	10.173469	31.03%	0	2003
	10.000000	7.764288	-22.36%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.460288	4.60%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.628240	20.443832	30.81%	2,852	2005
	13.127223	15.628240	19.05%	3,047	2004
	8.064722	13.127223	62.77%	4,793	2003
	10.000000	8.064722	-19.35%	4,403	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.767045	15.411174	30.97%	6,463	2005
	10.000000	11.767045	17.67%	5,727	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.172950	11.405263	2.08%	161,071	2005
	10.945867	11.172950	2.07%	170,697	2004
	10.856066	10.945867	0.83%	141,650	2003
	10.000000	10.856066	8.56%	48,238	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.967218	11.199948	2.12%	248,373	2005
	10.601582	10.967218	3.45%	265,748	2004
	9.939071	10.601582	6.67%	270,808	2003
	10.000000	9.939071	-0.61%	7,070	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.375124	11.749100	3.29%	478,507	2005
	10.738673	11.375124	5.93%	525,530	2004
	9.554684	10.738673	12.39%	486,332	2003
	10.000000	9.554684	-4.45%	63,968	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.661166	12.143473	4.14%	1,098,224	2005
	10.769814	11.661166	8.28%	1,103,477	2004
	9.075317	10.769814	18.67%	961,029	2003
	10.000000	9.075317	-9.25%	196,177	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.989708	12.690404	5.84%	273,856	2005
	10.820651	11.989708	10.80%	255,254	2004
	8.643487	10.820651	25.19%	209,483	2003
	10.000000	8.643487	-13.57%	65,245	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.204207	13.021121	6.69%	70,417	2005
	10.827474	12.204207	12.72%	86,042	2004
	8.306308	10.827474	30.35%	44,651	2003
	10.000000	8.306308	-16.94%	2,053	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.915643	10.063444	1.49%	81,955	2005
	9.950264	9.915643	-0.35%	63,165	2004
	10.003439	9.950264	-0.53%	46,439	2003
	10.000000	10.003439	0.03%	10,667	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.499254	12.708823	10.52%	28,386	2005
	10.000000	11.499254	14.99%	4,914	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.638301	14.004948	10.81%	2,522	2005
	11.047344	12.638301	14.40%	2,522	2004
	8.299769	11.047344	33.10%	2,522	2003
	10.000000	8.299769	-17.00%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.977925	13.249338	10.61%	31,456	2005
	10.490716	11.977925	14.18%	33,713	2004
	7.902319	10.490716	32.75%	34,418	2003
	10.000000	7.902319	-20.98%	10,896	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.617460	11.307581	6.50%	11,111	2005
	9.491129	10.617460	11.87%	13,101	2004
	7.161990	9.491129	32.52%	14,691	2003
	10.000000	7.161990	-28.38%	9,024	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.793081	14.053900	1.89%	0	2005
	11.895732	13.793081	15.95%	0	2004
	7.672026	11.895732	55.05%	0	2003
	10.000000	7.672026	-23.28%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.740713	12.944891	1.60%	19,441	2005
	11.016503	12.740713	15.65%	18,211	2004
	7.123520	11.016503	54.65%	16,094	2003
	10.000000	7.123520	-28.76%	592	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.489511	14.977312	11.03%	0	2005
	11.465397	13.489511	17.65%	0	2004
	8.225210	11.465397	39.39%	0	2003
	10.000000	8.225210	-17.75%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.767353	15.243464	10.72%	26,574	2005
	11.725049	13.767353	17.42%	26,385	2004
	8.435498	11.725049	39.00%	16,923	2003
	10.000000	8.435498	-15.65%	2,686	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.174825	15.541326	9.64%	76	2005
	12.207678	14.174825	16.11%	76	2004
	10.000000	12.207678	22.08%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.787947	10.084656	3.03%	74,244	2005
	9.085480	9.787947	7.73%	74,414	2004
	7.496555	9.085480	21.20%	72,206	2003
	10.000000	7.496555	-25.03%	11,309	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.700343	9.863089	1.68%	32,628	2005
	8.579539	9.700343	13.06%	32,369	2004
	6.353404	8.579539	35.04%	40,009	2003
	10.000000	6.353404	-36.47%	7,886	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.006009	10.388914	3.83%	54,984	2005
	9.530630	10.006009	4.99%	58,715	2004
	7.225774	9.530630	31.90%	62,555	2003
	10.000000	7.225774	-27.74%	15,805	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.987269	12.616117	5.25%	53,464	2005
	10.561013	11.987269	13.50%	53,121	2004
	8.567174	10.561013	23.27%	51,516	2003
	10.000000	8.567174	-14.33%	8,139	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.000819	10.085425	0.85%	0	2005
	9.621278	10.000819	3.94%	0	2004
	8.294264	9.621278	16.00%	0	2003
	10.000000	8.294264	-17.06%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.367645	12.393459	9.02%	2,611	2005
	10.494696	11.367645	8.32%	3,353	2004
	7.955756	10.494696	31.91%	1,446	2003
	10.000000	7.955756	-20.44%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.241103	11.556235	2.80%	115,490	2005
	10.734444	11.241103	4.72%	122,144	2004
	9.258649	10.734444	15.94%	102,507	2003
	10.000000	9.258649	-7.41%	43,455	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.296531	11.932717	5.63%	357	2005
	10.000000	11.296531	12.97%	1,621	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.516949	10.901850	3.66%	122,394	2005
	9.979103	10.516949	5.39%	127,902	2004
	7.724576	9.979103	29.19%	100,292	2003
	10.000000	7.724576	-22.75%	40,292	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.177112	14.889758	13.00%	0	2005
	11.186640	13.177112	17.79%	0	2004
	7.912584	11.186640	41.38%	0	2003
	10.000000	7.912584	-20.87%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.098432	14.768763	12.75%	64,309	2005
	11.146507	13.098432	17.51%	68,291	2004
	7.893044	11.146507	41.22%	104,091	2003
	10.000000	7.893044	-21.07%	39,008	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.570664	13.077929	13.03%	405	2005
	10.000000	11.570664	15.71%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.553527	13.025388	12.74%	60,058	2005
	10.000000	11.553527	15.54%	48,013	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.704499	12.849354	1.14%	5,551	2005
	11.794716	12.704499	7.71%	5,648	2004
	9.625731	11.794716	22.53%	4,566	2003
	10.000000	9.625731	-3.74%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.011235	11.509836	4.53%	118,088	2005
	10.205968	11.011235	7.89%	119,871	2004
	8.165802	10.205968	24.98%	121,201	2003
	10.000000	8.165802	-18.34%	40,083	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.072919	15.291693	8.66%	230	2005
	11.921436	14.072919	18.05%	177	2004
	8.353969	11.921436	42.70%	115	2003
	10.000000	8.353969	-16.46%	10	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.041321	13.211351	1.30%	68,902	2005
	12.166887	13.041321	7.19%	66,504	2004
	10.505725	12.166887	15.81%	83,892	2003
	10.000000	10.505725	5.06%	19,247	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.542179	14.086781	4.02%	2,945	2005
	12.329674	13.542179	9.83%	2,793	2004
	10.000000	12.329674	23.30%	2,674	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.854580	13.148031	10.91%	0	2005
	10.320964	11.854580	14.86%	0	2004
	8.123506	10.320964	27.05%	0	2003
	10.000000	8.123506	-18.76%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.308405	15.138915	5.80%	0	2005
	11.468421	14.308405	24.76%	0	2004
	7.752738	11.468421	47.93%	0	2003
	10.000000	7.752738	-22.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.529297	11.001091	4.48%	0	2005
	10.141405	10.529297	3.82%	0	2004
	8.213414	10.141405	23.47%	0	2003
	10.000000	8.213414	-17.87%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.516279	12.261551	-2.04%	0	2005
	11.860922	12.516279	5.53%	0	2004
	10.130071	11.860922	17.09%	0	2003
	10.000000	10.130071	1.30%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.848814	18.813897	11.66%	0	2005
	14.281839	16.848814	17.97%	0	2004
	10.521772	14.281839	35.74%	0	2003
	10.000000	10.521772	5.22%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.805618	10.915405	1.02%	0	2005
	10.494674	10.805618	2.96%	0	2004
	10.256418	10.494674	2.32%	0	2003
	10.000000	10.256418	2.56%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.929041	16.090037	7.78%	1,993	2005
	13.213051	14.929041	12.99%	2,186	2004
	10.567399	13.213051	25.04%	2,380	2003
	10.000000	10.567399	5.67%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.071767	15.457429	2.56%	2,578	2005
	13.224505	15.071767	13.97%	2,678	2004
	10.866076	13.224505	21.70%	2,931	2003
	10.000000	10.866076	8.66%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.230792	17.212047	13.01%	0	2005
	13.189716	15.230792	15.47%	0	2004
	10.285656	13.189716	28.23%	0	2003
	10.000000	10.285656	2.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.137070	20.062812	10.62%	1,068	2005
	14.774303	18.137070	22.76%	1,104	2004
	10.796274	14.774303	36.85%	0	2003
	10.000000	10.796274	7.96%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.428901	10.714855	2.74%	16,179	2005
	10.137329	10.428901	2.88%	17,874	2004
	10.000000	10.137329	1.37%	1,180	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.213071	19.866021	15.41%	9,547	2005
	12.797110	17.213071	34.51%	11,316	2004
	10.000000	12.797110	27.97%	3,673	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.083224	12.435558	2.92%	127,114	2005
	10.409639	12.083224	16.08%	129,091	2004
	8.052858	10.409639	29.27%	83,060	2003
	10.000000	8.052858	-19.47%	21,482	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.268303	9.861813	6.40%	63,609	2005
	8.781038	9.268303	5.55%	65,610	2004
	6.992636	8.781038	25.58%	58,793	2003
	10.000000	6.992636	-30.07%	8,239	2002*

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.358724	11.831973	4.17%	18,845	2005
	10.372427	11.358724	9.51%	20,399	2004
	7.876157	10.372427	31.69%	16,464	2003
	10.000000	7.876157	-21.24%	8,896	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.265431	11.012652	7.28%	4,690	2005
	9.771306	10.265431	5.06%	3,692	2004
	7.655732	9.771306	27.63%	2,510	2003
	10.000000	7.655732	-23.44%	364	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.868394	12.852747	8.29%	0	2005
	10.400476	11.868394	14.11%	0	2004
	7.776939	10.400476	33.73%	0	2003
	10.000000	7.776939	-22.23%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.059022	11.939173	7.96%	50	2005
	10.000000	11.059022	10.59%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.226036	15.381132	16.29%	1,034	2005
	10.821467	13.226036	22.22%	1,090	2004
	8.517087	10.821467	27.06%	1,171	2003
	10.000000	8.517087	-14.83%	562	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.147359	12.916090	6.33%	346	2005
	10.802233	12.147359	12.45%	506	2004
	8.587686	10.802233	25.79%	618	2003
	10.000000	8.587686	-14.12%	541	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.585060	11.049825	4.39%	1,977	2005
	10.128970	10.585060	4.50%	1,977	2004
	8.196264	10.128970	23.58%	975	2003
	10.000000	8.196264	-18.04%	558	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.445867	9.833234	4.10%	1,091	2005
	9.062778	9.445867	4.23%	988	2004
	7.348217	9.062778	23.33%	972	2003
	10.000000	7.348217	-26.52%	230	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.546672	11.932835	3.34%	24,702	2005
	10.507735	11.546672	9.89%	20,947	2004
	8.045791	10.507735	30.60%	13,343	2003
	10.000000	8.045791	-19.54%	7,084	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.517443	19.015877	15.13%	4,910	2005
	13.386154	16.517443	23.39%	5,395	2004
	9.412037	13.386154	42.22%	5,912	2003
	10.000000	9.412037	-5.88%	76	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.687917	10.992765	13.47%	2,160	2005
	9.050318	9.687917	7.05%	1,954	2004
	7.425145	9.050318	21.89%	1,421	2003
	10.000000	7.425145	-25.75%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.827264	15.621311	5.36%	10,804	2005
	12.603317	14.827264	17.65%	10,644	2004
	9.053926	12.603317	39.20%	10,895	2003
	10.000000	9.053926	-9.46%	5,122	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.440514	14.240235	5.95%	1,507	2005
	11.161116	13.440514	20.42%	1,709	2004
	8.198970	11.161116	36.13%	818	2003
	10.000000	8.198970	-18.01%	264	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.389769	10.636607	2.38%	0	2005
	9.901043	10.389769	4.94%	0	2004
	7.953120	9.901043	24.49%	0	2003
	10.000000	7.953120	-20.47%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.738115	12.141758	3.44%	1,182	2005
	10.738072	11.738115	9.31%	1,299	2004
	8.466863	10.738072	26.82%	2,390	2003
	10.000000	8.466863	-15.33%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.235955	13.657386	3.18%	12,713	2005
	12.139931	13.235955	9.03%	9,503	2004
	10.000000	12.139931	21.40%	3,585	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.991823	11.378985	3.52%	1,062	2005
	10.160014	10.991823	8.19%	1,336	2004
	8.076832	10.160014	25.79%	1,042	2003
	10.000000	8.076832	-19.23%	55	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.559481	10.609988	0.48%	1,703	2005
	9.978288	10.559481	5.82%	3,269	2004
	8.152741	9.978288	22.39%	2,130	2003
	10.000000	8.152741	-18.47%	429	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.017481	13.153835	1.05%	8,797	2005
	11.960347	13.017481	8.84%	10,130	2004
	9.939447	11.960347	20.33%	9,401	2003
	10.000000	9.939447	-0.61%	4,181	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.370839	12.254593	7.77%	0	2005
	10.089832	11.370839	12.70%	0	2004
	7.745078	10.089832	30.27%	0	2003
	10.000000	7.745078	-22.55%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.831267	14.288165	11.35%	269	2005
	11.250923	12.831267	14.05%	498	2004
	8.129345	11.250923	38.40%	184	2003
	10.000000	8.129345	-18.71%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.209946	11.219498	0.09%	2,093	2005
	10.949726	11.209946	2.38%	2,312	2004
	10.590700	10.949726	3.39%	1,317	2003
	10.000000	10.590700	5.91%	756	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.266428	11.241467	-0.22%	16,430	2005
	11.036861	11.266428	2.08%	18,444	2004
	10.696048	11.036861	3.19%	17,701	2003
	10.000000	10.696048	6.96%	16,397	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.882855	11.371750	4.49%	4,974	2005
	9.889362	10.882855	10.05%	5,655	2004
	7.686519	9.889362	28.66%	3,653	2003
	9.373214	7.686519	-17.99%	4,108	2002
	9.996446	9.373214	-6.23%	4,444	2001
	9.341371	9.996446	7.01%	4,662	2000
	10.000000	9.341371	-6.59%	2,421	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.746936	12.252890	4.31%	51,205	2005
	10.688872	11.746936	9.90%	51,397	2004
	8.320163	10.688872	28.47%	43,830	2003
	10.164777	8.320163	-18.15%	25,050	2002
	10.856303	10.164777	-6.37%	18,545	2001
	10.000000	10.856303	8.56%	11,732	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.150656	8.509992	4.41%	8,170	2005
	7.988929	8.150656	2.02%	12,294	2004
	6.089592	7.988929	31.19%	12,935	2003
	8.830356	6.089592	-31.04%	13,537	2002
	10.864164	8.830356	-18.72%	17,392	2001
	12.363757	10.864164	-12.13%	17,691	2000
	10.000000	12.363757	23.64%	3,943	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.310672	6.578249	4.24%	82,085	2005
	6.193905	6.310672	1.89%	88,440	2004
	4.729907	6.193905	30.95%	86,348	2003
	6.868238	4.729907	-31.13%	60,756	2002
	8.464537	6.868238	-18.86%	51,769	2001
	10.000000	8.464537	-15.35%	31,833	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.971724	9.088023	1.30%	3,497	2005
	8.295305	8.971724	8.15%	4,198	2004
	6.612570	8.295305	25.45%	4,194	2003
	6.459185	6.612570	2.37%	4,165	2002
	7.420890	6.459185	-12.96%	4,377	2001
	9.705170	7.420890	-23.54%	4,563	2000
	10.000000	9.705170	-2.95%	1,746	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.654270	9.759284	1.09%	21,234	2005
	8.933254	9.654270	8.07%	22,794	2004
	7.133249	8.933254	25.23%	20,932	2003
	6.989318	7.133249	2.06%	15,194	2002
	8.033155	6.989318	-12.99%	15,464	2001
	10.000000	8.033155	-19.67%	17,150	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.126090	11.327503	1.81%	1,794	2005
	11.126963	11.126090	-0.01%	33,785	2004
	11.150742	11.126963	-0.21%	34,743	2003
	11.098217	11.150742	0.47%	39,565	2002
	10.786230	11.098217	2.89%	37,336	2001
	10.266304	10.786230	5.06%	532	2000
	10.000000	10.266304	2.66%	257	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.164174	11.947812	17.55%	1,843	2005
	9.064938	10.164174	12.13%	3,422	2004
	6.406864	9.064938	41.49%	3,446	2003
	8.140878	6.406864	-21.30%	3,677	2002
	10.466994	8.140878	-22.22%	5,266	2001
	13.102821	10.466994	-20.12%	5,722	2000
	10.000000	13.102821	31.03%	1,165	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.121638	9.531665	17.36%	17,502	2005
	7.254426	8.121638	11.95%	18,784	2004
	5.133254	7.254426	41.32%	21,378	2003
	6.513831	5.133254	-21.41%	15,026	2002
	8.386465	6.531831	-22.11%	12,370	2001
	10.000000	8.386465	-16.14%	14,006	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.062980	12.999200	17.50%	326	2005
	10.000000	11.062980	10.63%	196	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.044053	12.956992	17.32%	6,017	2005
	10.000000	11.044053	10.44%	2,506	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.353623	11.900117	4.81%	0	2005
	10.345979	11.353623	9.74%	0	2004
	7.810170	10.345979	32.47%	0	2003
	9.384939	7.810170	-16.78%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.297223	11.813561	4.57%	1,361	2005
	10.307965	11.297223	9.60%	1,155	2004
	7.800574	10.307965	32.14%	867	2003
	9.384949	7.800574	-16.88%	852	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.373025	10.651465	2.68%	0	2005
	9.964992	10.373025	4.09%	1,960	2004
	8.554219	9.964992	16.49%	2,065	2003
	9.499073	8.554219	-9.95%	2,166	2002
	10.041311	9.499073	-5.40%	2,316	2001
	10.592651	10.041311	-5.20%	2,543	2000
	10.000000	10.592651	5.93%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.710521	9.957050	2.54%	6,287	2005
	9.344632	9.710521	3.92%	6,999	2004
	8.038260	9.344632	16.25%	7,077	2003
	8.943412	8.038260	-10.12%	6,854	2002
	9.467676	8.943412	-5.54%	8,124	2001
	10.000000	9.467676	-5.32%	11,481	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.081970	9.313489	2.55%	420	2005
	8.683989	9.081970	4.58%	3,646	2004
	7.137265	8.683989	21.67%	3,750	2003
	8.553187	7.137265	-16.55%	3,849	2002
	9.360492	8.553187	-8.62%	3,966	2001
	10.839384	9.360492	-13.64%	4,185	2000
	10.000000	10.839384	8.39%	420	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.380606	8.575514	2.33%	1,835	2005
	8.030247	8.380606	4.36%	3,615	2004
	6.606467	8.030247	21.55%	3,857	2003
	7.944011	6.606467	-16.84%	3,880	2002
	8.702495	7.944011	-8.72%	6,328	2001
	10.000000	8.702495	-12.98%	4,561	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.678550	13.482853	15.45%	7,092	2005
	10.248327	11.678550	13.96%	10,876	2004
	8.081391	10.248327	26.81%	10,462	2003
	9.030727	8.081391	-10.51%	10,097	2002
	10.430444	9.030727	-13.42%	11,830	2001
	11.316365	10.430444	-7.83%	12,678	2000
	10.000000	11.316365	13.16%	3,411	1999*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.280145	11.848008	15.25%	81,768	2005
	9.035303	10.280145	13.78%	83,064	2004
	7.133571	9.035303	26.66%	75,497	2003
	7.987395	7.133571	-10.69%	44,942	2002
	9.236735	7.987395	-13.53%	33,637	2001
	10.000000	9.236735	-7.63%	23,308	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.977266	9.297715	3.57%	31,395	2005
	8.214338	8.977266	9.29%	70,351	2004
	6.474648	8.214338	26.87%	76,486	2003
	8.428653	6.474648	-23.18%	78,618	2002
	9.706237	8.428653	-13.16%	83,893	2001
	10.831230	9.706237	-10.39%	79,152	2000
	10.000000	10.831230	8.31%	6,577	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.505574	13.636416	0.97%	12,571	2005
	13.086549	13.505574	3.20%	15,467	2004
	12.590282	13.086549	3.94%	14,914	2003
	11.548686	12.590282	9.02%	28,090	2002
	10.777507	11.548686	7.16%	19,310	2001
	9.807349	10.777507	9.89%	8,973	2000
	10.000000	9.807349	-1.93%	626	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.366331	9.992638	6.69%	0	2005
	8.600493	9.366331	8.90%	0	2004
	6.671489	8.600493	28.91%	0	2003
	9.166748	6.671489	-27.22%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.237571	9.833539	6.45%	4,672	2005
	8.502746	9.237571	8.64%	4,785	2004
	6.605547	8.502746	28.72%	5,167	2003
	9.111125	6.605547	-27.50%	2,852	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.768026	10.192526	4.35%	1,426	2005
	9.378154	9.768026	4.16%	1,470	2004
	8.076429	9.378154	16.12%	1,515	2003
	8.958831	8.076429	-9.85%	1,497	2002
	9.227351	8.958831	-2.91%	1,650	2001
	9.767051	9.227351	-5.53%	745	2000
	10.000000	9.767051	-2.33%	257	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.084015	10.513970	4.26%	6,491	2005
	9.706924	10.084015	3.88%	8,180	2004
	8.367814	9.706924	16.00%	8,557	2003
	9.300292	8.367814	-10.03%	8,433	2002
	9.593396	9.300292	-3.06%	8,987	2001
	10.000000	9.593396	-4.07%	4,889	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.980068	8.343473	19.53%	406	2005
	6.975904	6.980068	0.06%	0	2004
	5.640432	6.975904	23.68%	0	2003
	6.153578	5.640432	-8.34%	0	2002
	8.724567	6.153578	-29.47%	180	2001
	10.000000	8.724567	-12.75%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.941043	8.275989	19.23%	8,015	2005
	6.936410	6.941043	0.07%	7,662	2004
	5.620463	6.936410	23.41%	6,887	2003
	6.153576	5.620463	-8.66%	6,133	2002
	8.724565	6.153576	-29.47%	3,481	2001
	10.000000	8.724565	-12.75%	2,091	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	9.047800	9.612459	6.24%	5,177	2005
	8.659468	9.047800	4.48%	5,484	2004
	7.091127	8.659468	22.12%	6,020	2003
	8.615493	7.091127	-17.69%	6,410	2002
	9.567480	8.615493	-9.95%	8,390	2001
	10.054379	9.567480	-4.84%	9,694	2000
	10.000000	10.054379	0.54%	5,170	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.213154	9.776521	6.11%	43,842	2005
	8.836943	9.213154	4.26%	38,624	2004
	7.245530	8.836943	21.96%	29,315	2003
	8.819213	7.245530	-17.84%	18,405	2002
	9.810607	8.819213	-10.11%	22,086	2001
	10.000000	9.810607	-1.89%	11,400	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.160943	7.702255	7.56%	8,135	2005
	6.769983	7.160943	5.77%	10,374	2004
	5.284629	6.769983	28.11%	10,692	2003
	6.850214	5.284629	-22.85%	11,075	2002
	8.104048	6.850214	-15.47%	13,084	2001
	9.903104	8.104048	-18.17%	15,298	2000
	10.000000	9.903104	-0.97%	6,904	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.452145	8.001841	7.38%	17,269	2005
	7.056422	7.452145	5.61%	18,200	2004
	5.519172	7.056422	27.85%	22,483	2003
	7.162591	5.519172	-22.94%	22,194	2002
	8.493657	7.162591	-15.67%	18,696	2001
	10.000000	8.493657	-15.06%	11,893	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.529027	29.815356	16.79%	1,340	2005
	20.708901	25.529027	23.28%	1,623	2004
	15.130998	20.708901	36.86%	1,666	2003
	16.996856	15.130998	-10.98%	1,341	2002
	17.803282	16.996856	-4.53%	1,157	2001
	13.493199	17.803282	31.94%	1,956	2000
	10.000000	13.493199	34.93%	530	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.908537	18.550005	16.60%	41,580	2005
	12.916848	15.908537	23.16%	39,860	2004
	9.456387	12.916848	36.59%	40,350	2003
	10.637734	9.456387	-11.11%	23,529	2002
	11.159988	10.637734	-4.68%	19,671	2001
	10.000000	11.159988	11.60%	14,392	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.912764	14.097439	1.33%	0	2005
	12.353747	13.912764	12.62%	15	2004
	7.924187	12.353747	55.90%	0	2003
	10.000000	7.924187	-20.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.108544	13.265982	1.20%	2,227	2005
	11.654794	13.108544	12.47%	2,685	2004
	7.496143	11.654794	55.48%	3,527	2003
	10.000000	7.496143	-25.04%	167	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.103882	12.399433	2.44%	2,418	2005
	11.012033	12.103882	9.92%	2,396	2004
	8.925134	11.012033	23.38%	1,130	2003
	10.000000	8.925134	-10.75%	527	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.938878	13.031795	9.15%	230	2005
	10.165341	11.938878	17.45%	442	2004
	7.762011	10.165341	30.96%	579	2003
	10.000000	7.762011	-22.38%	398	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.456788	4.57%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.605517	20.403823	30.75%	433	2005
	13.114772	15.605517	18.99%	909	2004
	8.061145	13.114772	62.69%	509	2003
	10.000000	8.061145	-19.39%	287	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.763108	15.398240	30.90%	3,036	2005
	10.000000	11.763108	17.63%	541	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.156713	11.382939	2.03%	34,346	2005
	10.935485	11.156713	2.02%	37,353	2004
	10.851249	10.935485	0.78%	38,810	2003
	10.000000	10.851249	8.51%	15,020	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.951266	11.178012	2.07%	125,381	2005
	10.591514	10.951266	3.40%	131,308	2004
	9.934655	10.591514	6.61%	181,427	2003
	10.000000	9.934655	-0.65%	88,751	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.358572	11.726083	3.24%	57,187	2005
	10.728470	11.358572	5.87%	56,716	2004
	9.550437	10.728470	12.33%	57,399	2003
	10.000000	9.550437	-4.50%	17,949	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.644215	12.119712	4.08%	512,854	2005
	10.759598	11.644215	8.22%	538,379	2004
	9.071289	10.759598	18.61%	482,026	2003
	10.000000	9.071289	-9.29%	114,290	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.972274	12.665572	5.79%	90,515	2005
	10.810384	11.972274	10.75%	97,293	2004
	8.639648	10.810384	25.13%	90,980	2003
	10.000000	8.639648	-13.60%	11,041	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.186455	12.995630	6.64%	10,802	2005
	10.817200	12.186455	12.66%	10,362	2004
	8.302620	10.817200	30.29%	37,164	2003
	10.000000	8.302620	-16.97%	33,416	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.901028	10.043543	1.44%	49,401	2005
	9.940629	9.901028	-0.40%	25,543	2004
	9.998808	9.940629	-0.58%	41,528	2003
	10.000000	9.998808	-0.01%	7,668	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.495414	12.698168	10.46%	1,217	2005
	10.000000	11.495414	14.95%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.621849	13.979647	10.76%	712	2005
	11.038540	12.621849	14.34%	558	2004
	8.297335	11.038540	33.04%	329	2003
	10.000000	8.297335	-17.03%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.961767	13.224790	10.56%	15,642	2005
	10.481865	11.961767	14.12%	11,675	2004
	7.899638	10.481865	32.69%	5,303	2003
	10.000000	7.899638	-21.00%	1,229	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.602014	11.285446	6.45%	4,333	2005
	9.482132	10.602014	11.81%	4,119	2004
	7.158810	9.482132	32.45%	4,112	2003
	10.000000	7.158810	-28.41%	730	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.775098	14.028494	1.84%	360	2005
	11.886226	13.775098	15.89%	356	2004
	7.669773	11.886226	54.97%	275	2003
	10.000000	7.669773	-23.30%	164	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.723524	12.920910	1.55%	6,606	2005
	11.007203	12.723524	15.59%	6,475	2004
	7.121106	11.007203	54.57%	6,381	2003
	10.000000	7.121106	-28.79%	1,663	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.471926	14.950245	10.97%	0	2005
	11.456254	13.471926	17.59%	15	2004
	8.222797	11.456254	39.32%	0	2003
	10.000000	8.222797	-17.77%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.747331	15.213612	10.67%	5,481	2005
	11.713925	13.747331	17.36%	4,886	2004
	8.431747	11.713925	38.93%	5,129	2003
	10.000000	8.431747	-15.68%	1,076	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.162874	15.520392	9.59%	2,804	2005
	12.203564	14.162874	16.06%	3,017	2004
	10.000000	12.203564	22.04%	3,303	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.773701	10.064911	2.98%	4,142	2005
	9.076852	9.773701	7.68%	4,168	2004
	7.493217	9.076852	21.13%	2,191	2003
	10.000000	7.493217	-25.07%	331	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.686235	9.843780	1.63%	10,663	2005
	8.571401	9.686235	13.01%	10,080	2004
	6.350580	8.571401	34.97%	7,685	2003
	10.000000	6.350580	-36.49%	1,646	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.991449	10.368561	3.77%	2,896	2005
	9.521578	9.991449	4.93%	2,532	2004
	7.222563	9.521578	31.83%	1,964	2003
	10.000000	7.222563	-27.77%	917	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.969861	12.591435	5.19%	8,075	2005
	10.551004	11.969861	13.45%	8,583	2004
	8.563374	10.551004	23.21%	5,092	2003
	10.000000	8.563374	-14.37%	2,473	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.987798	10.067213	0.80%	914	2005
	9.613614	9.987798	3.89%	1,045	2004
	8.291838	9.613614	15.94%	1,290	2003
	10.000000	8.291838	-17.08%	714	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.352839	12.371077	8.97%	2,635	2005
	10.486328	11.352839	8.26%	2,564	2004
	7.953430	10.486328	31.85%	1,172	2003
	10.000000	7.953430	-20.47%	267	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.226467	11.535375	2.75%	55,958	2005
	10.725882	11.226467	4.67%	58,613	2004
	9.255939	10.725882	15.88%	50,969	2003
	10.000000	9.255939	-7.44%	3,237	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.292761	11.922729	5.58%	2,747	2005
	10.000000	11.292761	12.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.501671	10.880524	3.61%	23,313	2005
	9.969641	10.501671	5.34%	21,992	2004
	7.721155	9.969641	29.12%	18,810	2003
	10.000000	7.721155	-22.79%	4,083	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.159959	14.862873	12.94%	0	2005
	11.177715	13.159959	17.73%	67	2004
	7.910271	11.177715	41.31%	75	2003
	10.000000	7.910271	-20.90%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.079373	14.739829	12.70%	6,010	2005
	11.135914	13.079373	17.45%	6,554	2004
	7.889533	11.135914	41.15%	8,342	2003
	10.000000	7.889533	-21.10%	3,612	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.566789	13.066959	12.97%	7	2005
	10.000000	11.566789	15.67%	47	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.549668	13.014465	12.68%	3,769	2005
	10.000000	11.549668	15.50%	2,717	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.687949	12.826148	1.09%	193	2005
	11.785309	12.687949	7.66%	252	2004
	9.622919	11.785309	22.47%	126	2003
	10.000000	9.622919	-3.77%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.995245	11.487324	4.48%	33,631	2005
	10.196292	10.995245	7.84%	32,946	2004
	8.162175	10.196292	24.92%	29,745	2003
	10.000000	8.162175	-18.38%	4,720	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.054592	15.264079	8.61%	778	2005
	11.911933	14.054592	17.99%	1,040	2004
	8.351517	11.911933	42.63%	817	2003
	10.000000	8.351517	-16.48%	538	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.022366	13.185505	1.25%	14,157	2005
	12.155344	13.022366	7.13%	12,309	2004
	10.501064	12.155344	15.75%	12,332	2003
	10.000000	10.501064	5.01%	2,246	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.530767	14.067815	3.97%	611	2005
	12.325519	13.530767	9.78%	611	2004
	10.000000	12.325519	23.26%	337	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.839133	13.124276	10.86%	0	2005
	10.312729	11.839133	14.80%	8	2004
	8.121124	10.312729	26.99%	13	2003
	10.000000	8.121124	-18.79%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.289772	15.111579	5.75%	178	2005
	11.459271	14.289772	24.70%	178	2004
	7.750466	11.459271	47.85%	96	2003
	10.000000	7.750466	-22.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.515585	10.981220	4.43%	153	2005
	10.133319	10.515585	3.77%	785	2004
	8.211008	10.133319	23.41%	400	2003
	10.000000	8.211008	-17.89%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.502213	12.241603	-2.08%	0	2005
	11.853587	12.502213	5.47%	0	2004
	10.128931	11.853587	17.03%	0	2003
	10.000000	10.128931	1.29%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.829919	18.783318	11.61%	0	2005
	14.273022	16.829919	17.91%	0	2004
	10.520591	14.273022	35.67%	0	2003
	10.000000	10.520591	5.21%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.793474	10.897637	0.97%	0	2005
	10.488185	10.793474	2.91%	0	2004
	10.255266	10.488185	2.27%	0	2003
	10.000000	10.255266	2.55%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.912267	16.063865	7.72%	0	2005
	13.204873	14.912267	12.93%	0	2004
	10.566206	13.204873	24.97%	0	2003
	10.000000	10.566206	5.66%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.054840	15.432273	2.51%	0	2005
	13.216331	15.054840	13.91%	0	2004
	10.864858	13.216331	21.64%	0	2003
	10.000000	10.864858	8.65%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.213705	17.184069	12.95%	0	2005
	13.181569	15.213705	15.42%	0	2004
	10.284495	13.181569	28.17%	0	2003
	10.000000	10.284495	2.84%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.116728	20.030211	10.56%	0	2005
	14.765190	18.116728	22.70%	0	2004
	10.795062	14.765190	36.78%	0	2003
	10.000000	10.795062	7.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.420103	10.700418	2.69%	24	2005
	10.133903	10.420103	2.82%	24	2004
	10.000000	10.133903	1.34%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.198561	19.839265	15.35%	1,997	2005
	12.792793	17.198561	34.44%	2,853	2004
	10.000000	12.792793	27.93%	1,645	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.065657	12.411219	2.86%	20,193	2005
	10.399752	12.065657	16.02%	18,551	2004
	8.049282	10.399752	29.20%	15,967	2003
	10.000000	8.049282	-19.51%	8,184	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.254808	9.842500	6.35%	14,062	2005
	8.772683	9.254808	5.50%	13,001	2004
	6.989521	8.772683	25.51%	13,925	2003
	10.000000	6.989521	-30.10%	11,195	2002*

No Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.250489	10.991073	7.22%	12,581	2005
	9.762037	10.250489	5.00%	13,681	2004
	7.652329	9.762037	27.57%	14,302	2003
	10.000000	7.652329	-23.48%	399	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.852900	12.829487	8.24%	0	2005
	10.392158	11.852900	14.06%	0	2004
	7.774655	10.392158	33.67%	0	2003
	10.000000	7.774655	-22.25%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.055339	11.929173	7.90%	0	2005
	10.000000	11.055339	10.55%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.206777	15.350992	16.24%	903	2005
	10.811179	13.206777	22.16%	1,567	2004
	8.513298	10.811179	26.99%	1,624	2003
	10.000000	8.513298	-14.87%	903	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.131520	12.892738	6.27%	0	2005
	10.793592	12.131520	12.40%	0	2004
	8.585159	10.793592	25.72%	0	2003
	10.000000	8.585159	-14.15%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.571247	11.029834	4.34%	0	2005
	10.120872	10.571247	4.45%	0	2004
	8.193864	10.120872	23.52%	0	2003
	10.000000	8.193864	-18.06%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.432125	9.813978	4.05%	742	2005
	9.054171	9.432125	4.17%	1,089	2004
	7.344950	9.054171	23.27%	1,220	2003
	10.000000	7.344950	-26.55%	1,114	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.529865	11.909464	3.29%	21,218	2005
	10.497761	11.529865	9.83%	18,890	2004
	8.042215	10.497761	30.53%	16,593	2003
	10.000000	8.042215	-19.58%	10,652	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.493404	18.978633	15.07%	1,533	2005
	13.373439	16.493404	23.33%	2,079	2004
	9.407855	13.373439	42.15%	3,452	2003
	10.000000	9.407855	-5.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.673815	10.971231	13.41%	196	2005
	9.041721	9.673815	6.99%	1,380	2004
	7.421847	9.041721	21.83%	1,380	2003
	10.000000	7.421847	-25.78%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.805699	15.590727	5.30%	21,043	2005
	12.591356	14.805699	17.59%	19,367	2004
	9.049907	12.591356	39.13%	15,885	2003
	10.000000	9.049907	-9.50%	7,666	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.422995	14.214513	5.90%	2,676	2005
	11.152207	13.422995	20.36%	2,676	2004
	8.196568	11.152207	36.06%	2,676	2003
	10.000000	8.196568	-18.03%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.376238	10.617386	2.32%	183	2005
	9.893158	10.376238	4.88%	183	2004
	7.950795	9.893158	24.43%	183	2003
	10.000000	7.950795	-20.49%	183	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.722794	12.119803	3.39%	0	2005
	10.729485	11.722794	9.26%	2,782	2004
	8.464376	10.729485	26.76%	2,782	2003
	10.000000	8.464376	-15.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.224785	13.638962	3.13%	11,296	2005
	12.135829	13.224785	8.97%	18,320	2004
	10.000000	12.135829	21.36%	10,227	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.976978	11.357892	3.47%	2,548	2005
	10.151433	10.976978	8.13%	2,548	2004
	8.074094	10.151433	25.73%	2,548	2003
	10.000000	8.074094	-19.26%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.545217	10.590315	0.43%	614	2005
	9.969861	10.545217	5.77%	0	2004
	8.149979	9.969861	22.33%	0	2003
	10.000000	8.149979	-18.50%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.998548	13.128075	1.00%	12,417	2005
	11.949002	12.998548	8.78%	12,052	2004
	9.935042	11.949002	20.27%	8,669	2003
	10.000000	9.935042	-0.65%	4,517	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.356017	12.232446	7.72%	0	2005
	10.081787	11.356017	12.64%	0	2004
	7.742809	10.081787	30.21%	0	2003
	10.000000	7.742809	-22.57%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.814558	14.262374	11.30%	0	2005
	11.241948	12.814558	13.99%	0	2004
	8.126963	11.241948	38.33%	0	2003
	10.000000	8.126963	-18.73%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.195327	11.199209	0.03%	1,277	2005
	10.940982	11.195327	2.32%	2,996	2004
	10.587603	10.940982	3.34%	3,778	2003
	10.000000	10.587603	5.88%	828	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.251213	11.220622	-0.27%	19,021	2005
	11.027541	11.251213	2.03%	30,108	2004
	10.692425	11.027541	3.13%	27,609	2003
	10.000000	10.692425	6.92%	4,197	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.851726	11.333500	4.44%	4,715	2005
	9.866061	10.851726	9.99%	1,328	2004
	7.672279	9.866061	28.59%	1,795	2003
	9.360599	7.672279	-18.04%	1,824	2002
	9.988075	9.360599	-6.28%	3,531	2001
	9.338236	9.988075	6.96%	1,887	2000
	10.000000	9.338236	-6.62%	1,237	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.719220	12.217818	4.25%	124,745	2005
	10.669046	11.719220	9.84%	129,187	2004
	8.308933	10.669046	28.40%	115,367	2003
	10.156195	8.308933	-18.19%	59,126	2002
	10.852674	10.156195	-6.42%	34,760	2001
	10.000000	10.852674	8.53%	7,726	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.127305	8.481329	4.36%	7,908	2005
	7.970074	8.127305	1.97%	8,363	2004
	6.078297	7.970074	31.12%	8,475	2003
	8.818451	6.078297	-31.07%	8,194	2002
	10.855048	8.818451	-18.76%	10,610	2001
	12.359610	10.855048	-12.17%	13,063	2000
	10.000000	12.359610	23.60%	2,068	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.295773	6.559415	4.19%	61,672	2005
	6.182424	6.295773	1.83%	75,747	2004
	4.723531	6.182424	30.89%	80,259	2003
	6.862459	4.723531	-31.17%	71,928	2002
	8.461714	6.862459	-18.90%	62,143	2001
	10.000000	8.461714	-15.38%	22,582	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.946097	9.057487	1.25%	803	2005
	8.275781	8.946097	8.10%	817	2004
	6.600332	8.275781	25.38%	837	2003
	6.450489	6.600332	2.32%	860	2002
	7.414681	6.450489	-13.00%	1,239	2001
	9.701921	7.414681	-23.58%	3,026	2000
	10.000000	9.701921	-2.98%	2,250	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.631481	9.731347	1.04%	30,307	2005
	8.916676	9.631481	8.02%	29,693	2004
	7.123619	8.916676	25.17%	30,825	2003
	6.983409	7.123619	2.01%	9,761	2002
	8.030466	6.983409	-13.04%	4,599	2001
	10.000000	8.030466	-19.70%	3,350	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.094196	11.289332	1.76%	1,310	2005
	11.100684	11.094196	-0.06%	4,081	2004
	11.130039	11.100684	-0.26%	6,870	2003
	11.083221	11.130039	0.42%	15,777	2002
	10.777140	11.083221	2.84%	13,826	2001
	10.262817	10.777140	5.01%	0	2000
	10.000000	10.262817	2.63%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.135023	11.907526	17.49%	2,795	2005
	9.043510	10.135023	12.07%	2,922	2004
	6.394953	9.043510	41.42%	2,901	2003
	8.129878	6.394953	-21.34%	2,868	2002
	10.458206	8.129878	-22.66%	3,817	2001
	13.098422	10.458206	-20.16%	4,067	2000
	10.000000	13.098422	30.98%	32	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.102446	9.504351	17.30%	6,995	2005
	7.240952	8.102446	11.90%	8,703	2004
	5.126306	7.240952	41.25%	7,923	2003
	6.526307	5.126306	-21.45%	6,343	2002
	8.383650	6.526307	-22.15%	5,206	2001
	10.000000	8.383650	-16.16%	3,288	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.059266	12.988292	17.44%	0	2005
	10.000000	11.059266	10.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.040339	12.946101	17.26%	2,213	2005
	10.000000	11.040339	10.40%	1,578	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.333042	11.872559	4.76%	0	2005
	10.332450	11.333042	9.68%	0	2004
	7.803904	10.332450	32.40%	0	2003
	9.382161	7.803904	-16.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.276747	11.786203	4.52%	2,415	2005
	10.294474	11.276747	9.54%	2,415	2004
	7.794311	10.294474	32.08%	2,415	2003
	9.382168	7.794311	-16.92%	2,415	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.343320	10.615607	2.63%	3,032	2005
	9.941486	10.343320	4.04%	3,032	2004
	8.538358	9.941486	16.43%	3,032	2003
	9.486258	8.538358	-9.99%	3,032	2002
	10.032886	9.486258	-5.45%	3,032	2001
	10.589098	10.032886	-5.25%	3,032	2000
	10.000000	10.589098	5.89%	3,092	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.687607	9.928543	2.49%	11,620	2005
	9.327298	9.687607	3.86%	17,032	2004
	8.027416	9.327298	16.19%	17,330	2003
	8.935877	8.027416	-10.17%	17,496	2002
	9.464517	8.935877	-5.59%	15,792	2001
	10.000000	9.464517	-5.35%	637	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.055975	9.282145	2.50%	127	2005
	8.663508	9.055975	4.53%	127	2004
	7.124031	8.663508	21.61%	127	2003
	8.541650	7.124031	-16.60%	127	2002
	9.352638	8.541650	-8.67%	127	2001
	10.835743	9.352638	-13.69%	127	2000
	10.000000	10.835743	8.36%	509	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.360834	8.550975	2.27%	4,958	2005
	8.015347	8.360834	4.31%	5,086	2004
	6.597558	8.015347	21.49%	5,694	2003
	7.937310	6.597558	-16.88%	5,705	2002
	8.699583	7.937310	-8.76%	3,227	2001
	10.000000	8.699583	-13.00%	554	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.645150	13.437503	15.39%	1,894	2005
	10.224186	11.645150	13.90%	1,985	2004
	8.066435	10.224186	26.75%	2,036	2003
	9.018576	8.066435	-10.56%	2,170	2002
	10.421715	9.018576	-13.46%	5,927	2001
	11.312579	10.421715	-7.87%	7,038	2000
	10.000000	11.312579	13.13%	3,881	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.255893	11.814090	15.19%	125,720	2005
	9.018550	10.255893	13.72%	108,754	2004
	7.123951	9.018550	26.59%	107,659	2003
	7.980666	7.123951	-10.73%	38,367	2002
	9.233647	7.980666	-13.57%	28,069	2001
	10.000000	9.233647	-7.66%	12,292	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.951572	9.266423	3.52%	17,048	2005
	8.194979	8.951572	9.23%	18,225	2004
	6.462661	8.194979	26.81%	22,885	2003
	8.417305	6.462661	-23.22%	25,909	2002
	9.698102	8.417305	-13.21%	32,337	2001
	10.827599	9.698102	-10.43%	19,211	2000
	10.000000	10.827599	8.28%	1,376	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.466937	13.590545	0.92%	17,521	2005
	13.055709	13.466937	3.15%	17,859	2004
	12.566969	13.055709	3.89%	18,665	2003
	11.533137	12.566969	8.96%	20,318	2002
	10.768479	11.533137	7.10%	21,311	2001
	9.804059	10.768479	9.84%	11,996	2000
	10.000000	9.804059	-1.96%	5,985	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.347377	9.967373	6.63%	0	2005
	8.587426	9.347377	8.85%	0	2004
	6.664736	8.587426	28.85%	0	2003
	9.162125	6.664736	-27.26%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.218873	9.808680	6.40%	2,452	2005
	8.489838	9.218873	8.59%	2,464	2004
	6.598853	8.489838	28.66%	2,728	2003
	9.106521	6.598853	-27.54%	1,766	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.740078	10.158230	4.29%	1,707	2005
	9.356061	9.740078	4.10%	1,707	2004
	8.061477	9.356061	16.06%	1,707	2003
	8.946767	8.061477	-9.90%	1,707	2002
	9.219609	8.946767	-2.96%	1,707	2001
	9.763773	9.219609	-5.57%	1,707	2000
	10.000000	9.763773	-2.36%	1,633	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.060212	10.483849	4.21%	16,337	2005
	9.688903	10.060212	3.83%	23,328	2004
	8.356520	9.688903	15.94%	22,782	2003
	9.292439	8.356520	-10.07%	21,702	2002
	9.590173	9.292439	-3.10%	25,031	2001
	10.000000	9.590173	-4.10%	5,498	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.965043	8.321319	19.47%	0	2005
	6.964421	6.965043	0.01%	0	2004
	5.634007	6.964421	23.61%	0	2003
	6.149686	5.634007	-8.39%	0	2002
	8.723504	6.149686	-29.50%	0	2001
	10.000000	8.723504	-12.76%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.926141	8.254065	19.17%	2,608	2005
	6.925021	6.926141	0.02%	3,457	2004
	5.614068	6.925021	23.35%	3,166	2003
	6.149688	5.614068	-8.71%	3,457	2002
	8.723503	6.149688	-29.50%	777	2001
	10.000000	8.723503	-12.76%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	9.021879	9.580093	6.19%	6,895	2005
	8.639037	9.021879	4.43%	6,728	2004
	7.077979	8.639037	22.06%	6,720	2003
	8.603875	7.077979	-17.73%	6,475	2002
	9.559452	8.603875	-10.00%	6,789	2001
	10.051000	9.559452	-4.89%	9,285	2000
	10.000000	10.051000	0.51%	3,518	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.191409	9.748534	6.06%	43,653	2005
	8.820550	9.191409	4.20%	50,018	2004
	7.235744	8.820550	21.90%	54,373	2003
	8.811766	7.235744	-17.89%	52,151	2002
	9.807331	8.811766	-10.15%	44,878	2001
	10.000000	9.807331	-1.93%	12,147	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.140421	7.676309	7.50%	4,623	2005
	6.753996	7.140421	5.72%	5,068	2004
	5.274818	6.753996	28.04%	5,128	2003
	6.840964	5.274818	-22.89%	4,931	2002
	8.097237	6.840964	-15.51%	6,482	2001
	9.899770	8.097237	-18.21%	8,991	2000
	10.000000	9.899770	-1.00%	2,972	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.434562	7.978934	7.32%	4,739	2005
	7.043330	7.434562	5.55%	6,096	2004
	5.511713	7.043330	27.79%	6,692	2003
	7.156543	5.511713	-22.98%	9,581	2002
	8.490822	7.156543	-15.71%	10,647	2001
	10.000000	8.490822	-15.09%	7,766	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.455966	29.715034	16.73%	2,541	2005
	20.660078	25.455966	23.21%	2,739	2004
	15.102965	20.660078	36.79%	2,698	2003
	16.973973	15.102965	-11.02%	2,644	2002
	17.788368	16.973973	-4.58%	2,917	2001
	13.488675	17.788368	31.88%	4,077	2000
	10.000000	13.488675	34.89%	42	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.871005	18.496911	16.55%	55,339	2005
	12.892902	15.871005	23.10%	42,889	2004
	9.443636	12.892902	36.52%	42,985	2003
	10.628769	9.443636	-11.15%	31,991	2002
	11.156253	10.628769	-4.73%	24,160	2001
	10.000000	11.156253	11.56%	9,125	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.894628	14.071962	1.28%	189	2005
	12.343894	13.894628	12.56%	189	2004
	7.921869	12.343894	55.82%	189	2003
	10.000000	7.921869	-20.78%	189	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.090871	13.241409	1.15%	10,604	2005
	11.644969	13.090871	12.42%	11.034	2004
	7.493606	11.644969	55.40%	9,643	2003
	10.000000	7.493606	-25.06%	1,023	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.088105	12.377013	2.39%	0	2005
	11.003232	12.088105	9.86%	0	2004
	8.922512	11.003232	23.32%	0	2003
	10.000000	8.922512	-10.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.923298	13.008212	9.10%	0	2005
	10.157225	11.923298	17.39%	0	2004
	7.759729	10.157225	30.90%	0	2003
	10.000000	7.759729	-22.40%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.453271	4.53%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.582808	20.363860	30.68%	897	2005
	13.102315	15.582808	18.93%	948	2004
	8.057559	13.102315	62.61%	1,140	2003
	10.000000	8.057559	-19.42%	1,187	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.759167	15.385337	30.84%	343	2005
	10.000000	11.759167	17.59%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.140494	11.360663	1.98%	29,408	2005
	10.925111	11.140494	1.97%	54,838	2004
	10.846438	10.925111	0.73%	64,230	2003
	10.000000	10.846438	8.46%	14,080	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.935327	11.156116	2.02%	88,910	2005
	10.581462	10.935327	3.34%	94,294	2004
	9.930252	10.581462	6.56%	90,789	2003
	10.000000	9.930252	-0.70%	11,881	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.342051	11.703118	3.18%	162,123	2005
	10.718288	11.342051	5.82%	160,538	2004
	9.546204	10.718288	12.28%	158,392	2003
	10.000000	9.546204	-4.54%	55,843	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.627262	12.095955	4.03%	302,949	2005
	10.749376	11.627262	8.17%	309,682	2004
	9.067258	10.749376	18.55%	261,652	2003
	10.000000	9.067258	-9.33%	53,699	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.954838	12.640742	5.74%	241,994	2005
	10.800103	11.954838	10.69%	239,626	2004
	8.635804	10.800103	25.06%	217,391	2003
	10.000000	8.635804	-13.64%	37,785	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.168726	12.970181	6.59%	9,276	2005
	10.806920	12.168726	12.60%	9,392	2004
	8.298926	10.806920	30.22%	6,952	2003
	10.000000	8.298926	-17.01%	6,286	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.886431	10.023675	1.39%	21,158	2005
	9.930997	9.886431	-0.45%	22,340	2004
	9.994178	9.930997	-0.63%	20,822	2003
	10.000000	9.994178	-0.06%	11,598	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.491561	12.687509	10.41%	793	2005
	10.000000	11.491561	14.92%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.605389	13.954394	10.70%	2,688	2005
	11.029727	12.605389	14.29%	2,688	2004
	8.294898	11.029727	32.97%	3,008	2003
	10.000000	8.294898	-17.05%	142	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.945631	13.200295	10.50%	2,464	2005
	10.473028	11.945631	14.06%	2,423	2004
	7.896964	10.473028	32.62%	2,016	2003
	10.000000	7.896964	-21.03%	0	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.586589	11.263345	6.39%	13,395	2005
	9.473128	10.586589	11.75%	13,581	2004
	7.155633	9.473128	32.39%	13,805	2003
	10.000000	7.155633	-28.44%	3,783	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.757133	14.003137	1.79%	0	2005
	11.876731	13.757133	15.83%	0	2004
	7.667519	11.876731	54.90%	0	2003
	10.000000	7.667519	-23.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.706367	12.896980	1.50%	8,289	2005
	10.997925	12.706367	15.53%	8,303	2004
	7.118692	10.997925	54.49%	8,130	2003
	10.000000	7.118692	-28.81%	2,527	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.454354	14.923214	10.92%	0	2005
	11.447101	13.454354	17.54%	0	2004
	8.220386	11.447101	39.25%	0	2003
	10.000000	8.220386	-17.80%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.727326	15.183820	10.61%	3,129	2005
	11.702799	13.727326	17.30%	3,150	2004
	8.428002	11.702799	38.86%	2,889	2003
	10.000000	8.428002	-15.72%	487	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.759478	10.045181	2.93%	15,924	2005
	9.068225	9.759478	7.62%	16,473	2004
	7.489890	9.068225	21.07%	15,354	2003
	10.000000	7.489890	-25.10%	3,520	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.672121	9.824481	1.58%	10,356	2005
	8.563253	9.672121	12.95%	10,030	2004
	6.347752	8.563253	34.90%	9,736	2003
	10.000000	6.347752	-36.52%	4,159	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.976911	10.348249	3.72%	4,366	2005
	9.512536	9.976911	4.88%	5,322	2004
	7.219350	9.512536	31.76%	5,638	2003
	10.000000	7.219350	-27.81%	2,767	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.952437	12.566771	5.14%	11,197	2005
	10.540976	11.952437	13.39%	10,740	2004
	8.559559	10.540976	23.15%	10,229	2003
	10.000000	8.559559	-14.40%	3,082	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.974767	10.049010	0.74%	0	2005
	9.605935	9.974767	3.84%	0	2004
	8.289400	9.605935	15.88%	0	2003
	10.000000	8.289400	-17.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.338013	12.348687	8.91%	281	2005
	10.477942	11.338013	8.21%	281	2004
	7.951092	10.477942	31.78%	281	2003
	10.000000	7.951092	-20.49%	281	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.211816	11.514510	2.70%	29,975	2005
	10.717318	11.211816	4.61%	30,269	2004
	9.253228	10.717318	15.82%	32,446	2003
	10.000000	9.253228	-7.47%	11,985	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.288978	11.912716	5.53%	0	2005
	10.000000	11.288978	12.89%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.486371	10.859189	3.56%	26,542	2005
	9.960154	10.486371	5.28%	29,503	2004
	7.717711	9.960154	29.06%	29,999	2003
	10.000000	7.717711	-22.82%	11,556	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.142790	14.836001	12.88%	0	2005
	11.168790	13.142790	17.67%	0	2004
	7.907952	11.168790	41.23%	0	2003
	10.000000	7.907952	-20.92%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.060346	14.710969	12.64%	21,458	2005
	11.125352	13.060346	17.39%	26,600	2004
	7.886028	11.125352	41.08%	38,372	2003
	10.000000	7.886028	-21.14%	11,742	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.562924	13.056005	12.91%	0	2005
	10.000000	11.562924	15.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.545805	13.003547	12.63%	12,507	2005
	10.000000	11.545805	15.46%	11,077	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.671389	12.802941	1.04%	1,364	2005
	11.775879	12.671389	7.60%	242	2004
	9.620086	11.775879	22.41%	242	2003
	10.000000	9.620086	-3.80%	242	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.979235	11.464812	4.42%	29,245	2005
	10.186601	10.979235	7.78%	30,197	2004
	8.158547	10.186601	24.86%	28,759	2003
	10.000000	8.158547	-18.41%	6,657	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.036289	15.236514	8.55%	0	2005
	11.902437	14.036289	17.93%	0	2004
	8.349080	11.902437	42.56%	0	2003
	10.000000	8.349080	-16.51%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.003428	13.159680	1.20%	26,519	2005
	12.143815	13.003428	7.08%	17,197	2004
	10.496415	12.143815	15.69%	15,525	2003
	10.000000	10.496415	4.96%	3,089	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.519348	14.048844	3.92%	0	2005
	12.321351	13.519348	9.72%	0	2004
	10.000000	12.321351	23.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.823679	13.100540	10.80%	0	2005
	10.304480	11.823679	14.74%	0	2004
	8.118734	10.304480	26.92%	0	2003
	10.000000	8.118734	-18.81%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.271145	15.084271	5.70%	0	2005
	11.450125	14.271145	24.64%	0	2004
	7.748189	11.450125	47.78%	0	2003
	10.000000	7.748189	-22.52%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.501871	10.961365	4.38%	0	2005
	10.125230	10.501871	3.72%	0	2004
	8.208604	10.125230	23.35%	315	2003
	10.000000	8.208604	-17.91%	139	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.488187	12.221695	-2.13%	0	2005
	11.846275	12.488187	5.42%	0	2004
	10.127795	11.846275	16.97%	0	2003
	10.000000	10.127795	1.28%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.811025	18.752773	11.55%	0	2005
	14.264220	16.811025	17.85%	0	2004
	10.519416	14.264220	35.60%	0	2003
	10.000000	10.519416	5.19%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.781345	10.879897	0.91%	0	2005
	10.481703	10.781345	2.86%	0	2004
	10.254115	10.481703	2.22%	0	2003
	10.000000	10.254115	2.54%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.895540	16.037745	7.67%	0	2005
	13.196733	14.895540	12.87%	0	2004
	10.565023	13.196733	24.91%	0	2003
	10.000000	10.565023	5.65%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.037931	15.407160	2.46%	0	2005
	13.208171	15.037931	13.85%	0	2004
	10.863637	13.208171	21.58%	0	2003
	10.000000	10.863637	8.64%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.196590	17.156079	12.89%	0	2005
	13.173426	15.196590	15.36%	0	2004
	10.283339	13.173426	28.10%	0	2003
	10.000000	10.283339	2.83%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.096380	19.997626	10.51%	0	2005
	14.756072	18.096380	22.64%	0	2004
	10.793850	14.756072	36.71%	0	2003
	10.000000	10.793850	7.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.411305	10.685986	2.64%	0	2005
	10.130478	10.411305	2.77%	0	2004
	10.000000	10.130478	1.30%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.184062	19.812541	15.30%	2,951	2005
	12.788468	17.184062	34.37%	2,884	2004
	10.000000	12.788468	27.88%	40	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.048093	12.386900	2.81%	43,456	2005
	10.389874	12.048093	15.96%	52,055	2004
	8.045705	10.389874	29.14%	48,584	2003
	10.000000	8.045705	-19.54%	27,948	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.241362	9.823232	6.30%	30,444	2005
	8.764363	9.241362	5.44%	26,898	2004
	6.986412	8.764363	25.45%	25,653	2003
	10.000000	6.986412	-30.14%	10,385	2002*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.325684	11.785662	4.06%	40,320	2005
	10.352733	11.325684	9.40%	44,598	2004
	7.869161	10.352733	31.56%	41,559	2003
	10.000000	7.869161	-21.31%	3,722	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.235568	10.969543	7.17%	7,829	2005
	9.752749	10.235568	4.95%	9,368	2004
	7.648923	9.752749	27.50%	7,625	2003
	10.000000	7.648923	-23.51%	411	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.837445	12.806288	8.18%	0	2005
	10.383858	11.837445	14.00%	0	2004
	7.772377	10.383858	33.60%	0	2003
	10.000000	7.772377	-22.28%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.051627	11.919143	7.85%	1,058	2005
	10.000000	11.051627	10.52%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.187556	15.320915	16.18%	4,133	2005
	10.800913	13.187556	22.10%	4,238	2004
	8.509517	10.800913	26.93%	4,046	2003
	10.000000	8.509517	-14.90%	2,086	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.115688	12.869413	6.22%	0	2005
	10.784983	12.115688	12.34%	0	2004
	8.582653	10.784983	25.66%	0	2003
	10.000000	8.582653	-14.17%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.557444	11.009868	4.29%	0	2005
	10.112777	10.557444	4.40%	0	2004
	8.191455	10.112777	23.46%	0	2003
	10.000000	8.191455	-18.09%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.418388	9.794737	4.00%	2,391	2005
	9.045564	9.418388	4.12%	2,391	2004
	7.341676	9.045564	23.21%	2,391	2003
	10.000000	7.341676	-26.58%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.513091	11.886123	3.24%	27,773	2005
	10.487787	11.513091	9.78%	28,199	2004
	8.038632	10.487787	30.47%	27,426	2003
	10.000000	8.038632	-19.61%	2,678	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.469412	18.941461	15.01%	5,107	2005
	13.360746	16.469412	23.27%	5,739	2004
	9.403677	13.360746	42.08%	8,632	2003
	10.000000	9.403677	-5.96%	3,150	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.659722	10.949717	13.35%	5,558	2005
	9.033125	9.659722	6.94%	5,687	2004
	7.418546	9.033125	21.76%	6,672	2003
	10.000000	7.418546	-25.81%	1,329	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.784175	15.560201	5.25%	10,461	2005
	12.579414	14.784175	17.53%	10,905	2004
	9.045889	12.579414	39.06%	10,730	2003
	10.000000	9.045889	-9.54%	4,578	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.405502	14.188812	5.84%	0	2005
	11.143315	13.405502	20.30%	0	2004
	8.194166	11.143315	35.99%	0	2003
	10.000000	8.194166	-18.06%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.362697	10.598168	2.27%	0	2005
	9.885245	10.362697	4.83%	0	2004
	7.948460	9.885245	24.37%	0	2003
	10.000000	7.948460	-20.52%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.707528	12.097903	3.33%	0	2005
	10.720933	11.707528	9.20%	0	2004
	8.461901	10.720933	26.70%	0	2003
	10.000000	8.461901	-15.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.213633	13.620591	3.08%	20,464	2005
	12.131737	13.213633	8.92%	21,679	2004
	10.000000	12.131737	21.32%	7,317	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.962170	11.336828	3.42%	17,101	2005
	10.142868	10.962170	8.08%	17,270	2004
	8.071358	10.142868	25.66%	16,317	2003
	10.000000	8.071358	-19.29%	5,156	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.530971	10.570667	0.38%	2,418	2005
	9.961438	10.530971	5.72%	3,139	2004
	8.147213	9.961438	22.27%	3,017	2003
	10.000000	8.147213	-18.53%	2,565	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.979622	13.102334	0.95%	13,191	2005
	11.937652	12.979622	8.73%	15,036	2004
	9.930628	11.937652	20.21%	18,576	2003
	10.000000	9.930628	-0.69%	4,632	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.341201	12.210319	7.66%	0	2005
	10.073735	11.341201	12.58%	0	2004
	7.740539	10.073735	30.14%	0	2003
	10.000000	7.740539	-22.59%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.797844	14.236589	11.24%	190	2005
	11.232979	12.797844	13.93%	203	2004
	8.124582	11.232979	38.26%	215	2003
	10.000000	8.124582	-18.75%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.180714	11.178940	-0.02%	0	2005
	10.932239	11.180714	2.27%	0	2004
	10.584503	10.932239	3.29%	0	2003
	10.000000	10.584503	5.85%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.236015	11.199806	-0.32%	44,512	2005
	11.018222	11.236015	1.98%	42,735	2004
	10.688806	11.018222	3.08%	28,346	2003
	10.000000	10.688806	6.89%	9,870	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.820640	11.295325	4.39%	1,076	2005
	9.842780	10.820640	9.93%	1,227	2004
	7.658055	9.842780	28.53%	745	2003
	9.347976	7.658055	-18.08%	745	2002
	9.979686	9.347976	-6.33%	843	2001
	9.335095	9.979686	6.91%	843	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.691568	12.182840	4.20%	59,382	2005
	10.649266	11.691568	9.79%	61,979	2004
	8.297718	10.649266	28.34%	51,973	2003
	10.147635	8.297718	-18.23%	3,588	2002
	10.849047	10.147635	-6.47%	708	2001
	10.000000	10.849047	8.49%	236	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.104015	8.452753	4.30%	1,085	2005
	7.951257	8.104015	1.92%	1,591	2004
	6.067015	7.951257	31.06%	1,769	2003
	8.806545	6.067015	-31.11%	1,774	2002
	10.845940	8.806545	-18.80%	2,875	2001
	12.355467	10.845940	-12.22%	3,479	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.280879	6.540584	4.13%	33,827	2005
	6.170915	6.280879	1.78%	41,001	2004
	4.717119	6.170915	30.82%	41,374	2003
	6.856641	4.717119	-31.20%	4,757	2002
	8.458873	6.856641	-18.94%	2,345	2001
	10.000000	8.458873	-15.41%	1,555	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.920487	9.026999	1.19%	0	2005
	8.256280	8.920487	8.04%	0	2004
	6.588113	8.256280	25.32%	0	2003
	6.441805	6.588113	2.27%	0	2002
	7.408463	6.441805	-13.05%	0	2001
	9.698668	7.408463	-23.61%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.608736	9.703475	0.99%	24,643	2005
	8.900133	9.608736	7.96%	26,288	2004
	7.113995	8.900133	25.11%	22,917	2003
	6.977508	7.113995	1.96%	1,563	2002
	8.027765	6.977508	-13.08%	1,346	2001
	10.000000	8.027765	-19.72%	326	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	12.207888	12.416341	1.71%	402	2005
	12.221217	12.207888	-0.11%	0	2004
	12.259742	12.221217	-0.31%	2,725	2003
	12.214356	12.259742	0.37%	2,725	2002
	11.883085	12.214356	2.79%	2,725	2001
	11.321684	11.883085	4.96%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.106028	11.867472	17.43%	117	2005
	9.022206	10.106028	12.01%	123	2004
	6.383102	9.022206	41.35%	287	2003
	8.118928	6.383102	-21.38%	293	2002
	10.449433	8.118928	-22.30%	301	2001
	13.094032	10.449433	-20.20%	309	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.083293	9.477100	17.24%	7,791	2005
	7.227481	8.083293	11.84%	10,762	2004
	5.119369	7.227481	41.18%	10,760	2003
	6.520785	5.119369	-21.49%	440	2002
	8.380839	6.520785	-22.19%	1,385	2001
	10.000000	8.380839	-16.19%	402	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.055557	12.977372	17.38%	0	2005
	10.000000	11.055557	10.56%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.036651	12.935248	17.20%	580	2005
	10.000000	11.036651	10.37%	403	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.312503	11.845045	4.71%	0	2005
	10.318950	11.312503	9.63%	0	2004
	7.797643	10.318950	32.33%	0	2003
	9.379384	7.797643	-16.86%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.256272	11.758847	4.46%	0	2005
	10.281005	11.256272	9.49%	0	2004
	7.788048	10.281005	32.01%	0	2003
	9.379391	7.788048	-16.97%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.313700	10.579852	2.58%	0	2005
	9.918032	10.313700	3.99%	0	2004
	8.522529	9.918032	16.37%	0	2003
	9.473472	8.522529	-10.04%	0	2002
	10.024469	9.473472	-5.50%	0	2001
	10.585544	10.024469	-5.30%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.664740	9.900104	2.44%	1,208	2005
	9.310001	9.664740	3.81%	1,787	2004
	8.016577	9.310001	16.13%	1,871	2003
	8.928331	8.016577	-10.21%	1,932	2002
	9.461349	8.928331	-5.63%	1,017	2001
	10.000000	9.461349	-5.39%	706	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.030030	9.250869	2.45%	0	2005
	8.643061	9.030030	4.48%	0	2004
	7.110815	8.643061	21.55%	0	2003
	8.530134	7.110815	-16.64%	374	2002
	9.344790	8.530134	-8.72%	374	2001
	10.832110	9.344790	-13.73%	478	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.341084	8.526453	2.22%	2,016	2005
	8.000470	8.341084	4.26%	2,274	2004
	6.588634	8.000470	21.43%	2,285	2003
	7.930603	6.588634	-16.92%	2,297	2002
	8.696670	7.930603	-8.81%	380	2001
	10.000000	8.696670	-13.03%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.611769	13.392233	15.33%	1,293	2005
	10.200042	11.611769	13.84%	1,351	2004
	8.051461	10.200042	26.69%	968	2003
	9.006407	8.051461	-10.60%	885	2002
	10.412956	9.006407	-13.51%	1,336	2001
	11.308771	10.412956	-7.92%	2,321	2000

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.231672	11.780236	15.14%	98,970	2005
	9.001814	10.231672	13.66%	97,832	2004
	7.114325	9.001814	26.53%	87,606	2003
	7.973926	7.114325	-10.78%	5,373	2002
	9.230553	7.973926	-13.61%	3,657	2001
	10.000000	9.230553	-7.69%	1,089	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	15.537247	16.075622	3.47%	948	2005
	14.231227	15.537247	9.18%	951	2004
	11.228588	14.231227	26.74%	1,117	2003
	14.632127	11.228588	-23.26%	1,083	2002
	16.867202	14.632127	-13.25%	1,084	2001
	18.841144	16.867202	-10.48	1,469	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	15.568577	15.703538	0.87%	450	2005
	15.100810	15.568577	3.10%	470	2004
	14.542870	15.100810	3.84%	509	2003
	13.353240	14.542870	8.91%	628	2002
	12.474251	13.353240	7.05%	480	2001
	11.362789	12.474251	9.78%	213	2000

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.328480	9.942215	6.58%	0	2005
	8.574418	9.328480	8.79%	0	2004
	6.658000	8.574418	28.78%	0	2003
	9.157514	6.658000	-27.29%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.200241	9.783918	6.34%	5,925	2005
	8.476968	9.200241	8.53%	6,959	2004
	6.592185	8.476968	28.59%	7,351	2003
	9.101935	6.592185	-27.57%	529	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.712163	10.124002	4.24%	526	2005
	9.333977	9.712163	4.05%	526	2004
	8.046522	9.333977	16.00%	0	2003
	8.934702	8.046522	-9.94%	0	2002
	9.211877	8.934702	-3.01%	0	2001
	9.760484	9.211877	-5.62%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.036473	10.453834	4.16%	0	2005
	9.670946	10.036473	3.78%	0	2004
	8.345241	9.670946	15.89%	846	2003
	9.284604	8.345241	-10.12%	846	2002
	9.586975	9.284604	-3.15%	846	2001
	10.000000	9.586975	-4.13%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.950069	8.299247	19.41%	0	2005
	6.952969	6.950069	-0.04%	0	2004
	5.627584	6.952969	23.55%	0	2003
	6.145793	5.627584	-8.43%	0	2002
	8.722441	6.145793	-29.54%	0	2001
	10.000000	8.722441	-12.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.911236	8.232149	19.11%	863	2005
	6.913621	6.911236	-0.03%	923	2004
	5.607671	6.913621	23.29%	613	2003
	6.145798	5.607671	-8.76%	0	2002
	8.722439	6.145798	-29.54%	0	2001
	10.000000	8.722439	-12.78%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.996038	9.547828	6.13%	148	2005
	8.618648	8.996038	4.38%	156	2004
	7.064839	8.618648	21.99%	394	2003
	8.592265	7.064839	-17.78%	401	2002
	9.551417	8.592265	-10.04%	904	2001
	10.047615	9.551417	-4.94%	914	2000

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.169715	9.720603	6.01%	21,832	2005
	8.804187	9.169715	4.15%	29,140	2004
	7.225962	8.804187	21.84%	27,895	2003
	8.804323	7.225962	-17.93%	11,093	2002
	9.804049	8.804323	-10.20%	3,422	2001
	10.000000	9.804049	-1.96%	1,140	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.119955	7.650440	7.45%	753	2005
	6.738055	7.119955	5.67%	1,400	2004
	5.265036	6.738055	27.98%	1,646	2003
	6.831736	5.265036	-22.93%	1,653	2002
	8.090436	6.831736	-15.56%	1,664	2001
	9.896444	8.090436	-18.25%	1,675	2000

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.417017	7.956088	7.27%	482	2005
	7.030271	7.417017	5.50%	482	2004
	5.504279	7.030271	27.72%	2,017	2003
	7.150507	5.504279	-23.02%	2,017	2002
	8.487973	7.150507	-15.76%	4,771	2001
	10.000000	8.487973	-15.12%	632	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.383054	29.614980	16.67%	271	2005
	20.611335	25.383054	23.15%	271	2004
	15.074953	20.611335	36.73%	114	2003
	16.951081	15.074953	-11.07%	114	2002
	17.773446	16.951081	-4.63%	0	2001
	13.484146	17.773446	31.81%	591	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.833562	18.443967	16.49%	25,198	2005
	12.868992	15.833562	23.04%	22,355	2004
	9.430893	12.868992	36.46%	20,105	2003
	10.619809	9.430893	-11.20%	9,047	2002
	11.152532	10.619809	-4.78%	3,155	2001
	10.000000	11.152532	11.53%	1,503	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.876536	14.046542	1.23%	0	2005
	12.334056	13.876536	12.51%	0	2004
	7.919547	12.334056	55.74%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.073196	13.216854	1.10%	19,201	2005
	11.635140	13.073196	12.36%	19,339	2004
	7.491060	11.635140	55.32%	16,363	2003
	10.000000	7.491060	-25.09%	2,372	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.072321	12.354628	2.34%	323	2005
	10.994434	12.072321	9.80%	317	2004
	8.919895	10.994434	23.26%	329	2003
	10.000000	8.919895	-10.80%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.907766	12.984719	9.04%	0	2005
	10.149124	11.907766	17.33%	0	2004
	7.757459	10.149124	30.83%	0	2003
	10.000000	7.757459	-22.43%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.449767	4.50%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.560137	20.323980	30.62%	1,755	2005
	13.089877	15.560137	18.87%	1,755	2004
	8.053976	13.089877	62.53%	1,755	2003
	10.000000	8.053976	-19.46%	1,100	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.755232	15.372422	30.77%	85	2005
	10.000000	11.755232	17.55%	99	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.124257	11.338375	1.92%	34,644	2005
	10.914718	11.124257	1.92%	36,725	2004
	10.841622	10.914718	0.67%	42,561	2003
	10.000000	10.841622	8.42%	10,135	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.919410	11.134248	1.97%	192,845	2005
	10.571403	10.919410	3.29%	186,083	2004
	9.925839	10.571403	6.50%	157,102	2003
	10.000000	9.925839	-0.74%	9,731	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.325532	11.680171	3.13%	243,900	2005
	10.708098	11.325532	5.77%	256,040	2004
	9.541955	10.708098	12.22%	228,916	2003
	10.000000	9.541955	-4.58%	36,789	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.610351	12.072267	3.98%	600,458	2005
	10.739172	11.610351	8.11%	586,190	2004
	9.063234	10.739172	18.49%	477,330	2003
	10.000000	9.063234	-9.37%	67,278	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.937446	12.615980	5.68%	112,840	2005
	10.789843	11.937446	10.64%	116,976	2004
	8.631966	10.789843	25.00%	90,790	2003
	10.000000	8.631966	-13.68%	2,959	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.151018	12.944770	6.53%	79,887	2005
	10.796657	12.151018	12.54%	81,002	2004
	8.295236	10.796657	30.15%	82,668	2003
	10.000000	8.295236	-17.05%	927	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.871845	10.003832	1.34%	17,352	2005
	9.921370	9.871845	-0.50%	15,415	2004
	9.989547	9.921370	-0.68%	16,422	2003
	10.000000	9.989547	-0.10%	20,947	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.487724	12.676866	10.35%	9,357	2005
	10.000000	11.487724	14.88%	1,161	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.588940	13.929139	10.65%	0	2005
	11.020917	12.588940	14.23%	0	2004
	8.292466	11.020917	32.90%	0	2003
	10.000000	8.292466	-17.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.929478	13.175795	10.45%	40,192	2005
	10.464165	11.929478	14.00%	36,383	2004
	7.894281	10.464165	32.55%	29,106	2003
	10.000000	7.894281	-21.06%	541	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.571165	11.241258	6.34%	4,710	2005
	9.464116	10.571165	11.70%	3,355	2004
	7.152435	9.464116	32.32%	3,242	2003
	10.000000	7.152435	-28.48%	1,349	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.739206	13.977834	1.74%	0	2005
	11.867254	13.739206	15.77%	0	2004
	7.665268	11.867254	54.82%	0	2003
	10.000000	7.665268	-23.35%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.689202	12.873069	1.45%	11,054	2005
	10.988630	12.689202	15.48%	4,743	2004
	7.116277	10.988630	54.42%	5,882	2003
	10.000000	7.116277	-28.84%	2,273	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.436807	14.896229	10.86%	0	2005
	11.437956	13.436807	17.48%	0	2004
	8.217975	11.437956	39.18%	0	2003
	10.000000	8.217975	-17.82%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.707353	15.154075	10.55%	3,767	2005
	11.691686	13.707353	17.24%	2,975	2004
	8.424256	11.691686	38.79%	3,090	2003
	10.000000	8.424256	-15.76%	117	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.139002	15.478600	9.47%	2,700	2005
	12.195325	14.139002	15.94%	2,550	2004
	10.000000	12.195325	21.95%	2,418	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.745270	10.025506	2.88%	23,653	2005
	9.059620	9.745270	7.57%	28,766	2004
	7.486564	9.059620	21.01%	26,967	2003
	10.000000	7.486564	-25.13%	3,155	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.658049	9.805234	1.52%	37,684	2005
	8.555127	9.658049	12.89%	47,473	2004
	6.344933	8.555127	34.83%	46,717	2003
	10.000000	6.344933	-36.55%	5,766	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.962379	10.327967	3.67%	14,332	2005
	9.503492	9.962379	4.83%	14,912	2004
	7.216139	9.503492	31.70%	11,937	2003
	10.000000	7.216139	-27.84%	264	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.935053	12.542162	5.09%	29,417	2005
	10.530978	11.935053	13.33%	24,013	2004
	8.555769	10.530978	23.09%	20,108	2003
	10.000000	8.555769	-14.44%	4,639	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.961746	10.030824	0.69%	0	2005
	9.598248	9.961746	3.79%	0	2004
	8.286975	9.598248	15.82%	0	2003
	10.000000	8.286975	-17.13%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.323225	12.326362	8.86%	0	2005
	10.469569	11.323225	8.15%	0	2004
	7.948753	10.469569	31.71%	0	2003
	10.000000	7.948753	-20.51%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.197188	11.493684	2.65%	16,234	2005
	10.708766	11.197188	4.56%	17,493	2004
	9.250520	10.708766	15.76%	6,115	2003
	10.000000	9.250520	-7.49%	552	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.285193	11.902710	5.47%	0	2005
	10.000000	11.285193	12.85%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.471128	10.837926	3.50%	53,537	2005
	9.950707	10.471128	5.23%	58,113	2004
	7.714288	9.950707	28.99%	52,413	2003
	10.000000	7.714288	-22.86%	11,496	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.125654	14.809186	12.83%	0	2005
	11.159875	13.125654	17.61%	0	2004
	7.905631	11.159875	41.16%	0	2003
	10.000000	7.905631	-20.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.041356	14.682162	12.58%	8,710	2005
	11.114787	13.041356	17.33%	8,862	2004
	7.882520	11.114787	41.01%	21,667	2003
	10.000000	7.882520	-21.17%	1,044	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.559051	13.045049	12.86%	0	2005
	10.000000	11.559051	15.59%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.541948	12.992657	12.57%	19,645	2005
	10.000000	11.541948	15.42%	16,083	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.654892	12.779813	0.99%	0	2005
	11.766508	12.654892	7.55%	0	2004
	9.617283	11.766508	22.35%	0	2003
	10.000000	9.617283	-3.83%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.963251	11.442348	4.37%	42,574	2005
	10.176921	10.963251	7.73%	46,144	2004
	8.154921	10.176921	24.79%	42,029	2003
	10.000000	8.154921	-18.45%	12,576	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	14.017981	15.208965	8.50%	0	2005
	11.892935	14.017981	17.87%	0	2004
	8.346628	11.892935	42.49%	0	2003
	10.000000	8.346628	-16.53%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.984518	13.133908	1.15%	39,379	2005
	12.132285	12.984518	7.02%	33,489	2004
	10.491757	12.132285	15.64%	30,956	2003
	10.000000	10.491757	4.92%	16,170	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.507943	14.029907	3.86%	17,921	2005
	12.317191	13.507943	9.67%	18,297	2004
	10.000000	12.317191	23.17%	19,217	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.808252	13.076833	10.74%	0	2005
	10.296237	11.808252	14.69%	0	2004
	8.116352	10.296237	26.86%	0	2003
	10.000000	8.116352	-18.84%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.252522	15.056986	5.64%	0	2005
	11.440970	14.252522	24.57%	0	2004
	7.745909	11.440970	47.70%	0	2003
	10.000000	7.745909	-22.54%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.488156	10.941518	4.32%	4,785	2005
	10.117128	10.488156	3.67%	4,379	2004
	8.206191	10.117128	23.29%	4,362	2003
	10.000000	8.206191	-17.94%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.474137	12.201780	-2.18%	0	2005
	11.838950	12.474137	5.37%	0	2004
	10.126658	11.838950	16.91%	0	2003
	10.000000	10.126658	1.27%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.792113	18.722222	11.49%	0	2005
	14.255392	16.792113	17.79%	0	2004
	10.518230	14.255392	35.53%	0	2003
	10.000000	10.518230	5.18%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.769220	10.862173	0.86%	0	2005
	10.475217	10.769220	2.81%	0	2004
	10.252962	10.475217	2.17%	0	2003
	10.000000	10.252962	2.53%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.878789	16.011625	7.61%	0	2005
	13.188579	14.878789	12.82%	0	2004
	10.563836	13.188579	24.85%	0	2003
	10.000000	10.563836	5.64%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.021037	15.382086	2.40%	0	2005
	13.200013	15.021037	13.80%	0	2004
	10.862418	13.200013	21.52%	0	2003
	10.000000	10.862418	8.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.179506	17.128148	12.84%	1	2005
	13.165275	15.179506	15.30%	1	2004
	10.282180	13.165275	28.04%	444	2003
	10.000000	10.282180	2.82%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.076037	19.965070	10.45%	0	2005
	14.746951	18.076037	22.57%	0	2004
	10.792634	14.746951	36.64%	0	2003
	10.000000	10.792634	7.93%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.402509	10.671566	2.59%	1,989	2005
	10.127043	10.402509	2.72%	1,989	2004
	10.000000	10.127043	1.27%	1,989	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.169565	19.785834	15.24%	6,021	2005
	12.784150	17.169565	34.30%	3,344	2004
	10.000000	12.784150	27.84%	2,788	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.030560	12.362629	2.76%	60,088	2005
	10.380007	12.030560	15.90%	53,463	2004
	8.042132	10.380007	29.07%	53,825	2003
	10.000000	8.042132	-19.58%	10,224	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.227909	9.803992	6.24%	22,867	2005
	8.756032	9.227909	5.39%	27,425	2004
	6.983301	8.756032	25.39%	24,560	2003
	10.000000	6.983301	-30.17%	3,268	2002*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.309191	11.762545	4.01%	3,485	2005
	10.342896	11.309191	9.34%	3,507	2004
	7.865658	10.342896	31.49%	3,118	2003
	10.000000	7.865658	-21.34%	1,333	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.220648	10.948022	7.12%	420	2005
	9.743485	10.220648	4.90%	432	2004
	7.645519	9.743485	27.44%	120	2003
	10.000000	7.645519	-23.54%	1	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.821995	12.783129	8.13%	0	2005
	10.375563	11.821995	13.94%	0	2004
	7.770099	10.375563	33.53%	0	2003
	10.000000	7.770099	-22.30%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.047926	11.909141	7.80%	0	2005
	10.000000	11.047926	10.48%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.168351	15.290863	16.12%	384	2005
	10.790641	13.168351	22.03%	403	2004
	8.505730	10.790641	26.86%	1,447	2003
	10.000000	8.505730	-14.94%	840	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.099859	12.846118	6.17%	638	2005
	10.776347	12.099859	12.28%	628	2004
	8.580130	10.776347	25.60%	617	2003
	10.000000	8.580130	-14.20%	7	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.543680	10.989964	4.23%	407	2005
	10.104711	10.543680	4.34%	407	2004
	8.189055	10.104711	23.39%	407	2003
	10.000000	8.189055	-18.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.404663	9.775521	3.94%	371	2005
	9.036954	9.404663	4.07%	498	2004
	7.338409	9.036954	23.15%	701	2003
	10.000000	7.338409	-26.62%	232	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.496334	11.862819	3.19%	1,434	2005
	10.477829	11.496334	9.72%	926	2004
	8.035070	10.477829	30.40%	637	2003
	10.000000	8.035070	-19.65%	158	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.445441	18.904347	14.95%	220	2005
	13.348050	16.445441	23.20%	220	2004
	9.399495	13.348050	42.01%	541	2003
	10.000000	9.399495	-6.01%	232	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.645655	10.928253	13.30%	153	2005
	9.024540	9.645655	6.88%	132	2004
	7.415239	9.024540	21.70%	334	2003
	10.000000	7.415239	-25.85%	1	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.762630	15.529686	5.20%	4,181	2005
	12.567456	14.762630	17.47%	4,269	2004
	9.041866	12.567456	38.99%	2,554	2003
	10.000000	9.041866	-9.58%	2,023	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.388008	14.163152	5.79%	1,237	2005
	11.134407	13.388008	20.24%	1,593	2004
	8.191760	11.134407	35.92%	1,106	2003
	10.000000	8.191760	-18.08%	561	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.349184	10.579018	2.22%	0	2005
	9.877350	10.349184	4.78%	0	2004
	7.946130	9.877350	24.30%	0	2003
	10.000000	7.946130	-20.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.692238	12.075999	3.28%	7,046	2005
	10.712354	11.692238	9.15%	5,424	2004
	8.459411	10.712354	26.63%	2,017	2003
	10.000000	8.459411	-15.41%	462	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.202468	13.602209	3.03%	3,709	2005
	12.127629	13.202468	8.86%	1,626	2004
	10.000000	12.127629	21.28%	2,055	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.947354	11.315798	3.37%	3,376	2005
	10.134283	10.947354	8.02%	3,333	2004
	8.068616	10.134283	25.60%	2,210	2003
	10.000000	8.068616	-19.31%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.516739	10.551046	0.33%	615	2005
	9.953008	10.516739	5.66%	593	2004
	8.144447	9.953008	22.21%	371	2003
	10.000000	8.144447	-18.56%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.960704	13.076632	0.89%	1,426	2005
	11.926298	12.960704	8.67%	1,382	2004
	9.926218	11.926298	20.15%	1,336	2003
	10.000000	9.926218	-0.74%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.326404	12.188227	7.61%	0	2005
	10.065683	11.326404	12.52%	0	2004
	7.738265	10.065683	30.08%	0	2003
	10.000000	7.738265	-22.62%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.781116	14.210796	11.19%	906	2005
	11.223975	12.781116	13.87%	1,056	2004
	8.122192	11.223975	38.19%	508	2003
	10.000000	8.122192	-18.78%	335	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.166125	11.158715	-0.07%	2,528	2005
	10.923501	11.166125	2.22%	2,462	2004
	10.581411	10.923501	3.23%	1,887	2003
	10.000000	10.581411	5.81%	588	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.220847	11.179026	-0.37%	7,588	2005
	11.008918	11.220847	1.93%	7,672	2004
	10.685195	11.008918	3.03%	6,729	2003
	10.000000	10.685195	6.85%	1,749	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.789637	11.257268	4.33%	8,157	2005
	9.819563	10.789637	9.88%	5,189	2004
	7.643847	9.819563	28.46%	2,441	2003
	9.335364	7.643847	-18.12%	1,242	2002
	9.971310	9.335364	-6.38%	0	2001
	9.331958	9.971310	6.85%	0	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.663942	12.147906	4.15%	16,078	2005
	10.629486	11.663942	9.73%	15,993	2004
	8.286504	10.629486	28.27%	12,098	2003
	10.139075	8.286504	-18.27%	12,379	2002
	10.845425	10.139075	-6.51%	7,580	2001
	10.000000	10.845425	8.45%	875	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.080785	8.424261	4.25%	584	2005
	7.932488	8.080785	1.87%	584	2004
	6.055751	7.932488	30.99%	584	2003
	8.794661	6.055751	-31.14%	584	2002
	10.836830	8.794661	-18.84%	584	2001
	12.351314	10.836830	-12.26%	584	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.266039	6.521840	4.08%	26,290	2005
	6.159459	6.266039	1.73%	27,120	2004
	4.710748	6.159459	30.75%	26,081	2003
	6.850854	4.710748	-31.24%	20,879	2002
	8.456041	6.850854	-18.98%	15,553	2001
	10.000000	8.456041	-15.44%	2,264	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.894890	8.996549	1.14%	0	2005
	8.236757	8.894890	7.99%	0	2004
	6.575866	8.236757	25.26%	0	2003
	6.433089	6.575866	2.22%	0	2002
	7.402223	6.433089	-13.09%	0	2001
	9.695407	7.402223	-23.65%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.586071	9.675677	0.93%	11,632	2005
	8.883631	9.586071	7.91%	12,611	2004
	7.104400	8.883631	25.04%	12,380	2003
	6.971623	7.104400	1.90%	4,916	2002
	8.025085	6.971623	-13.13%	1,930	2001
	10.000000	8.025085	-19.75%	138	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.030627	11.213309	1.66%	0	2005
	11.048266	11.030627	-0.16%	0	2004
	11.088712	11.048266	-0.36%	0	2003
	11.053262	11.088712	0.32%	0	2002
	10.758964	11.053262	2.74%	0	2001
	10.255839	10.758964	4.91%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.077059	11.827498	17.37%	0	2005
	9.000904	10.077059	11.96%	0	2004
	6.371254	9.000904	41.27%	0	2003
	8.107973	6.371254	-21.42%	0	2002
	10.440659	8.107973	-22.34%	0	2001
	13.089636	10.440659	-20.24%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.064238	9.449995	17.18%	1,064	2005
	7.214099	8.064238	11.78%	1,475	2004
	5.112463	7.214099	41.11%	2,405	2003
	6.515292	5.112463	-21.53%	1,041	2002
	8.378040	6.515292	-22.23%	832	2001
	10.000000	8.378040	-16.22%	468	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.051851	12.966487	17.32%	111	2005
	10.000000	11.051851	10.52%	111	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.032954	12.924386	17.14%	876	2005
	10.000000	11.032954	10.33%	717	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.291944	11.817555	4.65%	0	2005
	10.305412	11.291944	9.57%	0	2004
	7.791370	10.305412	32.27%	0	2003
	9.376602	7.791370	-16.91%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.235866	11.731605	4.41%	871	2005
	10.267558	11.235866	9.43%	818	2004
	7.781795	10.267558	31.94%	760	2003
	9.376614	7.781795	-17.01%	691	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.284145	10.544204	2.53%	0	2005
	9.894625	10.284145	3.94%	0	2004
	8.506718	9.894625	16.32%	0	2003
	9.460683	8.506718	-10.08%	0	2002
	10.016038	9.460683	-5.54%	0	2001
	10.581982	10.016038	-5.35%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.641923	9.871744	2.38%	0	2005
	9.292716	9.641923	3.76%	0	2004
	8.005752	9.292716	16.08%	0	2003
	8.920800	8.005752	-10.26%	0	2002
	9.458184	8.920800	-5.68%	2,211	2001
	10.000000	9.458184	-5.42%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	9.004148	9.219684	2.39%	0	2005
	8.622664	9.004148	4.42%	0	2004
	7.097620	8.622664	21.49%	0	2003
	8.518628	7.097620	-16.68%	0	2002
	9.336943	8.518628	-8.76%	0	2001
	10.828467	9.336943	-13.77%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.321388	8.502037	2.17%	323	2005
	7.985620	8.321388	4.20%	478	2004
	6.579734	7.985620	21.37%	478	2003
	7.923906	6.579734	-16.96%	478	2002
	8.693759	7.923906	-8.86%	478	2001
	10.000000	8.693759	-13.06%	155	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.578484	13.347102	15.28%	2,189	2005
	10.175962	11.578484	13.78%	1,591	2004
	8.036519	10.175962	26.62%	1,078	2003
	8.994259	8.036519	-10.65%	880	2002
	10.404221	8.994259	-13.55%	552	2001
	11.304975	10.404221	-7.97%	552	2000

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.207500	11.746479	15.08%	22,169	2005
	8.985088	10.207500	13.60%	20,330	2004
	7.104697	8.985088	26.47	13,907	2003
	7.967172	7.104697	-10.83%	7,322	2002
	9.227456	7.967172	-13.66%	5,144	2001
	10.000000	9.227456	-7.73%	1,679	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.900340	9.204085	3.41%	13,029	2005
	8.156327	8.900340	9.12%	13,317	2004
	6.438691	8.156327	26.68%	13,364	2003
	8.394605	6.438691	-23.30%	13,463	2002
	9.681826	8.394605	-13.30%	11,142	2001
	10.820327	9.681826	-10.52%	1,658	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.389914	13.499165	0.82%	5,971	2005
	12.994199	13.389914	3.05%	6,652	2004
	12.520432	12.994199	3.78%	7,928	2003
	11.502068	12.520432	8.85%	7,997	2002
	10.750405	11.502068	6.99%	5,056	2001
	9.797473	10.750405	9.73%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.309614	9.917082	6.53%	0	2005
	8.561402	9.309614	8.74%	0	2004
	6.651259	8.561402	28.72%	0	2003
	9.152878	6.651259	-27.33%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.181596	9.759165	6.29%	1,547	2005
	8.464083	9.181596	8.48%	1,443	2004
	6.585493	8.464083	28.53%	931	2003
	9.097328	6.585493	-27.61%	554	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.684330	10.089898	4.19%	0	2005
	9.311935	9.684330	4.00%	0	2004
	8.031583	9.311935	15.94%	0	2003
	8.922649	8.031583	-9.99%	0	2002
	9.204144	8.922649	-3.06%	0	2001
	9.757211	9.204144	-5.67%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.012756	10.423869	4.11%	9,286	2005
	9.652988	10.012756	3.73%	10,148	2004
	8.333960	9.652988	15.83%	10,504	2003
	9.276764	8.333960	-10.16%	12,357	2002
	9.583762	9.276764	-3.20%	7,675	2001
	10.000000	9.583762	-4.19%	28	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.935120	8.277215	19.35%	0	2005
	6.941526	6.935120	-0.09%	0	2004
	5.621167	6.941526	23.49%	0	2003
	6.141897	5.621167	-8.48%	0	2002
	8.721374	6.141897	-29.58%	0	2001
	10.000000	8.721374	-12.79%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.896354	8.210272	19.05%	261	2005
	6.902238	6.896354	-0.09%	697	2004
	5.601275	6.902238	23.23%	715	2003
	6.141898	5.601275	-8.80%	727	2002
	8.721370	6.141898	-29.58%	98	2001
	10.000000	8.721370	-12.79%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.970260	9.515670	6.08%	0	2005
	8.598302	8.970260	4.33%	0	2004
	7.051740	8.598302	21.93%	0	2003
	8.580686	7.051740	-17.82%	0	2002
	9.543409	8.580686	-10.09%	0	2001
	10.044245	9.543409	-4.99%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.148031	9.692728	5.95%	6,731	2005
	8.787827	9.148031	4.10%	6,602	2004
	7.216199	8.787827	21.78%	6,287	2003
	8.796886	7.216199	-17.97%	6,563	2002
	9.800774	8.796886	-10.24%	5,496	2001
	10.000000	9.800774	-1.99%	793	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.099552	7.624657	7.40%	0	2005
	6.722142	7.099552	5.61%	0	2004
	5.255255	6.722142	27.91%	0	2003
	6.822514	5.255255	-22.97%	0	2002
	8.083647	6.822514	-15.60%	0	2001
	9.893125	8.083647	-18.29%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.399470	7.933252	7.21%	3,084	2005
	7.017198	7.399470	5.45%	2,703	2004
	5.496828	7.017198	27.66%	2,240	2003
	7.144460	5.496828	-23.06%	1,820	2002
	8.485135	7.144460	-15.80%	1,232	2001
	10.000000	8.485135	-15.15%	344	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.310346	29.515247	16.61%	0	2005
	20.562700	25.310346	23.09%	0	2004
	15.046994	20.562700	36.66%	0	2003
	16.928228	15.046994	-11.11%	0	2002
	17.758535	16.928228	-4.68%	0	2001
	13.479627	17.758535	31.74%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.796161	18.391102	16.43%	17,439	2005
	12.845097	15.796161	22.97%	14,505	2004
	9.418141	12.845097	36.39%	9,321	2003
	10.610836	9.418141	-11.24%	6,971	2002
	11.148798	10.610836	-4.83%	5,228	2001
	10.000000	11.148798	11.49%	1,056	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.858401	14.021099	1.17%	0	2005
	12.324177	13.858401	12.45%	0	2004
	7.917213	12.324177	55.66%	0	2003
	10.000000	7.917213	-20.83%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.055515	13.192317	1.05%	2,116	2005
	11.625298	13.055515	12.30%	2,150	2004
	7.488515	11.625298	55.24%	416	2003
	10.000000	7.488515	-25.11%	2	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.056574	12.332282	2.29%	4,404	2005
	10.985656	12.056574	9.75%	2,883	2004
	8.917289	10.985656	23.20%	1,668	2003
	10.000000	8.917289	-10.83%	937	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.892201	12.961200	8.99%	497	2005
	10.140996	11.892201	17.27%	858	2004
	7.755176	10.140996	30.76%	862	2003
	10.000000	7.755176	-22.45%	242	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.446260	4.46%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.537481	20.284160	30.55%	15	2005
	13.077434	15.537481	18.81%	15	2004
	8.050390	13.077434	62.44%	0	2003
	10.000000	8.050390	-19.50%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.751298	15.359531	30.70%	105	2005
	10.000000	11.751298	17.51%	50	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.108046	11.316125	1.87%	7,399	2005
	10.904343	11.108046	1.87%	6,220	2004
	10.836803	10.904343	0.62%	5,858	2003
	10.000000	10.836803	8.37%	2,134	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.903500	11.112404	1.92%	35,665	2005
	10.561348	10.903500	3.24%	35,886	2004
	9.921424	10.561348	6.45%	35,387	2003
	10.000000	9.921424	-0.79%	1,361	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.309015	11.657253	3.08%	22,047	2005
	10.697917	11.309015	5.71%	27,765	2004
	9.537718	10.697917	12.16%	28,234	2003
	10.000000	9.537718	-4.62%	12,545	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.593435	12.048588	3.93%	36,087	2005
	10.728960	11.593435	8.06%	39,897	2004
	9.059205	10.728960	18.43%	48,382	2003
	10.000000	9.059205	-9.41%	14,068	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.920075	12.591264	5.63%	44,757	2005
	10.779607	11.920075	10.58%	41,846	2004
	8.628136	10.779607	24.94%	33,900	2003
	10.000000	8.628136	-13.72%	2,081	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.133326	12.919389	6.48%	6,505	2005
	10.786400	12.133326	12.49%	6,368	2004
	8.291554	10.786400	30.09%	3,304	2003
	10.000000	8.291554	-17.08%	369	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.857276	9.984020	1.29%	7,081	2005
	9.911746	9.857276	-0.55%	5,585	2004
	9.984915	9.911746	-0.73%	9,012	2003
	10.000000	9.984915	-0.15%	3,400	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.483870	12.666214	10.30%	1,322	2005
	10.000000	11.483870	14.84%	1,197	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.572519	13.903953	10.59%	1,158	2005
	11.012115	12.572519	14.17%	986	2004
	8.290043	11.012115	32.84%	448	2003
	10.000000	8.290043	-17.10%	343	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.913365	13.151356	10.39%	7,704	2005
	10.455326	11.913365	13.95%	7,672	2004
	7.891605	10.455326	32.49%	7,607	2003
	10.000000	7.891605	-21.08%	1,355	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.555783	11.219239	6.29%	3,541	2005
	9.455124	10.555783	11.64%	860	2004
	7.149258	9.455124	32.25%	503	2003
	10.000000	7.149258	-28.51%	436	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.721274	13.952539	1.69%	0	2005
	11.857775	13.721274	15.72%	0	2004
	7.663022	11.857775	54.74%	0	2003
	10.000000	7.663022	-23.37%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.672075	12.849195	1.40%	3,337	2005
	10.979354	12.672075	15.42%	2,075	2004
	7.113856	10.979354	54.34%	1,683	2003
	10.000000	7.113856	-28.86%	271	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.419272	14.869296	10.81%	506	2005
	11.428827	13.419272	17.42%	209	2004
	8.215557	11.428827	39.11%	163	2003
	10.000000	8.215557	-17.84%	82	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.687396	15.124372	10.50%	1,273	2005
	11.680579	13.687396	17.18%	1,349	2004
	8.420509	11.680579	38.72%	1,921	2003
	10.000000	8.420509	-15.79%	1	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.127044	15.457703	9.42%	23	2005
	12.191193	14.127044	15.88%	143	2004

	10.000000	12.191193	21.91%	143	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.731070	10.005833	2.82%	1,846	2005
	9.050991	9.731070	7.51%	1,772	2004
	7.483218	9.050991	20.95%	1,488	2003
	10.000000	7.483218	-25.17%	710	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.643989	9.786020	1.47%	4,039	2005
	8.546993	9.643989	12.83%	3,635	2004
	6.342111	8.546993	34.77%	3,064	2003
	10.000000	6.342111	-36.58%	1,486	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.947877	10.307721	3.62%	1,839	2005
	9.494463	9.947877	4.78%	2,513	2004
	7.212924	9.494463	31.63%	2,592	2003
	10.000000	7.212924	-27.87%	480	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.917674	12.517570	5.03%	2,397	2005
	10.520966	11.917674	13.28%	2,343	2004
	8.551956	10.520966	23.02%	2,037	2003
	10.000000	8.551956	-14.48%	478	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.948728	10.012659	0.64%	1,771	2005
	9.590578	9.948728	3.73%	1,672	2004
	8.284542	9.590578	15.76%	1,568	2003
	10.000000	8.284542	-17.15%	741	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.308456	12.304067	8.80%	1,943	2005
	10.461217	11.308456	8.10%	2,436	2004
	7.946434	10.461217	31.65%	2,197	2003
	10.000000	7.946434	-20.54%	1,546	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.182581	11.472890	2.60%	33,171	2005
	10.700202	11.182581	4.51%	32,444	2004
	9.247814	10.700202	15.71%	17,305	2003
	10.000000	9.247814	-7.52%	8,265	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.281422	11.892729	5.42%	46	2005
	10.000000	11.281422	12.81%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.455857	10.816656	3.45%	10,896	2005
	9.941238	10.455857	5.18%	9,543	2004
	7.710849	9.941238	28.93%	6,312	2003
	10.000000	7.710849	-22.89%	2,606	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.108510	14.782374	12.77%	109	2005
	11.150942	13.108510	17.56%	109	2004
	7.903306	11.150942	41.09%	0	2003
	10.000000	7.903306	-20.97%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.022346	14.653358	12.52%	1,650	2005
	11.104212	13.022346	17.27%	1,660	2004
	7.879014	11.104212	40.93%	2,055	2003
	10.000000	7.879014	-21.21%	1,041	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.555181	13.034094	12.80%	1,116	2005
	10.000000	11.555181	15.55%	642	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.538075	12.981744	12.51%	4,779	2005
	10.000000	11.538075	15.38%	2,762	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.638383	12.756686	0.94%	1,232	2005
	11.757098	12.638383	7.50%	1,232	2004
	9.614461	11.757098	22.29%	1,178	2003
	10.000000	9.614461	-3.86%	413	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.947268	11.419893	4.32%	8,615	2005
	10.167227	10.947268	7.67%	9,312	2004
	8.151281	10.167227	24.73%	7,000	2003
	10.000000	8.151281	-18.49%	535	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.999701	15.181456	8.44%	193	2005
	11.883439	13.999701	17.81%	193	2004
	8.344179	11.883439	42.42%	0	2003
	10.000000	8.344179	-16.56%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.965604	13.108144	1.10%	9,310	2005
	12.120763	12.965604	6.97%	9,572	2004
	10.487103	12.120763	15.58%	4,665	2003
	10.000000	10.487103	4.87%	1,956	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.496539	14.010980	3.81%	0	2005
	12.313029	13.496539	9.61%	0	2004
	10.000000	12.313029	23.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.792848	13.053190	10.69%	252	2005
	10.288016	11.792848	14.63%	252	2004
	8.113976	10.288016	26.79%	413	2003
	10.000000	8.113976	-18.86%	285	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.233948	15.029776	5.59%	1,074	2005
	11.431845	14.233948	24.51%	885	2004
	7.743645	11.431845	47.63%	781	2003
	10.000000	7.743645	-22.56%	414	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.474490	10.921763	4.27%	490	2005
	10.109062	10.474490	3.61%	546	2004
	8.203790	10.109062	23.22%	297	2003
	10.000000	8.203790	-17.96%	189	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.460104	12.181897	-2.23%	0	2005
	11.831619	12.460104	5.31%	0	2004
	10.125511	11.831619	16.85%	0	2003
	10.000000	10.125511	1.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.773238	18.691724	11.44%	0	2005
	14.246585	16.773238	17.74%	0	2004
	10.517049	14.246585	35.46%	0	2003
	10.000000	10.517049	5.17%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.757104	10.844470	0.81%	0	2005
	10.468736	10.757104	2.75%	0	2004
	10.251810	10.468736	2.12%	0	2003
	10.000000	10.251810	2.52%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.862048	15.985528	7.56%	0	2005
	13.180410	14.862048	12.76%	0	2004
	10.562653	13.180410	24.78%	0	2003
	10.000000	10.562653	5.63%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	15.004148	15.357036	2.35%	0	2005
	13.191849	15.004148	13.74%	0	2004
	10.861198	13.191849	21.46%	0	2003
	10.000000	10.861198	8.61%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.162464	17.100281	12.78%	0	2005
	13.157156	15.162464	15.24%	0	2004
	10.281027	13.157156	27.98%	0	2003
	10.000000	10.281027	2.81%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.055735	19.932578	10.39%	0	2005
	14.737851	18.055735	22.51%	0	2004
	10.791425	14.737851	36.57%	0	2003
	10.000000	10.791425	7.91%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.393726	10.657168	2.53%	0	2005
	10.123619	10.393726	2.67%	0	2004
	10.000000	10.123619	1.24%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.155060	19.759141	15.18%	985	2005
	12.779818	17.155060	34.24%	377	2004
	10.000000	12.779818	27.80%	117	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.013045	12.338387	2.71%	3,413	2005
	10.370139	12.013045	15.84%	2,606	2004
	8.038554	10.370139	29.01%	2,883	2003
	10.000000	8.038554	-19.61%	1,186	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.214461	9.784761	6.19%	3,995	2005
	8.747711	9.214461	5.34%	890	2004
	6.980196	8.747711	25.32%	411	2003
	10.000000	6.980196	-30.20%	327	2002*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.292701	11.739459	3.96%	214,886	2005
	10.333046	11.292701	9.29%	225,321	2004
	7.862159	10.333046	31.43%	230,784	2003
	10.000000	7.862159	-21.38%	158,659	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.205740	10.926532	7.06%	27,324	2005
	9.734207	10.205740	4.84%	26,427	2004
	7.642114	9.734207	27.38%	44,791	2003
	10.000000	7.642114	-23.58%	16,161	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.806543	12.759966	8.08%	0	2005
	10.367247	11.806543	13.88%	0	2004
	7.767805	10.367247	33.46%	0	2003
	10.000000	7.767805	-22.32%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.044227	11.899140	7.74%	0	2005
	10.000000	11.044227	10.44%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.149159	15.260876	16.06%	10,427	2005
	10.780375	13.149159	21.97%	11,057	2004
	8.501943	10.780375	26.80%	18,303	2003
	10.000000	8.501943	-14.98%	15,086	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.084078	12.822882	6.11%	0	2005
	10.767745	12.084078	12.22%	0	2004
	8.577612	10.767745	25.53%	0	2003
	10.000000	8.577612	-14.22%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.529912	10.970074	4.18%	0	2005
	10.096629	10.529912	4.29%	0	2004
	8.186653	10.096629	23.33%	0	2003
	10.000000	8.186653	-18.13%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.390958	9.756340	3.89%	45,743	2005
	9.028370	9.390958	4.02%	46,058	2004
	7.335142	9.028370	23.08%	45,928	2003
	10.000000	7.335142	-26.65%	33,664	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.479574	11.839548	3.14%	44,467	2005
	10.467853	11.479574	9.67%	45,867	2004
	8.031487	10.467853	30.34%	42,541	2003
	10.000000	8.031487	-19.69%	9,186	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.421483	18.867271	14.89%	41,172	2005
	13.335355	16.421483	23.14%	43,253	2004
	9.395309	13.335355	41.94%	55,104	2003
	10.000000	9.395309	-6.05%	20,507	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.631582	10.906800	13.24%	19,925	2005
	9.015945	9.631582	6.83%	19,982	2004
	7.411934	9.015945	21.64%	20,244	2003
	10.000000	7.411934	-25.88%	11,221	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.741121	15.499217	5.14%	100,085	2005
	12.555503	14.741121	17.41%	112,118	2004
	9.037846	12.555503	38.92%	111,887	2003
	10.000000	9.037846	-9.62%	62,093	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.370529	14.137515	5.74%	0	2005
	11.125505	13.370529	20.18%	0	2004
	8.189355	11.125505	35.85%	0	2003
	10.000000	8.189355	-18.11%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.335642	10.559828	2.17%	0	2005
	9.869440	10.335642	4.72%	0	2004
	7.943798	9.869440	24.24%	0	2003
	10.000000	7.943798	-20.56%	0	2002

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.676970	12.054146	3.23%	101	2005
	10.703790	11.676970	9.09%	101	2004
	8.456927	10.703790	26.57%	0	2003
	10.000000	8.456927	-15.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.191304	13.583838	2.98%	8,268	2005
	12.123517	13.191304	8.81%	3,780	2004
	10.000000	12.123517	21.24%	1,404	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.932561	11.294795	3.31%	5,806	2005
	10.125718	10.932561	7.97%	4,656	2004
	8.065883	10.125718	25.54%	4,697	2003
	10.000000	8.065883	-19.34%	1,400	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.502525	10.531468	0.28%	5,559	2005
	9.944592	10.502525	5.61%	10,595	2004
	8.141683	9.944592	22.14%	10,274	2003
	10.000000	8.141683	-18.58%	1,832	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.941802	13.050969	0.84%	88,822	2005
	11.914948	12.941802	8.62%	168,410	2004
	9.921791	11.914948	20.09%	156,880	2003
	10.000000	9.921791	-0.78%	37,992	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.311600	12.166147	7.55%	0	2005
	10.057623	11.311600	12.47%	0	2004
	7.735988	10.057623	30.01%	0	2003
	10.000000	7.735988	-22.64%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.764448	14.185097	11.13%	0	2005
	11.215024	12.764448	13.82%	0	2004
	8.119806	11.215024	38.12%	0	2003
	10.000000	8.119806	-18.80%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.151529	11.138494	-0.12%	2,842	2005
	10.914759	11.151529	2.17%	2,842	2004
	10.578305	10.914759	3.18%	2,643	2003
	10.000000	10.578305	5.78%	1,208	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.205669	11.158273	-0.42%	109,568	2005
	10.999606	11.205669	1.87%	131,081	2004
	10.681568	10.999606	2.98%	97,522	2003
	10.000000	10.681568	6.82%	31,284	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.758699	11.219317	4.28%	6,661	2005
	9.796359	10.758699	9.82%	6,661	2004
	7.629651	9.796359	28.40%	5,439	2003
	9.322767	7.629651	-18.16%	5,813	2002
	9.962936	9.322767	-6.43%	5,813	2001
	9.328815	9.962936	6.80%	5,439	2000
	10.000000	9.328815	-6.71%	887	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.636390	12.113096	4.10%	164,306	2005
	10.609740	11.636390	9.68%	159,750	2004
	8.275306	10.609740	28.21%	136,535	2003
	10.130513	8.275306	-18.31%	54,421	2002
	10.841799	10.130513	-6.56%	33,937	2001
	10.000000	10.841799	8.42%	290	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.057605	8.395860	4.20%	10,324	2005
	7.913744	8.057605	1.82%	12,255	2004
	6.044501	7.913744	30.92%	12,425	2003
	8.782784	6.044501	-31.18%	12,624	2002
	10.827750	8.782784	-18.89%	12,624	2001
	12.347190	10.827725	-12.31%	15,177	2000
	10.000000	12.347169	23.47%	5,165	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.251228	6.503135	4.03%	148,903	2005
	6.148010	6.251228	1.68%	135,927	2004
	4.704372	6.148010	30.69%	139,665	2003
	6.845050	4.704372	-31.27%	82,388	2002
	8.453200	6.845050	-19.02%	48,765	2001
	10.000000	8.453200	-15.47%	6,156	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.869387	8.966211	1.09%	1,907	2005
	8.217303	8.869387	7.94%	1,907	2004
	6.563665	8.217303	25.19%	1,907	2003
	6.424407	6.563665	2.17%	1,144	2002
	7.396001	6.424407	-13.14%	1,144	2001
	9.692137	7.396001	-23.69%	912	2000
	10.000000	9.692137	-3.08%	107	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.563436	9.647954	0.88%	155,385	2005
	8.867151	9.563436	7.85%	207,281	2004
	7.094811	8.867151	24.98%	182,248	2003
	6.965740	7.094811	1.85%	35,275	2002
	8.022393	6.965740	-13.17%	5,315	2001
	10.000000	8.022393	-19.78%	1,161	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	12.107279	12.301572	1.60%	458	2005
	12.132788	12.107279	-0.21%	458	2004
	12.183380	12.132788	-0.42%	1,317	2003
	12.150588	12.183380	0.27%	458	2002
	11.833100	12.150588	2.68%	445	2001
	11.285433	11.833100	4.85%	425	2000
	10.883253	11.285433	3.70%	0	1999
	10.465899	10.883253	3.99%	0	1998
	10.000000	10.465899	4.66%	0	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.048165	11.787613	17.31%	3,077	2005
	8.979640	10.048165	11.90%	3,077	2004
	6.359429	8.979640	41.20%	3,248	2003
	8.097034	6.359429	-21.46%	3,319	2002
	10.431930	8.097034	-22.38%	3,319	2001
	13.085240	10.431903	-20.28%	4,184	2000
	10.000000	13.085254	30.85%	2,248	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.045150	9.422858	17.12%	32,742	2005
	7.200679	8.045150	11.73%	43,108	2004
	5.105546	7.200679	41.04%	40,756	2003
	6.509775	5.105546	-21.57%	32,984	2002
	8.375228	6.509775	-22.27%	11,309	2001
	10.000000	8.375228	-16.25%	1,703	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.048142	12.955575	17.26%	0	2005
	10.000000	11.048142	10.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.029257	12.913528	17.08%	6,188	2005
	10.000000	11.029257	10.29%	4,075	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.271454	11.790145	4.60%	0	2005
	10.291932	11.271454	9.52%	0	2004
	7.785111	10.291932	32.20%	0	2003
	9.373829	7.785111	-16.95%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.215459	11.704383	4.36%	9,465	2005
	10.254116	11.215459	9.38%	9,436	2004
	7.775549	10.254116	31.88%	10,207	2003
	9.373834	7.775549	-17.05%	9,938	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.254647	10.508655	2.48%	0	2005
	9.871250	10.254647	3.88%	0	2004
	8.490924	9.871250	16.26%	0	2003
	9.447928	8.490924	-10.13%	0	2002
	10.007639	9.447928	-5.59%	0	2001
	10.578425	10.007639	-5.40%	0	2000
	10.000000	10.578425	5.78%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.619127	9.843431	2.33%	6,241	2005
	9.275444	9.619127	3.71%	6,241	2004
	7.994917	9.275444	16.02%	6,241	2003
	8.913246	7.994917	-10.30%	6,256	2002
	9.455005	8.913246	-5.73%	6,309	2001
	10.000000	9.455005	-5.45%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.978318	9.188608	2.34%	2,006	2005
	8.602284	8.978318	4.37%	2,006	2004
	7.084437	8.602284	21.43%	2,006	2003
	8.507129	7.084437	-16.72%	2,156	2002
	9.329098	8.507129	-8.81%	2,156	2001
	10.824826	9.329098	-13.82%	2,416	2000
	10.000000	10.824826	8.25%	219	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.301731	8.477668	2.12%	2,881	2005
	7.970806	8.301731	4.15%	2,881	2004
	6.570858	7.970806	21.31%	2,881	2003
	7.917224	6.570858	-17.01%	1,887	2002
	8.690850	7.917224	-8.90%	1,946	2001
	10.000000	8.690850	-13.09%	744	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.545292	13.302110	15.22%	6,824	2005
	10.151933	11.545292	13.73%	6,567	2004
	8.021598	10.151933	26.56%	6,971	2003
	8.982108	8.021598	-10.69%	7,189	2002
	10.395475	8.982108	-13.60%	7,279	2001
	11.301172	10.395475	-8.01%	7,042	2000
	10.000000	11.301172	13.01%	311	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.183387	11.712822	15.02%	261,340	2005
	8.968416	10.183387	13.55%	236,945	2004
	7.095110	8.968416	26.40%	242,252	2003
	7.960462	7.095110	-10.87%	108,373	2002
	9.224369	7.960462	-13.70%	27,316	2001
	10.000000	9.224369	-7.76%	1,556	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	15.412633	15.930573	3.36%	29,756	2005
	14.131388	15.412633	9.07%	32,556	2004
	11.161105	14.131388	26.61%	36,714	2003
	14.558975	11.161105	-23.34%	31,573	2002
	16.800024	14.558975	-13.34%	25,758	2001
	18.785022	16.800024	-10.57%	13,185	2000
	15.809112	18.785022	18.82%	2,681	1999
	12.494291	15.809112	26.53%	0	1998
	10.000000	12.494291	24.94%	0	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	15.440288	15.558397	0.76%	10,392	2005
	14.991569	15.440288	2.99%	10,346	2004
	14.452314	14.991569	3.73%	9,079	2003
	13.283557	14.452314	8.80%	14,256	2002
	12.421795	13.283557	6.94%	8,609	2001
	11.326409	12.421795	9.67%	1,129	2000
	11.609070	11.326409	-2.43%	481	1999
	10.817010	11.609070	7.32%	0	1998
	10.000000	10.817010	8.17%	0	1997*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.290732	9.891973	6.47%	0	2005
	8.548381	9.290732	8.68%	0	2004
	6.644515	8.548381	28.65%	0	2003
	9.148248	6.644515	-27.37%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.163027	9.734506	6.24%	11,104	2005
	8.451242	9.163027	8.42%	11,121	2004
	6.578835	8.451242	28.46%	11,404	2003
	9.092738	6.578835	-27.65%	6,547	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.656567	10.055882	4.14%	7,737	2005
	9.289956	9.656567	3.95%	6,969	2004
	8.016683	9.289956	15.88%	6,969	2003
	8.910614	8.016683	-10.03%	6,969	2002
	9.196411	8.910614	-3.11%	6,969	2001
	9.753925	9.196411	-5.72%	6,969	2000
	10.000000	9.753925	-2.46%	3,154	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.989098	10.393983	4.05%	15,390	2005
	9.635050	9.989098	3.67%	17,046	2004
	8.322694	9.635050	15.77%	17,046	2003
	9.268926	8.322694	-10.21%	17,353	2002
	9.580552	9.268926	-3.25%	15,251	2001
	10.000000	9.580552	-4.19%	324	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.920169	8.255196	19.29%	0	2005
	6.930079	6.920169	-0.14%	0	2004
	5.614757	6.930079	23.43%	0	2003
	6.138007	5.614757	-8.52%	554	2002
	8.720312	6.138007	-29.61%	554	2001
	10.000000	8.720312	-12.80%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.881506	8.188459	18.99%	24,498	2005
	6.890862	6.881506	-0.14%	18,791	2004
	5.594874	6.890862	23.16%	22,675	2003
	6.138005	5.594874	-8.85%	16,890	2002
	8.720311	6.138005	-29.61%	10,748	2001
	10.000000	8.720311	-12.80%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.944540	9.483594	6.03%	6,736	2005
	8.578000	8.944540	4.27%	9,946	2004
	7.038647	8.578000	21.87%	9,946	2003
	8.569097	7.038647	-17.86%	11,190	2002
	9.535389	8.569097	-10.13%	11,190	2001
	10.040866	9.535389	-5.03%	12,851	2000
	10.000000	10.040866	0.41%	6,204	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.126404	9.664936	5.90%	43,154	2005
	8.771493	9.126404	4.05%	49,639	2004
	7.206437	8.771493	21.72%	51,774	2003
	8.789444	7.206437	-18.01%	21,477	2002
	9.797476	8.789444	-10.29%	10,388	2001
	10.000000	9.797476	-2.03%	2,589	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.079167	7.598920	7.34%	37,151	2005
	6.706238	7.079167	5.56%	39,313	2004
	5.245486	6.706238	27.85%	39,538	2003
	6.813290	5.245486	-23.01%	41,198	2002
	8.076838	6.813290	-15.64%	41,198	2001
	9.889792	8.076838	-18.33%	40,600	2000
	10.000000	9.889792	-1.10%	19,140	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.381990	7.910523	7.16%	2,003	2005
	7.004168	7.381990	5.39%	2,018	2004
	5.489392	7.004168	27.59%	2,738	2003
	7.138417	5.489392	-23.10%	2,754	2002
	8.482290	7.138417	-15.84%	3,026	2001
	10.000000	8.482290	-15.18%	872	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.237801	29.415781	16.55%	595	2005
	20.514149	25.237801	23.03%	595	2004
	15.019072	20.514149	36.59%	740	2003
	16.905393	15.019072	-11.16%	740	2002
	17.743624	16.905393	-4.72%	705	2001
	13.475098	17.743624	31.68%	885	2000
	10.000000	13.475098	34.75%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.758830	18.338368	16.37%	147,737	2005
	12.821233	15.758830	22.91%	136,552	2004
	9.405412	12.821233	36.32%	136,789	2003
	10.601873	9.405412	-11.29%	82,405	2002
	11.145061	10.601873	-4.87%	33,025	2001
	10.000000	11.145061	11.45%	2,241	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.840314	13.995717	1.12%	0	2005
	12.314335	13.840314	12.39%	0	2004
	7.914896	12.314335	55.58%	0	2003
	10.000000	7.914896	-20.85%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.037896	13.167847	1.00%	28,187	2005
	11.615493	13.037896	12.25%	45,074	2004
	7.485974	11.615493	55.16%	33,668	2003
	10.000000	7.485974	-25.14	14,282	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.040828	12.309947	2.24%	29	2005
	10.976872	12.040828	9.69%	29	2004
	8.914666	10.976872	23.13%	0	2003
	10.000000	8.914666	-10.85%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.876679	12.937733	8.93%	0	2005
	10.132887	11.876679	17.21%	0	2004
	7.752900	10.132887	30.70%	0	2003
	10.000000	7.752900	-22.47%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.442736	4.43%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.514851	20.244391	30.48%	6,348	2005
	13.065012	15.514851	18.75%	10,969	2004
	8.046807	13.065012	62.36%	8,366	2003
	10.000000	8.046807	-19.53%	4,148	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.747354	15.346624	30.64%	9,304	2005
	10.000000	11.747354	17.47%	3,166	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.091867	11.293940	1.82%	152,834	2005
	10.893975	11.091867	1.82%	178,073	2004
	10.831992	10.893975	0.57%	222,237	2003
	10.000000	10.831992	8.32%	72,068	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.887617	11.090614	1.86%	155,826	2005
	10.551313	10.887617	3.19%	157,674	2004
	9.917021	10.551313	6.40%	133,513	2003
	10.000000	9.917021	-0.83%	29,206	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.292553	11.634398	3.03%	389,088	2005
	10.687744	11.292553	5.66%	405,517	2004
	9.533471	10.687744	12.11%	430,226	2003
	10.000000	9.533471	-4.67%	103,769	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.576537	12.024952	3.87%	1,463,539	2005
	10.181754	11.576537	8.00%	1,480,103	2004
	9.055169	10.718754	18.37%	1,544,879	2003
	10.000000	9.055169	-9.45%	324,558	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.902703	12.566558	5.58%	725,881	2005
	10.769343	11.902703	10.52%	783,989	2004
	8.624287	10.769343	24.87%	748,620	2003
	10.000000	8.624287	-13.76%	107,155	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.115638	12.894045	6.42%	174,041	2005
	10.776139	12.115638	12.43%	184,671	2004
	8.287858	10.776139	30.02%	209,920	2003
	10.000000	8.287858	-17.12%	70,660	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.842716	9.964235	1.23%	274,362	2005
	9.902126	9.842716	-0.60%	182,610	2004
	9.980284	9.902126	-0.78%	144,098	2003
	10.000000	9.980284	-0.20%	45,294	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.480025	12.655579	10.24%	22,082	2005
	10.000000	11.480025	14.80%	3,750	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.556101	13.878779	10.53%	0	2005
	11.003309	12.556101	14.11%	0	2004
	8.287603	11.003309	32.77%	0	2003
	10.000000	8.287603	-17.12%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.897253	13.126944	10.34%	90,462	2005
	10.446481	11.897253	13.89%	79,856	2004
	7.888920	10.446481	32.42%	84,829	2003
	10.000000	7.888920	-21.11%	44,381	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.540384	11.197216	6.23%	31,305	2005
	9.446127	10.540384	11.58%	31,837	2004
	7.146069	9.446127	32.19%	29,901	2003
	10.000000	7.146069	-28.54%	17,220	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.703334	13.927255	1.63%	0	2005
	11.848281	13.703334	15.66%	0	2004
	7.660769	11.848281	54.66%	0	2003
	10.000000	7.660769	-23.39%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.654931	12.825330	1.35%	23,863	2005
	10.970067	12.654931	15.36%	23,555	2004
	7.111435	10.970067	54.26%	18,694	2003
	10.000000	7.111435	-28.89%	9,654	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.401732	14.842345	10.75%	0	2005
	11.419672	13.401732	17.36%	0	2004
	8.213145	11.419672	39.04%	0	2003
	10.000000	8.213145	-17.87%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.667465	15.094730	10.44%	42,905	2005
	11.669474	13.667465	17.12%	27,905	2004
	8.416755	11.669474	38.65%	31,316	2003
	10.000000	8.416755	-15.83%	13,549	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.115127	15.436859	9.36%	0	2005
	12.187076	14.115127	15.82%	0	2004
	10.000000	12.187076	21.87%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.716891	9.986211	2.77%	28,029	2005
	9.042390	9.716891	7.46%	34,189	2004
	7.479894	9.042390	20.89%	29,827	2003
	10.000000	7.479894	-25.20%	7,287	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.629928	9.766814	1.42%	85,601	2005
	8.538851	9.629928	12.78%	108,022	2004
	6.339279	8.538851	34.70%	118,592	2003
	10.000000	6.339279	-36.61%	41,600	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.933363	10.287484	3.56%	80,618	2005
	9.485430	9.933363	4.72%	93,779	2004
	7.209713	9.485430	31.56%	101,255	2003
	10.000000	7.209713	-27.90%	54,239	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.900290	12.492998	4.98%	40,966	2005
	10.510947	11.900290	13.22%	37,782	2004
	8.548149	10.510947	22.96%	37,877	2003
	10.000000	8.548149	-14.52%	17,605	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.935744	9.994541	0.59%	114	2005
	9.582910	9.935744	3.68%	114	2004
	8.282115	9.582910	15.71%	0	2003
	10.000000	8.282115	-17.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.293710	12.281811	8.75%	0	2005
	10.452858	11.293710	8.04%	0	2004
	7.944101	10.452858	31.58%	0	2003
	10.000000	7.944101	-20.56%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.167966	11.452104	2.54%	8,935	2005
	10.691646	11.167966	4.46%	9,547	2004
	9.245099	10.691646	15.65%	6,482	2003
	10.000000	9.245099	-7.55%	999	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.277640	11.882732	5.37%	5,489	2005
	10.000000	11.277640	12.78%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.440618	10.795433	3.40%	132,593	2005
	9.931784	10.440618	5.12%	155,922	2004
	7.707421	9.931784	28.86%	155,617	2003
	10.000000	7.707421	-22.93%	52,152	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.091405	14.755623	12.71%	0	2005
	11.142036	13.091405	17.50%	0	2004
	7.900988	11.142036	41.02%	0	2003
	10.000000	7.900988	-20.99%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.003393	14.624644	12.47%	54,350	2005
	11.093665	13.003393	17.21%	69,119	2004
	7.875514	11.093665	40.86%	100,610	2003
	10.000000	7.875514	-21.24%	44,951	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.551312	13.023144	12.74%	0	2005
	10.000000	11.551312	15.51%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.534215	12.970830	12.46%	43,182	2005
	10.000000	11.534215	15.34%	38,152	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.621872	12.733593	0.89%	1,063	2005
	11.747698	12.621872	7.44%	1,063	2004
	9.611648	11.747698	22.22%	0	2003
	10.000000	9.611648	-3.88%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.931316	11.397500	4.26%	114,854	2005
	10.157570	10.931316	7.62%	121,890	2004
	8.147660	10.157570	24.67%	127,589	2003
	10.000000	8.147660	-18.52%	48,096	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.981420	15.153982	8.39%	36	2005
	11.873931	13.981420	17.75%	36	2004
	8.341730	11.873931	42.34%	0	2003
	10.000000	8.341730	-16.58%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.946704	13.082421	1.05%	84,595	2005
	12.109229	12.946704	6.92%	81,449	2004
	10.482440	12.109229	15.52%	91,974	2003
	10.000000	10.482440	4.82%	38,330	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.485135	13.992066	3.76%	2,513	2005
	12.308863	13.485135	9.56%	2,513	2004
	10.000000	12.308863	23.09%	2,571	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.777432	13.029538	10.63%	3,427	2005
	10.279789	11.777432	14.57%	3,427	2004
	8.111590	10.279789	26.73%	0	2003
	10.000000	8.111590	-18.88%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.215353	15.002556	5.54%	0	2005
	11.422704	14.215353	24.45%	0	2004
	7.741366	11.422704	47.55%	0	2003
	10.000000	7.741366	-22.59%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.460783	10.901950	4.22%	4,303	2005
	10.100960	10.460783	3.56%	4,303	2004
	8.201371	10.100960	23.16%	0	2003
	10.000000	8.201371	-17.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.446092	12.162045	-2.28%	0	2005
	11.824311	12.446092	5.26%	0	2004
	10.124377	11.824311	16.79%	0	2003
	10.000000	10.124377	1.24%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.754375	18.661282	11.38%	0	2005
	14.237764	16.754375	17.68%	0	2004
	10.515869	14.237764	35.39%	0	2003
	10.000000	10.515869	5.16%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.744992	10.826787	0.76%	0	2005
	10.462251	10.744992	2.70%	0	2004
	10.250656	10.462251	2.06%	0	2003
	10.000000	10.250656	2.51%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.845339	15.959491	7.51%	0	2005
	13.172265	14.845339	12.70%	0	2004
	10.561463	13.172265	24.72	0	2003
	10.000000	10.561463	5.61%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.987264	15.332001	2.30%	0	2005
	13.183677	14.987264	13.68%	0	2004
	10.859977	13.183677	21.40%	0	2003
	10.000000	10.859977	8.60%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.145393	17.072408	12.72%	0	2005
	13.149000	15.145393	15.18%	0	2004
	10.279873	13.149000	27.91%	0	2003
	10.000000	10.279873	2.80%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.035428	19.900097	10.34%	0	2005
	14.728731	18.035428	22.45%	0	2004
	10.790211	14.728731	36.50%	0	2003
	10.000000	10.790211	7.90%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.384934	10.642778	2.48%	2,025	2005
	10.120184	10.384934	2.62%	660	2004

	10.000000	10.120184	1.20%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.140579	19.732489	15.12%	7,105	2005
	12.775503	17.140579	34.17%	8,976	2004
	10.000000	12.775503	27.76%	9	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.995538	12.314188	2.66%	207,702	2005
	10.360275	11.995538	15.78%	231,270	2004
	8.034972	10.360275	28.94%	237,801	2003
	10.000000	8.034972	-19.65%	121,172	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.201018	9.765545	6.14%	114,156	2005
	8.739376	9.201018	5.28%	136,337	2004
	6.977083	8.739376	25.26%	166,040	2003
	10.000000	6.977083	-30.23%	80,665	2002*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.276257	11.716442	3.90%	12,366	2005
	10.323232	11.276257	9.23%	14,265	2004
	7.858660	10.323232	31.36%	11,804	2003
	10.000000	7.858660	-21.41%	2,203	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.190860	10.905079	7.01%	5,567	2005
	9.724939	10.190860	4.79%	6,530	2004
	7.638715	9.724939	27.31%	3,720	2003
	10.000000	7.638715	-23.61%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.791135	12.736873	8.02%	0	2005
	10.358974	11.791135	13.83%	0	2004
	7.765532	10.358974	33.40%	0	2003
	10.000000	7.765532	-22.34%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.040512	11.889126	7.69%	0	2005
	10.000000	11.040512	10.41%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.129999	15.230929	16.00%	1,344	2005
	10.770118	13.129999	21.91%	1,344	2004
	8.498151	10.770118	26.73%	1,344	2003
	10.000000	8.498151	-15.02%	1,061	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.068288	12.799651	6.06%	0	2005
	10.759131	12.068288	12.17%	0	2004
	8.575093	10.759131	25.47%	0	2003
	10.000000	8.575093	-14.25%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.516135	10.950176	4.13%	0	2005
	10.088542	10.516135	4.24%	0	2004
	8.184246	10.088542	23.27%	0	2003
	10.000000	8.184246	-18.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.377256	9.737186	3.84%	2,418	2005
	9.019770	9.377256	3.96%	2,418	2004
	7.331880	9.019770	23.02%	2,243	2003
	10.000000	7.331880	-26.68%	1,749	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.462822	11.816300	3.08%	11,233	2005
	10.457883	11.462822	9.61%	12,932	2004
	8.027909	10.457883	30.27%	12,008	2003
	10.000000	8.027909	-19.72%	497	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.397554	18.830266	14.84%	1,720	2005
	13.322675	16.397554	23.08%	1,720	2004
	9.391130	13.322675	41.86%	2,224	2003
	10.000000	9.391130	-6.09%	1,773	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.617549	10.885413	13.18%	2,778	2005
	9.007378	9.617549	6.77%	4,945	2004
	7.408641	9.007378	21.58%	4,945	2003
	10.000000	7.408641	-25.91%	3,794	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.719656	15.468830	5.09%	1,320	2005
	12.543577	14.719656	17.35%	2,173	2004
	9.033823	12.543577	38.85%	2,490	2003
	10.000000	9.033823	-9.66%	1,034	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.353067	14.111912	5.68%	0	2005
	11.116610	13.353067	20.12%	0	2004
	8.186953	11.116610	35.78%	0	2003
	10.000000	8.186953	-18.13%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.322149	10.540712	2.12%	0	2005
	9.861539	10.322149	4.67%	0	2004
	7.941454	9.861539	24.18%	0	2003
	10.000000	7.941454	-20.59%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.661722	12.032323	3.18%	0	2005
	10.695244	11.661722	9.04%	0	2004
	8.454451	10.695244	26.50%	0	2003
	10.000000	8.454451	-15.46%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.180175	13.565518	2.92%	14,645	2005
	12.119424	13.180175	8.75%	14,695	2004
	10.000000	12.119424	21.19%	6,447	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.917782	11.273822	3.26%	8,481	2005
	10.117165	10.917782	7.91%	8,481	2004
	8.063141	10.117165	25.47%	6,052	2003
	10.000000	8.063141	-19.37%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.488318	10.511900	0.22%	9,083	2005
	9.936180	10.488318	5.56%	9,083	2004
	8.138918	9.936180	22.08%	6,300	2003
	10.000000	8.138918	-18.61%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.922959	13.025381	0.79%	5,301	2005
	11.903626	12.922959	8.56%	5,672	2004
	9.917396	11.903626	20.03%	5,487	2003
	10.000000	9.917396	-0.83%	1,216	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.296820	12.144100	7.50%	0	2005
	10.049574	11.296820	12.41%	0	2004
	7.733713	10.049574	29.95%	0	2003
	10.000000	7.733713	-22.66%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.747769	14.159398	11.07%	0	2005
	11.206049	12.747769	13.76%	0	2004
	8.117427	11.206049	38.05%	0	2003
	10.000000	8.177427	-18.83%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.136964	11.118322	-0.17%	0	2005
	10.906032	11.136964	2.12%	0	2004
	10.575206	10.906032	3.13%	0	2003
	10.000000	10.575206	5.75%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.190525	11.137559	-0.47%	19,563	2005
	10.990311	11.190525	1.82%	19,678	2004
	10.677956	10.990311	2.93%	11,390	2003
	10.000000	10.677956	6.78%	878	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.727863	11.181512	4.23%	8,721	2005
	9.773226	10.727863	9.77%	9,059	2004
	7.615491	9.773226	28.33%	27,346	2003
	9.310188	7.615491	-18.20%	33,257	2002
	9.954571	9.310188	-6.47%	33,970	2001
	9.325673	9.954571	6.74%	34,242	2000
	10.000000	9.325673	-6.74%	3,470	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.608850	12.078310	4.04%	40,587	2005
	10.590004	11.608850	9.62%	47,513	2004
	8.264101	10.590004	28.14%	24,508	2003
	10.212941	8.264101	-18.35%	4,487	2002
	10.838163	10.121941	-6.61%	2,294	2001
	10.000000	10.838163	8.38%	1,293	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.034459	8.367510	4.15%	135	2005
	7.895012	8.034459	1.77%	135	2004
	6.033255	7.895012	30.86%	7,912	2003
	8.770906	6.033255	-31.21%	7,912	2002
	10.818621	8.770906	-18.93%	10,188	2001
	12.343020	10.818621	-12.35%	11,079	2000
	10.000000	12.343020	23.43%	2,607	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.236424	6.484457	3.98%	29,513	2005
	6.136573	6.236424	1.63%	31,185	2004
	4.697996	6.136573	30.62%	30,317	2003
	6.839254	4.697996	-31.31%	23,206	2002
	8.450368	6.839254	-19.07%	27,699	2001
	10.000000	8.450368	-15.50%	17,263	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.843931	8.935962	1.04%	5,955	2005
	8.197878	8.843931	7.88%	5,955	2004
	6.551463	8.197878	25.13%	17,638	2003
	6.415725	6.551463	2.12%	23,215	2002
	7.389789	6.415725	-13.18%	23,904	2001
	9.688885	7.389789	-23.73%	24,195	2000
	10.000000	9.688885	-3.11%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.540782	9.620235	0.83%	5,804	2005
	8.850632	9.540782	7.80%	6,320	2004
	7.085183	8.850632	24.92%	6,654	2003
	6.959828	7.085183	1.80%	1,315	2002
	8.019694	6.959828	-13.22%	1,315	2001
	10.000000	8.019694	-19.80%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.604286	11.784544	1.55%	619	2005
	11.634636	11.604286	-0.26%	619	2004
	11.689079	11.634636	-0.47%	619	2003
	11.663532	11.689079	0.22%	619	2002
	11.364567	11.663532	2.63%	7,693	2001
	10.844055	11.364567	4.80%	0	2000
	10.462911	10.844055	3.64%	0	1999
	10.066783	10.462911	3.94%	0	1998
	10.000000	10.066783	0.67%	0	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.019330	11.747842	17.25%	3,589	2005
	8.958413	10.019330	11.84%	3,589	2004
	6.347608	8.958413	41.13%	3,589	2003
	8.086093	6.347608	-21.50%	3,589	2002
	10.423141	8.086093	-22.42%	5,950	2001
	13.080864	10.423141	-20.32%	6,910	2000
	10.000000	13.080864	30.81%	1,262	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.026125	9.395816	17.07%	0	2005
	7.187283	8.026125	11.67%	592	2004
	5.098626	7.187283	40.97%	592	2003
	6.504258	5.098626	-21.61%	976	2002
	8.372418	6.504258	-22.31%	976	2001
	10.000000	8.372418	-16.28%	172	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.044441	12.944699	17.21%	5,542	2005
	10.000000	11.044441	10.44%	5,542	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.025556	12.902681	17.03%	0	2005
	10.000000	11.025556	10.26%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.250986	11.762792	4.55%	0	2005
	10.278446	11.250986	9.46%	0	2004
	7.778851	10.278446	32.13%	0	2003
	9.371044	7.778851	-16.99%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.195070	11.677200	4.31%	739	2005
	10.240656	11.195070	9.32%	727	2004
	7.769277	10.240656	31.81%	729	2003
	9.371056	7.769277	-17.09%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.225256	10.473238	2.43%	0	2005
	9.847933	10.225256	3.83%	0	2004
	8.475164	9.847933	16.20%	0	2003
	9.435174	8.475164	-10.17%	0	2002
	9.999235	9.435174	-5.64%	0	2001
	10.574877	9.999235	-5.44%	0	2000
	10.000000	10.574877	5.75%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.596395	9.815206	2.28%	6,368	2005
	9.258218	9.596395	3.65%	6,368	2004
	7.984117	9.258218	15.96%	6,368	2003
	8.905724	7.984117	-10.35%	6,368	2002
	9.451842	8.905724	-5.78%	6,368	2001
	10.000000	9.451842	-5.48%	6,101	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.952583	9.157644	2.29%	0	2005
	8.581974	8.952583	4.32%	0	2004
	7.071289	8.581974	21.36%	0	2003
	8.495649	7.071289	-16.77%	0	2002
	9.321262	8.495649	-8.86%	0	2001
	10.821191	9.321262	-13.86%	0	2000
	10.000000	10.821191	8.21%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.282073	8.453308	2.07%	1,008	2005
	7.955959	8.282073	4.10%	1,008	2004
	6.561950	7.955959	21.24%	1,008	2003
	7.910526	6.561950	-17.05%	1,008	2002
	8.687931	7.910526	-8.95%	4,458	2001
	10.000000	8.687931	-13.12%	499	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.512155	13.257241	15.16%	6,974	2005
	10.127924	11.512155	13.67%	6,974	2004
	8.006687	10.127924	26.49%	6,974	2003
	8.969970	8.006687	-10.74%	6,974	2002
	10.386727	8.969970	-13.64%	6,974	2001
	11.297372	10.386727	-8.06%	6,974	2000
	10.000000	11.297372	12.97%	2,852	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.159303	11.679205	14.96%	36,713	2005
	8.951729	10.159303	13.49%	32,467	2004
	7.085491	8.951729	26.34%	20,422	2003
	7.953714	7.085491	-10.92%	8,820	2002
	9.221273	7.953714	-13.75%	9,320	2001
	10.000000	9.221273	-7.79%	8,468	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.698760	13.118871	3.31%	8,031	2005
	11.649028	12.698760	9.01%	9,301	2004
	9.205181	11.649028	26.55%	12,620	2003
	12.013694	9.205181	-23.38%	11,379	2002
	13.870024	12.013694	-13.38%	12,251	2001
	15.516650	13.870024	-10.61%	10,311	2000
	13.065126	15.516650	18.76%	190	1999
	10.330898	13.065126	26.47%	0	1998
	10.000000	10.330898	3.31%	0	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.431813	14.534850	0.71%	0	2005
	14.019511	14.431813	2.94%	474	2004
	13.522075	14.019511	3.68%	507	2003
	12.434847	13.522075	8.74%	724	2002
	11.634088	12.434847	6.88%	820	2001
	10.613518	11.634088	9.62%	826	2000
	10.883913	10.613518	-2.48%	257	1999
	10.146469	10.883913	7.27%	0	1998
	10.000000	10.146469	1.46%	0	1997*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.271926	9.866960	6.42%	0	2005
	8.535401	9.271926	8.63%	0	2004
	6.637781	8.535401	28.59%	0	2003
	9.143625	6.637781	-27.41%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.144489	9.709890	6.18%	8,828	2005
	8.438417	9.144489	8.37%	9,108	2004
	6.572174	8.438417	28.40%	5,248	2003
	9.088147	6.572174	-27.68%	94	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.628846	10.021945	4.08%	0	2005
	9.267990	9.628846	3.89%	213	2004
	8.001794	9.267990	15.82%	228	2003
	8.898573	8.001794	-10.08%	326	2002
	9.188680	8.898573	-3.16%	326	2001
	9.750647	9.188680	-5.76%	326	2000
	10.000000	9.750647	-2.49%	115	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.965494	10.364188	4.00%	642	2005
	9.617161	9.965494	3.62%	642	2004
	8.311447	9.617161	15.71%	642	2003
	9.261102	8.311447	-10.25%	1,306	2002
	9.577347	9.261102	-3.30%	1,306	2001
	10.000000	9.577347	-4.23%	759	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.905260	8.233251	19.23%	0	2005
	6.918658	6.905260	-0.19%	0	2004
	5.608333	6.918658	23.36%	0	2003
	6.134110	5.608333	-8.57%	0	2002
	8.719244	6.134110	-29.65%	0	2001
	10.000000	8.719244	-12.81%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.866697	8.166717	18.93%	3,008	2005
	6.879523	6.866697	-0.19%	3,008	2004
	5.588492	6.879523	23.10%	3,008	2003
	6.134116	5.588492	-8.89%	1,179	2002
	8.719240	6.134116	-29.65%	1,179	2001
	10.000000	8.719240	-12.81%	1,179	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.918852	9.451564	5.97%	1,359	2005
	8.557704	8.918852	4.22%	1,885	2004
	7.025556	8.557704	21.81%	17,822	2003
	8.557520	7.025556	-17.90%	23,477	2002
	9.527370	8.557520	-10.18%	24,151	2001
	10.037482	9.527370	-5.08%	25,912	2000
	10.000000	10.037482	0.37%	284	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.104819	9.637204	5.85%	12,806	2005
	8.755178	9.104819	3.99%	13,366	2004
	7.196679	8.755178	21.66%	12,628	2003
	8.782013	7.196679	-18.05%	4,053	2002
	9.794199	8.782013	-10.33%	5,662	2001
	10.000000	9.794199	-2.06%	5,712	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.058884	7.573326	7.29%	0	2005
	6.690421	7.058884	5.51%	0	2004
	5.235745	6.690421	27.78%	25,485	2003
	6.804087	5.235745	-23.05%	30,993	2002
	8.070054	6.804087	-15.69%	34,763	2001
	9.886469	8.070054	-18.37%	36,264	2000
	10.000000	9.886469	-1.14%	3,120	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.364521	7.887809	7.11%	1,510	2005
	6.991130	7.364521	5.34%	1,510	2004
	5.481959	6.991130	27.53%	5,020	2003
	7.132375	5.481959	-23.14%	6,438	2002
	8.479448	7.132375	-15.89%	6,438	2001
	10.000000	8.479448	-15.21%	5,491	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.165453	29.316635	16.50%	2,716	2005
	20.465720	25.165453	22.96%	2,716	2004
	14.991208	20.465720	36.52%	2,716	2003
	16.882585	14.991208	-11.20%	2,716	2002
	17.728734	16.882585	-4.77%	4,372	2001
	13.470580	17.728734	31.61%	5,061	2000
	10.000000	13.470580	34.71%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.721609	18.285819	16.31%	36,497	2005
	12.797437	15.721609	22.85%	37,101	2004
	9.392702	12.797437	36.25%	30,164	2003
	10.592911	9.392702	-11.33%	22,566	2002
	11.141333	10.592911	-4.92%	26,805	2001
	10.000000	11.141333	11.41%	11,501	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.822247	13.970393	1.07%	0	2005
	12.304496	13.822247	12.33%	0	2004
	7.912571	12.304496	55.51%	0	2003
	10.000000	7.912571	-20.87%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.020250	13.143393	0.95%	6,108	2005
	11.605648	13.020250	12.19%	8,282	2004
	7.483429	11.605648	55.08%	5,326	2003
	10.000000	7.483429	-25.17%	36	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.025123	12.287681	2.18%	0	2005
	10.968104	12.025123	9.64%	0	2004
	8.912053	10.968104	23.07%	0	2003
	10.000000	8.912053	-10.88%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.861158	12.914303	8.88%	0	2005
	10.124780	11.861158	17.15%	0	2004
	7.750625	10.124780	30.63%	0	2003
	10.000000	7.750625	-22.49%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.439233	4.39%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.492245	20.204681	30.42%	1,119	2005
	13.052583	15.492245	18.69%	1,130	2004
	8.043226	13.052583	62.28%	1,830	2003
	10.000000	8.043226	-19.57%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.743412	15.333741	30.57%	44	2005
	10.000000	11.743412	17.43%	766	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.075689	11.271766	1.77%	20,878	2005
	10.883610	11.075689	1.76%	21,962	2004
	10.827174	10.883610	0.52%	15,702	2003
	10.000000	10.827174	8.27%	2,297	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.871753	11.068847	1.81%	20,241	2005
	10.541282	10.871753	3.14%	14,566	2004
	9.912611	10.541282	6.34%	14,429	2003
	10.000000	9.912611	-0.87%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.276075	11.611541	2.98%	88,461	2005
	10.677570	11.276075	5.61%	91,488	2004
	9.529226	10.677570	12.05%	74,220	2003
	10.000000	9.529226	-4.71%	48,877	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.559678	12.001363	3.82%	253,497	2005
	10.708756	11.559678	7.95%	279,939	2004
	9.051151	10.708576	18.31%	159,758	2003
	10.000000	9.051151	-9.49%	7,129	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.885345	12.541889	5.52%	192,817	2005
	10.759100	11.885345	10.47%	203,185	2004
	8.620457	10.759100	24.81%	133,976	2003
	10.000000	8.620457	-13.80%	15,017	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.097970	12.868730	6.37%	131,354	2005
	10.765878	12.097970	12.37%	137,634	2004
	8.284166	10.765878	29.96%	78,288	2003
	10.000000	8.284166	-17.16%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.828176	9.944484	1.18%	22,714	2005
	9.892514	9.828176	-0.65%	22,310	2004
	9.975654	9.892514	-0.83%	24,275	2003
	10.000000	9.975654	-0.24%	27	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.476180	12.644950	10.18%	243	2005
	10.000000	11.476180	14.76%	243	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.539703	13.853646	10.48%	0	2005
	10.994513	12.539703	14.05%	0	2004
	8.285172	10.994513	32.70%	0	2003
	10.000000	8.285172	-17.15%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.881161	13.102562	10.28%	9,530	2005
	10.437639	11.881161	13.83%	10,092	2004
	7.886241	10.437639	32.35%	8,921	2003
	10.000000	7.886241	-21.14%	1,421	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.525005	11.175233	6.18%	252	2005
	9.437124	10.525005	11.53%	252	2004
	7.142888	9.437124	32.12%	252	2003
	10.000000	7.142888	-28.57%	19	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.685461	13.902063	1.58%	0	2005
	11.838819	13.685461	15.60%	0	2004
	7.658517	11.838819	54.58%	0	2003
	10.000000	7.658517	-23.41%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.637809	12.801501	1.30%	633	2005
	10.960774	12.637809	15.30%	1,326	2004
	7.109016	10.960774	54.18%	1,247	2003
	10.000000	7.109016	-28.91%	19	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.384267	14.815504	10.69%	0	2005
	11.410563	13.384267	17.30%	0	2004
	8.210735	11.410563	38.97%	0	2003
	10.000000	8.210735	-17.89%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.647527	15.065091	10.39%	3,534	2005
	11.658367	13.647527	17.06%	3,633	2004
	8.413012	11.658367	38.58%	3,807	2003
	10.000000	8.413012	-15.87%	485	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.103200	15.416025	9.31%	639	2005
	12.182950	14.103200	15.76%	683	2004

	10.000000	12.182950	21.83%	713	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.702716	9.966594	2.72%	6,933	2005
	9.033782	9.702716	7.40%	8,266	2004
	7.476564	9.033782	20.83%	3,702	2003
	10.000000	7.476564	-25.23%	579	2002

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.615874	9.747626	1.37%	8,991	2005
	8.530714	9.615874	12.72%	13,698	2004
	6.336449	8.530714	34.63%	9,516	2003
	10.000000	6.336449	-36.64%	3,265	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.918886	10.267304	3.51%	396	2005
	9.476414	9.918886	4.67%	396	2004
	7.206504	9.476414	31.50%	396	2003
	10.000000	7.206504	-27.93%	268	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.882937	12.468462	4.93%	6,844	2005
	10.500947	11.882937	13.16%	9,738	2004
	8.544341	10.500947	22.90%	794	2003
	10.000000	8.544341	-14.56%	0	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.922757	9.976431	0.54%	0	2005
	9.575242	9.922757	3.63%	0	2004
	8.279680	9.575242	15.65%	0	2003
	10.000000	8.279680	-17.20%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.278933	12.259547	8.69%	0	2005
	10.444487	11.278933	7.99%	0	2004
	7.941760	10.444487	31.51%	0	2003
	10.000000	7.941760	-20.58%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.153368	11.431357	2.49%	0	2005
	10.683079	11.153368	4.40%	0	2004
	9.242378	10.683079	15.59%	0	2003
	10.000000	9.242378	-7.58%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.273853	11.872740	5.31%	4,316	2005
	10.000000	11.273853	12.74%	853	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.425393	10.774243	3.35%	28,266	2005
	9.922335	10.425393	5.07%	32,857	2004
	7.703983	9.922335	28.79%	16,950	2003
	10.000000	7.703983	-22.96%	546	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.074313	14.728912	12.66%	0	2005
	11.133135	13.074313	17.44%	0	2004
	7.898671	11.133135	40.95%	0	2003
	10.000000	7.898671	-21.01%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.984436	14.595943	12.41%	1,061	2005
	11.083113	12.984436	17.16%	1,096	2004
	7.872001	11.083113	40.79%	809	2003
	10.000000	7.872001	-21.28%	376	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.547436	13.012198	12.68%	0	2005
	10.000000	11.547436	15.47%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.530336	12.959922	12.40%	146	2005
	10.000000	11.530336	15.30%	146	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.605376	12.710509	0.83%	0	2005
	11.738299	12.605376	7.39%	0	2004
	9.608824	11.738299	22.16%	0	2003
	10.000000	9.608824	-3.91%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.915408	11.375146	4.21%	26,066	2005
	10.147924	10.915408	7.56%	34,078	2004
	8.144037	10.147924	24.61%	17,807	2003
	10.000000	8.144037	-18.56%	2,490	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.963165	15.126551	8.33%	0	2005
	11.864448	13.963165	17.69%	0	2004
	8.339282	11.864448	42.27%	0	2003
	10.000000	8.339282	-16.61%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.927843	13.056746	1.00%	22,928	2005
	12.097725	12.927843	6.86%	24,470	2004
	10.477782	12.097725	15.46%	4,146	2003
	10.000000	10.477782	4.78%	430	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.473727	13.973162	3.71%	344	2005
	12.304689	13.473727	9.50%	378	2004
	10.000000	12.304689	23.05%	362	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.762037	13.005920	10.58%	0	2005
	10.271545	11.762037	14.51%	0	2004
	8.109199	10.271545	26.67%	0	2003
	10.000000	8.109199	-18.91%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.196804	14.975405	5.48%	0	2005
	11.413576	14.196804	24.39%	0	2004
	7.739098	11.413576	47.48%	0	2003
	10.000000	7.739098	-22.61%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.447126	10.882206	4.16%	6,685	2005
	10.092875	10.447126	3.51%	8,203	2004
	8.198964	10.092875	23.10%	7,169	2003
	10.000000	8.198964	-18.01%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.432069	12.142208	-2.33%	9,829	2005
	11.816986	12.432069	5.21%	10,457	2004
	10.123239	11.816986	16.73%	7,231	2003
	10.000000	10.123239	1.23%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.735515	18.630838	11.33%	0	2005
	14.228956	16.735515	17.62%	0	2004
	10.514685	14.228956	35.32%	0	2003
	10.000000	10.514685	5.15%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.732890	10.809122	0.71%	0	2005
	10.455768	10.732890	2.65%	0	2004
	10.249502	10.455768	2.01%	0	2003
	10.000000	10.249502	2.50%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.828628	15.933468	7.45%	715	2005
	13.164109	14.828628	12.64%	715	2004
	10.560273	13.164109	24.66%	219	2003
	10.000000	10.560273	5.60%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.970382	15.306981	2.25%	4,830	2005
	13.175519	14.970382	13.62%	5,654	2004
	10.858754	13.175519	21.34%	4,543	2003
	10.000000	10.858754	8.59%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.128350	17.044560	12.67%	4,872	2005
	13.140869	15.128350	15.12%	5,631	2004
	10.278714	13.140869	27.85%	4,338	2003
	10.000000	10.278714	2.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	18.015151	19.867683	10.28%	0	2005
	14.719623	18.015151	22.39%	0	2004
	10.789001	14.719623	36.43%	0	2003
	10.000000	10.789001	7.90%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.376142	10.628384	2.43%	2,611	2005
	10.116754	10.376142	2.56%	2,611	2004
	10.000000	10.116754	1.17%	884	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.126095	19.705835	15.06%	0	2005
	12.771177	17.126095	34.10%	0	2004
	10.000000	12.771177	27.71%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.978032	12.290001	2.60%	21,910	2005
	10.350397	11.978032	15.73%	23,326	2004
	8.031389	10.350397	28.87%	13,117	2003
	10.000000	8.031389	-19.69%	1,029	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.187615	9.746397	6.08%	10,647	2005
	8.731067	9.187615	5.23%	11,647	2004
	6.973978	8.731067	25.19%	8,574	2003
	10.000000	6.973978	-30.26%	654	2002*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.259785	11.693410	3.85%	8,719	2005
	10.313392	11.259785	9.18%	8,705	2004
	7.855159	10.313392	31.29%	8,318	2003
	10.000000	7.855159	-21.45%	2,060	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.175989	10.883665	6.95%	49	2005
	9.715674	10.175989	4.74%	36	2004
	7.635299	9.715674	27.25%	229	2003
	10.000000	7.635299	-23.65%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.775711	12.713783	7.97%	0	2005
	10.350666	11.775711	13.77%	0	2004
	7.763240	10.350666	33.33%	0	2003
	10.000000	7.763240	-22.37%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.036820	11.879131	7.63%	0	2005
	10.000000	11.036820	10.37%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.110868	15.201052	15.94%	0	2005
	10.759881	13.110868	21.85%	0	2004
	8.494385	10.759881	26.67%	0	2003
	10.000000	8.494385	-15.06%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.052522	12.776456	6.01%	0	2005
	10.750522	12.052522	12.11%	0	2004
	8.572575	10.750522	25.41%	0	2003
	10.000000	8.572575	-14.27%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.502394	10.930340	4.07%	0	2005
	10.080469	10.502394	4.19%	0	2004
	8.181842	10.080469	23.21%	0	2003
	10.000000	8.181842	-18.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.363562	9.718042	3.79%	330	2005
	9.011176	9.363562	3.91%	330	2004
	7.328603	9.011176	22.96%	330	2003
	10.000000	7.328603	-26.71%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.446111	11.793104	3.03%	123	2005
	10.447936	11.446111	9.55%	173	2004
	8.024334	10.447936	30.20%	1,668	2003
	10.000000	8.024334	-19.76%	1,522	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.373644	18.793293	14.78%	1,873	2005
	13.309995	16.373644	23.02%	1,873	2004
	9.386951	13.309995	41.79%	2,080	2003
	10.000000	9.386951	-6.13%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.603519	10.864032	13.13%	394	2005
	8.998798	9.603519	6.72%	374	2004
	7.405338	8.998798	21.52%	358	2003
	10.000000	7.405338	-25.95%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.698176	15.438435	5.04%	2,179	2005
	12.531631	14.698176	17.29%	2,097	2004
	9.029798	12.531631	38.78%	2,065	2003
	10.000000	9.029798	-9.70%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.335596	14.086326	5.63%	1,186	2005
	11.107706	13.335596	20.06%	1,199	2004
	8.184538	11.107706	35.72%	267	2003
	10.000000	8.184538	-18.15%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.308647	10.521596	2.07%	0	2005
	9.853644	10.308647	4.62%	0	2004
	7.939123	9.853644	24.12%	0	2003
	10.000000	7.939123	-20.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.646482	12.010515	3.13%	2,533	2005
	10.686677	11.646482	8.98%	2,533	2004
	8.451966	10.686677	26.44%	293	2003
	10.000000	8.451966	-15.48%	293	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.169022	13.547185	2.87%	2,780	2005
	12.115320	13.169022	8.70%	2,980	2004
	10.000000	12.115320	21.15%	2,690	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.903007	11.252883	3.21%	0	2005
	10.108599	10.903007	7.86%	0	2004
	8.060404	10.108599	25.41%	0	2003
	10.000000	8.060404	-19.40%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.474120	10.492356	0.17%	10	2005
	9.927767	10.474120	5.50%	6	2004
	8.136153	9.927767	22.02%	0	2003
	10.000000	8.136153	-18.64%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.904113	12.999797	0.74%	3,322	2005
	11.892297	12.904113	8.51%	3,464	2004
	9.912971	11.892297	19.97%	2,981	2003
	10.000000	9.912971	-0.87%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.282055	12.122096	7.45%	0	2005
	10.041524	11.282055	12.35%	0	2004
	7.731440	10.041524	29.88%	0	2003
	10.000000	7.731440	-22.69%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.731105	14.133731	11.02%	3,321	2005
	11.197080	12.731105	13.70%	3,122	2004
	8.115039	11.197080	37.98%	266	2003
	10.000000	8.115039	-18.85%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.122397	11.098159	-0.22%	4,697	2005
	10.897296	11.122397	2.07%	3,836	2004
	10.572101	10.897296	3.08%	268	2003
	10.000000	10.572101	5.72%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.175360	11.116837	-0.52%	1,975	2005
	10.980997	11.175360	1.77%	2,119	2004
	10.674330	10.980997	2.87%	2,119	2003
	10.000000	10.674330	6.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.697035	11.143747	4.18%	5,602	2005
	9.750096	10.697035	9.71%	5,137	2004
	7.601325	9.750096	28.27%	855	2003
	9.297598	7.601325	-18.24%	855	2002
	9.946193	9.297598	-6.52%	528	2001
	9.322535	9.946193	6.69%	528	2000
	10.000000	9.322535	-6.77%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.581408	12.043675	3.99%	24,417	2005
	10.570332	11.581408	9.57%	25,176	2004
	8.252924	10.570332	28.08%	34,944	2003
	10.113386	8.252924	-18.40%	25,886	2002
	10.834533	10.113386	-6.66%	29,768	2001
	10.000000	10.834533	8.35%	1,495	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.011392	8.339278	4.09%	6,484	2005
	7.876343	8.011392	1.71%	6,484	2004
	6.022037	7.876343	30.79%	6,484	2003
	8.759055	6.022037	-31.25%	6,484	2002
	10.809532	8.759055	-18.97%	6,484	2001
	12.338879	10.809532	-12.39%	5,842	2000
	10.000000	12.338879	23.39%	1,137	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.221656	6.465824	3.92%	8,182	2005
	6.125152	6.221656	1.58%	8,726	2004
	4.691634	6.125152	30.55%	25,595	2003
	6.833466	4.691634	-31.34%	25,582	2002
	8.447531	6.833466	-19.11%	34,616	2001
	10.000000	8.447531	-15.52%	868	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.818583	8.905837	0.99%	3,398	2005
	8.178528	8.818583	7.83%	3,398	2004
	6.539302	8.178528	25.07%	3,398	2003
	6.407058	6.539302	2.06%	3,398	2002
	7.383568	6.407058	-13.23%	3,398	2001
	9.685624	7.383568	-23.77%	2,405	2000
	10.000000	9.685624	-3.14%	267	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.518182	9.592600	0.78%	25,544	2005
	8.834151	9.518182	7.74%	25,892	2004
	7.075580	8.834151	24.85%	26,773	2003
	6.953925	7.075580	1.75%	8,777	2002
	8.016993	6.953925	-13.26%	8,777	2001
	10.000000	8.016993	-19.83%	1,113	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	11.562155	11.735816	1.50%	0	2005
	11.598279	11.562155	-0.31%	0	2004
	11.658464	11.598279	-0.52%	0	2003
	11.638891	11.658464	0.17%	0	2002
	11.346346	11.638891	2.58%	0	2001
	10.832134	11.346346	4.75%	0	2000
	10.456715	10.832134	3.59%	49,021	1999
	10.065929	10.456715	3.88%	71,766	1998
	10.000000	10.065929	0.66%	0	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.990555	11.708190	17.19%	387	2005
	8.937223	9.990555	11.79%	387	2004
	6.335800	8.937223	41.06%	387	2003
	8.075156	6.335800	-21.54%	387	2002
	10.414372	8.075156	-22.46%	387	2001
	13.076471	10.414372	-20.36%	471	2000
	10.000000	13.076471	30.76%	255	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	8.007110	9.368812	17.01%	5,835	2005
	7.173906	8.007110	11.61%	5,984	2004
	5.091720	7.173906	40.89%	6,992	2003
	6.498755	5.091720	-21.65%	6,992	2002
	8.369613	6.498755	-22.35%	6,992	2001
	10.000000	8.369613	-16.30%	962	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.040742	12.933825	17.15%	0	2005
	10.000000	11.040742	10.41%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.021859	12.891829	16.97%	289	2005
	10.000000	11.021859	10.22%	289	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.230529	11.735459	4.50%	0	2005
	10.264965	11.230529	9.41%	0	2004
	7.772584	10.264965	32.07%	0	2003
	9.368260	7.772584	-17.03%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.174727	11.650084	4.25%	0	2005
	10.227233	11.174727	9.26%	0	2004
	7.763028	10.227233	31.74%	0	2003
	9.368275	7.763028	-17.13%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.195898	10.437888	2.37%	468	2005
	9.824655	10.195898	3.78%	468	2004
	8.459417	9.824655	16.14%	468	2003
	9.422426	8.459417	-10.22%	468	2002
	9.990829	9.422426	-5.69%	468	2001
	10.571321	9.990829	-5.49%	468	2000
	10.000000	10.571321	5.71%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.573697	9.787032	2.23%	5,829	2005
	9.241006	9.573697	3.60%	5,856	2004
	7.973317	9.241006	15.90%	5,856	2003
	8.898196	7.973317	-10.39%	5,856	2002
	9.448675	8.898196	-5.83%	5,856	2001
	10.000000	9.448675	-5.51%	514	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.926886	9.126726	2.24%	457	2005
	8.561676	8.926886	4.27%	457	2004
	7.058144	8.561676	21.30%	457	2003
	8.484162	7.058144	-16.81%	457	2002
	9.313417	8.484162	-8.90%	457	2001
	10.817549	9.313417	-13.90%	457	2000
	10.000000	10.817549	8.18%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.262477	8.429044	2.02%	5,711	2005
	7.941164	8.262477	4.05%	5,772	2004
	6.553060	7.941164	21.18%	5,772	2003
	7.903822	6.553060	-17.09%	5,772	2002
	8.685016	7.903822	-8.99%	5,772	2001
	10.000000	8.685016	-13.15%	890	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.479115	13.212503	15.10%	6,854	2005
	10.103985	11.479115	13.61%	6,854	2004
	7.991814	10.103985	26.43%	4,818	2003
	8.957861	7.991814	-10.78%	4,818	2002
	10.378005	8.957861	-13.68%	4,504	2001
	11.293580	10.378005	-8.11%	4,504	2000
	10.000000	11.293580	12.94%	565	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.135270	11.645690	14.90%	26,415	2005
	8.935086	10.135270	13.43%	25,334	2004
	7.075909	8.935086	26.27%	32,317	2003
	7.947001	7.075909	-10.96%	20,353	2002
	9.218183	7.947001	-13.79%	17,070	2001
	10.000000	9.218183	-7.82%	729	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	12.652688	13.064662	3.26%	8,153	2005
	11.612663	12.652688	8.96%	8,153	2004
	9.181101	11.612663	26.48%	8,153	2003
	11.988361	9.181101	-23.42%	8,387	2002
	13.847864	11.988361	-13.43%	8,614	2001
	15.499687	13.847864	-10.66%	6,351	2000
	13.057468	15.499687	18.70%	399	1999
	10.330070	13.057468	26.40%	0	1998
	10.000000	10.330070	3.30%	0	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	14.379491	14.474832	0.66%	181	2005
	13.975777	14.379491	2.89%	181	2004
	13.486744	13.975777	3.63%	17,239	2003
	12.408647	13.486744	8.69%	17,858	2002
	11.615489	12.408647	6.83%	13,309	2001
	10.601902	11.615489	9.56%	81	2000
	10.877515	10.601902	-2.53%	244	1999
	10.145651	10.877515	7.21%	0	1998
	10.000000	10.145651	1.64%	0	1997*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.253141	9.841976	6.36%	0	2005
	8.522431	9.253141	8.57%	0	2004
	6.631056	8.522431	28.52%	0	2003
	9.139003	6.631056	-27.44%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.125949	9.685309	6.13%	825	2005
	8.425581	9.125949	8.31%	768	2004
	6.565506	8.425581	28.33%	1,095	2003
	9.083545	6.565506	-27.72%	372	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.601236	9.988146	4.03%	2,529	2005
	9.246093	9.601236	3.84%	2,529	2004
	7.986931	9.246093	15.77%	2,529	2003
	8.886561	7.986931	-10.12%	2,529	2002
	9.180959	8.886561	-3.21%	2,529	2001
	9.747370	9.180959	-5.81%	2,529	2000
	10.000000	9.747370	-2.53%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.941902	10.334418	3.95%	7,699	2005
	9.599264	9.941902	3.57%	7,941	2004
	8.300199	9.599264	15.65%	8,959	2003
	9.253257	8.300199	-10.30%	8,959	2002
	9.574134	9.253257	-3.35%	9,570	2001
	10.000000	9.574134	-4.26%	1,175	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.890385	8.211366	19.17%	0	2005
	6.907260	6.890385	-0.24%	0	2004
	5.601932	6.907260	23.30%	0	2003
	6.130220	5.601932	-8.62%	0	2002
	8.718173	6.130220	-29.68%	0	2001
	10.000000	8.718173	-12.82%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.851896	8.144985	18.87%	4,361	2005
	6.868181	6.851896	-0.24%	4,522	2004
	5.582110	6.868181	23.04%	6,152	2003
	6.130220	5.582110	-8.94%	6,152	2002
	8.718171	6.130220	-29.68%	6,548	2001
	10.000000	8.718171	-12.82%	381	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.893267	9.419699	5.92%	799	2005
	8.537476	8.893267	4.17%	799	2004
	7.012508	8.537476	21.75%	799	2003
	8.545956	7.012508	-17.94%	799	2002
	9.519356	8.545956	-10.23%	799	2001
	10.034112	9.519356	-5.13%	974	2000
	10.000000	10.034112	0.34%	530	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.083269	9.609524	5.79%	3,724	2005
	8.738893	9.083269	3.94%	3,797	2004
	7.186938	8.738893	21.59%	3,951	2003
	8.774593	7.186938	-18.09%	4,270	2002
	9.790913	8.774593	-10.38%	4,057	2001
	10.000000	9.790913	-2.09%	363	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.038591	7.547730	7.23%	3,814	2005
	6.674570	7.038591	5.45%	3,814	2004
	5.226000	6.674570	27.72%	3,814	2003
	6.794882	5.226000	-23.09%	3,814	2002
	8.063257	6.794882	-15.73%	3,814	2001
	9.883134	8.063257	-18.41%	2,900	2000
	10.000000	9.883134	-1.17%	648	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.347073	7.865146	7.05%	5,760	2005
	6.978115	7.347073	5.29%	5,760	2004
	5.474523	6.978115	27.47%	5,760	2003
	7.126334	5.474523	-23.18%	5,760	2002
	8.476597	7.126334	-15.93%	5,760	2001
	10.000000	8.476597	-15.23%	575	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.093259	29.217764	16.44%	1,228	2005
	20.417349	25.093259	22.90%	1,228	2004
	14.963357	20.417349	36.45%	1,228	2003
	16.859788	14.963357	-11.25%	1,228	2002
	17.713831	16.859788	-4.82%	1,228	2001
	13.466052	17.713831	31.54%	1,228	2000
	10.000000	13.466052	34.66%	85	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.684421	18.233353	16.25%	11,043	2005
	12.773640	15.684421	22.79%	11,028	2004
	9.379988	12.773640	36.18%	19,146	2003
	10.583952	9.379988	-11.38%	14,140	2002
	11.137589	10.583952	-4.97%	13,175	2001
	10.000000	11.137589	11.38%	796	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.804179	13.945076	1.02%	0	2005
	12.294648	13.804179	12.28%	0	2004
	7.910246	12.294648	55.43%	0	2003
	10.000000	7.910246	-20.90%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.002652	13.118986	0.89%	628	2005
	11.595844	13.002652	12.13%	474	2004
	7.480890	11.595844	55.01%	9,257	2003
	10.000000	7.480890	-25.19%	9,183	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	12.009389	12.265392	2.13%	2,137	2005
	10.959319	12.009389	9.58%	2,137	2004
	8.909432	10.959319	23.01%	0	2003
	10.000000	8.909432	-10.91%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.845637	12.890883	8.82%	0	2005
	10.116664	11.845637	17.09%	0	2004
	7.748336	10.116664	30.57%	0	2003
	10.000000	7.748336	-22.52%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.435727	4.36%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.469658	20.165027	30.35%	0	2005
	13.040171	15.469658	18.63%	0	2004
	8.039642	13.040171	62.20%	0	2003
	10.000000	8.039642	-19.60%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.739471	15.320839	30.51%	137	2005
	10.000000	11.739471	17.39%	137	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.059542	11.249638	1.72%	1,674	2005
	10.873254	11.059542	1.71%	1,909	2004
	10.822371	10.873254	0.47%	1,239	2003
	10.000000	10.822371	8.22%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.855882	11.047110	1.76%	8,405	2005
	10.531244	10.855882	3.08%	9,753	2004
	9.908200	10.531244	6.29%	10,871	2003
	10.000000	9.908200	-0.92%	11,564	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.259628	11.588739	2.92%	44,338	2005
	10.667410	11.259628	5.55%	29,738	2004
	9.524994	10.667410	11.99%	29,234	2003
	10.000000	9.524994	-4.75%	19,298	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.542800	11.977781	3.77%	53,680	2005
	10.698367	11.542800	7.89%	57,535	2004
	9.047112	10.698367	18.25%	15,567	2003
	10.000000	9.047112	-9.53%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.868003	12.517257	5.47%	18,692	2005
	10.748847	11.868003	10.41%	18,692	2004
	8.616611	10.748847	24.75%	20,980	2003
	10.000000	8.616611	-13.83%	1,228	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.080327	12.843465	6.32%	7,526	2005
	10.755638	12.080327	12.32%	7,526	2004
	8.280478	10.755638	29.89%	7,526	2003
	10.000000	8.280478	-17.20%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.813644	9.924757	1.13%	1,764	2005
	9.882903	9.813644	-0.70%	1,812	2004
	9.971023	9.882903	-0.88%	1,223	2003
	10.000000	9.971023	-0.29%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.472337	12.634324	10.13%	54	2005
	10.000000	11.472337	14.72%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.523316	13.828548	10.42%	1,908	2005
	10.985714	12.523316	14.00%	1,724	2004
	8.282736	10.985714	32.63%	302	2003
	10.000000	8.282736	-17.17%	302	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.865097	13.078229	10.22%	511	2005
	10.428814	11.865097	13.77%	507	2004
	7.883563	10.428814	32.29%	492	2003
	10.000000	7.883563	-21.16%	0	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.667571	13.876868	1.53%	0	2005
	11.829349	13.667571	15.54%	0	2004
	7.656265	11.829349	54.51%	0	2003
	10.000000	7.656265	-23.44%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.620719	12.777718	1.24%	3,041	2005
	10.951502	12.620719	15.24%	3,053	2004
	7.106598	10.951502	54.10%	2,762	2003
	10.000000	7.106598	-28.93%	2,507	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.366774	14.788665	10.64%	502	2005
	11.401437	13.366774	17.24%	446	2004
	8.208330	11.401437	38.90%	0	2003
	10.000000	8.208330	-17.92%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.627631	15.035509	10.33%	167	2005
	11.647275	13.627631	17.00%	120	2004
	8.409260	11.647275	38.51%	1	2003
	10.000000	8.409260	-15.91%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.091268	15.395190	9.25%	25,705	2005
	12.178822	14.091268	15.70%	251	2004
	10.000000	12.178822	21.79%	251	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.688547	9.947011	2.67%	0	2005
	9.025172	9.688547	7.35%	0	2004
	7.473222	9.025172	20.77%	213	2003
	10.000000	7.473222	-25.27%	157	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.601855	9.728490	1.32%	997	2005
	8.522604	9.601855	12.66%	1,014	2004
	6.333632	8.522604	34.56%	737	2003
	10.000000	6.333632	-36.66%	0	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.904406	10.247130	3.46%	312	2005
	9.467384	9.904406	4.62%	292	2004
	7.203289	9.467384	32.43%	278	2003
	10.000000	7.203289	-27.97%	240	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.865597	12.443981	4.87%	591	2005
	10.490941	11.865597	13.10%	876	2004
	8.540533	10.490941	22.84%	1,037	2003
	10.000000	8.540533	-14.59%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.909804	9.958364	0.49%	0	2005
	9.567586	9.909804	3.58%	0	2004
	8.277249	9.567586	15.59%	0	2003
	10.000000	8.277249	-17.23%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.264172	12.237305	8.64%	1,363	2005
	10.436112	11.264172	7.93%	1,411	2004
	7.939422	10.436112	31.45%	286	2003
	10.000000	7.939422	-20.61%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.138793	11.410635	2.44%	7,774	2005
	10.674536	11.138793	4.35%	8,713	2004
	9.239666	10.674536	15.53%	277	2003
	10.000000	9.239666	-7.60%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.410193	10.753088	3.29%	6,937	2005
	9.912889	10.410193	5.02%	7,501	2004
	7.700557	9.912889	28.73%	23,299	2003
	10.000000	7.700557	-22.99%	2,157	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.057210	14.702209	12.60%	0	2005
	11.124212	13.057210	17.38%	0	2004
	7.896341	11.124212	40.88%	0	2003
	10.000000	7.896341	-21.04%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.965479	14.567259	12.35%	5,483	2005
	11.072550	12.965479	17.10%	5,505	2004
	7.868489	11.072550	40.72%	5,344	2003
	10.000000	7.868489	-21.32%	5,007	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.543560	13.001256	12.63%	1,744	2005
	10.000000	11.543560	15.44%	1,571	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	11.526477	15.26%	282	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	11.728922	12.588917	7.33%	464	2004
	9.606012	11.728922	22.10%	153	2003
	10.000000	9.606012	-3.94%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.138254	10.899471	7.51%	8,388	2004
	8.140404	10.138254	24.54%	7,730	2003
	10.000000	8.140404	-18.60%	4,797	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	11.854967	13.944939	17.63%	0	2004
	8.336830	11.854967	42.20%	0	2003
	10.000000	8.336830	-16.63%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.086194	12.908968	6.81%	20,233	2004
	10.473114	12.086194	15.40%	3,206	2003
	10.000000	10.473114	4.73%	1,599	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.300530	13.462337	9.45%	0	2004
	10.000000	12.300530	23.01%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.263328	11.746661	14.45%	0	2004
	8.106818	10.263328	26.60%	0	2003
	10.000000	8.106818	-18.93%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	11.404434	14.178234	24.32%	1,925	2004
	7.736818	11.404434	47.40%	0	2003
	10.000000	7.736818	-22.63%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.084803	10.433461	3.46%	2,991	2004
	8.196560	10.084803	23.04%	2,991	2003
	10.000000	8.196560	-18.03%	301	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	11.809650	12.418054	5.15%	414	2004
	10.122093	11.809650	16.67%	414	2003
	10.000000	10.122093	1.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	14.220140	16.716676	17.56%	0	2004
	10.513505	14.220140	35.26%	0	2003
	10.000000	10.513505	5.14%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.449287	10.720795	2.60%	0	2004
	10.248349	10.449287	1.96%	0	2003
	10.000000	10.248349	2.48%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	13.155955	14.811935	12.59%	0	2004
	10.559083	13.155955	24.59%	0	2003
	10.000000	10.559083	5.59%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	13.167363	14.953530	13.57%	382	2004
	10.857530	13.167363	21.27%	382	2003
	10.000000	10.857530	8.57%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	13.132717	15.111297	15.07%	0	2004
	10.277551	13.132717	27.78%	0	2003
	10.000000	10.277551	2.76%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	14.710508	17.994859	22.33%	0	2004
	10.787786	14.710508	36.36%	0	2003
	10.000000	10.787786	7.88%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.113318	10.367358	2.51%	240	2004
	10.000000	10.113318	1.13%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	12.766859	17.111625	34.03%	172	2004
	10.000000	12.766859	27.67%	10	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	10.340549	11.960554	15.67%	34,783	2004
	8.027815	10.340549	28.81%	34,546	2003
	10.000000	8.027815	-19.72%	293	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	8.722747	9.174198	5.18%	34,163	2004
	6.970863	8.722747	25.13%	34,163	2003
	10.000000	6.970863	-30.29%	476	2002*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.243349	11.670427	3.80%	48,923	2005
	10.303561	11.243349	9.12%	51,563	2004
	7.851654	10.303561	31.23%	55,575	2003
	10.000000	7.851654	-21.48%	33,463	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.161152	10.862293	6.90%	11,595	2005
	9.706432	10.161152	4.68%	17,645	2004
	7.631902	9.706432	27.18%	29,012	2003
	10.000000	7.631902	-23.68%	6,624	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.760294	12.690706	7.91%	0	2005
	10.342380	11.760294	13.71%	0	2004
	7.760964	10.342380	33.26%	0	2003
	10.000000	7.760964	-22.39%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.033112	11.869134	7.58%	2,262	2005
	10.000000	11.033112	10.33%	2,262	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.091711	15.171166	15.88%	3,983	2005
	10.749620	13.091711	21.79%	4,264	2004
	8.490585	10.749620	26.61%	4,664	2003
	10.000000	8.490585	-15.09%	2,315	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.036755	12.753288	5.95%	0	2005
	10.741914	12.036755	12.05%	0	2004
	8.570057	10.741914	25.34%	0	2003
	10.000000	8.570057	-14.30%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.488642	10.910499	4.02%	0	2005
	10.072382	10.488642	4.13%	0	2004
	8.179432	10.072382	23.14%	0	2003
	10.000000	8.179432	-18.21%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.349894	9.698959	3.73%	14,304	2005
	9.002585	9.349894	3.86%	14,203	2004
	7.325334	9.002585	22.90%	13,725	2003
	10.000000	7.325334	-26.75%	7,997	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.429411	11.769936	2.98%	15,390	2005
	10.437989	11.429411	9.50%	15,923	2004
	8.020758	10.437989	30.14%	16,277	2003
	10.000000	8.020758	-19.79%	8,333	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.349763	18.756385	14.72%	4,821	2005
	13.297321	16.349763	22.96%	6,852	2004
	9.382765	13.297321	41.72%	16,152	2003
	10.000000	9.382765	-6.17%	5,851	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.589499	10.842684	13.07%	1,073	2005
	8.990219	9.589499	6.67%	1,073	2004
	7.402035	8.990219	21.46%	1,073	2003
	10.000000	7.402035	-25.98%	1,024	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.676749	15.408146	4.98%	27,109	2005
	12.519711	14.676749	17.23%	27,027	2004
	9.025781	12.519711	38.71%	33,888	2003
	10.000000	9.025781	-9.74%	14,499	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.318170	14.060802	5.58%	850	2005
	11.098817	13.318170	20.00%	0	2004
	8.182141	11.098817	35.65%	0	2003
	10.000000	8.182141	-18.18%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.295170	10.502529	2.01%	0	2005
	9.845763	10.295170	4.56%	0	2004
	7.936792	9.845763	24.05%	0	2003
	10.000000	7.936792	-20.63%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.631247	11.988723	3.07%	0	2005
	10.678116	11.631247	8.93%	0	2004
	8.449481	10.678116	26.38%	0	2003
	10.000000	8.449481	-15.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.157896	13.528890	2.82%	339	2005
	12.111224	13.157896	8.64%	339	2004
	10.000000	12.111224	21.11%	280	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.888222	11.231934	3.16%	175	2005
	10.100026	10.888222	7.80%	175	2004
	8.057662	10.100026	25.35%	175	2003
	10.000000	8.057662	-19.42%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.459953	10.472857	0.12%	6,636	2005
	9.919368	10.459953	5.45%	6,684	2004
	8.133388	9.919368	21.96%	7,816	2003
	10.000000	8.133388	-18.67%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.885298	12.974259	0.69%	10,500	2005
	11.880988	12.885298	8.45%	12,543	2004
	9.908567	11.880988	19.91%	14,982	2003
	10.000000	9.908567	-0.91%	9,417	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.267307	12.100118	7.39%	0	2005
	10.033490	11.267307	12.30%	0	2004
	7.729166	10.033490	29.81%	0	2003
	10.000000	7.729166	-22.71%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.714444	14.108098	10.96%	0	2005
	11.188100	12.714444	13.64%	0	2004
	8.112647	11.188100	37.91%	0	2003
	10.000000	8.112647	-18.87%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.107853	11.078033	-0.27%	1,708	2005
	10.888577	11.107853	2.01%	2,866	2004
	10.569005	10.888577	3.02%	2,237	2003
	10.000000	10.569005	5.69%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.160248	11.096183	-0.57%	16,253	2005
	10.971715	11.160248	1.72%	23,051	2004
	10.670712	10.971715	2.82%	40,877	2003
	10.000000	10.670712	6.71%	14,850	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.666315	11.106120	4.12%	0	2005
	9.727033	10.666315	9.66%	0	2004
	7.587192	9.727033	28.20%	0	2003
	9.285029	7.587192	-18.29%	0	2002
	9.937826	9.285029	-6.57%	0	2001
	9.319394	9.937826	6.64%	0	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.553988	12.009070	3.94%	47,900	2005
	10.550667	11.553988	9.51%	50,936	2004
	8.241747	10.550667	28.01%	59,232	2003
	10.104825	8.241747	-18.44%	27,011	2002
	10.830898	10.104825	-6.70%	10,755	2001
	10.000000	10.830898	8.31%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.988361	8.311086	4.04%	0	2005
	7.857694	7.988361	1.66%	0	2004
	6.010830	7.857694	30.73%	0	2003
	8.747205	6.010830	-31.28%	0	2002
	10.800438	8.747205	-19.01%	0	2001
	12.334723	10.800438	-12.44%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.206936	6.447264	3.87%	66,269	2005
	6.113762	6.206936	1.52%	89,831	2004
	4.685275	6.113762	30.49%	88,836	2003
	6.827677	4.685275	-31.38%	34,395	2002
	8.444694	6.827677	-19.15%	24,184	2001
	10.000000	8.444694	-15.55%	2,198	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.793246	8.875764	0.94%	0	2005
	8.159165	8.793246	7.77%	0	2004
	6.527139	8.159165	25.00%	0	2003
	6.398390	6.527139	2.01%	0	2002
	7.377354	6.398390	-13.27%	0	2001
	9.682359	7.377354	-23.81%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.495688	9.565075	0.73%	22,587	2005
	8.817745	9.495688	7.69%	23,387	2004
	7.066016	8.817745	24.79%	29,871	2003
	6.948050	7.066016	1.70%	13,143	2002
	8.014309	6.948050	-13.30%	2,949	2001
	10.000000	8.014309	-19.86%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.904407	11.062588	1.45%	0	2005
	10.944031	10.904407	-0.36%	0	2004
	11.006409	10.944031	-0.57%	0	2003
	10.993508	11.006409	0.12%	0	2002
	10.722656	10.993508	2.53%	0	2001
	10.241878	10.722656	4.69%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.961848	11.668634	17.13%	0	2005
	8.916071	9.961848	11.73%	0	2004
	6.324013	8.916071	40.99%	0	2003
	8.064235	6.324013	-21.58%	0	2002
	10.405612	8.064235	-22.50%	0	2001
	13.072073	10.405612	-20.40%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.988159	9.341910	16.95%	13,618	2005
	7.160561	7.988159	11.56%	15,027	2004
	5.084823	7.160561	40.82%	18,426	2003
	6.493251	5.084823	-21.69%	14,718	2002
	8.366798	6.493251	-22.39%	7,131	2001
	10.000000	8.366798	-16.33%	280	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.037032	12.922937	17.09%	0	2005
	10.000000	11.037032	10.37%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.018158	12.880975	16.91%	5,326	2005
	10.000000	11.018158	10.18%	456	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.210104	11.708192	4.44%	0	2005
	10.251504	11.210104	9.35%	0	2004
	7.766331	10.251504	32.00%	0	2003
	9.365479	7.766331	-17.07%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.154406	11.623030	4.20%	0	2005
	10.213818	11.154406	9.21%	0	2004
	7.756777	10.213818	31.68%	0	2003
	9.365487	7.756777	-17.18%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.166631	10.402650	2.32%	0	2005
	9.801429	10.166631	3.73%	0	2004
	8.443697	9.801429	16.08%	0	2003
	9.409698	8.443697	-10.27%	0	2002
	9.982426	9.409698	-5.74%	0	2001
	10.567758	8.366798	-5.54%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.551031	9.758917	2.18%	0	2005
	9.223811	9.551031	3.55%	0	2004
	7.962526	9.223811	15.84%	0	2003
	8.890667	7.962526	-10.44%	0	2002
	9.445503	8.890667	-5.87%	4,458	2001
	10.000000	9.445503	-5.54%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.901230	9.095899	2.19%	0	2005
	8.541414	8.901230	4.21%	0	2004
	7.045009	8.541414	21.24%	0	2003
	8.472691	7.045009	-16.85%	0	2002
	9.305583	8.472691	-8.95%	0	2001
	10.813907	9.305583	-13.95%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.242935	8.404854	1.96%	142	2005
	7.926397	8.242935	3.99%	142	2004
	6.544192	7.926397	21.12%	142	2003
	7.897131	6.544192	-17.13%	142	2002
	8.682095	7.897131	-9.04%	142	2001
	10.000000	8.682095	-13.18%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.446136	13.167888	15.04%	0	2005
	10.080069	11.446136	13.55%	0	2004
	7.976941	10.080069	26.37%	0	2003
	8.945742	7.976941	-10.83%	0	2002
	10.369266	8.945742	-13.73%	0	2001
	11.289773	10.369266	-8.15%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.111253	11.612222	14.84%	66,565	2005
	8.918451	10.111253	13.37%	61,533	2004
	7.066320	8.918451	26.21%	65,658	2003
	7.940263	7.066320	-11.01%	30,082	2002
	9.215087	7.940263	-13.83%	12,293	2001
	10.000000	9.215087	-7.85%	2,192	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.798589	9.080464	3.20%	46,706	2005
	8.079462	8.798589	8.90%	48,165	2004
	6.390951	8.079462	26.42%	52,853	2003
	8.349328	6.390951	-23.46%	54,786	2002
	9.649314	8.349328	-13.47%	48,018	2001
	10.805770	9.649314	-10.70%	2,613	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.236887	13.317914	0.61%	1,212	2005
	12.871793	13.236887	2.84%	1,212	2004
	12.427692	12.871793	3.57%	1,212	2003
	11.440067	12.427692	8.63%	5,124	2002
	10.714289	11.440067	6.77%	5,375	2001
	9.784289	10.714289	9.51%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.234383	9.817063	6.31%	0	2005
	8.509475	9.234383	8.52%	0	2004
	6.624330	8.509475	28.46%	0	2003
	9.134381	6.624330	-27.48%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.107429	9.660764	6.08%	4,501	2005
	8.412762	9.107429	8.26%	4,508	2004
	6.558843	8.412762	28.27%	4,542	2003
	9.078951	6.558843	-27.76%	1,167	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.573656	9.954422	3.98%	0	2005
	9.224230	9.573656	3.79%	0	2004
	7.972086	9.224230	15.71%	0	2003
	8.874549	7.972086	-10.17%	0	2002
	9.173236	8.874549	-3.26%	0	2001
	9.744082	9.173236	-5.86%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.918378	10.304739	3.90%	1,349	2005
	9.581410	9.918378	3.52%	1,349	2004
	8.288961	9.581410	15.59%	1,349	2003
	9.245426	8.288961	-10.35%	5,918	2002
	9.570917	9.245426	-3.40%	4,100	2001
	10.000000	9.570917	-4.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.875544	8.189534	19.11%	0	2005
	6.895881	6.875544	-0.29%	0	2004
	5.595540	6.895881	23.24%	0	2003
	6.126332	5.595540	-8.66%	0	2002
	8.717108	6.126332	-29.72%	0	2001
	10.000000	8.717108	-12.83%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.837113	8.123309	18.81%	1,492	2005
	6.856839	6.837113	-0.29%	1,495	2004
	5.575724	6.856839	22.98%	2,038	2003
	8.717102	6.126326	-29.72%	1,109	2001
	10.000000	8.717102	-12.83%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.867733	9.387899	5.87%	0	2005
	8.517285	8.867733	4.11%	0	2004
	6.999462	8.517285	21.68%	0	2003
	8.534412	6.999462	-17.99%	0	2002
	9.511361	8.534412	-10.27%	0	2001
	10.030731	9.511361	-5.18%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.061757	9.581923	5.74%	13,013	2005
	8.722626	9.061757	3.89%	12,248	2004
	7.177193	8.722626	21.53%	14,394	2003
	8.767150	7.177193	-18.14%	7,874	2002
	9.787626	8.767150	-10.43%	1,408	2001
	10.000000	9.787626	-2.12%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.018376	7.522249	7.18%	0	2005
	6.658783	7.018376	5.40%	0	2004
	5.216285	6.658783	27.65%	0	2003
	6.785706	5.216285	-23.13%	0	2002
	8.056480	6.785706	-15.77%	0	2001
	9.879817	8.056480	-18.46%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.329677	7.842554	7.00%	2,087	2005
	6.965125	7.329677	5.23%	2,087	2004
	5.467110	6.965125	27.40%	2,087	2003
	7.120299	5.467110	-23.22%	2,087	2002
	8.473753	7.120299	-15.97%	336	2001
	10.000000	8.473753	-15.26%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	25.021252	29.119176	16.38%	0	2005
	20.369090	25.021252	22.84%	0	2004
	14.935559	20.369090	36.38%	0	2003
	16.837022	14.935559	-11.29%	0	2002
	17.698948	16.837022	-4.87%	0	2001
	13.461529	17.698948	31.48%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.647345	18.181040	16.19%	40,298	2005
	12.749910	15.647345	22.73%	49,855	2004
	9.367309	12.749910	36.11%	43,850	2003
	10.575013	9.367309	-11.42%	22,846	2002
	11.133863	10.575013	-5.02%	12,541	2001
	10.000000	11.133863	11.34%	1,897	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.786129	13.919785	0.97%	0	2005
	12.284809	13.786129	12.22%	0	2004
	7.907921	12.284809	55.35%	0	2003
	10.000000	7.907921	-20.92%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.985028	13.094574	0.84%	6,942	2005
	11.586011	12.985028	12.08%	6,852	2004
	7.478338	11.586011	54.93%	14,406	2003
	10.000000	7.478338	-25.22%	2,374	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.993687	12.243150	2.08%	1,351	2005
	10.950541	11.993687	9.53%	0	2004
	8.906815	10.950541	22.95%	0	2003
	10.000000	8.906815	-10.93%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.830158	12.867521	8.77%	0	2005
	10.108571	11.830158	17.03%	0	2004
	7.746064	10.108571	30.50%	0	2003
	10.000000	7.746064	-22.54%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.432214	4.32%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.447087	20.125433	30.29%	1,818	2005
	13.027753	15.447087	18.57%	1,928	2004
	8.036053	13.027753	62.12%	1,928	2003
	10.000000	8.036053	-19.64%	816	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.735542	15.307966	30.44%	4,694	2005
	10.000000	11.735542	17.36%	3,755	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.043399	11.227530	1.67%	20,139	2005
	10.862900	11.043399	1.66%	30,697	2004
	10.817550	10.862900	0.42%	43,668	2003
	10.000000	10.817550	8.18%	16,850	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.840030	11.025390	1.71%	90,743	2005
	10.521213	10.840030	3.03%	90,083	2004
	9.903786	10.521213	6.23%	114,227	2003
	10.000000	9.903786	-0.96%	37,637	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.243219	11.565999	2.87%	99,098	2005
	10.657261	11.243219	5.50%	101,306	2004
	9.520757	10.657261	11.94%	65,685	2003
	10.000000	9.520757	-4.79%	21,078	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.525966	11.954265	3.72%	258,346	2005
	10.688174	11.525966	7.84%	245,666	2004
	9.043080	10.688174	18.19%	206,569	2003
	10.000000	9.043080	-9.57%	89,434	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.850697	12.492682	5.42%	108,403	2005
	10.738625	11.850697	10.36%	156,914	2004
	8.612781	10.738625	24.68%	159,633	2003
	10.000000	8.612781	-13.87%	112,609	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.062674	12.818201	6.26%	31,787	2005
	10.745377	12.062674	12.26%	29,804	2004
	8.276782	10.745377	29.83%	35,068	2003
	10.000000	8.276782	-17.23%	8,147	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.799130	9.905063	1.08%	29,239	2005
	9.873298	9.799130	-0.75%	25,880	2004
	9.966390	9.873298	-0.93%	22,866	2003
	10.000000	9.966390	-0.34%	11,334	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.468479	12.623671	10.07%	6,683	2005
	10.000000	11.468479	14.68%	283	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.506920	13.803458	10.37%	594	2005
	10.976905	12.506920	13.94%	0	2004
	8.280298	10.976905	32.57%	0	2003
	10.000000	8.280298	-17.20%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.849007	13.053887	10.17%	15,160	2005
	10.419971	11.849007	13.71%	15,660	2004
	7.880875	10.419971	32.22%	15,657	2003
	10.000000	7.880875	-21.19%	11,135	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.494338	11.131397	6.07%	2,533	2005
	9.419174	10.494338	11.41%	2,533	2004
	7.136522	9.419174	31.99%	2,533	2003
	10.000000	7.136522	-28.63%	676	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.649711	13.851719	1.48%	0	2005
	11.819884	13.649711	15.48%	0	2004
	7.654018	11.819884	54.43%	0	2003
	10.000000	7.654018	-23.46%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.603640	12.753964	1.19%	5,763	2005
	10.942237	12.603640	15.18%	3,613	2004
	7.104185	10.942237	54.03%	5,298	2003
	10.000000	7.104185	-28.96%	731	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.349292	14.761857	10.58%	0	2005
	11.392292	13.349292	17.18%	0	2004
	8.205908	11.392292	38.83%	0	2003
	10.000000	8.205908	-17.94%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.607722	15.005949	10.28%	12,995	2005
	11.636162	13.607722	16.94%	13,733	2004
	8.405511	11.636162	38.43%	11,784	2003
	10.000000	8.405511	-15.94%	1,202	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.079355	15.374397	9.20%	481	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.674407	9.927473	2.62%	10,434	2005
	9.016576	9.674407	7.30%	10,655	2004
	7.469892	9.016576	20.71%	15,342	2003
	10.000000	7.469892	-25.30%	4,901	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.587807	9.709344	1.27%	29,622	2005
	8.514470	9.587807	12.61%	29,030	2004
	6.330796	8.514470	34.49%	29,979	2003
	10.000000	6.330796	-36.69%	9,422	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.889940	10.226987	3.41%	7,509	2005
	9.458357	9.889940	4.56%	7,173	2004
	7.200074	9.458357	31.36%	11,292	2003
	10.000000	7.200074	-28.00%	8,651	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.848289	12.419543	4.82%	17,560	2005
	10.480958	11.848289	13.05%	15,698	2004
	8.536736	10.480958	22.77%	16,053	2003
	10.000000	8.536736	-14.63%	995	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.896831	9.940300	0.44%	2,304	2005
	9.559918	9.896831	3.52%	0	2004
	8.274817	9.559918	15.53%	0	2003
	10.000000	8.274817	-17.25%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.249454	12.215142	8.58%	2,011	2005
	10.427760	11.249454	7.88%	0	2004
	7.937093	10.427760	31.38%	0	2003
	10.000000	7.937093	-20.63%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.124221	11.389945	2.39%	14,441	2005
	10.665990	11.124221	4.30%	20,527	2004
	9.236951	10.665990	15.47%	19,226	2003
	10.000000	9.236951	-7.63%	13,797	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.395002	10.731966	3.24%	20,976	2005
	9.903455	10.395002	4.96%	21,222	2004
	7.697119	9.903455	28.66%	20,629	2003
	10.000000	7.697119	-23.03%	8,838	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.040128	14.675548	12.54%	0	2005
	11.115302	13.040128	17.32%	0	2004
	7.894020	11.115302	40.81%	0	2003
	10.000000	7.894020	-21.06%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.946559	14.538652	12.30%	19,222	2005
	11.062001	12.946559	17.04%	19,246	2004
	7.864982	11.062001	40.65%	20,670	2003
	10.000000	7.864982	-21.35%	7,504	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.539692	12.990315	12.57%	0	2005
	10.000000	11.539692	15.40%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.522606	12.938136	12.28%	6,922	2005
	10.000000	11.522606	15.23%	2,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.572462	12.664500	0.73%	0	2005
	11.719537	12.572462	7.28%	0	2004
	9.603193	11.719537	22.04%	0	2003
	10.000000	9.603193	-3.97%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.883564	11.330500	4.11%	22,962	2005
	10.128590	10.883564	7.45%	32,619	2004
	8.136771	10.128590	24.48%	42,761	2003
	10.000000	8.136771	-18.63%	9,570	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.926691	15.071787	8.22%	0	2005
	11.845461	13.926691	17.57%	0	2004
	8.334376	11.845461	42.13%	0	2003
	10.000000	8.334376	-16.66%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.890134	13.005504	0.90%	9,405	2005
	12.074690	12.890134	6.75%	10,905	2004
	10.468453	12.074690	15.34%	14,076	2003
	10.000000	10.468453	4.68%	5,181	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.450952	13.935435	3.60%	25	2005
	12.296362	13.450952	9.39%	25	2004
	10.000000	12.296362	22.96%	25	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.731315	12.958826	10.46%	0	2005
	10.255110	11.731315	14.39%	0	2004
	8.104436	10.255110	26.54%	0	2003
	10.000000	8.104436	-18.96%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.159691	14.921148	5.38%	0	2005
	11.395302	14.159691	24.26%	0	2004
	7.734536	11.395302	47.33%	0	2003
	10.000000	7.734536	-22.65%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.419822	10.842793	4.06%	2,023	2005
	10.076730	10.419822	3.40%	2,097	2004
	8.194146	10.076730	22.97%	0	2003
	10.000000	8.194146	-18.06%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.404073	12.102605	-2.43%	0	2005
	11.802343	12.404073	5.10%	0	2004
	10.120955	11.802343	16.61%	0	2003
	10.000000	10.120955	1.21%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.697846	18.570098	11.21%	0	2005
	14.211342	16.697846	17.50%	0	2004
	10.512321	14.211342	35.19%	0	2003
	10.000000	10.512321	5.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.708704	10.773852	0.61%	0	2005
	10.442804	10.708704	2.55%	0	2004
	10.247193	10.422804	1.91%	0	2003
	10.000000	10.247193	2.47%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.795237	15.881504	7.34%	0	2005
	13.147801	14.795237	12.53%	0	2004
	10.557896	13.147801	24.53%	0	2003
	10.000000	10.557896	5.60%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.936698	15.257099	2.15%	0	2005
	13.159206	14.936698	13.51%	0	2004
	10.856312	13.159206	21.21%	0	2003
	10.000000	10.856312	8.56%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.094287	16.988989	12.55%	0	2005
	13.124596	15.094287	15.01%	0	2004
	10.276400	13.124596	27.72%	0	2003
	10.000000	10.276400	2.76%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.974564	19.802866	10.17%	0	2005
	14.701378	17.974564	22.26%	0	2004
	10.786571	14.701378	36.29%	0	2003
	10.000000	10.786571	7.87%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.358581	10.599662	2.33%	78	2005
	10.109894	10.358581	2.46%	78	2004
	10.000000	10.109894	1.10%	78	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.097154	19.652656	14.95%	837	2005
	12.762538	17.097154	33.96%	4,972	2004
	10.000000	12.762538	27.63%	837	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.943112	12.241771	2.50%	37,995	2005
	10.330703	11.943112	15.61%	37,548	2004
	8.024234	10.330703	28.74%	47,894	2003
	10.000000	8.024234	-19.76%	22,730	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.160820	9.708133	5.97%	14,048	2005
	8.714448	9.160820	5.12%	14,924	2004
	6.967759	8.714448	25.07%	23,956	2003
	10.000000	6.967759	-30.32%	11,069	2002

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.226919	11.647475	3.75%	103,095	2005
	10.293732	11.226919	9.07%	90,599	2004
	7.848145	10.293732	31.16%	82,217	2003
	10.000000	7.848145	-21.52%	35,660	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.146320	10.840947	6.85%	6,594	2005
	9.697196	10.146320	4.63%	18,590	2004
	7.628504	9.697196	27.12%	6,580	2003
	10.000000	7.628504	-23.71%	1,006	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.744915	12.667691	7.86%	0	2005
	10.334094	11.744915	13.65%	0	2004
	7.758677	10.334094	33.19%	0	2003
	10.000000	7.758677	-22.41%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.029409	11.859145	7.52%	0	2005
	10.000000	11.029409	10.29%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.072600	15.141344	15.83%	2,531	2005
	10.739369	13.072600	21.73%	2,823	2004
	8.486795	10.739369	26.54%	6,474	2003
	10.000000	8.486795	-15.13%	3,607	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.020998	12.730146	5.90%	0	2005
	10.733300	12.020998	12.00%	0	2004
	8.567534	10.733300	25.28%	0	2003
	10.000000	8.567534	-14.32%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.474938	10.890728	3.97%	0	2005
	10.064331	10.474938	4.08%	0	2004
	8.177033	10.064331	23.08%	0	2003
	10.000000	8.177033	-18.23%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.336242	9.679887	3.68%	9,463	2005
	8.994006	9.336242	3.81%	10,184	2004
	7.322068	8.994006	22.83%	8,969	2003
	10.000000	7.322068	-26.78%	5,247	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.412717	11.746786	2.93%	25,906	2005
	10.428037	11.412717	9.44%	27,565	2004
	8.017175	10.428037	30.07%	20,466	2003
	10.000000	8.017175	-19.83%	2,094	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.325904	18.719533	14.66%	17,468	2005
	13.284662	16.325904	22.89%	17,630	2004
	9.378586	13.284662	41.65%	27,781	2003
	10.000000	9.378586	-6.21%	14,345	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.575494	10.821365	13.01%	14,633	2005
	8.981652	9.575494	6.61%	16,082	2004
	7.398726	8.981652	21.39%	15,524	2003
	10.000000	7.398726	-26.01%	6,981	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.655318	15.377862	4.93%	21,842	2005
	12.507784	14.655318	17.17%	22,339	2004
	9.021757	12.507784	38.64%	23,613	2003
	10.000000	9.021757	-9.78%	7,927	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.300763	14.035313	5.52%	0	2005
	11.089928	13.300763	19.94%	0	2004
	8.179731	11.089928	35.58%	0	2003
	10.000000	8.179731	-18.20%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.281699	10.483470	1.96%	0	2005
	9.837878	10.281699	4.51%	0	2004
	7.934461	9.837878	23.99%	0	2003
	10.000000	7.934461	-20.66%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.616017	11.966974	3.02%	0	2005
	10.669550	11.616017	8.87%	0	2004
	8.446991	10.669550	26.31%	0	2003
	10.000000	8.446991	-15.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.146761	13.510602	2.77%	32,906	2005
	12.107122	13.146761	8.59%	33,463	2004
	10.000000	12.107122	21.07%	6,887	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.873504	11.211070	3.10%	9,682	2005
	10.091486	10.873504	7.75%	10,208	2004
	8.054925	10.091486	25.28%	8,013	2003
	10.000000	8.054925	-19.45%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.445777	10.453364	0.07%	2,483	2005
	9.910964	10.445777	5.40%	2,498	2004
	8.130621	9.910964	21.90%	2,536	2003
	10.000000	8.130621	-18.69%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.866475	12.948753	0.64%	39,176	2005
	11.869662	12.866475	8.40%	40,133	2004
	9.904156	11.869662	19.85%	32,631	2003
	10.000000	9.904156	-0.96%	10,575	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.252569	12.078167	7.34%	0	2005
	10.025450	11.252569	12.24%	0	2004
	7.726886	10.025450	29.75%	0	2003
	10.000000	7.726886	-22.73%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.697817	14.082516	10.91%	0	2005
	11.179147	12.697817	13.58%	0	2004
	8.110264	11.179147	37.84%	0	2003
	10.000000	8.110264	-18.90%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.093317	11.057929	-0.32%	0	2005
	10.879854	11.093317	1.96%	0	2004
	10.565900	10.879854	2.97%	0	2003
	10.000000	10.565900	5.66%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.145122	11.075534	-0.62%	32,213	2005
	10.962410	11.145122	1.67%	35,788	2004
	10.667089	10.962410	2.77%	47,768	2003
	10.000000	10.667089	6.67%	16,815	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.635699	11.068633	4.07%	0	2005
	9.704043	10.635699	9.60%	0	2004
	7.573088	9.704043	28.14%	0	2003
	9.272487	7.573088	-18.33%	0	2002
	9.929472	9.272487	-6.62%	0	2001
	9.316254	9.929472	6.58%	0	2000
	10.000000	9.316254	-6.84%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.526633	11.974577	3.89%	50,336	2005
	10.531033	11.526633	9.45%	57,610	2004
	8.230585	10.531033	27.95%	45,410	2003
	10.096273	8.230585	-18.48%	14,826	2002
	10.827267	10.096273	-6.75%	3,103	2001
	10.000000	10.827267	8.27%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.965428	8.283021	3.99%	539	2005
	7.839114	7.965428	1.61%	539	2004
	5.999654	7.839114	30.66%	539	2003
	8.735373	5.999654	-31.32%	539	2002
	10.791343	8.735373	-19.05%	8,906	2001
	12.330569	10.791343	-12.48%	10,916	2000
	10.000000	12.330569	23.31%	539	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.192218	6.428722	3.82%	56,788	2005
	6.102357	6.192218	1.47%	64,218	2004
	4.678914	6.102357	30.42%	65,430	2003
	6.821878	4.678914	-31.41%	28,553	2002
	8.441852	6.821878	-19.19%	3,451	2001
	10.000000	8.441852	-15.58%	864	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.767976	8.845774	0.89%	0	2005
	8.139855	8.767976	7.72%	0	2004
	6.514991	8.139855	24.94%	0	2003
	6.389730	6.514991	1.96%	0	2002
	7.371133	6.389730	-13.31%	0	2001
	9.679099	7.371133	-23.84%	0	2000
	10.000000	9.679099	-3.21%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.473189	9.537576	0.68%	30,535	2005
	8.801322	9.473189	7.63%	33,546	2004
	7.056444	8.801322	24.73%	30,731	2003
	6.942163	7.056444	1.65%	3,359	2002
	8.011610	6.942163	-13.35%	1,133	2001
	10.000000	8.011610	-19.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.873037	11.025175	1.40%	0	2005
	10.918092	10.873037	-0.41%	0	2004
	10.985900	10.918092	-0.62%	0	2003
	10.978600	10.985900	0.07%	0	2002
	10.713587	10.978600	2.47%	2,045	2001
	10.238387	10.713587	4.64%	0	2000
	10.000000	10.238387	2.38%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.933233	11.629234	17.07%	0	2005
	8.894971	9.933233	11.67%	0	2004
	6.312260	8.894971	40.92%	0	2003
	8.053339	6.312260	-21.62%	0	2002
	10.396864	8.053339	-22.54%	7,861	2001
	13.067686	10.396864	-20.44%	9,748	2000
	10.000000	13.067686	30.68%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.969239	9.315081	16.89%	7,477	2005
	7.147224	7.969239	11.50%	8,969	2004
	5.077927	7.147224	40.75%	7,166	2003
	6.487750	5.077927	-21.73%	1,330	2002
	8.363990	6.487750	-22.43%	161	2001
	10.000000	8.363990	-16.36%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.033330	12.912051	17.03%	0	2005
	10.000000	11.033330	10.33%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.014450	12.870128	16.85%	2,899	2005
	10.000000	11.014450	10.14%	2,117	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.189722	11.680987	4.39%	0	2005
	10.238060	11.189722	9.30%	0	2004
	7.760077	10.238060	31.93%	0	2003
	9.362696	7.760077	-17.12%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.134117	11.596002	4.15%	1,307	2005
	10.200411	11.134117	9.15%	1,307	2004
	7.750531	10.200411	31.61%	0	2003
	9.362709	7.750531	-17.22%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.137395	10.367483	2.27%	0	2005
	9.778212	10.137395	3.67%	0	2004
	8.427977	9.778212	16.02%	0	2003
	9.396957	8.427977	-10.31%	0	2002
	9.974006	9.396957	-5.79%	0	2001
	10.564193	9.974006	-5.59%	0	2000
	10.000000	10.564193	5.64%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.528407	9.730875	2.12%	1,518	2005
	9.206638	9.528407	3.49%	1,518	2004
	7.951733	9.206638	15.78%	1,518	2003
	8.883133	7.951733	-10.49%	1,518	2002
	9.442327	8.883133	-5.92%	393	2001
	10.000000	9.442327	-5.58%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.875650	9.065170	2.14%	0	2005
	8.521194	8.875650	4.16%	0	2004
	7.031903	8.521194	21.18%	0	2003
	8.461230	7.031903	-16.89%	0	2002
	9.297750	8.461230	-9.00%	0	2001
	10.810265	9.297750	-13.99%	0	2000
	10.000000	10.810265	8.10%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.223411	8.380699	1.91%	1,806	2005
	7.911639	8.223411	3.94%	1,806	2004
	6.535322	7.911639	21.06%	1,806	2003
	7.890448	6.535322	-17.17%	1,806	2002
	8.679190	7.890448	-9.09%	354	2001
	10.000000	8.679190	-13.21%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.413264	13.123425	14.98%	572	2005
	10.056233	11.413264	13.49%	572	2004
	7.962109	10.056233	26.30%	572	2003
	8.933644	7.962109	-10.88%	572	2002
	10.360545	8.933644	-13.77%	9,702	2001
	11.285979	10.360545	-8.20%	11,897	2000
	10.000000	11.285979	12.86%	572	1999*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.087339	11.578897	14.79%	116,331	2005
	8.901874	10.087339	13.32%	140,456	2004
	7.056755	8.901874	26.15%	85,716	2003
	7.933544	7.056755	-11.05%	18,060	2002
	9.211994	7.933544	-13.88%	556	2001
	10.000000	9.211994	-7.88%	556	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.773332	9.049819	3.15%	765	2005
	8.060356	8.773332	8.85%	1,475	2004
	6.379069	8.060356	26.36%	1,475	2003
	8.338036	6.379069	-23.49%	1,475	2002
	9.641192	8.338036	-13.52%	1,475	2001
	10.802136	9.641192	-10.75%	1,475	2000
	10.000000	10.802136	8.02%	765	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.198905	13.272964	0.56%	691	2005
	12.841371	13.198905	2.78%	707	2004
	12.404623	12.841371	3.52%	723	2003
	11.424622	12.404623	8.58%	443	2002
	10.705289	11.424622	6.72%	541	2001
	9.780998	10.705289	9.45%	0	2000
	10.000000	9.780998	-2.19%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.215641	9.792180	6.26%	0	2005
	8.496522	9.215641	8.46%	0	2004
	6.617605	8.496522	28.39%	0	2003
	9.129753	6.617605	-27.52%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.088935	9.636274	6.02%	23,606	2005
	8.399945	9.088935	8.20%	24.791	2004
	6.552177	8.399945	28.20%	11,058	2003
	9.074349	6.552177	-27.79%	110	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.546141	9.920791	3.92%	0	2005
	9.202385	9.546141	3.74%	0	2004
	7.957246	9.202385	15.65%	0	2003
	8.862535	7.957246	-10.21%	0	2002
	9.165506	8.862535	-3.31%	0	2001
	9.740797	9.165506	-5.91%	0	2000
	10.000000	9.740797	-2.59%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.894860	10.275101	3.84%	10,606	2005
	9.563564	9.894860	3.46%	12,201	2004
	8.277726	9.563564	15.53%	14,265	2003
	9.237597	8.277726	-10.39%	13,412	2002
	9.567701	9.237597	-3.45%	2,815	2001
	10.000000	9.567701	-4.32%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.860697	8.167728	19.05%	0	2005
	6.884489	6.860697	-0.35%	0	2004
	5.589135	6.884489	23.18%	0	2003
	6.122434	5.589135	-8.71%	0	2002
	8.716039	6.122434	-29.76%	0	2001
	10.000000	8.716039	-12.84%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.822370	8.101693	18.75%	1,288	2005
	6.845534	6.822370	-0.34%	1,319	2004
	5.569356	6.845534	22.91%	1,235	2003
	6.122437	5.569356	-9.03%	228	2002
	8.716033	6.122437	-29.76%	743	2001
	10.000000	8.716033	-12.84%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.842224	9.356161	5.81%	0	2005
	8.497113	8.842224	4.06%	0	2004
	6.986435	8.497113	21.62%	0	2003
	8.522859	6.986435	-18.03%	0	2002
	9.503349	8.522859	-10.32%	0	2001
	10.027355	9.503349	-5.23%	0	2000
	10.000000	10.027355	0.27%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.040298	9.554394	5.69%	19,671	2005
	8.706390	9.040298	3.84%	21,396	2004
	7.167473	8.706390	21.47%	24,563	2003
	8.759735	7.167473	-18.18%	19,620	2002
	9.784346	8.759735	-10.47%	945	2001
	10.000000	9.784346	-2.16%		2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.998216	7.496847	7.13%	0	2005
	6.643024	6.998216	5.35%	0	2004
	5.206579	6.643024	27.59%	0	2003
	6.776524	5.206579	-23.17%	0	2002
	8.049698	6.776524	-15.82%	0	2001
	9.876485	8.049698	-18.50%	0	2000
	10.000000	9.876485	-1.24%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.312358	7.820057	6.94%	483	2005
	6.952188	7.312358	5.18%	514	2004
	5.459709	6.952188	27.34%	545	2003
	7.114268	5.459709	-23.26%	0	2002
	8.470902	7.114268	-16.02%	662	2001
	10.000000	8.470902	-15.29%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.949349	29.020806	16.32%	0	2005
	20.320880	24.949349	22.78%	0	2004
	14.907770	20.320880	36.31%	0	2003
	16.814244	14.907770	-11.34%	0	2002
	17.684052	16.814244	-4.92%	0	2001
	13.456992	17.684052	31.41%	0	2000
	10.000000	13.456992	34.57%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.610305	18.128826	16.13%	62,556	2005
	12.726188	15.610305	22.66%	55,314	2004
	9.354629	12.726188	36.04%	44,877	2003
	10.566070	9.354629	-11.47%	5,986	2002
	11.130134	10.566070	-5.07%	687	2001
	10.000000	11.130134	11.30%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.768091	13.894538	0.92%	0	2005
	12.274971	13.768091	12.16%	0	2004
	7.905586	12.274971	55.27%	0	2003
	10.000000	7.905586	-20.94%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.967456	13.070238	0.79%	13,991	2005
	11.576207	12.967456	12.02%	18,059	2004
	7.475794	11.576207	54.85%	52,255	2003
	10.000000	7.475794	-25.24%	3,345	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.977998	12.220949	2.03%	0	2005
	10.941779	11.977998	9.47%	0	2004
	8.904196	10.941779	22.88%	0	2003
	10.000000	8.904196	-10.96%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.814674	12.844170	8.71%	0	2005
	10.100469	11.814674	16.97%	0	2004
	7.743777	10.100469	30.43%	0	2003
	10.000000	7.743777	-22.56%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.428702	4.29%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.424537	20.085879	30.22%	861	2005
	13.015345	15.424537	18.51%	1,327	2004
	8.032466	13.015345	62.03%	127	2003
	10.000000	8.032466	-19.68%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.731602	15.295088	30.38%	368	2005
	10.000000	11.731602	17.32%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.027273	11.205458	1.62%	69,302	2005
	10.852544	11.027273	1.61%	74,204	2004
	10.812736	10.852544	0.37%	77,253	2003
	10.000000	10.812736	8.13%	12,788	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.824218	11.003738	1.66%	85,232	2005
	10.511196	10.824218	2.98%	88,811	2004
	9.899381	10.511196	6.18%	93,200	2003
	10.000000	9.899381	-1.01%	18,394	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.226800	11.543261	2.82%	174,995	2005
	10.647097	11.226800	5.44%	195,157	2004
	9.516511	10.647097	11.88%	171,334	2003
	10.000000	9.516511	-4.83%	38,044	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.509122	11.930752	3.66%	758,817	2005
	10.677986	11.509122	7.78%	780,031	2004
	9.039050	10.677986	18.13%	736,885	2003
	10.000000	9.039050	-9.61%	203,720	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.833389	12.468121	5.36%	296,492	2005
	10.728387	11.833389	10.30%	316,801	2004
	8.608934	10.728387	24.62%	318,489	2003
	10.000000	8.608934	-13.91%	105,295	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.045069	12.793023	6.21%	134,104	2005
	10.735134	12.045069	12.20%	132,924	2004
	8.273086	10.735134	29.76%	85,102	2003
	10.000000	8.273086	-17.27%	12,305	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.784628	9.885394	1.03%	18,139	2005
	9.863696	9.784628	-0.80%	17,240	2004
	9.961759	9.863696	-0.98%	23,840	2003
	10.000000	9.961759	-0.38%	2,992	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.464644	12.613064	10.02%	7,983	2005
	10.000000	11.464644	14.65%	6,230	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.490583	13.778453	10.31%	0	2005
	10.968137	12.490583	13.88%	0	2004
	8.277870	10.968137	32.50%	0	2003
	10.000000	8.277870	-17.22%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.832978	13.029628	10.11%	33,717	2005
	10.411154	11.832978	13.66%	37,068	2004
	7.878199	10.411154	32.15%	45,165	2003
	10.000000	7.878199	-21.22%	10,942	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.478980	11.109486	6.02%	5,860	2005
	9.410180	10.478980	11.36%	8,208	2004
	7.133330	9.410180	31.92%	8,942	2003
	10.000000	7.133330	-28.67%	2,229	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.631839	13.826577	1.43%	0	2005
	11.810405	13.631839	15.42%	0	2004
	7.651755	11.810405	54.35%	0	2003
	10.000000	7.651755	-23.48%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.586559	12.730241	1.14%	13,769	2005
	10.932961	12.586559	15.12%	15,636	2004
	7.101763	10.932961	53.95%	16,525	2003
	10.000000	7.101763	-28.98%	2,592	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.331833	14.735089	10.53%	0	2005
	11.383185	13.331833	17.12%	0	2004
	8.203502	11.383185	38.76%	0	2003
	10.000000	8.203502	-17.96%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.587878	14.976491	10.22%	22,498	2005
	11.625089	13.587878	16.88%	18,500	2004
	8.401765	11.625089	38.36%	3,525	2003
	10.000000	8.401765	-15.98%	573	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.067422	15.353585	9.14%	1,626	2005
	12.170561	14.067422	15.59%	1,659	2004
	10.000000	12.170561	21.71%	1,222	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.660292	9.907969	2.56%	19,454	2005
	9.007982	9.660292	7.24%	18,575	2004
	7.466562	9.007982	20.64%	17,815	2003
	10.000000	7.466562	-25.33%	2,208	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.573808	9.690255	1.22%	48,095	2005
	8.506349	9.573808	12.55%	52,401	2004
	6.327967	8.506349	34.42%	38,670	2003
	10.000000	6.327967	-36.72%	16,370	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.875485	10.206875	3.36%	20,409	2005
	9.449333	9.875485	4.51%	22,242	2004
	7.196858	9.449333	31.30%	36,748	2003
	10.000000	7.196858	-28.03%	474	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.830979	12.395114	4.77%	46,423	2005
	10.470964	11.830979	12.99%	45,009	2004
	8.532925	10.470964	22.71%	46,977	2003
	10.000000	8.532925	-14.67%	13,596	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.883878	9.922256	0.39%	0	2005
	9.552257	9.883878	3.47%	0	2004
	8.272381	9.552257	15.47%	0	2003
	10.000000	8.272381	-17.28%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.234727	12.192973	8.53%	0	2005
	10.419402	11.234727	7.83%	0	2004
	7.934756	10.419402	31.31%	0	2003
	10.000000	7.934756	-20.65%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.109665	11.369266	2.34%	0	2005
	10.657447	11.109665	4.24%	0	2004
	9.234238	10.657447	15.41%	0	2003
	10.000000	9.234238	-7.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.262512	11.842802	5.15%	70	2005
	10.000000	11.262512	12.63%	4,385	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.379807	10.710859	3.19%	47,861	2005
	9.893991	10.379807	4.91%	48,602	2004
	7.693679	9.893991	28.60%	55,029	2003
	10.000000	7.693679	-23.06%	5,545	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.023077	14.648935	12.48%	0	2005
	11.106404	13.023077	17.26%	0	2004
	7.891700	11.106404	40.74%	0	2003
	10.000000	7.891700	-21.08%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.927665	14.510090	12.24%	11,338	2005
	11.051460	12.927665	16.98%	13,465	2004
	7.861475	11.051460	40.58%	38,743	2003
	10.000000	7.861475	-21.39%	5,798	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.535818	12.979389	12.51%	0	2005
	10.000000	11.535818	15.36%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.518744	12.927265	12.23%	28,429	2005
	10.000000	11.518744	15.19%	2,156	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.556011	12.641526	0.68%	0	2005
	11.710142	12.556011	7.22%	0	2004
	9.600368	11.710142	21.98%	0	2003
	10.000000	9.600368	-4.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.867656	11.308206	4.05%	67,670	2005
	10.118926	10.867656	7.40%	70,831	2004
	8.133139	10.118926	24.42%	57,144	2003
	10.000000	8.133139	-18.67%	13,867	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.908468	15.044450	8.17%	0	2005
	11.835975	13.908468	17.51%	0	2004
	8.331924	11.835975	42.06%	0	2003
	10.000000	8.331924	-16.68%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.871328	12.979940	0.84%	48,247	2005
	12.063199	12.871328	6.70%	49,566	2004
	10.463799	12.063199	15.29%	30,282	2003
	10.000000	10.463799	4.64%	15,995	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.715948	12.935295	10.41%	0	2005
	10.246878	11.715948	14.34%	0	2004
	8.102045	10.246878	26.47%	0	2003
	10.000000	8.102045	-18.98%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.141190	14.894119	5.32%	0	2005
	11.386179	14.141190	24.20%	0	2004
	7.732257	11.386179	47.26%	0	2003
	10.000000	7.732257	-22.68%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.406188	10.823120	4.01%	448	2005
	10.068649	10.406188	3.35%	1,000	2004
	8.191740	10.068649	22.91%	856	2003
	10.000000	8.191740	-18.08%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.390071	12.082824	-2.48%	6,669	2005
	11.795016	12.390071	5.04%	6,574	2004
	10.119811	11.795016	16.55%	3,432	2003
	10.000000	10.119811	1.20%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.679013	18.539768	11.16%	0	2005
	14.202517	16.679013	17.44%	0	2004
	10.511132	14.202517	35.12%	0	2003
	10.000000	10.511132	5.11%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.696624	10.756248	0.56%	0	2005
	10.436324	10.696624	2.49%	0	2004
	10.246038	10.436324	1.86%	0	2003
	10.000000	10.246038	2.46%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.778579	15.855595	7.29%	0	2005
	13.139665	14.778579	12.47%	0	2004
	10.556709	13.139665	24.47%	0	2003
	10.000000	10.556709	5.60%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.919842	15.232167	2.09%	3,633	2005
	13.151041	14.919842	13.45%	3,710	2004
	10.855088	13.151041	21.15%	2,068	2003
	10.000000	10.855088	8.55%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.077261	16.961243	12.50%	2,542	2005
	13.116458	15.077261	14.95%	2,831	2004
	10.275240	13.116458	27.65%	1,542	2003
	10.000000	10.275240	2.75%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.954330	19.770560	10.12%	0	2005
	14.692279	17.954330	22.20%	0	2004
	10.785354	14.692279	36.22%	0	2003
	10.000000	10.785354	7.85%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.349803	10.585324	2.28%	11,370	2005
	10.106459	10.349803	2.41%	11,370	2004
	10.000000	10.106459	1.06%	2,333	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.082684	19.626089	14.89%	1,650	2005
	12.758203	17.082684	33.90%	3,335	2004
	10.000000	12.758203	27.58%	97	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.925671	12.217707	2.45%	37,088	2005
	10.320860	11.925671	15.55%	39,697	2004
	8.020657	10.320860	28.68%	28,038	2003
	10.000000	8.020657	-19.79%	6,483	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.147438	9.689045	5.92%	18,689	2005
	8.706138	9.147438	5.07%	21,276	2004
	6.964652	8.706138	25.00%	19,635	2003
	10.000000	6.964652	-30.35%	7,872	2002*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.210537	11.624580	3.69%	5,509	2005
	10.283936	11.210537	9.01%	6,068	2004
	7.844654	10.283936	31.09%	5,246	2003
	10.000000	7.844654	-21.55%	256	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.131478	10.819600	6.79%	2,259	2005
	9.687922	10.131478	4.58%	2,167	2004
	7.625082	9.687922	27.05%	1,790	2003
	10.000000	7.625082	-23.75%	448	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.729549	12.644707	7.80%	0	2005
	10.325820	11.729549	13.59%	0	2004
	7.756394	10.325820	33.13%	0	2003
	10.000000	7.756394	-22.44%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.025694	11.849141	7.47%	0	2005
	10.000000	11.025694	10.26%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.053486	15.111553	15.77%	180	2005
	10.729121	13.053486	21.66%	180	2004
	8.483013	10.729121	26.48%	180	2003
	10.000000	8.483013	-15.17%	88	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	12.005246	12.707026	5.85%	0	2005
	10.724685	12.005246	11.94%	0	2004
	8.565014	10.724685	25.22%	0	2003
	10.000000	8.565014	-14.35%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.461201	10.870939	3.92%	0	2005
	10.056240	10.461201	4.03%	0	2004
	8.174618	10.056240	23.02%	0	2003
	10.000000	8.174618	-18.25%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.322604	9.660853	3.63%	0	2005
	8.985434	9.322604	3.75%	0	2004
	7.318801	8.985434	22.77%	0	2003
	10.000000	7.318801	-26.81%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.396044	11.723685	2.88%	13,530	2005
	10.418097	11.396044	9.39%	13,721	2004
	8.013599	10.418097	30.01%	1,807	2003
	10.000000	8.013599	-19.86%	847	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.302048	18.682724	14.60%	508	2005
	13.271994	16.302048	22.83%	508	2004
	9.374408	13.271994	41.58%	508	2003
	10.000000	9.374408	-6.26%	131	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.561481	10.800062	12.95%	873	2005
	8.973065	9.561481	6.56%	873	2004
	7.395417	8.973065	21.33%	873	2003
	10.000000	7.395417	-26.05%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.633923	15.347622	4.88%	436	2005
	12.495864	14.633923	17.11%	520	2004
	9.017733	12.495864	38.57%	505	2003
	10.000000	9.017733	-9.82%	268	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.283336	14.009832	5.47%	0	2005
	11.081028	13.283336	19.87%	0	2004
	8.177318	11.081028	35.51%	0	2003
	10.000000	8.177318	-18.23%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.268230	10.464436	1.91%	0	2005
	9.829979	10.268230	4.46%	0	2004
	7.932118	9.829979	23.93%	0	2003
	10.000000	7.932118	-20.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.600825	11.945266	2.97%	0	2005
	10.661008	11.600825	8.82%	0	2004
	8.444506	10.661008	26.25%	0	2003
	10.000000	8.444506	-15.55%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.135613	13.492308	2.72%	7,928	2005
	12.103004	13.135613	8.53%	9,609	2004
	10.000000	12.103004	21.03%	9,609	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.858748	11.190186	3.05%	3,344	2005
	10.082921	10.858748	7.69%	3,344	2004
	8.052177	10.082921	25.22%	2,469	2003
	10.000000	8.052177	-19.48%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.431623	10.433920	0.02%	1,138	2005
	9.902567	10.431623	5.34%	1,138	2004
	8.127854	9.902567	21.83%	1,138	2003
	10.000000	8.127854	-18.72%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.847698	12.923300	0.59%	318	2005
	11.858353	12.847698	8.34%	318	2004
	9.899745	11.858353	19.78%	318	2003
	10.000000	9.899745	-1.00%	194	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.237820	12.056234	7.28%	0	2005
	10.017407	11.237820	12.18%	0	2004
	7.724613	10.017407	29.68%	0	2003
	10.000000	7.724613	-22.75%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.681203	14.056971	10.85%	0	2005
	11.170194	12.681203	13.53%	0	2004
	8.107876	11.170194	37.77%	0	2003
	10.000000	8.107876	-18.92%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.078790	11.037853	-0.37%	0	2005
	10.871120	11.078790	1.91%	0	2004
	10.562794	10.871120	2.92%	0	2003
	10.000000	10.562794	5.63%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.130022	11.054918	-0.67%	1,353	2005
	10.953127	11.130022	1.62%	1,405	2004
	10.663471	10.953127	2.72%	1,054	2003
	10.000000	10.663471	6.63%	255	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.605101	11.031193	4.02%	0	2005
	9.681038	10.605101	9.55%	0	2004
	7.558984	9.681038	28.07%	0	2003
	9.259938	7.558984	-18.37%	0	2002
	9.921112	9.259938	-6.66%	0	2001
	9.313103	9.921112	6.53%	0	2000
	10.000000	9.313103	-6.87	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.499345	11.940175	3.83%	18,994	2005
	10.511435	11.499345	9.40%	18,491	2004
	8.219435	10.511435	27.89%	16,019	2003
	10.087731	8.219435	-18.52%	10,568	2002
	10.823636	10.087731	-6.80%	10,445	2001
	10.000000	10.823636	8.24%	903	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.942514	8.255015	3.93%	1,183	2005
	7.820539	7.942514	1.56%	1,183	2004
	5.988475	7.820539	30.59%	1,183	2003
	8.723545	5.988475	-31.35%	1,183	2002
	10.782261	8.723545	-19.09%	1,183	2001
	12.326422	10.782261	-12.53%	1,183	2000
	10.000000	12.326422	23.26%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.177533	6.410231	3.77%	21,329	2005
	6.090989	6.177533	1.42%	23,901	2004
	4.672569	6.090989	30.36%	21,967	2003
	6.816105	4.672569	-31.45%	17,764	2002
	8.439022	6.816105	-19.23%	17,235	2001
	10.000000	8.439022	-15.61%	2,693	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.742779	8.815884	0.84%	0	2005
	8.120580	8.742779	7.66%	0	2004
	6.502866	8.120580	24.88%	0	2003
	6.381075	6.502866	1.91%	0	2002
	7.364926	6.381075	-13.36%	0	2001
	9.675845	7.364926	-23.88%	0	2000
	10.000000	9.675845	-3.24%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.450755	9.510170	0.63%	13,867	2005
	8.784943	9.450755	7.58%	16,659	2004
	7.046881	8.784943	24.66%	16,600	2003
	6.936271	7.046881	1.59%	8,879	2002
	8.008912	6.936271	-13.39%	5,106	2001
	10.000000	8.008912	-19.91%	1,173	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.841740	10.987871	1.35%	220	2005
	10.892200	10.841740	-0.46%	220	2004
	10.965421	10.892200	-0.67%	220	2003
	10.963705	10.965421	0.02%	220	2002
	10.704521	10.963705	2.42%	220	2001
	10.234896	10.704521	4.59%	19	2000
	10.000000	10.234896	2.35%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.904679	11.589934	17.01%	0	2005
	8.873906	9.904679	11.62%	0	2004
	6.300495	8.873906	40.84%	0	2003
	8.042427	6.300495	-21.66%	0	2002
	10.388105	8.042427	-22.58%	0	2001
	13.063292	10.388105	-20.48%	0	2000
	10.000000	13.063292	30.63%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.950342	9.288282	16.83%	3,576	2005
	7.133903	7.950342	11.44%	3,671	2004
	5.071035	7.133903	40.68%	4,183	2003
	6.482249	5.071035	-21.77%	4,308	2002
	8.361180	6.482249	-22.47%	3,671	2001
	10.000000	8.361180	-16.39%	651	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.029625	12.901185	16.97%	0	2005
	10.000000	11.029625	10.30%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.169355	11.653819	4.34%	0	2005
	10.224617	11.169355	9.24%	0	2004
	7.753824	10.224617	31.87%	0	2003
	9.359916	7.753824	-17.16%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.113850	11.569036	4.10%	1,022	2005
	10.187022	11.113850	9.10%	1,085	2004
	7.744281	10.187022	31.54%	1,153	2003
	9.359921	7.744281	-17.26%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.108269	10.332459	2.22%	0	2005
	9.755070	10.108269	3.62%	0	2004
	8.412307	9.755070	15.96%	0	2003
	9.384260	8.412307	-10.36%	0	2002
	9.965624	9.384260	-5.83%	0	2001
	10.560644	9.965624	-5.63%	0	2000
	10.000000	10.560644	5.61%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.505833	9.702906	2.07%	0	2005
	9.189494	9.505833	3.44%	0	2004
	7.940957	9.189494	15.72%	0	2003
	8.875610	7.940957	-10.53%	0	2002
	9.439153	8.875610	-5.97%	538	2001
	10.000000	9.439153	-5.61%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.850144	9.034541	2.08%	0	2005
	8.501023	8.850144	4.11%	0	2004
	7.018820	8.501023	21.12%	0	2003
	8.449786	7.018820	-16.93%	0	2002
	9.289927	8.449786	-9.04%	0	2001
	10.806627	9.289927	-14.03%	0	2000
	10.000000	10.806627	8.07%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.203921	8.356600	1.86%	1,400	2005
	7.896903	8.203921	3.89%	1,868	2004
	6.526461	7.896903	21.00%	1,959	2003
	7.883758	6.526461	-17.22%	2,063	2002
	8.676267	7.883758	-9.13%	3,233	2001
	10.000000	8.676267	-13.24%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.380451	13.079064	14.93%	641	2005
	10.032425	11.380451	13.44%	641	2004
	7.947299	10.032425	26.24%	641	2003
	8.921562	7.947299	-10.92%	1,283	2002
	10.351820	8.921562	-13.82%	1,283	2001
	11.282174	10.351820	-8.25%	1,680	2000
	10.000000	11.282174	12.82%	397	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.063424	11.545592	14.73%	21,966	2005
	8.885285	10.063424	13.26%	22,018	2004
	7.047191	8.885285	26.08%	8,640	2003
	7.926820	7.047191	-11.10%	5,439	2002
	9.208896	7.926820	-13.92%	3,952	2001
	10.000000	9.208896	-7.91%	1,440	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.748095	9.019219	3.10%	6,758	2005
	8.041257	8.748095	8.79%	7,022	2004
	6.367186	8.041257	26.29%	7,301	2003
	8.326755	6.367186	-23.53%	8,332	2002
	9.633081	8.326755	-13.56%	8,728	2001
	10.798506	9.633081	-10.79%	3,975	2000
	10.000000	10.798506	7.99%	271	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.160976	13.228121	0.51%	867	2005
	12.810977	13.160976	2.73%	907	2004
	12.381549	12.810977	3.47%	2,369	2003
	11.409163	12.381549	8.52%	2,464	2002
	10.696269	11.409163	6.66%	0	2001
	9.777709	10.696269	9.39%	0	2000
	10.000000	9.777709	-2.22%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.196920	9.767337	6.20%	0	2005
	8.483578	9.196920	8.41%	0	2004
	6.610881	8.483578	28.33%	0	2003
	9.125124	6.610881	-27.55%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.070508	9.611862	5.97%	872	2005
	8.387166	9.070508	8.15%	1,005	2004
	6.545526	8.387166	28.14%	1,246	2003
	9.069748	6.545526	-27.83%	101	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.518694	9.887253	3.87%	0	2005
	9.180591	9.518694	3.68%	0	2004
	7.942441	9.180591	15.59%	0	2003
	8.850550	7.942441	-10.26%	0	2002
	9.157788	8.850550	-3.35%	0	2001
	9.737517	9.157788	-5.95%	0	2000
	10.000000	9.737517	-2.62%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.871459	10.245618	3.79%	2,550	2005
	9.545784	9.871459	3.41%	2,706	2004
	8.266526	9.545784	15.48%	3,142	2003
	9.229781	8.266526	-10.44%	2,527	2002
	9.564490	9.229781	-3.50%	2,761	2001
	10.000000	9.564490	-4.36%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.845886	8.145958	18.99%	0	2005
	6.873120	6.845886	-0.40%	0	2004
	5.582744	6.873120	23.11%	0	2003
	6.118547	5.582744	-8.76%	0	2002
	8.714972	6.118547	-29.79%	0	2001
	10.000000	8.714972	-12.85%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.807663	8.080131	18.69%	2,056	2005
	6.834248	6.807663	-0.39%	2,279	2004
	5.562994	6.834248	22.85%	2,665	2003
	6.118558	5.562994	-9.08%	1,316	2002
	8.714972	6.118558	-29.79%	1,466	2001
	10.000000	8.714972	-12.85%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.816824	9.324558	5.76%	0	2005
	8.477009	8.816824	4.01%	0	2004
	6.973440	8.477009	21.56%	0	2003
	8.511339	6.973440	-18.07%	0	2002
	9.495348	8.511339	-10.36%	0	2001
	10.023974	9.495348	-5.27%	0	2000
	10.000000	10.023974	0.24%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	9.018882	9.526918	5.63%	0	2005
	8.690175	9.018882	3.78%	0	2004
	7.157764	8.690175	21.41%	0	2003
	8.752315	7.157764	-18.22%	280	2002
	9.781054	8.752315	-10.52%	280	2001
	10.000000	9.781054	-2.19%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.978052	7.471459	7.07%	0	2005
	6.627255	6.978052	5.29%	0	2004
	5.196863	6.627255	27.52%	0	2003
	6.767329	5.196863	-23.21%	0	2002
	8.042899	6.767329	-15.86%	0	2001
	9.873148	8.042899	-18.54%	0	2000
	10.000000	9.873148	-1.27%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.294991	7.797539	6.89%	536	2005
	6.939222	7.294991	5.13%	546	2004
	5.452301	6.939222	27.27%	757	2003
	7.108237	5.452301	-23.30%	2,012	2002
	8.468056	7.108237	-16.06%	2,105	2001
	10.000000	8.468056	-15.32%	24	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.877690	28.922800	16.26%	329	2005
	20.272807	24.877690	22.71%	329	2004
	14.880053	20.272807	36.24%	329	2003
	16.791512	14.880053	-11.38%	0	2002
	17.669167	16.791512	-4.97%	0	2001
	13.452461	17.669167	31.35%	0	2000
	10.000000	13.452461	34.52%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.573295	18.076677	16.07%	12,239	2005
	12.702460	15.573295	22.60%	12,321	2004
	9.341936	12.702460	35.97%	6,077	2003
	10.557109	9.341936	-11.51%	5,388	2002
	11.126391	10.557109	-5.12%	5,450	2001
	10.000000	11.126391	11.26%	752	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.750097	13.869345	0.87%	0	2005
	12.265141	13.750097	12.11%	0	2004
	7.903268	12.265141	55.19%	0	2003
	10.000000	7.903268	-20.97%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.949881	13.045908	0.74%	6,295	2005
	11.566397	12.949881	11.96%	6,047	2004
	7.473249	11.566397	54.77%	2,415	2003
	10.000000	7.473249	-25.27%	99	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.962323	12.198781	1.98%	0	2005
	10.933016	11.962323	9.41%	0	2004
	8.901580	10.933016	22.82%	0	2003
	10.000000	8.901580	-10.98%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.799206	12.820857	8.66%	0	2005
	10.092368	11.799206	16.91%	0	2004
	7.741504	10.092368	30.37%	0	2003
	10.000000	7.741504	-22.58%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.425180	4.25%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.401993	20.046383	30.15%	0	2005
	13.002924	15.401993	18.45%	0	2004
	8.028879	13.002924	61.95%	0	2003
	10.000000	8.028879	-19.71%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.727649	15.282194	30.31%	0	2005
	10.000000	11.727649	17.28%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	11.011173	11.183423	1.56%	6,684	2005
	10.842205	11.011173	1.56%	6,807	2004
	10.807921	10.842205	0.32%	4,631	2003
	10.000000	10.807921	8.08%	60	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.808390	10.982077	1.61%	14,493	2005
	10.501163	10.808390	2.93%	14,397	2004
	9.894966	10.501163	6.13%	27,181	2003
	10.000000	9.894966	-1.05%	42	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.210399	11.520555	2.77%	48,871	2005
	10.636952	11.210399	5.39%	53,365	2004
	9.512275	10.636952	11.82%	32,617	2003
	10.000000	9.512275	-4.88%	4,998	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.492324	11.907296	3.61%	216,738	2005
	10.667820	11.492324	7.73%	246,718	2004
	9.035026	10.667820	18.07%	227,370	2003
	10.000000	9.035026	-9.65%	41,432	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.816095	12.443590	5.31%	117,030	2005
	10.718152	11.816095	10.24%	121,130	2004
	8.605087	10.718152	24.56%	89,748	2003
	10.000000	8.605087	-13.95%	4	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.027474	12.767869	6.16%	53,307	2005
	10.724904	12.027474	12.15%	54,233	2004
	8.269399	10.724904	29.69%	7,641	2003
	10.000000	8.269399	-17.31%	71	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.770143	9.865756	0.98%	0	2005
	9.854100	9.770143	-0.85%	0	2004
	9.957125	9.854100	-1.03%	0	2003
	10.000000	9.957125	-0.43%	1,348	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.460775	12.602422	9.96%	0	2005
	10.000000	11.460775	14.61%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.474208	13.753426	10.25%	0	2005
	10.959328	12.474208	13.82%	0	2004
	8.275425	10.959328	32.43%	0	2003
	10.000000	8.275425	-17.25%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.816930	13.005372	10.06%	312	2005
	10.402316	11.816930	13.60%	312	2004
	7.875509	10.402316	32.08%	308	2003
	10.000000	7.875509	-21.24%	82	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.463688	11.087661	5.96%	554	2005
	9.401213	10.463688	11.30%	658	2004
	7.130149	9.401213	31.85%	662	2003
	10.000000	7.130149	-28.70%	274	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.614008	13.801500	1.38%	0	2005
	11.800946	13.614008	15.36%	0	2004
	7.649510	11.800946	54.27%	0	2003
	10.000000	7.649510	-23.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.569516	12.706555	1.09%	2,041	2005
	10.923700	12.569516	15.07%	2,126	2004
	7.099346	10.923700	53.87%	2,291	2003
	10.000000	7.099346	-29.01%	559	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.314364	14.708339	10.47%	0	2005
	11.374044	13.314364	17.06%	0	2004
	8.201086	11.374044	38.69%	0	2003
	10.000000	8.201086	-17.99%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.568020	14.947045	10.16%	0	2005
	11.614004	13.568020	16.82%	0	2004
	8.398016	11.614004	38.29%	0	2003
	10.000000	8.398016	-16.02%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.055507	15.332818	9.09%	1,469	2005
	12.166439	14.055507	15.53%	1,469	2004
	10.000000	12.166439	21.66%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.646164	9.888458	2.51%	5,314	2005
	8.999388	9.646164	7.19%	5,153	2004
	7.463225	8.999388	20.58%	1,836	2003
	10.000000	7.463225	-25.37%	95	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.559819	9.671194	1.17%	6,796	2005
	8.498250	9.559819	12.49%	6,892	2004
	6.325148	8.498250	34.36%	3,593	2003
	10.000000	6.325148	-36.75%	277	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.861057	10.186799	3.30%	1,281	2005
	9.440334	9.861057	4.46%	1,098	2004
	7.193649	9.440334	31.23%	936	2003
	10.000000	7.193649	-28.06%	34	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.813709	12.370749	4.72%	5,742	2005
	10.460990	11.813709	12.93%	5,855	2004
	8.529120	10.460990	22.65%	2,569	2003
	10.000000	8.529120	-14.71%	547	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.870932	9.904246	0.34%	0	2005
	9.544596	9.870932	3.42%	0	2004
	8.269946	9.544596	15.41%	0	2003
	10.000000	8.269946	-17.30%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.220030	12.170854	8.47%	0	2005
	10.411063	11.220030	7.77%	0	2004
	7.932422	10.411063	31.25%	0	2003
	10.000000	7.932422	-20.68%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.095104	11.348621	2.28%	0	2005
	10.648888	11.095104	4.19%	0	2004
	9.231517	10.648888	15.35%	0	2003
	10.000000	9.231517	-7.68%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.364638	10.689783	3.14%	16,894	2005
	9.884564	10.364638	4.86%	17,236	2004
	7.690247	9.884564	28.53%	5,949	2003
	10.000000	7.690247	-23.10%	1,130	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.006026	14.622348	12.43%	0	2005
	11.097498	13.006026	17.20%	0	2004
	7.889378	11.097498	40.66%	0	2003
	10.000000	7.889378	-21.11%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.908763	14.481532	12.18%	2,179	2005
	11.040909	12.908763	16.92%	2,179	2004
	7.857962	11.040909	40.51%	4,171	2003
	10.000000	7.857962	-21.42%	898	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.531935	12.968449	12.46%	0	2005
	10.000000	11.531935	15.32%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.514872	12.916367	12.17%	2,252	2005
	10.000000	11.514872	15.15%	2,160	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.539573	12.618568	0.63%	0	2005
	11.700756	12.539573	7.17%	0	2004
	9.597547	11.700756	21.91%	0	2003
	10.000000	9.597547	-4.02%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.851782	11.285964	4.00%	13,771	2005
	10.109284	10.851782	7.34%	13,552	2004
	8.129514	10.109284	24.35%	11,885	2003
	10.000000	8.129514	-18.70%	2,704	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.890264	15.017140	8.11%	0	2005
	11.826493	13.890264	17.45%	0	2004
	8.329479	11.826493	41.98%	0	2003
	10.000000	8.329479	-16.71%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.852542	12.954424	0.79%	7,526	2005
	12.051704	12.852542	6.65%	6,653	2004
	10.459140	12.051704	15.23%	1,218	2003
	10.000000	10.459140	4.59%	112	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.428187	13.897765	3.50%	0	2005
	12.288020	13.428187	9.28%	0	2004
	10.000000	12.288020	22.88%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.700619	12.911822	10.35%	0	2005
	10.238670	11.700619	14.28%	0	2004
	8.099663	10.238670	26.41%	0	2003
	10.000000	8.099663	-19.00%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.122666	14.867077	5.27%	0	2005
	11.377048	14.122666	24.13%	0	2004
	7.729985	11.377048	47.18%	0	2003
	10.000000	7.729985	-22.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.392558	10.803472	3.95%	0	2005
	10.060577	10.392558	3.30%	0	2004
	8.189325	10.060577	22.85%	0	2003
	10.000000	8.189325	-18.11%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.376097	12.063079	-2.53%	447	2005
	11.787691	12.376097	4.99%	447	2004
	10.118671	11.787691	16.49%	447	2003
	10.000000	10.118671	1.19%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.660205	18.509483	11.10%	0	2005
	14.193712	16.660205	17.38%	0	2004
	10.509951	14.193712	35.05%	0	2003
	10.000000	10.509951	5.10%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.684553	10.738663	0.51%	0	2005
	10.429846	10.684553	2.44%	0	2004
	10.244883	10.429846	1.81%	0	2003
	10.000000	10.244883	2.45%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.761913	15.829691	7.23%	0	2005
	13.131515	14.761913	12.42%	0	2004
	10.555518	13.131515	24.40%	0	2003
	10.000000	10.555518	5.56%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.903018	15.207275	2.04%	208	2005
	13.142886	14.903018	13.39%	208	2004
	10.853866	13.142886	21.09%	208	2003
	10.000000	10.853866	8.54%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.060248	16.933522	12.44%	207	2005
	13.108307	15.060248	14.89%	207	2004
	10.274080	13.108307	27.59%	207	2003
	10.000000	10.274080	2.74%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.934086	19.738276	10.06%	0	2005
	14.683177	17.934086	22.14%	0	2004
	10.784140	14.683177	36.16%	0	2003
	10.000000	10.784140	7.84%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.341028	10.570988	2.22%	468	2005
	10.103021	10.341028	2.36%	468	2004
	10.000000	10.103021	1.03%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.068213	19.599534	14.83%	0	2005
	12.753877	17.068213	33.83%	0	2004
	10.000000	12.753877	27.54%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.908257	12.193685	2.40%	30,408	2005
	10.311016	11.908257	15.49%	32,719	2004
	8.017082	10.311016	28.61%	21,631	2003
	10.000000	8.017082	-19.83%	6,062	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.134061	9.669977	5.87%	17,487	2005
	8.697830	9.134061	5.02%	21,007	2004
	6.961535	8.697830	24.94%	18,573	2003
	10.000000	6.961535	-30.38%	3,021	2002*

Optional Benefits Elected (Total 1.70%)
(Variable count charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.194139	11.601695	3.64%	25,090	2005
	10.274118	11.194139	8.95%	26,608	2004
	7.841146	10.274118	31.03%	20,671	2003
	10.000000	7.841146	-21.59%	2,416	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.116673	10.798318	6.74%	7,772	2005
	9.678689	10.116673	4.53%	7,445	2004
	7.621680	9.678689	26.99%	7,242	2003
	10.000000	7.621680	-23.78%	499	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.714166	12.621721	7.75%	0	2005
	10.317532	11.714166	13.54%	0	2004
	7.754111	10.317532	33.06%	0	2003
	10.000000	7.754111	-22.46%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.021997	11.839172	7.41%	0	2005
	10.000000	11.021997	10.22%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.034430	15.081854	15.71%	409	2005
	10.718895	13.034430	21.60%	409	2004
	8.479227	10.718895	26.41%	409	2003
	10.000000	8.479227	-15.21%	239	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.989513	12.683944	5.79%	0	2005
	10.716082	11.989513	11.88%	0	2004
	8.562488	10.716082	25.15%	0	2003
	10.000000	8.562488	-14.38%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.447504	10.851202	3.86%	0	2005
	10.048182	10.447504	3.97%	0	2004
	8.172209	10.048182	22.96%	0	2003
	10.000000	8.172209	-18.28%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.308957	9.641817	3.58%	1,027	2005
	8.976845	9.308957	3.70%	1,027	2004
	7.315526	8.976845	22.71%	913	2003
	10.000000	7.315526	-26.84%	526	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.379408	11.700640	2.82%	1,749	2005
	10.408172	11.379408	9.33%	1,418	2004
	8.010029	10.408172	29.94%	923	2003
	10.000000	8.010029	-19.90%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.278228	18.645974	14.55%	0	2005
	13.259341	16.278228	22.77%	956	2004
	9.370222	13.259341	41.51%	3,652	2003
	10.000000	9.370222	-6.30%	3,702	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.547500	10.778812	12.90%	154	2005
	8.964513	9.547500	6.50%	154	2004
	7.392116	8.964513	21.27%	`204	2003
	10.000000	7.392116	-26.08%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.612519	15.317407	4.82%	13,444	2005
	12.483935	14.612519	17.05%	12,700	2004
	9.013710	12.483935	38.50%	12,188	2003
	10.000000	9.013710	-9.86%	4,029	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.265949	13.984408	5.42%	0	2005
	11.072160	13.265949	19.81%	0	2004
	8.174916	11.072160	35.44%	0	2003
	10.000000	8.174916	-18.25%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.254769	10.445415	1.86%	0	2005
	9.822093	10.254769	4.41%	0	2004
	7.929788	9.822093	23.86%	0	2003
	10.000000	7.929788	-20.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.585616	11.923558	2.92%	0	2005
	10.652450	11.585616	8.76%	0	2004
	8.442019	10.652450	26.18%	0	2003
	10.000000	8.442019	-15.58%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.124497	13.474053	2.66%	296	2005
	12.098912	13.124497	8.48%	300	2004
	10.000000	12.098912	20.99%	1,110	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.844027	11.169347	3.00%	2,556	2005
	10.074369	10.844027	7.64%	2,651	2004
	8.049443	10.074369	25.16%	2,207	2003
	10.000000	8.049443	-19.51%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	143	2004
	8.125085	9.894163	21.77%	143	2003
	10.000000	8.125085	-18.75%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.828899	12.897849	0.54%	2,083	2005
	11.847031	12.828899	8.29%	2,083	2004
	9.895326	11.847031	19.72%	2,083	2003
	10.000000	9.895326	-1.05%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.223112	12.034354	7.23%	0	2005
	10.009372	11.223112	12.13%	0	2004
	7.722339	10.009372	29.62%	0	2003
	10.000000	7.722339	-22.78%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.664587	14.031447	10.79%	0	2005
	11.161229	12.664587	13.47%	0	2004
	8.105489	11.161229	37.70%	0	2003
	10.000000	8.105489	-18.95%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.064280	11.017808	-0.42%	0	2005
	10.862411	11.064280	1.86%	0	2004
	10.559695	10.862411	2.87%	0	2003
	10.000000	10.559695	5.60%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.114919	11.034309	-0.73%	6,552	2005
	10.943828	11.114919	1.56%	6,642	2004
	10.659835	10.943828	2.66%	6,113	2003
	10.000000	10.659835	6.60%	3,680	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.472094	11.905850	3.78%	7,187	2005
	10.491852	11.472094	9.34%	6,752	2004
	8.208296	10.491852	27.82%	4,782	2003
	10.079193	8.208296	-18.56%	1,553	2002
	10.820011	10.079193	-6.85%	43	2001
	10.000000	10.820011	8.20%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.162875	6.391776	3.71%	10,898	2005
	6.079615	6.162875	1.37%	12,773	2004
	4.666221	6.079615	30.29%	12,537	2003
	6.810319	4.666221	-31.48%	6,268	2002
	8.436186	6.810319	-19.27%	6,268	2001
	10.000000	8.436186	-15.64%	3,639	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.428352	9.482825	0.58%	205	2005
	8.768569	9.428352	7.52%	158	2004
	7.037332	8.768569	24.60%	118	2003
	6.930397	7.037332	1.54%	77	2002
	8.006220	6.930397	-13.44%	24	2001
	10.000000	8.006220	-19.94%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.810512	10.950666	1.30%	0	2005
	10.866353	10.810512	-0.51%	0	2004
	10.944964	10.866353	-0.72%	0	2003
	10.948819	10.944964	-0.04%	0	2002
	10.695455	10.948819	2.37%	0	2001
	10.231401	10.695455	4.54%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.931469	9.261535	16.77%	726	2005
	7.120587	7.931469	11.39%	1,437	2004
	5.064145	7.120587	40.61%	3,328	2003
	6.476740	5.064145	-21.81%	1,407	2002
	8.358362	6.476740	-22.51%	1,265	2001
	10.000000	8.358362	-16.42%	608	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.025913	12.890314	16.91%	0	2005
	10.000000	11.025913	10.26%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.007058	12.848462	16.73%	1,755	2005
	10.000000	11.007058	10.07%	1,444	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.148993	11.626680	4.28%	0	2005
	10.211171	11.148993	9.18%	0	2004
	7.747568	10.211171	31.80%	0	2003
	9.357136	7.747568	-17.20%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.093630	11.542131	4.04%	0	2005
	10.173655	11.093630	9.04%	0	2004
	7.738047	10.173655	31.48%	0	2003
	9.357144	7.738047	-17.30%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.079199	10.297528	2.17%	0	2005
	9.731960	10.079199	3.57%	0	2004
	8.396638	9.731960	15.90%	0	2003
	9.371547	8.396638	-10.40%	0	2002
	9.957220	9.371547	-5.88%	0	2001
	10.557084	9.957220	-5.68%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.483296	9.674991	2.02%	0	2005
	9.172373	9.483296	3.39%	0	2004
	7.930194	9.172373	15.66%	0	2003
	8.868090	7.930194	-10.58%	0	2002
	9.435985	8.868090	-6.02%	0	2001
	10.000000	9.435985	-5.64%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.824678	9.003974	2.03%	0	2005
	8.480874	8.824678	4.05%	0	2004
	7.005744	8.480874	21.06%	0	2003
	8.438337	7.005744	-16.98%	0	2002
	9.282090	8.438337	-9.09%	0	2001
	10.802974	9.282090	-14.08%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.184450	8.332547	1.81%	0	2005
	7.882170	8.184450	3.83%	0	2004
	6.517601	7.882170	20.94%	0	2003
	7.877067	6.517601	-17.26%	0	2002
	8.673347	7.877067	-9.18%	0	2001
	10.000000	8.673347	-13.27%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.039584	11.512407	14.67%	34,531	2005
	8.868737	10.039584	13.20%	34,145	2004
	7.037634	8.868737	26.02%	24,365	2003
	7.920110	7.037634	-11.14%	11,032	2002
	9.205805	7.920110	-13.97%	2,902	2001
	10.000000	9.205805	-7.94%	1,750	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.722926	8.988721	3.05%	4,376	2005
	8.022193	8.722926	8.73%	5,170	2004
	6.355320	8.022193	26.23%	5,048	2003
	8.315471	6.355320	-23.57%	4,912	2002
	9.624951	8.315471	-13.61%	4,764	2001
	10.794851	9.624951	-10.84%	2,702	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.123136	13.183401	0.46%	440	2005
	12.780645	13.123136	2.68%	330	2004
	12.358517	12.780645	3.42%	236	2003
	11.393734	12.358517	8.47%	128	2002
	10.687263	11.393734	6.61%	43	2001
	9.774410	10.687263	9.34%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.178232	9.742546	6.15%	0	2005
	8.470639	9.178232	8.35%	0	2004
	6.604150	8.470639	28.26%	0	2003
	9.120496	6.604150	-27.59%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.052057	9.587444	5.91%	2,346	2005
	8.374365	9.052057	8.09%	2,687	2004
	6.538869	8.374365	28.07%	1,583	2003
	9.065148	6.538869	-27.87%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.491339	9.853844	3.82%	0	2005
	9.158850	9.491339	3.63%	0	2004
	7.927650	9.158850	15.53%	0	2003
	8.838563	7.927650	-10.31%	0	2002
	9.150065	8.838563	-3.40%	0	2001
	9.734233	9.150065	-6.00%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.848019	10.216090	3.74%	1,682	2005
	9.527969	9.848019	3.36%	1,964	2004
	8.255306	9.527969	15.42%	1,964	2003
	9.221950	8.255306	-10.48%	1,964	2002
	9.561266	9.221950	-3.55%	1,964	2001
	10.000000	9.561266	-4.39%	1,152	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.831136	8.124287	18.93%	0	2005
	6.861790	6.831136	-0.45%	0	2004
	5.576369	6.861790	23.05%	0	2003
	6.114660	5.576369	-8.80%	0	2002
	8.713906	6.114660	-29.83%	0	2001
	10.000000	8.713906	-12.86%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.792938	8.058566	18.63%	228	2005
	6.822945	6.792938	-0.44%	228	2004
	5.556618	6.822945	22.79%	228	2003
	6.114650	5.556618	-9.13%	0	2002
	8.713899	6.114650	-29.83%	0	2001
	10.000000	8.713899	-12.86%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.791444	9.292999	5.71%	0	2005
	8.456900	8.791444	3.96%	0	2004
	6.960439	8.456900	21.50%	0	2003
	8.499804	6.960439	-18.11%	0	2002
	9.487345	8.499804	-10.41%	0	2001
	10.020589	9.487345	-5.32%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.997519	9.499559	5.58%	2,422	2005
	8.673997	8.997519	3.73%	2,404	2004
	7.148066	8.673997	21.35%	2,277	2003
	8.744908	7.148066	-18.26%	2,015	2002
	9.777778	8.744908	-10.56%	0	2001
	10.000000	9.777778	-2.22%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.869824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.277696	7.775099	6.83%	0	2005
	6.926285	7.277696	5.07%	0	2004
	5.444901	6.926285	27.21%	0	2003
	7.102214	5.444901	-23.34%	0	2002
	8.465213	7.102214	-16.10%	0	2001
	10.000000	8.465213	-15.35%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.806191	28.825064	16.20%	0	2005
	20.224812	24.806191	22.65%	0	2004
	14.852369	20.224812	36.17%	0	2003
	16.768811	14.852369	-11.43%	0	2002
	17.654305	16.768811	-5.02%	0	2001
	13.447936	17.654305	31.28%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.536406	18.024737	16.02%	12,867	2005
	12.678825	15.536406	22.54%	14,111	2004
	9.329285	12.678825	35.90%	11,990	2003
	10.548182	9.329285	-11.56%	9,425	2002
	11.122665	10.548182	-5.16%	4,253	2001
	10.000000	11.122665	11.23%	2,540	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.732058	13.844139	0.82%	0	2005
	12.255290	13.732058	12.05%	0	2004
	7.900936	12.255290	55.11%	0	2003
	10.000000	7.900936	-20.99%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.932313	13.021605	0.69%	1,477	2005
	11.556580	12.932313	11.90%	1,533	2004
	7.470696	11.556580	54.69%	1,044	2003
	10.000000	7.470696	-25.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.946646	12.176606	1.92%	0	2005
	10.924240	11.946646	9.36%	0	2004
	8.898962	10.924240	22.76%	0	2003
	10.000000	8.898962	-11.01%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.783755	12.797582	8.60%	0	2005
	10.084272	11.783755	16.85%	0	2004
	7.739221	10.084272	30.30%	0	2003
	10.000000	7.739221	-22.61%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.421681	4.22%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.379509	20.006981	30.09%	0	2005
	12.990544	15.379509	18.39%	0	2004
	8.025296	12.990544	61.87%	0	2003
	10.000000	8.025296	-19.75%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.723703	15.269326	30.24%	767	2005
	10.000000	11.723703	17.24%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.995063	11.161405	1.51%	2,616	2005
	10.831857	10.995063	1.51%	2,622	2004
	10.803103	10.831857	0.27%	2,212	2003
	10.000000	10.803103	8.03%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.792597	10.960469	1.56%	11,790	2005
	10.491152	10.792597	2.87%	12,770	2004
	9.890561	10.491152	6.07%	12,514	2003
	10.000000	9.890561	-1.09%	2,156	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.194012	11.497891	2.71%	15,990	2005
	10.626808	11.194012	5.34%	16,197	2004
	9.508030	10.626808	11.77%	10,365	2003
	10.000000	9.508030	-4.92%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.475511	11.883847	3.56%	21,119	2005
	10.657631	11.475511	7.67%	26,004	2004
	9.030991	10.657631	18.01%	19,696	2003
	10.000000	9.030991	9.69%	2,287	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.798821	12.419111	5.26%	35,652	2005
	10.707932	11.798821	10.19%	35,861	2004
	8.601254	10.707932	24.49%	7,784	2003
	10.000000	8.601254	-13.99%	5,055	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.009900	12.742739	6.10%	38,222	2005
	10.714675	12.009900	12.09%	39,043	2004
	8.265709	10.714675	29.63%	21,271	2003
	10.000000	8.265709	-17.34%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.755674	9.846151	0.93%	9,787	2005
	9.844512	9.755674	-0.90%	3,519	2004
	9.952495	9.844512	-1.08%	0	2003
	10.000000	9.952495	-0.48%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.456941	12.591824	9.91%	3,081	2005
	10.000000	11.456941	14.57%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.457864	13.728454	10.20%	0	2005
	10.950532	12.457864	13.76%	0	2004
	8.272984	10.950532	32.36%	0	2003
	10.000000	8.272984	-17.27%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.800910	12.981161	10.00%	2,148	2005
	10.393499	11.800910	13.54%	2,367	2004
	7.872833	10.393499	32.02%	1,798	2003
	10.000000	7.872833	-21.27%	1,041	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.448386	11.065828	5.91%	0	2005
	9.392238	10.448386	11.24%	0	2004
	7.126957	9.392238	31.78%	885	2003
	10.000000	7.126957	-28.73%	517	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.596173	13.776435	1.33%	0	2005
	11.791487	13.596173	15.30%	0	2004
	7.647260	11.791487	54.19%	0	2003
	10.000000	7.647260	-23.53%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	920	2003
	10.000000	7.096924	-29.03%	543	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.296931	14.681630	10.41%	0	2005
	11.364921	13.296931	17.00%	0	2004
	8.198662	11.364921	38.62%	0	2003
	10.000000	8.198662	-18.01%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.548202	14.917635	10.11%	6,535	2005
	11.602934	13.548202	16.77%	3,307	2004
	8.394271	11.602934	38.22%	1,061	2003
	10.000000	8.394271	-16.06%	41	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.632052	9.868998	2.46%	13,244	2005
	8.990793	9.632052	7.13%	12,299	2004
	7.459892	8.990793	20.52%	8,801	2003
	10.000000	7.459892	-25.40%	1,669	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.545848	9.652177	1.11%	5,917	2005
	8.490136	9.545848	12.43%	6,639	2004
	6.322320	8.490136	34.29%	4,179	2003
	10.000000	6.322320	-36.78%	893	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.846662	10.166759	3.25%	1,681	2005
	9.431340	9.846662	4.40%	6,442	2004
	7.190438	9.431340	31.17%	5,386	2003
	10.000000	7.190438	-28.10%	2,409	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.796443	12.346413	4.66%	13,040	2005
	10.451008	11.796443	12.87%	12,879	2004
	8.525313	10.451008	22.59%	7,834	2003
	10.000000	8.525313	-14.75%	4,988	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.858001	9.886257	0.29%	0	2005
	9.536942	9.858001	3.37%	0	2004
	8.267515	9.536942	15.35%	0	2003
	10.000000	8.267515	-17.32%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.205333	12.148753	8.42%	0	2005
	10.402713	11.205333	7.72%	0	2004
	7.930082	10.402713	31.18%	0	2003
	10.000000	7.930082	-20.70%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.080574	11.328021	2.23%	0	2005
	10.640349	11.080574	4.14%	0	2004
	9.228802	10.640349	15.30%	0	2003
	10.000000	9.228802	-7.71%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.254941	11.822846	5.05%	897	2005
	10.000000	11.254941	12.55%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.349493	10.668758	3.08%	12,781	2005
	9.875138	10.349493	4.80%	12,224	2004
	7.686814	9.875138	28.47%	8,362	2003
	10.000000	7.686814	-23.13%	194	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.988987	14.595798	12.37%	0	2005
	11.088586	12.988987	17.14%	0	2004
	7.887047	11.088586	40.59%	0	2003
	10.000000	7.887047	-21.13%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.889927	14.453068	12.13%	5,654	2005
	11.030404	12.889927	16.86%	6,010	2004
	7.854463	11.030404	40.43%	6,197	2003
	10.000000	7.854463	-21.46%	3,737	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.528063	12.957522	12.40%	0	2005
	10.000000	11.528063	15.28%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.511004	12.905485	12.11%	4,474	2005
	10.000000	11.511004	15.11%	4,026	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.523138	12.595647	0.58%	0	2005
	11.691365	12.523138	7.11%	0	2004
	9.594723	11.691365	21.85%	0	2003
	10.000000	9.594723	-4.05%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.835929	11.263768	3.95%	10,408	2005
	10.099652	10.835929	7.29%	10,604	2004
	8.125889	10.099652	24.29%	9,683	2003
	10.000000	8.125889	-18.74%	2,092	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.872076	14.989876	8.06%	0	2005
	11.817001	13.872076	17.39%	0	2004
	8.327018	11.817001	41.91%	0	2003
	10.000000	8.327018	-16.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.833750	12.928928	0.74%	256	2005
	12.040207	12.833750	6.59%	233	2004
	10.454481	12.040207	15.17%	81	2003
	10.000000	10.454481	4.54%	34	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.416801	13.878937	3.44%	96	2005
	12.283848	13.416801	9.22%	96	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.685298	12.888396	10.30%	0	2005
	10.230465	11.685298	14.22%	0	2004
	8.097278	10.230465	26.34%	0	2003
	10.000000	8.097278	-19.03%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.104173	14.840090	5.22%	0	2005
	11.367929	14.104173	24.07%	0	2004
	7.727707	11.367929	47.11%	0	2003
	10.000000	7.727707	-22.72%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.378938	10.783840	3.90%	569	2005
	10.052506	10.378938	3.25%	569	2004
	8.186913	10.052506	22.79%	287	2003
	10.000000	8.186913	-18.13%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.362133	12.043359	-2.58%	0	2005
	11.780381	12.362133	4.94%	0	2004
	10.117526	11.780381	16.44%	0	2003
	10.000000	10.117526	1.18%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.641414	18.479231	11.04%	0	2005
	14.184909	16.641414	17.32%	0	2004
	10.508766	14.184909	34.98%	0	2003
	10.000000	10.508766	5.09%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.672487	10.721098	0.46%	0	2005
	10.423369	10.672487	2.39%	0	2004
	10.243727	10.423369	1.75%	0	2003
	10.000000	10.243727	2.44%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.745245	15.803815	7.18%	0	2005
	13.123360	14.745245	12.36%	0	2004
	10.554325	13.123360	24.34%	0	2003
	10.000000	10.554325	5.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.886206	15.182421	1.99%	0	2005
	13.134737	14.886206	13.33%	0	2004
	10.852641	13.134737	21.03%	0	2003
	10.000000	10.852641	8.53%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.043240	16.905831	12.38%	0	2005
	13.100174	15.043240	14.83%	0	2004
	10.272918	13.100174	27.52%	0	2003
	10.000000	10.272918	2.73%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.913868	19.706034	10.00%	0	2005
	14.674066	17.913868	22.08%	0	2004
	10.782924	14.674066	36.09%	0	2003
	10.000000	10.782924	7.83%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.332268	10.556674	2.17%	59	2005
	10.099592	10.332268	2.30%	59	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.053759	19.573008	14.77%	0	2005
	12.749552	17.053759	33.76%	0	2004
	10.000000	12.749552	27.50%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.890851	12.169700	2.35%	18,731	2005
	10.301178	11.890851	15.43%	20,209	2004
	8.013499	10.301178	28.55%	13,582	2003
	10.000000	8.013499	-19.87%	7,533	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.120705	9.650952	5.81%	7,596	2005
	8.689526	9.120705	4.96%	9,476	2004
	6.958432	8.689526	24.88%	8,484	2003
	10.000000	6.958432	-30.42%	7,963	2002

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.177772	11.578860	3.59%	5,042	2005
	10.264324	11.177772	8.90%	6,736	2004
	7.837651	10.264324	30.96%	6,787	2003
	10.000000	7.837651	-21.62%	3,626	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.101863	10.777040	6.68%	0	2005
	9.669436	10.101863	4.47%	0	2004
	7.618277	9.669436	26.92%	0	2003
	10.000000	7.618277	-23.82%	204	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.698804	12.598790	7.69%	0	2005
	10.309240	11.698804	13.48%	0	2004
	7.751819	10.309240	32.99%	0	2003
	10.000000	7.751819	-22.48%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.018283	11.829178	7.36%	0	2005
	10.000000	11.018283	10.18%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.015346	15.052131	15.65%	125	2005
	10.708644	13.015346	21.54%	125	2004
	8.475432	10.708644	26.35%	125	2003
	10.000000	8.475432	-15.25%	279	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.973834	12.660936	5.74%	0	2005
	10.707501	11.973834	11.83%	0	2004
	8.559971	10.707501	25.09%	0	2003
	10.000000	8.559971	-14.40%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.433794	10.831465	3.81%	0	2005
	10.040103	10.433794	3.92%	0	2004
	8.169796	10.040103	22.89%	0	2003
	10.000000	8.169796	-18.30%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.295344	9.622833	3.52%	909	2005
	8.968280	9.295344	3.65%	909	2004
	7.312257	8.968280	22.65%	909	2003
	10.000000	7.312257	-26.88%	908	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.362746	11.677593	2.77%	16,584	2005
	10.398220	11.362746	9.28%	18,234	2004
	8.006442	10.398220	29.87%	10,195	2003
	10.000000	8.006442	-19.94%	5,402	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.254456	18.609305	14.49%	1,022	2005
	13.246699	16.254456	22.71%	3,474	2004
	9.366041	13.246699	41.43%	8,098	2003
	10.000000	9.366041	-6.34%	9,212	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.533538	10.757590	12.84%	1,454	2005
	8.955955	9.533538	6.45%	2,197	2004
	7.388819	8.955955	21.21%	2,349	2003
	10.000000	7.388819	-26.11%	957	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.591161	15.287265	4.77%	6,443	2005
	12.472021	14.591161	16.99%	7,928	2004
	9.009679	12.472021	38.43%	8,654	2003
	10.000000	9.009679	-9.90%	5,542	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.248584	13.959012	5.36%	0	2005
	11.063283	13.248584	19.75%	0	2004
	8.172507	11.063283	35.37%	0	2003
	10.000000	8.172507	-18.27%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.241337	10.426448	1.81%	0	2005
	9.814206	10.241337	4.35%	0	2004
	7.927440	9.814206	23.80%	0	2003
	10.000000	7.927440	-20.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.570435	11.901898	2.86%	0	2005
	10.643907	11.570435	8.70%	0	2004
	8.439531	10.643907	26.12%	0	2003
	10.000000	8.439531	-15.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.113372	13.455798	2.61%	4,785	2005
	12.094800	13.113372	8.42%	5,386	2004
	10.000000	12.094800	20.95%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.829328	11.148547	2.95%	51	2005
	10.065833	10.829328	7.59%	60	2004
	8.046698	10.065833	25.09%	60	2003
	10.000000	8.046698	-19.53%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.403340	10.395074	-0.08%	1,539	2005
	9.885766	10.403340	5.24%	1,558	2004
	8.122319	9.885766	21.71%	4,795	2003
	10.000000	8.122319	-18.78%	2,972	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.810159	12.872484	0.49%	3,479	2005
	11.835740	12.810159	8.23%	8,490	2004
	9.890919	11.835740	19.66%	32	2003
	10.000000	9.890919	-1.09%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.208394	12.012477	7.17%	0	2005
	10.001337	11.208394	12.07%	0	2004
	7.720054	10.001337	29.55%	0	2003
	10.000000	7.720054	-22.80%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.647996	14.005954	10.74%	0	2005
	11.152283	12.647996	13.41%	0	2004
	8.103101	11.152283	37.63%	0	2003
	10.000000	8.103101	-18.97%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.049791	10.997808	-0.47%	0	2005
	10.853711	11.049791	1.81%	0	2004
	10.556602	10.853711	2.81%	0	2003
	10.000000	10.556602	5.57%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.099842	11.013768	-0.78%	1,249	2005
	10.934545	11.099842	1.51%	14,685	2004
	10.656222	10.934545	2.61%	1,370	2003
	10.000000	10.656222	6.56%	891	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.544204	10.956738	3.91%	0	2005
	9.635243	10.544204	9.43%	0	2004
	7.530864	9.635243	27.94%	0	2003
	9.234883	7.530864	-18.45%	0	2002
	9.904395	9.234883	-6.76%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.444858	11.871548	3.73%	33,512	2005
	10.472282	11.444858	9.29%	41,791	2004
	8.197146	10.472282	27.76%	18,605	2003
	10.070646	8.197146	-18.60%	14,404	2002
	10.816373	10.070646	-6.89%	13,136	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.896862	8.199242	3.83%	0	2005
	7.783505	7.896862	1.46%	0	2004
	5.966173	7.783505	30.46%	0	2003
	8.699922	5.966173	-31.42%	0	2002
	10.764092	8.699922	-19.18%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.148248	6.373377	3.66%	22,681	2005
	6.068288	6.148248	1.32%	22,681	2004
	4.659883	6.068288	30.22%	22,844	2003
	6.804531	4.659883	-31.52%	18,758	2002
	8.433340	6.804531	-19.31%	17,595	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.692546	8.756341	0.73%	0	2005
	8.082144	8.692546	7.55%	0	2004
	6.478666	8.082144	24.75%	0	2003
	6.363800	6.478666	1.80%	0	2002
	7.352510	6.363800	-13.45%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.406006	9.455545	0.53%	6,180	2005
	8.752237	9.406006	7.47%	6,409	2004
	7.027783	8.752237	24.54%	6,660	2003
	6.924516	7.027783	1.49%	4,283	2002
	8.003519	6.924516	-13.48%	2,636	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.779369	10.913581	1.25%	9,170	2005
	10.840561	10.779369	-0.56%	9,170	2004
	10.924543	10.840561	-0.77%	9,170	2003
	10.933951	10.924543	-0.09%	9,170	2002
	10.686394	10.933951	2.32%	9,170	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.912675	9.234913	16.71%	2,277	2005
	7.107323	7.912675	11.33%	2,289	2004
	5.057278	7.107323	40.54%	4,423	2003
	6.471243	5.057278	-21.85%	3,921	2002
	8.355554	6.471243	-22.55%	952	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.022204	12.879439	16.85%	0	2005
	10.000000	11.022204	10.22%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	11.003353	12.837627	16.67%	43	2005
	10.000000	11.003353	10.03%	43	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.128692	11.599614	4.23%	0	2005
	10.197755	11.128692	9.13%	0	2004
	7.741314	10.197755	31.73%	0	2003
	9.354351	7.741314	-17.24%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.073406	11.515252	3.99%	33	2005
	10.160276	11.073406	8.99%	33	2004
	7.731804	10.160276	31.41%	0	2003
	9.354364	7.731804	-17.35%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.050212	10.262708	2.11%	0	2005
	9.708905	10.050212	3.52%	0	2004
	8.381004	9.708905	15.84%	0	2003
	9.358857	8.381004	-10.45%	0	2002
	9.948824	9.358857	-5.93%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.460800	9.647150	1.97%	8,800	2005
	9.155267	9.460800	3.34%	8,800	2004
	7.919423	9.155267	15.61%	8,800	2003
	8.860560	7.919423	-10.62%	8,800	2002
	9.432810	8.860560	-6.07%	8,800	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.799284	8.973509	1.98%	0	2005
	8.460773	8.799284	4.00%	0	2004
	6.992679	8.460773	20.99%	0	2003
	8.426898	6.992679	-17.02%	0	2002
	9.274256	8.426898	-9.14%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.165032	8.308559	1.76%	0	2005
	7.867464	8.165032	3.78%	0	2004
	6.508754	7.867464	20.88%	0	2003
	7.870380	6.508754	-17.30%	0	2002
	8.670421	7.870380	-9.23%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.315079	12.990759	14.81%	0	2005
	9.984934	11.315079	13.32%	0	2004
	7.917710	9.984934	26.11%	0	2003
	8.897411	7.917710	-11.01%	0	2002
	10.334368	8.879411	-13.90%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.015754	11.479258	14.61%	20,204	2005
	8.852184	10.015754	13.14%	20,426	2004
	7.028083	8.852184	25.95%	8,862	2003
	7.913380	7.028083	-11.19%	5,344	2002
	9.202708	7.913380	-14.01%	3,113	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.697841	8.958318	2.99%	0	2005
	8.003193	8.697841	8.68%	0	2004
	6.343490	8.003193	26.16%	0	2003
	8.304223	6.343490	-23.61%	0	2002
	9.616863	8.304223	-13.65%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.085373	13.138803	0.41%	1,741	2005
	12.750362	13.085373	2.63%	1,741	2004
	12.335513	12.750362	3.36%	1,741	2003
	11.378314	12.335513	8.41%	1,741	2002
	10.678258	11.378314	6.56%	1,078	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.159591	9.717831	6.09%	0	2005
	8.457729	9.159591	8.30%	0	2004
	6.597440	8.457729	28.20%	0	2003
	9.115871	6.597440	-27.63%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	9.033679	9.563126	5.86%	1,457	2005
	8.361620	9.033679	8.04%	1,457	2004
	6.532223	8.361620	28.01%	345	2003
	9.060551	6.532223	-27.90%	345	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.463995	9.820477	3.77%	0	2005
	9.137124	9.463995	3.58%	0	2004
	7.912880	9.137124	15.47%	0	2003
	8.826597	7.912880	-10.35%	0	2002
	9.142362	8.826597	-3.45%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.824669	10.186713	3.69%	0	2005
	9.510208	9.824669	3.31%	0	2004
	8.244106	9.510208	15.36%	72	2003
	9.214134	8.244106	-10.53%	72	2002
	9.558063	9.214134	-3.60%	72	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.816346	8.102595	18.87%	0	2005
	6.850426	6.816346	-0.50%	0	2004
	5.569971	6.850426	22.99%	0	2003
	6.110761	5.569971	-8.85%	0	2002
	8.712836	6.110761	-29.86%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.778262	8.037088	18.57%	5,896	2005
	6.811656	6.778262	-0.49%	5,896	2004
	5.550250	6.811656	22.73%	5,896	2003
	6.110762	5.550250	-9.17%	5,896	2002
	8.712831	6.110762	-29.86%	5,896	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.766160	9.261579	5.65%	0	2005
	8.436872	8.766160	3.90%	0	2004
	6.947481	8.436872	21.44%	0	2003
	8.488299	6.947481	-18.15%	0	2002
	9.479350	8.488299	-10.45%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.976160	9.472187	5.53%	4,730	2005
	8.657810	8.976160	3.68%	4,703	2004
	7.138348	8.657810	21.29%	4,675	2003
	8.737483	7.138348	-18.30%	4,635	2002
	9.774480	8.737483	-10.61%	2,124	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.260422	7.752718	6.78%	0	2005
	6.913355	7.260422	5.02%	0	2004
	5.437504	6.913355	27.14%	55	2003
	7.096176	5.437504	-23.37%	55	2002
	8.462366	7.096176	-16.14%	55	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.734852	28.727606	16.14%	0	2005
	20.176908	24.734852	22.59%	0	2004
	14.824714	20.176908	36.10%	0	2003
	16.746109	14.824714	-11.47%	0	2002
	17.639436	16.746109	-5.06%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.499574	17.972879	15.96%	11,684	2005
	12.655194	15.499574	22.48%	14,674	2004
	9.316635	12.655194	35.83%	13,632	2003
	10.539238	9.316635	-11.60%	14,050	2002
	11.118928	10.539238	-5.21%	5,178	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.714081	13.818995	0.77%	0	2005
	12.245469	13.714081	11.99%	0	2004
	7.898615	12.245469	55.03%	0	2003
	10.000000	7.898615	-21.01%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.914794	12.997377	0.64%	352	2005
	11.546790	12.914794	11.85%	352	2004
	7.468157	11.546790	54.61%	352	2003
	10.000000	7.468157	-25.32%	204	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.930996	12.154502	1.87%	0	2005
	10.915477	11.930996	9.30%	0	2004
	8.896338	10.915477	22.70%	0	2003
	10.000000	8.896338	-11.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.768303	12.774316	8.55%	0	2005
	10.076177	11.768303	16.79%	0	2004
	7.736939	10.076177	30.23%	0	2003
	10.000000	7.736939	-22.63%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.418162	4.18%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.357016	19.967602	30.02%	0	2005
	12.978140	15.357016	18.33%	0	2004
	8.021710	12.978140	61.79%	0	2003
	10.000000	8.021710	-19.78%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.719770	15.256471	30.18%	16	2005
	10.000000	11.719770	17.20%	16	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.978997	11.139448	1.46%	5,441	2005
	10.821525	10.978997	1.46%	5,612	2004
	10.798287	10.821525	0.22%	5,799	2003
	10.000000	10.798287	7.98%	877	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.776811	10.938886	1.50%	18,083	2005
	10.481143	10.776811	2.82%	27,029	2004
	9.886157	10.481143	6.02%	68,578	2003
	10.000000	9.886157	-1.14%	3,986	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.177625	11.475240	2.66%	11,206	2005
	10.616655	11.177625	5.28%	11,254	2004
	9.503787	10.616655	11.71%	10,586	2003
	10.000000	9.503787	-4.96%	898	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.458716	11.860430	3.51%	54,144	2005
	10.647444	11.458716	7.62%	49,845	2004
	9.026954	10.647444	17.95%	30,666	2003
	10.000000	9.026954	-9.73%	986	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.781544	12.394636	5.20%	21,452	2005
	10.697690	11.781544	10.13%	21,662	2004
	8.597400	10.697690	24.43%	12,507	2003
	10.000000	8.597400	-14.03%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.992330	12.717652	6.05%	11,870	2005
	10.704445	11.992330	12.03%	12,014	2004
	8.262021	10.704445	29.56%	14,264	2003
	10.000000	8.262021	-17.38%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.741216	9.826572	0.88%	4,462	2005
	9.834924	9.741216	-0.95%	5,102	2004
	9.947862	9.834924	-1.14%	330	2003
	10.000000	9.947862	-0.52%	1,234	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.453079	12.581194	9.85%	0	2005
	10.000000	11.453079	14.53%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.441538	13.703501	10.14%	0	2005
	10.941745	12.441538	13.71%	0	2004
	8.270550	10.941745	32.30%	0	2003
	10.000000	8.270550	-17.29%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.784898	12.956972	9.95%	6,062	2005
	10.384683	11.784898	13.48%	11,946	2004
	7.870146	10.384683	31.95%	4,207	2003
	10.000000	7.870146	-21.30%	2,818	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.433109	11.044043	5.86%	64	2005
	9.383285	10.433109	11.19%	64	2004
	7.123777	9.383285	31.72%	30	2003
	10.000000	7.123777	-28.76%	0	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.578356	13.751400	1.27%	0	2005
	11.782024	13.578356	15.25%	0	2004
	7.644996	11.782024	54.11%	0	2003
	10.000000	7.644996	-23.55%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.535451	12.659285	0.99%	131	2005
	10.905184	12.535451	14.95%	139	2004
	7.094503	10.905184	53.71%	28	2003
	10.000000	7.094503	-29.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.279527	14.654979	10.36%	0	2005
	11.355819	13.279527	16.94%	0	2004
	8.196255	11.355819	38.55%	0	2003
	10.000000	8.196255	-18.04%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.528397	14.888282	10.05%	583	2005
	11.591861	13.528397	16.71%	590	2004
	8.390518	11.591861	38.15%	512	2003
	10.000000	8.390518	-16.09%	318	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.031702	15.291335	8.98%	88	2005
	12.158184	14.031702	15.41%	101	2004
	10.000000	12.158184	21.58%	108	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.617973	9.849567	2.41%	3,959	2005
	8.982224	9.617973	7.08%	5,014	2004
	7.456558	8.982224	20.46%	5,066	2003
	10.000000	7.456558	-25.43%	3,393	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.531886	9.633159	1.06%	9,163	2005
	8.482034	9.531886	12.38%	9,174	2004
	6.319492	8.482034	34.22%	8,129	2003
	10.000000	6.319492	-36.81%	706	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.832232	10.146721	3.20%	1,783	2005
	9.422319	9.832232	4.35%	3,722	2004
	7.187217	9.422319	31.10%	5,817	2003
	10.000000	7.187217	-28.13%	6,928	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.779193	12.322106	4.61%	11,292	2005
	10.441038	11.779193	12.82%	11,373	2004
	8.521501	10.441038	22.53%	8,441	2003
	10.000000	8.521501	-14.78%	4,952	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.845071	9.868282	0.24%	0	2005
	9.529281	9.845071	3.31%	0	2004
	8.265074	9.529281	15.30%	0	2003
	10.000000	8.265074	-17.35%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.190650	12.126685	8.36%	0	2005
	10.394365	11.190650	7.66%	0	2004
	7.927753	10.394365	31.11%	0	2003
	10.000000	7.927753	-20.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.066075	11.307461	2.18%	0	2005
	10.631833	11.066075	4.08%	0	2004
	9.226099	10.631833	15.24%	0	2003
	10.000000	9.226099	-7.74%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.334345	10.647742	3.03%	1,369	2005
	9.865699	10.334345	4.75%	1,369	2004
	7.683371	9.865699	28.40%	1,369	2003
	10.000000	7.683371	-23.17%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.971963	14.569279	12.31%	0	2005
	11.079690	12.971963	17.08%	0	2004
	7.884715	11.079690	40.52%	0	2003
	10.000000	7.884715	-21.15%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.871053	14.424587	12.07%	0	2005
	11.019867	12.871053	16.80%	0	2004
	7.850948	11.019867	40.36%	0	2003
	10.000000	7.850948	-21.49%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.524186	12.946604	12.34%	0	2005
	10.000000	11.524186	15.24%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.507127	12.894589	12.06%	42	2005
	10.000000	11.507127	15.07%	42	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.506743	12.572777	0.53%	0	2005
	11.681995	12.506743	7.06%	0	2004
	9.591904	11.681995	21.79%	0	2003
	10.000000	9.591904	-4.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.820094	11.241602	3.90%	5,704	2005
	10.090010	10.820094	7.24%	5,723	2004
	8.122256	10.090010	24.23%	1,942	2003
	10.000000	8.122256	-18.78%	457	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.853897	14.962656	8.00%	0	2005
	11.807524	13.853897	17.33%	0	2004
	8.324573	11.807524	41.84%	0	2003
	10.000000	8.324573	-16.75%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.814968	12.903459	0.69%	760	2005
	12.028707	12.814968	6.54%	760	2004
	10.449811	12.028707	15.11%	736	2003
	10.000000	10.449811	4.50%	139	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.405421	13.860142	3.39%	0	2005
	12.279684	13.405421	9.17%	0	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.669965	12.864940	10.24%	0	2005
	10.222230	11.669965	14.16%	0	2004
	8.094886	10.222230	26.28%	0	2003
	10.000000	8.094886	-19.05%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.085699	14.813130	5.16%	0	2005
	11.358798	14.085699	24.01%	0	2004
	7.725427	11.358798	47.03%	0	2003
	10.000000	7.725427	-22.75%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.365337	10.764247	3.85%	0	2005
	10.044440	10.365337	3.19%	0	2004
	8.184501	10.044440	22.73%	0	2003
	10.000000	8.184501	-18.15%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.348171	12.023657	-2.63%	0	2005
	11.773066	12.348171	4.88%	0	2004
	10.116384	11.773066	16.38%	0	2003
	10.000000	10.116384	1.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.622627	18.449010	10.99%	0	2005
	14.176110	16.622627	17.26%	0	2004
	10.507582	14.176110	34.91%	0	2003
	10.000000	10.507582	5.08%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.660428	10.703553	0.40%	0	2005
	10.416889	10.660428	2.34%	0	2004
	10.242570	10.416889	1.70%	0	2003
	10.000000	10.242570	2.43%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.728590	15.777964	7.12%	0	2005
	13.115208	14.728590	12.30%	0	2004
	10.553132	13.115208	24.28%	0	2003
	10.000000	10.553132	5.53%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.869398	15.157591	1.94%	0	2005
	13.126578	14.869398	13.28%	0	2004
	10.851420	13.126578	20.97%	0	2003
	10.000000	10.851420	8.51%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	15.026278	16.878202	12.32%	0	2005
	13.092048	15.026278	14.77%	0	2004
	10.271758	13.092048	27.46%	0	2003
	10.000000	10.271758	2.72%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.893661	19.673834	9.95%	0	2005
	14.664971	17.893661	22.02%	0	2004
	10.781710	14.664971	36.02%	0	2003
	10.000000	10.781710	7.82%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.323495	10.542363	2.12%	87	2005
	10.096155	10.323495	2.25%	95	2004
	10.000000	10.096155	0.96%	54	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.039311	19.546518	14.71%	1,322	2005
	12.745226	17.039311	33.69%	5,246	2004
	10.000000	12.745226	27.45%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.873467	12.145742	2.29%	28,867	2005
	10.291354	11.873467	15.37%	35,951	2004
	8.009925	10.291354	28.48%	30,102	2003
	10.000000	8.009925	-19.90%	24,841	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.107384	9.631970	5.76%	15,953	2005
	8.681252	9.107384	4.91%	23,488	2004
	6.955324	8.681252	24.81%	24,919	2003
	10.000000	6.955324	-30.45%	21,225	2002*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.161413	11.556048	3.54%	3,506	2005
	10.254516	11.161413	8.84%	3,686	2004
	7.834146	10.254516	30.90%	1,539	2003
	10.000000	7.834146	-21.66%	1,007	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.087077	10.755814	6.63%	553	2005
	9.660208	10.087077	4.42%	553	2004
	7.614869	9.660208	26.86%	491	2003
	10.000000	7.614869	-23.85%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.683473	12.575887	7.64%	0	2005
	10.300971	11.683473	13.42%	0	2004
	7.749538	10.300971	32.92%	0	2003
	10.000000	7.749538	-22.50%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.014566	11.819189	7.31%	0	2005
	10.000000	11.014566	10.15%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.996323	15.022493	15.59%	140	2005
	10.698431	12.996323	21.48%	140	2004
	8.471657	10.698431	26.28%	140	2003
	10.000000	8.471657	-15.28%	64	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.958111	12.637893	5.68%	0	2005
	10.698898	11.958111	11.77%	0	2004
	8.557449	10.698898	25.02%	0	2003
	10.000000	8.557449	-14.43%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.420112	10.811776	3.76%	0	2005
	10.032052	10.420112	3.87%	0	2004
	8.167389	10.032052	22.83%	0	2003
	10.000000	8.167389	-18.33%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.281734	9.603866	3.47%	1,070	2005
	8.959702	9.281734	3.59%	1,070	2004
	7.308983	8.959702	22.58%	1,070	2003
	10.000000	7.308983	-26.91%	1,070	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.346121	11.654582	2.72%	40	2005
	10.388287	11.346121	9.22%	41	2004
	8.002863	10.388287	29.81%	43	2003
	10.000000	8.002863	-19.97%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.230668	18.572648	14.43%	122	2005
	13.234042	16.230668	22.64%	154	2004
	9.361858	13.234042	41.36%	161	2003
	10.000000	9.361858	-6.38%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.519586	10.736404	12.78%	0	2005
	8.947400	9.519586	6.39%	0	2004
	7.385513	8.947400	21.15%	0	2003
	10.000000	7.385513	-26.14%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.569818	15.257172	4.72%	1,414	2005
	12.460125	14.569818	16.93%	1,412	2004
	9.005661	12.460125	38.36%	1,441	2003
	10.000000	9.005661	-9.94%	942	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.231192	13.933611	5.31%	0	2005
	11.054386	13.231192	19.69%	0	2004
	8.170092	11.054386	35.30%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.227911	10.407496	1.76%	0	2005
	9.806332	10.227911	4.30%	0	2004
	7.925110	9.806332	23.74%	0	2003
	10.000000	7.925110	-20.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.555272	11.880269	2.81%	0	2005
	10.635365	11.555272	8.65%	0	2004
	8.437052	10.635365	26.06%	0	2003
	10.000000	8.437052	-15.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.102235	13.437553	2.56%	88	2005
	12.090686	13.102235	8.37%	66	2004
	10.000000	12.090686	20.91%	81	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.814626	11.127756	2.90%	3,214	2005
	10.057283	10.814626	7.53%	3,214	2004
	8.043954	10.057283	25.03%	2,570	2003
	10.000000	8.043954	-19.56%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.389216	10.375693	-0.13%	108	2005
	9.877373	10.389216	5.18%	120	2004
	8.119551	9.877373	21.65%	0	2003
	10.000000	8.119551	-18.80%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.791414	12.847118	0.44%	642	2005
	11.824440	12.791414	8.18%	1,798	2004
	9.886503	11.824440	19.60%	877	2003
	10.000000	9.886503	-1.13%	456	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.193696	11.990643	7.12%	0	2005
	9.993305	11.193696	12.01%	0	2004
	7.717782	9.993305	29.48%	0	2003
	10.000000	7.717782	-22.82%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.631411	13.980493	10.68%	0	2005
	11.143323	12.631411	13.35%	0	2004
	8.100705	11.143323	37.56%	0	2003
	10.000000	8.100705	-18.99%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.035282	10.977790	-0.52%	0	2005
	10.844974	11.035282	1.75%	0	2004
	10.553487	10.844974	2.76%	0	2003
	10.000000	10.553487	5.53%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.084790	10.993256	-0.83%	790	2005
	10.925276	11.084790	1.46%	1,186	2004
	10.652603	10.925276	2.56%	1,160	2003
	10.000000	10.652603	6.53%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.513858	10.919664	3.86%	0	2005
	9.612401	10.513858	9.38%	0	2004
	7.516835	9.612401	27.88%	0	2003
	9.222382	7.516835	-18.49%	0	2002
	9.896058	9.222382	-6.81%	0	2001
	9.303685	9.896058	6.37%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.417724	11.837409	3.68%	7,840	2005
	10.452773	11.417724	9.23%	7,880	2004
	8.186031	10.452773	27.69%	5,221	2003
	10.062105	8.186031	-18.64%	2,411	2002
	10.812739	10.062105	-6.94%	1,259	2001
	10.000000	10.812739	8.13%	85	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.874090	8.171451	3.78%	0	2005
	7.765017	7.874090	1.40%	0	2004
	5.955034	7.765017	30.39%	0	2003
	8.688117	5.955034	-31.46%	0	2002
	10.755009	8.688117	-19.22%	0	2001
	12.313961	10.755009	-12.66%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.133651	6.355014	3.61%	10,282	2005
	6.056963	6.133651	1.27%	10,550	2004
	4.653551	6.056963	30.16%	8,348	2003
	6.798758	4.653551	-31.55%	1,927	2002
	8.430504	6.798758	-19.36%	1,927	2001
	10.000000	8.430504	-15.69%	164	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.667545	8.726729	0.68%	0	2005
	8.062996	8.667545	7.50%	0	2004
	6.466604	8.062996	24.69%	0	2003
	6.355190	6.466604	1.75%	0	2002
	7.346312	6.355190	-13.49%	0	2001
	9.666051	7.346312	-24.00%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.383655	9.428291	0.48%	1,181	2005
	8.735892	9.383655	7.41%	3,621	2004
	7.018235	8.735892	24.47%	1,902	2003
	6.918628	7.018235	1.44%	715	2002
	8.000822	6.918628	-13.53%	0	2001
	10.000000	8.000822	-19.99%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.748291	10.876592	1.19%	8	2005
	10.814813	10.748291	-0.62%	8	2004
	10.904145	10.814813	-0.82%	6	2003
	10.919093	10.904145	-0.14%	0	2002
	10.677336	10.919093	2.26%	0	2001
	10.224413	10.677336	4.43%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.819415	11.472699	16.84%	0	2005
	8.810945	9.819415	11.45%	0	2004
	6.265330	8.810945	40.63%	0	2003
	8.009778	6.265330	-21.78%	0	2002
	10.361858	8.009778	-22.70%	0	2001
	13.050088	10.361858	-20.60%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.893881	9.208299	16.65%	0	2005
	7.094057	7.893881	11.27%	58	2004
	5.050398	7.094057	40.47%	74	2003
	6.465747	5.050398	-21.89%	59	2002
	8.352740	6.465747	-22.59%	59	2001
	10.000000	8.352740	-16.47%	34	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.018501	12.868580	16.79%	0	2005
	10.000000	11.018501	10.19%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.000000	10.999651	10.00%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	10.184329	11.108383	9.07%	0	2004
	7.735064	10.184329	31.66%	0	2003
	9.351563	7.735064	-17.29%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.146906	11.053210	8.93%	0	2004
	7.725552	10.146906	31.34%	0	2003
	9.351571	7.725552	-17.39%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.685875	10.021263	3.46%	0	2004
	8.365379	9.685875	15.79%	0	2003
	9.346180	8.365379	-10.49%	0	2002
	9.940444	9.346180	-5.98%	0	2001
	10.549959	9.940444	-5.78%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.138200	9.438361	3.28%	0	2004
	7.908689	9.138200	15.55%	0	2003
	8.853046	7.908689	-10.67%	0	2002
	9.429634	8.853046	6.11%	0	2001
	10.000000	9.429634	-5.70%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.440717	8.773962	3.95%	0	2004
	6.979663	8.440717	20.93%	0	2003
	8.415489	6.979663	-17.06%	0	2002
	9.266441	8.415489	-9.18%	0	2001
	10.795690	9.266441	-14.17%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	7.852802	8.145666	3.73%	0	2004
	6.499919	7.852802	20.81%	0	2003
	7.863704	6.499919	-17.34%	0	2002
	8.667505	7.863704	-9.27%	0	2001
	10.000000	8.667505	-13.32%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.961246	11.282485	13.26%	0	2004
	7.902955	9.961246	26.04%	0	2003
	8.885347	7.902955	-11.06%	0	2002
	10.325655	8.885347	-13.95%	0	2001
	11.270766	10.325655	-8.39%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	8.835658	9.991966	13.09%	6,759	2004
	7.018522	8.835658	25.89%	1,958	2003
	7.906658	7.018522	-11.23%	1,243	2002
	9.199607	7.906658	-14.05%	110	2001
	10.000000	9.199607	-8.00%	63	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	7.984198	8.672780	8.62%	54	2004
	6.331659	7.984198	26.10%	1,410	2003
	8.292965	6.331659	-23.65%	1,558	2002
	9.608747	8.292965	-13.69%	1,558	2001
	10.787578	9.608747	-10.93%	118	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.720133	13.047717	2.58%	0	2004
	12.312534	12.720133	3.31%	0	2003
	11.362894	12.312534	8.36%	0	2002
	10.669248	11.362894	6.50%	0	2001
	9.767809	10.669248	9.23%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	8.444833	9.140962	8.24%	0	2004
	6.590730	8.444833	28.13%	0	2003
	9.111251	6.590730	-27.66%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.348863	9.015306	7.98%	1,509	2004
	6.525579	8.348863	27.94%	1,114	2003
	9.055954	6.525579	-27.94%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.115481	9.436778	3.52%	0	2004
	7.898144	9.115481	15.41%	0	2003
	8.814639	7.898144	-10.40%	0	2002
	9.134653	8.814639	-3.50%	0	2001
	9.727660	9.134653	-6.10%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.492480	9.801356	3.25%	0	2004
	8.232919	9.492480	15.30%	0	2003
	9.206319	8.232919	-10.57%	157	2002
	9.554841	9.206319	-3.65%	157	2001
	10.000000	9.554841	-4.45%	92	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.839121	6.801636	-0.55%	0	2004
	5.563595	6.839121	22.93%	0	2003
	6.106876	5.563595	-8.90%	0	2002
	8.711768	6.106876	-29.90%	0	2001
	10.000000	8.711768	-12.88%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.800413	6.763623	-0.54%	147	2004
	5.543900	6.800413	22.66%	0	2003
	6.106876	5.543900	-9.22%	0	2002
	8.711766	6.106876	-29.90%	0	2001
	10.000000	8.711766	-12.88%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.416864	8.740930	3.85%	0	2004
	6.934528	8.416864	21.38%	0	2003
	8.476792	6.934528	-18.19%	0	2002
	9.471352	8.476792	-10.50%	0	2001
	10.013822	9.471352	-5.42%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.641676	8.954866	3.62%	3,862	2004
	7.128667	8.641676	21.22%	1,379	2003
	8.730068	7.128667	-18.34%	0	2002
	9.771194	8.730068	-10.66%	0	2001
	10.000000	9.771194	-2.29%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.580234	6.917967	5.13%	0	2004
	5.167863	6.580234	27.33%	0	2003
	6.739861	5.167863	-23.32%	0	2002
	8.022575	6.739861	-15.99%	0	2001
	9.863165	8.022575	-18.66%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	6.900450	7.243180	4.97%	0	2004
	5.430117	6.900450	27.08%	0	2003
	7.090158	5.430117	-23.41%	0	2002
	8.459517	7.090158	-16.19%	0	2001
	10.000000	8.459517	-15.40%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	20.129075	24.663673	22.53%	0	2004
	14.797098	20.129075	36.03%	0	2003
	16.723439	14.797098	-11.52%	0	2002
	17.624573	16.723439	-5.11%	0	2001
	13.438879	17.624573	31.15%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.631599	15.462812	22.41%	3,382	2004
	9.303988	12.631599	35.77%	1,678	2003
	10.530306	9.303988	-11.65%	1,244	2002
	11.115190	10.530306	-5.26%	1,244	2001
	10.000000	11.115190	11.15%	56	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.235652	13.696119	11.94%	0	2004
	7.896280	12.235652	54.95%	0	2003
	10.000000	7.896280	-21.04%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.536990	12.897254	11.79%	4,247	2004
	7.465607	11.536990	54.54%	727	2003
	10.000000	7.465607	-25.34%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	10.906718	11.915357	9.25%	0	2004
	8.893716	10.906718	22.63%	0	2003
	10.000000	8.893716	-11.06%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.068087	11.752870	16.73%	0	2004
	7.734658	10.068087	30.17%	0	2003
	10.000000	7.734658	-22.65%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.414642	4.15%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	12.965751	15.334563	18.27%	0	2004
	8.018119	12.965751	61.71%	0	2003
	10.000000	8.018119	-19.82%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	10.000000	11.715831	17.16%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.811182	10.962914	1.40%	1,525	2004
	10.793476	10.811182	0.16%	1,471	2003
	10.000000	10.793476	7.93%	192	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.471148	10.761069	2.77%	19,237	2004
	9.881746	10.471148	5.96%	19,266	2003
	10.000000	9.881746	-1.18%	7	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.606525	11.161279	5.23%	10,974	2004
	9.499545	10.606525	11.65%	9,381	2003
	10.000000	9.499545	-5.00%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.637301	11.441970	7.56%	109,786	2004
	9.022930	10.637301	17.89%	108,458	2003
	10.000000	9.022930	-9.77%	14,201	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.687495	11.764328	10.08%	20,391	2004
	8.593569	10.687495	24.37%	3,678	2003
	10.000000	8.593569	-14.06%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.694250	11.974820	11.97%	38,132	2004
	8.258329	10.694250	29.50%	13,478	2003
	10.000000	8.258329	-17.42%	1,531	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.825341	9.726772	-1.00%	854	2004
	9.943231	9.825341	-1.19%	455	2003
	10.000000	9.943231	-0.57%	60	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	10.000000	11.449228	14.49%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	10.932976	12.425243	13.65%	0	2004
	8.268119	10.932976	32.23%	0	2003
	10.000000	8.268119	-17.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	10.375878	11.768923	13.43%	1,871	2004
	7.867470	10.375878	31.88%	1,859	2003
	10.000000	7.867470	-21.33%	131	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	9.374315	10.417836	11.13%	0	2004
	7.120591	9.374315	31.65%	0	2003
	10.000000	7.120591	-28.79%	0	2002

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	11.772565	13.560554	15.19%	0	2004
	7.642746	11.772565	54.04%	0	2003
	10.000000	7.642746	-23.57%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	10.895911	12.518422	14.89%	182	2004
	7.092082	10.895911	53.63%	187	2003
	10.000000	7.092082	-29.08%	77	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.346695	13.262105	16.88%	0	2004
	8.193835	11.346695	38.48%	0	2003
	10.000000	8.193835	-18.06%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	11.580797	13.508600	16.65%	1,037	2004
	8.386772	11.580797	38.08%	891	2003
	10.000000	8.386772	-16.13%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.154059	14.019804	15.35%	1,440	2004
	10.000000	12.154059	21.54%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	8.973621	9.603881	7.02%	913	2004
	7.453217	8.973621	20.40%	913	2003
	10.000000	7.453217	-25.47%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	8.473923	9.517914	12.32%	3,544	2004
	6.316662	8.473923	34.15%	2,567	2003
	10.000000	6.316662	-36.83%	314	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.413323	9.817850	4.30%	0	2004
	7.184003	9.413323	31.03%	0	2003
	10.000000	7.184003	-28.16%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.431060	11.761963	12.76%	2,375	2004
	8.517699	10.431060	22.46%	491	2003
	10.000000	8.517699	-14.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.521633	9.832163	3.26%	0	2004
	8.262641	9.521633	15.24%	0	2003
	10.000000	8.262641	-17.37%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	10.386005	11.175956	7.61%	0	2004
	7.925406	10.386005	31.05%	0	2003
	10.000000	7.925406	-20.75%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.623296	11.051564	4.03%	0	2004
	9.223381	10.623296	15.18%	0	2003
	10.000000	9.223381	-7.77%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	10.000000	11.247371	12.47%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	9.856286	10.319233	4.70%	6,166	2004
	7.679941	9.856286	28.34%	2,848	2003
	10.000000	7.679941	-23.20%	340	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.070801	12.954963	17.02%	0	2004
	7.882398	11.070801	40.45%	0	2003
	10.000000	7.882398	-21.18%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	11.009338	12.852222	16.74%	38	2004
	7.847434	11.009338	40.29%	47	2003
	10.000000	7.847434	-21.53%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	10.000000	11.520320	15.20%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	11.672614	12.490335	7.01%	0	2004
	9.589075	11.672614	21.73%	0	2003
	10.000000	9.589075	-4.11%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.080361	10.804249	7.18%	2,619	2004
	8.118623	10.080361	24.16%	2,006	2003
	10.000000	8.118623	-18.81%	189	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	11.798045	13.835741	17.27%	0	2004
	8.322115	11.798045	41.77%	0	2003
	10.000000	8.322115	-16.78%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.017235	12.796223	6.48%	3,346	2004
	10.445156	12.017235	15.05%	510	2003
	10.000000	10.445156	4.45%	213	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.275514	13.394064	9.11%	723	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.214032	11.654677	14.10%	0	2004
	8.092505	10.214032	26.22%	0	2003
	10.000000	8.092505	-19.07%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	11.349685	14.067223	23.94%	0	2004
	7.723151	11.349685	46.96%	0	2003
	10.000000	7.723151	-22.77%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.036380	10.351752	3.14%	0	2004
	8.182087	10.036380	22.66%	0	2003
	10.000000	8.182087	-18.18%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	11.765748	12.334212	4.83%	1,768	2004
	10.115238	11.765748	16.32%	1,070	2003
	10.000000	10.115238	1.15%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	14.167304	16.603862	17.20%	0	2004
	10.506394	14.167304	34.84%	0	2003
	10.000000	10.506394	5.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.410413	10.648377	2.29%	0	2004
	10.241413	10.410413	1.65%	0	2003
	10.000000	10.241413	2.41%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	13.107058	14.711954	12.24%	1,077	2004
	10.551942	13.107058	24.21%	665	2003
	10.000000	10.551942	5.52%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	13.118432	14.852609	13.22%	1,028	2004
	10.850195	13.118432	20.91%	824	2003
	10.000000	10.850195	8.50%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	13.083901	15.009286	14.72%	1,071	2004
	10.270596	13.083901	27.39%	654	2003
	10.000000	10.270596	2.71%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	14.655856	17.873450	21.95%	0	2004
	10.780489	14.655856	35.95%	0	2003
	10.000000	10.780489	7.80%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	12.740895	17.024860	33.62%	0	2004
	10.000000	12.740895	27.41%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	10.281510	11.856082	15.31%	6,651	2004
	8.006334	10.281510	28.42%	4,220	2003
	10.000000	8.006334	-19.94%	593	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	8.672951	9.094055	4.86%	6,982	2004
	6.952210	8.672951	24.75%	3,179	2003
	10.000000	6.952210	-30.48%	633	2002*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.145075	11.533268	3.48%	1,167	2005
	10.244722	11.145075	8.79%	1,167	2004
	7.830643	10.244722	30.83%	1,055	2003
	10.000000	7.830643	-21.69%	77	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.072327	10.734628	6.58%	279	2005
	9.650995	10.072327	4.37%	266	2004
	7.611469	9.650995	26.80%	166	2003
	10.000000	7.611469	-23.89%	80	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.668130	12.553016	7.58%	0	2005
	10.292675	11.668130	13.36%	0	2004
	7.747245	10.292675	32.86%	0	2003
	10.000000	7.747245	-22.53%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.010863	11.809212	7.25%	0	2005
	10.000000	11.010863	10.11%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.977278	14.992880	15.53%	24	2005
	10.688198	12.977278	21.42%	82	2004
	8.467863	10.688198	26.22%	155	2003
	10.000000	8.467863	-15.32%	72	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.942419	12.614913	5.63%	0	2005
	10.690301	11.942419	11.71%	0	2004
	8.554923	10.690301	24.96%	0	2003
	10.000000	8.554923	-14.45%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.406446	10.792108	3.71%	0	2005
	10.023988	10.406446	3.82%	0	2004
	8.164981	10.023988	22.77%	0	2003
	10.000000	8.164981	-18.35%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.268135	9.584933	3.42%	7,393	2005
	8.951135	9.268135	3.54%	7,455	2004
	7.305715	8.951135	22.52%	7,455	2003
	10.000000	7.305715	-26.94%	1,756	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.329529	11.631635	2.67%	2,175	2005
	10.378378	11.329529	9.16%	2,175	2004
	7.999289	10.378378	29.74%	2,070	2003
	10.000000	7.999289	-20.01%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.206923	18.536063	14.37%	1,448	2005
	13.221403	16.206923	22.58%	1,546	2004
	9.357670	13.221403	41.29%	1,529	2003
	10.000000	9.357670	-6.42%	1,440	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.505633	10.715224	12.72%	0	2005
	8.938842	9.505633	6.34%	0	2004
	7.382204	8.938842	21.09%	0	2003
	10.000000	7.382204	-26.18%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.548506	15.227118	4.66%	275	2005
	12.448236	14.548506	16.87%	270	2004
	9.001635	12.448236	38.29%	312	2003
	10.000000	9.001635	-9.98%	220	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.213848	13.908298	5.26%	0	2005
	11.045519	13.213848	19.63%	0	2004
	8.167691	11.045519	35.23%	0	2003
	10.000000	8.167691	-18.32%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.214501	10.388581	1.70%	0	2005
	9.798463	10.214501	4.25%	0	2004
	7.922775	9.798463	23.67%	0	2003
	10.000000	7.922775	-20.77%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.540117	11.858659	2.76%	0	2005
	10.626826	11.540117	8.59%	0	2004
	8.434560	10.626826	25.99%	0	2003
	10.000000	8.434560	-15.65%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.091114	13.419333	2.51%	482	2005
	12.086579	13.091114	8.31%	486	2004
	10.000000	12.086579	20.87%	301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.799946	11.107015	2.84%	0	2005
	10.048742	10.799946	7.48%	0	2004
	8.041214	10.048742	24.97%	0	2003
	10.000000	8.041214	-19.59%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.375127	10.356360	-0.18%	0	2005
	9.868994	10.375127	5.13%	0	2004
	8.116783	9.868994	21.59%	0	2003
	10.000000	8.116783	-18.83%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.772689	12.821805	0.38%	6,840	2005
	11.813141	12.772689	8.12%	6,832	2004
	9.882088	11.813141	19.54%	5,586	2003
	10.000000	9.882088	-1.18%	76	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.179024	11.968838	7.07%	0	2005
	9.985284	11.179024	11.95%	0	2004
	7.715509	9.985284	29.42%	0	2003
	10.000000	7.715509	-22.84%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.614840	13.955068	10.62%	0	2005
	11.134374	12.614840	13.30%	0	2004
	8.098322	11.134374	37.49%	0	2003
	10.000000	8.098322	-19.02%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.020805	10.957822	-0.57%	0	2005
	10.836266	11.020805	1.70%	0	2004
	10.550383	10.836266	2.71%	0	2003
	10.000000	10.550383	5.50%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.069722	10.972720	-0.88%	7,420	2005
	10.915982	11.069722	1.41%	7,657	2004
	10.648970	10.915982	2.51%	6,594	2003
	10.000000	10.648970	6.49%	57	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.483561	10.882666	3.81%	0	2005
	9.589583	10.483561	9.32%	0	2004
	7.502801	9.589583	27.81%	0	2003
	9.209865	7.502801	-18.54%	0	2002
	9.887701	9.209865	-6.86%	0	2001
	9.300541	9.887701	6.31%	0	2000
	10.000000	9.300541	-6.99%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.390621	11.803303	3.62%	5,972	2005
	10.433268	11.390621	9.18%	6,291	2004
	8.174911	10.433268	27.63%	5,869	2003
	10.053575	8.174911	-18.69%	854	2002
	10.809109	10.053575	-6.99%	564	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.851401	8.143786	3.72%	0	2005
	7.746584	7.851401	1.35%	0	2004
	5.943919	7.746584	30.33%	0	2003
	8.676331	5.943919	-31.49%	0	2002
	10.745932	8.676331	-19.26%	0	2001
	12.309803	10.745932	-12.70%	0	2000
	10.000000	12.309803	23.10%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.119069	6.336678	3.56%	8,590	2005
	6.045641	6.119069	1.21%	8,554	2004
	4.647220	6.045641	30.09%	8,881	2003
	6.792973	4.647220	-31.59%	842	2002
	8.427664	6.792973	-19.40%	322	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.642570	8.697158	0.63%	0	2005
	8.043859	8.642570	7.44%	0	2004
	6.454537	8.043859	24.62%	0	2003
	6.346563	6.454537	1.70%	0	2002
	7.340109	6.346563	-13.54%	0	2001
	9.662795	7.340109	-24.04%	0	2000
	10.000000	9.662795	-3.37%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.361387	9.401143	0.42%	336	2005
	8.719597	9.361387	7.36%	609	2004
	7.008707	8.719597	24.41%	554	2003
	6.912752	7.008707	1.39%	602	2002
	7.998127	6.912752	-13.57%	516	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.717294	10.839718	1.14%	0	2005
	10.789117	10.717294	-0.67%	0	2004
	10.883777	10.789117	-0.87%	0	2003
	10.904248	10.883777	-0.19%	0	2002
	10.668284	10.904248	2.21%	0	2001
	10.220920	10.668284	4.38%	0	2000
	10.000000	10.220920	2.21%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.353122	7.998921	-22.74%	0	2001
	13.045702	10.353122	-20.64%	0	2000
	10.000000	13.045702	30.46%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.875151	9.181791	16.59%	0	2005
	7.080823	7.875151	11.22%	0	2004
	5.043543	7.080823	40.39%	0	2003
	6.460260	5.043543	-21.93%	163	2002
	8.349928	6.460260	-22.63%	163	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.014788	12.857728	16.73%	0	2005
	10.000000	11.014788	10.15%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.088140	11.545620	4.13%	0	2005
	10.170949	11.088140	9.02%	0	2004
	7.728826	10.170949	31.60%	0	2003
	9.348779	7.728826	-17.33%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.033056	11.461651	3.88%	0	2005
	10.133566	11.033056	8.88%	0	2004
	7.719319	10.133566	31.28%	0	2003
	9.348792	7.719319	-17.43%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.992412	10.193323	2.01%	0	2005
	9.662909	9.992412	3.41%	0	2004
	8.349785	9.662909	15.73%	0	2003
	9.333512	8.349785	-10.54%	0	2002
	9.932061	9.333512	-6.03%	0	2001
	10.549398	9.932061	-5.83%	0	2000
	10.000000	10.549398	5.46%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.415924	9.591644	1.87%	0	2005
	9.121127	9.415924	3.23%	392	2004
	7.897938	9.121127	15.49%	392	2003
	8.845533	7.897938	-10.71%	392	2002
	9.426464	8.845533	-6.16%	392	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.748666	8.912832	1.88%	0	2005
	8.420677	8.748666	3.90%	0	2004
	6.966630	8.420677	20.87%	0	2003
	8.404069	6.966630	-17.10%	0	2002
	9.258620	8.404069	-9.23%	0	2001
	10.792052	9.258620	-14.21%	0	2000
	10.000000	10.792052	7.92%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.126303	8.260748	1.65%	0	2005
	7.838131	8.126303	3.68%	448	2004
	6.491083	7.838131	20.75%	448	2003
	7.857029	6.491083	-17.39%	448	2002
	8.664593	7.857029	-9.32%	448	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.249973	12.902914	14.69%	253	2005
	9.937601	11.249973	13.21%	253	2004
	7.888206	9.937601	25.98%	253	2003
	8.873298	7.888206	-11.10%	253	2002
	10.316947	8.873298	-13.99%	253	2001
	11.266962	10.316947	8.43%	253	2000
	10.000000	11.266962	12.67%	253	1999*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.968273	11.413246	14.50%	336	2005
	8.819192	9.968273	13.03%	328	2004
	7.009008	8.819192	25.83%	665	2003
	7.899952	7.009008	-11.28%	443	2002
	9.196519	7.899952	-14.10%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.647811	8.897759	2.89%	0	2005
	7.965268	8.647811	8.57%	0	2004
	6.319850	7.965268	26.04%	0	2003
	8.281718	6.319850	-23.69%	253	2002
	9.600631	8.281718	-13.74%	253	2001
	10.783929	9.600631	-10.97%	253	2000
	10.000000	10.783929	7.84%	253	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.010162	13.050019	0.31%	0	2005
	12.689987	13.010162	2.52%	119	2004
	12.289609	12.689987	3.26%	119	2003
	11.347517	12.289609	8.30%	221	2002
	10.660253	11.347517	6.45%	221	2001
	9.764515	10.660253	9.17%	0	2000
	10.000000	9.764515	-2.35%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.122396	9.668552	5.99%	0	2005
	8.431975	9.122396	8.19%	0	2004
	6.584039	8.431975	28.07%	0	2003
	9.106626	6.584039	-27.70%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.996963	9.514603	5.75%	2,760	2005
	8.336121	8.996963	7.93%	2,765	2004
	6.518935	8.336121	27.88%	2,491	2003
	9.051359	6.518935	-27.98%	11	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.409588	9.754106	3.66%	0	2005
	9.093847	9.409588	3.47%	0	2004
	7.883407	9.093847	15.35%	0	2003
	8.802684	7.883407	-10.44%	0	2002
	9.126937	8.802684	-3.55%	0	2001
	9.724377	9.126937	-6.14%	0	2000
	10.000000	9.724377	-2.76%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.778093	10.128133	3.58%	0	2005
	9.474768	9.778093	3.20%	0	2004
	8.221740	9.474768	15.24%	0	2003
	9.198506	8.221740	-10.62%	0	2002
	9.551627	9.198506	-3.70%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.786923	8.059441	18.75%	0	2005
	6.827805	6.786923	-0.60%	0	2004
	5.557221	6.827805	22.86%	0	2003
	6.102994	5.557221	-8.94%	0	2002
	8.710698	6.102994	-29.94%	0	2001
	10.000000	8.710698	-12.89%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.748992	7.994275	18.45%	30	2005
	6.789155	6.748992	-0.59%	30	2004
	5.537548	6.789155	22.60%	30	2003
	6.102986	5.537548	-9.26%	193	2002
	8.710696	6.102986	-29.94%	179	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.715733	9.198965	5.54%	0	2005
	8.396879	8.715733	3.80%	0	2004
	6.921584	8.396879	21.31%	0	2003
	8.465285	6.921584	-18.24%	0	2002
	9.463349	8.465285	-10.55%	0	2001
	10.010436	9.463349	-5.47%	0	2000
	10.000000	10.010436	0.10%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.933584	9.417702	5.42%	100	2005
	8.625527	8.933584	3.57%	100	2004
	7.118972	8.625527	21.16%	129	2003
	8.722653	7.118972	-18.39%	0	2002
	9.767914	8.722653	-10.70%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.898042	7.370812	6.85%	0	2005
	6.564618	6.898042	5.08%	0	2004
	5.158219	6.564618	27.27%	0	2003
	6.730718	5.158219	-23.36%	0	2002
	8.015802	6.730718	-16.03%	0	2001
	9.859832	8.015802	-18.70%	0	2000
	10.000000	9.859832	-1.40%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.225983	7.708121	6.67%	0	2005
	6.887578	7.225983	4.91%	0	2004
	5.422738	6.887578	27.01%	0	2003
	7.084131	5.422738	-23.45%	0	2002
	8.456667	7.084131	-16.23%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.592617	28.533447	16.02%	52	2005
	20.081308	24.592617	22.47%	52	2004
	14.769497	20.081308	35.96%	52	2003
	16.700753	14.769497	-11.56%	0	2002
	17.609700	16.700753	-5.16%	0	2001
	13.434341	17.609700	31.08%	0	2000
	10.000000	13.434341	34.34%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.426119	17.869580	15.84%	6,489	2005
	12.608040	15.426119	22.35%	6,466	2004
	9.291367	12.608040	35.70%	6,116	2003
	10.521373	9.291367	-11.69%	239	2002
	11.111453	10.521373	-5.31%	166	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.678145	13.768805	0.66%	0	2005
	12.225825	13.678145	11.88%	0	2004
	7.893955	12.225825	`54.88%	0	2003
	10.000000	7.893955	-21.06%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.879736	12.948932	0.54%	1,775	2005
	11.527181	12.879736	11.73%	1,756	2004
	7.463060	11.527181	54.46%	1,762	2003
	10.000000	7.463060	-25.37%	81	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.899730	12.110333	1.77%	0	2005
	10.897961	11.899730	9.19%	0	2004
	8.891102	10.897961	22.57%	0	2003
	10.000000	8.891102	-11.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.737447	12.727892	8.44%	0	2005
	10.059988	11.737447	16.67%	0	2004
	7.732372	10.059988	30.10%	0	2003
	10.000000	7.732372	-22.68%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.411135	4.11%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.312114	19.889020	29.89%	168	2005
	12.953381	15.312114	18.21%	216	2004
	8.014539	12.953381	61.62%	82	2003
	10.000000	8.014539	-19.85%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.711869	15.230741	30.05%	111	2005
	10.000000	11.711869	17.12%	28	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.946880	11.095580	1.36%	526	2005
	10.800866	10.946880	1.35%	516	2004
	10.788663	10.800866	0.11%	670	2003
	10.000000	10.788663	7.89%	580	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.745299	10.895823	1.40%	33,830	2005
	10.461131	10.745299	2.72%	35,036	2004
	9.877327	10.461131	5.91%	35,051	2003
	10.000000	9.877327	-1.23%	7	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.144942	11.430069	2.56%	4,015	2005
	10.596394	11.144942	5.18%	4,156	2004
	9.495299	10.596394	11.60%	12,501	2003
	10.000000	9.495299	-5.05%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.425240	11.813791	3.40%	75,652	2005
	10.627147	11.425240	7.51%	47,926	2004
	9.018901	10.627147	17.83%	57,276	2003
	10.000000	9.018901	-9.81%	11,959	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.747107	12.345850	5.10%	11,151	2005
	10.677275	11.747107	10.02%	11,232	2004
	8.589729	10.677275	24.30%	4,050	2003
	10.000000	8.589729	-14.10%	1,673	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.957267	12.667598	5.94%	3,021	2005
	10.684013	11.957267	11.92%	3,571	2004
	8.254633	10.684013	29.43%	1,350	2003
	10.000000	8.254633	-17.45%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.712341	9.787501	0.77%	567	2005
	9.815763	9.712341	-1.05%	411	2004
	9.938597	9.815763	-1.24%	327	2003
	10.000000	9.938597	-0.61%	121	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.445372	12.559962	9.74%	0	2005
	10.000000	11.445372	14.45%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.408932	13.653719	10.03%	0	2005
	10.924188	12.408932	13.59%	0	2004
	8.265677	10.924188	32.16%	0	2003
	10.000000	8.265677	-17.34%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.752914	12.908704	9.83%	285	2005
	10.367048	11.752914	13.37%	278	2004
	7.864778	10.367048	31.82%	201	2003
	10.000000	7.864778	-21.35%	77	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.402570	11.000556	5.75%	360	2005
	9.365343	10.402570	11.08%	341	2004
	7.117400	9.365343	31.58%	300	2003
	10.000000	7.117400	-28.83%	95	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.542771	13.701447	1.17%	0	2005
	11.763110	13.542771	15.13%	0	2004
	7.640492	11.763110	53.96%	0	2003
	10.000000	7.640492	-23.60%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.501429	12.612114	0.89%	385	2005
	10.886662	12.501429	14.83%	353	2004
	7.089658	10.886662	53.56%	163	2003
	10.000000	7.089658	-29.10%	85	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.244715	14.601749	10.25%	0	2005
	11.337586	13.244715	16.82%	0	2004
	8.191417	11.337586	38.41%	0	2003
	10.000000	8.191417	-18.09%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.488832	14.829689	9.94%	19	2005
	11.569732	13.488832	16.59%	19	2004
	8.383023	11.569732	38.01%	19	2003
	10.000000	8.383023	-16.17%	9	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.007907	15.249917	8.87%	76	2005
	12.149928	14.007907	15.29%	76	2004
	10.000000	12.149928	21.50%	76	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.589837	9.810788	2.30%	1,904	2005
	8.965061	9.589837	6.97%	1,904	2004
	7.449891	8.965061	20.34%	2,193	2003
	10.000000	7.449891	-25.50%	0	2002**

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.503980	9.595207	0.96%	3,039	2005
	8.465824	9.503980	12.26%	3,018	2004
	6.313833	8.465824	34.08%	2,928	2003
	10.000000	6.313833	-36.86%	203	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.803475	10.106782	3.09%	43	2005
	9.404330	9.803475	4.24%	43	2004
	7.180791	9.404330	30.97%	188	2003
	10.000000	7.180791	-28.19%	175	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.744736	12.273605	4.50%	6,427	2005
	10.421083	11.744736	12.70%	6,423	2004
	8.513884	10.421083	22.40%	6,413	2003
	10.000000	8.513884	-14.86%	80	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.819244	9.832401	0.13%	0	2005
	9.513971	9.819244	3.21%	0	2004
	8.260202	9.513971	15.18%	0	2003
	10.000000	8.260202	-17.40%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.161300	12.082608	8.25%	0	2005
	10.377663	11.161300	7.55%	0	2004
	7.923075	10.377663	30.98%	0	2003
	10.000000	7.923075	-20.77%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.037049	11.266346	2.08%	0	2005
	10.614743	11.037049	3.98%	0	2004
	9.220648	10.614743	15.12%	0	2003
	10.000000	9.220648	-7.79%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.304105	10.605811	2.93%	2,757	2005
	9.846855	10.304105	4.64%	2,660	2004
	7.676505	9.846855	28.27%	1,328	2003
	10.000000	7.676505	-23.23%	79	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.937979	14.516383	12.20%	0	2005
	11.061916	12.937979	16.96%	0	2004
	7.880075	11.061916	40.38%	0	2003
	10.000000	7.880075	-21.20%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.833432	14.367846	11.96%	296	2005
	10.998836	12.833432	16.68%	296	2004
	7.843936	10.998836	40.22%	425	2003
	10.000000	7.843936	-21.56%	77	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.516436	12.924763	12.23%	0	2005
	10.000000	11.516436	15.16%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.499389	12.872847	11.94%	240	2005
	10.000000	11.499389	14.99%	218	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.473945	12.527075	0.43%	0	2005
	11.663235	12.473945	6.95%	0	2004
	9.586258	11.663235	21.67%	0	2003
	10.000000	9.586258	-4.14%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.788437	11.197345	3.79%	2,323	2005
	10.070740	10.788437	7.13%	2,380	2004
	8.114997	10.070740	24.10%	2,105	2003
	10.000000	8.114997	-18.85%	2,099	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.817604	14.908315	7.89%	0	2005
	11.788581	13.817604	17.21%	0	2004
	8.319659	11.788581	41.70%	0	2003
	10.000000	8.319659	-16.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.777525	12.852696	0.59%	3,755	2005
	12.005775	12.777525	6.43%	3,801	2004
	10.440499	12.005775	14.99%	3,224	2003
	10.000000	10.440499	4.40%	1,496	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.382696	13.822597	3.29%	0	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.639363	12.818193	10.13%	0	2005
	10.205812	11.639363	14.05%	0	2004
	8.090108	10.205812	26.15%	0	2003
	10.000000	8.090108	-19.10%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.048775	14.759327	5.06%	0	2005
	11.340566	14.048775	23.88%	0	2004
	7.720875	11.340566	46.88%	0	2003
	10.000000	7.720875	-22.79%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.338164	10.725134	3.74%	78	2005
	10.028314	10.338164	3.09%	78	2004
	8.179678	10.028314	22.60%	0	2003
	10.000000	8.179678	-18.20%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.320258	11.984293	-2.73%	618	2005
	11.758424	12.320258	4.78%	593	2004
	10.114095	11.758424	16.26%	0	2003
	10.000000	10.114095	1.14%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.585070	18.388644	10.87%	0	2005
	14.158485	16.585070	17.14%	0	2004
	10.505209	14.158485	34.78%	0	2003
	10.000000	10.505209	5.05%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.636335	10.668522	0.30%	0	2005
	10.403935	10.636335	2.23%	0	2004
	10.240256	10.403935	1.60%	0	2003
	10.000000	10.240256	2.40%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.695326	15.726350	7.02%	0	2005
	13.098912	14.695326	12.19%	0	2004
	10.550752	13.098912	24.15%	0	2003
	10.000000	10.550752	5.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.835827	15.108031	1.83%	346	2005
	13.110286	14.835827	13.16%	348	2004
	10.848970	13.110286	20.84%	0	2003
	10.000000	10.848970	8.49%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.992333	16.822996	12.21%	252	2005
	13.075777	14.992333	14.66%	267	2004
	10.269441	13.075777	27.33%	0	2003
	10.000000	10.269441	2.69%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.853258	19.609509	9.84%	0	2005
	14.646756	17.853258	21.89%	0	2004
	10.779273	14.646756	35.88%	0	2003
	10.000000	10.779273	7.79%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.305973	10.513789	2.02%	0	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.010414	19.493561	14.60%	0	2005
	12.736568	17.010414	33.56%	0	2004
	10.000000	12.736568	27.37%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.838721	12.097905	2.19%	931	2005
	10.271687	11.838721	15.26%	865	2004
	8.002755	10.271687	28.35%	473	2003
	10.000000	8.002755	-19.97%	390	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.080734	9.594031	5.65%	454	2005
	8.664670	9.080734	4.80%	438	2004
	6.949106	8.664670	24.69%	312	2003
	10.000000	6.949106	-30.51%	87	2002*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.128749	11.510529	3.43%	5,206	2005
	10.234922	11.128749	8.73%	5,206	2004
	7.827141	10.234922	30.76%	1,310	2003
	10.000000	7.827141	-21.73%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.057559	10.713452	6.52%	666	2005
	9.641752	10.057559	4.31%	666	2004
	7.608061	9.641752	26.73%	1,351	2003
	10.000000	7.608061	-23.92%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.652820	12.530169	7.53%	0	2005
	10.284417	11.652820	13.31%	0	2004
	7.744960	10.284417	32.79%	0	2003
	10.000000	7.744960	-22.55%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.007157	11.799248	7.20%	0	2005
	10.000000	11.007157	10.07%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.958290	14.963340	15.47%	0	2005
	10.677988	12.958290	21.36%	0	2004
	8.464079	10.677988	26.16%	0	2003
	10.000000	8.464079	-15.36%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.926749	12.591957	5.58%	0	2005
	10.681709	11.926749	11.66%	0	2004
	8.552404	10.681709	24.90%	0	2003
	10.000000	8.552404	-14.48%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.392781	10.772469	3.65%	0	2005
	10.015930	10.392781	3.76%	0	2004
	8.162571	10.015930	22.71%	0	2003
	10.000000	8.162571	-18.37%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.254572	9.566050	3.37%	714	2005
	8.942591	9.254572	3.49%	714	2004
	7.302448	8.942591	22.46%	1,449	2003
	10.000000	7.302448	-26.98%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.312916	11.608679	2.61%	10,418	2005
	10.368451	11.312916	9.11%	11,066	2004
	7.995707	10.368451	29.68%	2,026	2003
	10.000000	7.995707	-20.04%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.183187	18.499525	14.31%	0	2005
	13.208763	16.183187	22.52%	0	2004
	9.353483	13.208763	41.22%	0	2003
	10.000000	9.353483	-6.47%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.491715	10.694092	12.67%	6,079	2005
	8.930299	9.491715	6.29%	6,846	2004
	7.378904	8.930299	21.02%	1,420	2003
	10.000000	7.378904	-26.21%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.527186	15.197083	4.61%	0	2005
	12.436322	14.527186	16.81%	0	2004
	8.997602	12.436322	38.22%	0	2003
	10.000000	8.997602	-10.02%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.196515	13.883000	5.20%	0	2005
	11.036648	13.196515	19.57%	0	2004
	8.165276	11.036648	35.17%	0	2003
	10.000000	8.165276	-18.35%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.201088	10.369664	1.65%	0	2005
	9.790586	10.201088	4.19%	0	2004
	7.920437	9.790586	23.61%	0	2003
	10.000000	7.920437	-20.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.524974	11.837085	2.71%	0	2005
	10.618289	11.524974	8.54%	0	2004
	8.432076	10.618289	25.93%	0	2003
	10.000000	8.432076	-15.68%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.080012	13.401142	2.46%	866	2005
	12.082473	13.080012	8.26%	866	2004
	10.000000	12.082473	20.82%	1,382	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.785276	11.086300	2.79%	0	2005
	10.040204	10.785276	7.42%	0	2004
	8.038467	10.040204	24.90%	0	2003
	10.000000	8.038467	-19.62%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.361019	10.337029	-0.23%	0	2005
	9.860592	10.361019	5.08%	0	2004
	8.114008	9.860592	21.53%	0	2003
	10.000000	8.114008	-18.86%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.753995	12.796526	0.33%	0	2005
	11.801867	12.753995	8.07%	0	2004
	9.877677	11.801867	19.48%	0	2003
	10.000000	9.877677	-1.22%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.164318	11.947025	7.01%	0	2005
	9.977235	11.164318	11.90%	0	2004
	7.713221	9.977235	29.35%	0	2003
	10.000000	7.713221	-22.87%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.598256	13.929639	10.57%	0	2005
	11.125412	12.598256	13.24%	0	2004
	8.095927	11.125412	37.42%	0	2003
	10.000000	8.095927	-19.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.006351	10.937885	-0.62%	0	2005
	10.827560	11.006351	1.65%	0	2004
	10.547273	10.827560	2.66%	0	2003
	10.000000	10.547273	5.47%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.054682	10.952255	-0.93%	0	2005
	10.906708	11.054682	1.36%	0	2004
	10.645349	10.906708	2.46%	0	2003
	10.000000	10.645349	6.45%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.363557	11.769291	3.57%	639	2005
	10.413782	11.363557	9.12%	639	2004
	8.163806	10.413782	27.56%	1,297	2003
	10.045050	8.163806	-18.73%	0	2002
	10.805478	10.045050	-7.04%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.828799	8.116211	3.67%	0	2005
	7.728217	7.828799	1.30%	0	2004
	5.932835	7.728217	30.26%	0	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.104531	6.318419	3.50%	415	2005
	6.034345	6.104531	1.16%	415	2004
	4.640895	6.034345	30.03%	415	2003
	6.787193	4.640895	-31.62%	0	2002
	8.424818	6.787193	-19.44%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.339148	9.374042	0.37%	0	2005
	8.703319	9.339148	7.31%	0	2004
	6.999182	8.703319	24.35%	0	2003
	6.906879	6.999182	1.34%	0	2002
	7.995430	6.906879	-13.61%	0	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.686368	10.802947	1.09%	0	2005
	10.763465	10.686368	-0.72%	0	2004
	10.863435	10.763465	-0.92%	0	2003
	10.889415	10.863435	-0.24%	0	2002
	10.659231	10.889415	2.16%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.856423	9.155317	16.53%	0	2005
	7.067582	7.856423	11.16%	0	2004
	5.036676	7.067582	40.32%	0	2003
	6.454762	5.036676	-21.97%	0	2002
	8.347108	6.454762	-22.67%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.011074	12.846859	16.67%	0	2005
	10.000000	11.011074	10.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.067900	11.518703	4.07%	0	2005
	10.157553	11.067900	8.96%	0	2004
	7.722574	10.157553	31.53%	0	2003
	9.345996	7.722574	-17.37%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.012916	11.434919	3.83%	0	2005
	10.120221	11.012916	8.82%	0	2004
	7.713078	10.120221	31.21%	0	2003
	9.345999	7.713078	-17.47%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.963622	10.158803	1.96%	0	2005
	9.639967	9.963622	3.36%	0	2004
	8.334209	9.639967	15.67%	0	2003
	9.320842	8.334209	-10.59%	0	2002
	9.923659	9.320842	-6.07%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.393572	9.564004	1.81%	0	2005
	9.104115	9.393572	3.18%	0	2004
	7.887210	9.104115	15.43%	0	2003
	8.838019	7.887210	-10.76%	0	2002
	9.423288	8.838019	-6.21%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.723453	8.882636	1.82%	0	2005
	8.400681	8.723453	3.84%	0	2004
	6.953635	8.400681	20.81%	0	2003
	8.392668	6.953635	-17.15%	0	2002
	9.250809	8.392668	-9.28%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.107029	8.236980	1.60%	0	2005
	7.823516	8.107029	3.62%	0	2004
	6.482276	7.823516	20.69%	0	2003
	7.850349	6.482276	-17.43%	0	2002
	8.661671	7.850349	-9.37%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.217583	12.859240	14.63%	0	2005
	9.914027	11.217583	13.15%	0	2004
	7.873493	9.914027	25.92%	0	2003
	8.861264	7.873493	-11.15%	0	2002
	10.308233	8.861264	-14.04%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.944591	11.380351	14.44%	728	2005
	8.802721	9.944591	12.97%	728	2004
	6.999481	8.802721	25.76%	1,477	2003
	7.893245	6.999481	-11.32%	0	2002
	9.193416	7.893245	-14.14%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.622866	8.867585	2.84%	0	2005
	7.946339	8.622866	8.51%	0	2004
	6.308045	7.946339	25.97%	0	2003
	8.270476	6.308045	-23.73%	0	2002
	9.592520	8.270476	-13.78%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.972685	13.005811	0.26%	0	2005
	12.659874	12.972685	2.47%	0	2004
	12.266694	12.659874	3.21%	0	2003
	11.332128	12.266694	8.25%	0	2002
	10.651252	11.332128	6.39%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.103809	9.643958	5.93%	0	2005
	8.419084	9.103809	8.13%	0	2004
	6.577325	8.419084	28.00%	0	2003
	9.102001	6.577325	-27.74%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.978699	9.490468	5.70%	0	2005
	8.323429	8.978699	7.87%	0	2004
	6.512314	8.323429	27.81%	0	2003
	9.046766	6.512314	-28.02%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.382472	9.721063	3.61%	0	2005
	9.072260	9.382472	3.42%	0	2004
	7.868699	9.072260	15.30%	0	2003
	8.790740	7.868699	-10.49%	0	2002
	9.119229	8.790740	-3.60%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.754867	10.098937	3.53%	0	2005
	9.457072	9.754867	3.15%	0	2004
	8.210566	9.457072	15.18%	0	2003
	9.190692	8.210566	-10.66%	0	2002
	9.548410	9.190692	-3.75%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.772234	8.037918	18.69%	0	2005
	6.816491	6.772234	-0.65%	0	2004
	5.550839	6.816491	22.80%	0	2003
	6.099094	5.550839	-8.99%	0	2002
	8.709628	6.099094	-29.97%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.734404	7.972937	18.39%	200	2005
	6.777920	6.734404	-0.64%	200	2004
	5.531194	6.777920	22.54%	175	2003
	6.099105	5.531194	-9.31%	0	2002
	8.709626	6.099105	-29.97%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.690594	9.167772	5.49%	0	2005
	8.376934	8.690594	3.74%	0	2004
	6.908664	8.376934	21.25%	0	2003
	8.453796	6.908664	-18.28%	0	2002
	9.455360	8.453796	-10.59%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.912350	9.390551	5.37%	0	2005
	8.609417	8.912350	3.52%	0	2004
	7.109289	8.609417	21.10%	0	2003
	8.715236	7.109289	-18.43%	0	2002
	9.764623	8.715236	-10.75%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.208790	7.685865	6.62%	0	2005
	6.874685	7.208790	4.86%	0	2004
	5.415354	6.874685	26.95%	0	2003
	7.078104	5.415354	-23.49%	0	2002
	8.453814	7.078104	-16.27%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.521788	28.436831	15.97%	0	2005
	20.033670	24.521788	22.40%	0	2004
	14.741953	20.033670	35.90%	0	2003
	16.678121	14.741953	-11.61%	0	2002
	17.594849	16.678121	-5.21%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.389487	17.818082	15.78%	7,870	2005
	12.584511	15.389487	22.29%	8,404	2004
	9.278742	12.584511	35.63%	489	2003
	10.512434	9.278742	-11.74%	0	2002
	11.107713	10.512434	-5.36%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.660179	13.743739	0.61%	0	2005
	12.215991	13.660179	11.82%	0	2004
	7.891617	12.215991	54.80%	0	2003
	10.000000	7.891617	-21.08%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.862234	12.924776	0.49%	0	2005
	11.517386	12.862234	11.68%	0	2004
	7.460508	11.517386	54.38%	0	2003
	10.000000	7.460508	-25.39%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.884094	12.088291	1.72%	0	2005
	10.889192	11.884094	9.14%	0	2004
	8.888470	10.889192	22.51%	0	2003
	10.000000	8.888470	-11.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.722033	12.704727	8.38%	0	2005
	10.051902	11.722033	16.62%	0	2004
	7.730091	10.051902	30.04%	0	2003
	10.000000	7.730091	-22.70%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.407617	4.08%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.289695	19.849833	29.82%	0	2005
	12.940999	15.289695	18.15%	0	2004
	8.010952	12.940999	61.54%	0	2003
	10.000000	8.010952	-19.89%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.707931	15.217878	29.98%	0	2005
	10.000000	11.707931	17.08%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.930842	11.073706	1.31%	19,235	2005
	10.790532	10.930842	1.30%	19,235	2004
	10.783836	10.790532	0.06%	19,235	2003
	10.000000	10.783836	7.84%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.729561	10.874353	1.35%	0	2005
	10.451134	10.729561	2.66%	0	2004
	9.872916	10.451134	5.86%	0	2003
	10.000000	9.872916	-1.27%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.128623	11.407530	2.51%	0	2005
	10.586271	11.128623	5.12%	3,862	2004
	9.491061	10.586271	11.54%	3,862	2003
	10.000000	9.491061	-5.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.408495	11.790483	3.35%	4,450	2005
	10.616985	11.408495	7.46%	659	2004
	9.014868	10.616985	17.77%	659	2003
	10.000000	9.014868	-9.85%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.729920	12.321541	5.04%	265	2005
	10.667079	11.729920	9.96%	265	2004
	8.585890	10.667079	24.24%	265	2003
	10.000000	8.585890	-14.14%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.939739	12.642602	5.89%	15,695	2005
	10.673797	11.939739	11.86%	16,488	2004
	8.250941	10.673797	29.36%	356	2003
	10.000000	8.250941	-17.49%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.697927	9.768009	0.72%	0	2005
	9.806189	9.697927	-1.10%	0	2004
	9.933964	9.806189	-1.29%	0	2003
	10.000000	9.933964	-0.66%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.441520	12.549364	9.68%	0	2005
	10.000000	11.441520	14.42%	0	2004

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.392641	13.628872	9.98%	0	2005
	10.915399	12.392641	13.53%	0	2004
	8.263232	10.915399	32.10%	0	2003
	10.000000	8.263232	-17.37%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.736954	12.884623	9.78%	0	2005
	10.358249	11.736954	13.31%	0	2004
	7.862101	10.358249	31.75%	0	2003
	10.000000	7.862101	-21.38%	0	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.387345	10.978877	5.69%	0	2005
	9.356402	10.387345	11.02%	0	2004
	7.114216	9.356402	31.52%	0	2003
	10.000000	7.114216	-28.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.525000	13.676522	1.12%	0	2005
	11.753664	13.525000	15.07%	0	2004
	7.638233	11.753664	53.88%	0	2003
	10.000000	7.638233	-23.62%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.484462	12.588594	0.83%	0	2005
	10.877427	12.484462	14.77%	0	2004
	7.087240	10.877427	53.48%	0	2003
	10.000000	7.087240	-29.13%	0	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.227332	14.575177	10.19%	0	2005
	11.328477	13.227332	16.76%	0	2004
	8.189002	11.328477	38.34%	0	2003
	10.000000	8.189002	-18.11%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.469086	14.800459	9.88%	0	2005
	11.558687	13.469086	16.53%	0	2004
	8.379274	11.558687	37.94%	0	2003
	10.000000	8.379274	-16.21%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.575781	9.791429	2.25%	699	2005
	8.956487	9.575781	6.91%	699	2004
	7.446555	8.956487	20.28%	1,418	2003
	10.000000	7.446555	-25.53%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.490074	9.576303	0.91%	5,236	2005
	8.457740	9.490074	12.21%	5,236	2004
	6.311011	8.457740	34.02%	0	2003
	10.000000	6.311011	-36.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.789113	10.086849	3.04%	0	2005
	9.395335	9.789113	4.19%	0	2004
	7.177572	9.395335	30.90%	0	2003
	10.000000	7.177572	-28.22%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.727540	12.249406	4.45%	0	2005
	10.411132	11.727540	12.64%	0	2004
	8.510084	10.411132	22.34%	0	2003
	10.000000	8.510084	-14.90%	0	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.806371	9.814531	0.08%	0	2005
	9.506330	9.806371	3.16%	0	2004
	8.257764	9.506330	15.12%	0	2003
	10.000000	8.257764	-17.42%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.146652	12.060625	8.20%	0	2005
	10.369322	11.146652	7.50%	0	2004
	7.920729	10.369322	30.91%	0	2003
	10.000000	7.920729	-20.79%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.022566	11.245858	2.03%	0	2005
	10.606220	11.022566	3.93%	0	2004
	9.217938	10.606220	15.06%	0	2003
	10.000000	9.217938	-7.82%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.289020	10.584909	2.88%	7,643	2005
	9.837451	10.289020	4.59%	7,643	2004
	7.673069	9.837451	28.21%	356	2003
	10.000000	7.673069	-23.27%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.920970	14.489922	12.14%	0	2005
	11.053003	12.920970	16.90%	0	2004
	7.877744	11.053003	40.31%	0	2003
	10.000000	7.877744	-21.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.814620	14.339484	11.90%	0	2005
	10.988310	12.814620	16.62%	0	2004
	7.840418	10.988310	40.15%	0	2003
	10.000000	7.840418	-21.60%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.512556	12.913853	12.17%	0	2005
	10.000000	11.512556	15.13%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.495518	12.861990	11.89%	0	2005
	10.000000	11.495518	14.96%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.457594	12.504291	0.37%	0	2005
	11.653882	12.457594	6.90%	0	2004
	9.583432	11.653882	21.60%	0	2003
	10.000000	9.583432	-4.17%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.772623	11.175247	3.74%	11,770	2005
	10.061106	10.772623	7.07%	12,444	2004
	8.111360	10.061106	24.04%	0	2003
	10.000000	8.111360	-18.89%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.799472	14.881197	7.84%	0	2005
	11.779111	13.799472	17.15%	0	2004
	8.317207	11.779111	41.62%	0	2003
	10.000000	8.317207	-16.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.758795	12.827342	0.54%	2,022	2005
	11.994294	12.758795	6.37%	2,310	2004
	10.435836	11.994294	14.93%	0	2003
	10.000000	10.435836	4.36%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.371334	13.803856	3.23%	0	2005
	12.267172	13.371334	9.00%	0	2004
	10.000000	12.267172	22.67%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.624088	12.794870	10.07%	0	2005
	10.197611	11.624088	13.99%	0	2004
	8.087726	10.197611	26.09%	0	2003
	10.000000	8.087726	-19.12%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.030336	14.732466	5.00%	0	2005
	11.331455	14.030336	23.82%	0	2004
	7.718591	11.331455	46.81%	0	2003
	10.000000	7.718591	-22.81%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.324606	10.705628	3.69%	624	2005
	10.020263	10.324606	3.04%	624	2004
	8.177266	10.020263	22.54%	1,267	2003
	10.000000	8.177266	-18.23%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.306337	11.964675	-2.78%	0	2005
	11.751111	12.306337	4.72%	0	2004
	10.112951	11.751111	16.20%	0	2003
	10.000000	10.112951	1.13%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.566337	18.358549	10.82%	0	2005
	14.149684	16.566337	17.08%	0	2004
	10.504023	14.149684	34.71%	0	2003
	10.000000	10.504023	5.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.624297	10.651036	0.25%	0	2005
	10.397458	10.624297	2.18%	0	2004
	10.239097	10.397458	1.55%	0	2003
	10.000000	10.239097	2.39%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.678720	15.700606	6.96%	0	2005
	13.090770	14.678720	12.13%	0	2004
	10.549558	13.090770	24.09%	0	2003
	10.000000	10.549558	5.50%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.819055	15.083281	1.78%	0	2005
	13.102125	14.819055	13.10%	0	2004
	10.847742	13.102125	20.78%	0	2003
	10.000000	10.847742	8.48%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.975377	16.795429	12.15%	0	2005
	13.067646	14.975377	14.60%	0	2004
	10.268275	13.067646	27.26%	0	2003
	10.268275	10.268275	2.68%	0	2002

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.833083	19.577398	9.78%	0	2005
	14.637657	17.833083	21.83%	0	2004
	10.778060	14.637657	35.81%	0	2003
	10.000000	10.778060	7.78%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.297210	10.499491	1.96%	0	2005
	10.085843	10.297210	2.10%	0	2004
	10.000000	10.085843	0.86%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.995959	19.467112	14.54%	0	2005
	12.732232	16.995959	33.49%	0	2004
	10.000000	12.732232	27.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.821374	12.074050	2.14%	0	2005
	10.261864	11.821374	15.20%	0	2004
	7.999176	10.261864	28.29%	0	2003
	10.000000	7.999176	-20.01%	0	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.067419	9.575108	5.60%	0	2005
	8.656371	9.067419	4.75%	0	2004
	6.945990	8.656371	24.62%	0	2003
	10.000000	6.945990	-30.54%	0	2002*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.112441	11.487824	3.38%	854	2005
	10.225143	11.112441	8.68%	854	2004
	7.823641	10.225143	30.70%	854	2003
	10.000000	7.823641	-21.76%	322	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.042825	10.692322	6.47%	0	2005
	9.632542	10.042825	4.26%	0	2004
	7.604663	9.632542	26.67%	0	2003
	10.000000	7.604663	-23.95%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.637504	12.507335	7.47%	0	2005
	10.276130	11.637504	13.25%	0	2004
	7.742669	10.276130	32.72%	0	2003
	10.000000	7.742669	-22.57%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.003441	11.789285	7.14%	0	2005
	10.000000	11.003441	10.03%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.939296	14.933817	15.41%	0	2005
	10.667772	12.939296	21.29%	0	2004
	8.460282	10.667772	26.09%	0	2003
	10.000000	8.460282	-15.40%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.911093	12.569036	5.52%	0	2005
	10.673118	11.911093	11.60%	0	2004
	8.549880	10.673118	24.83%	0	2003
	10.000000	8.549880	-14.50%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.379147	10.752869	3.60%	0	2005
	10.007891	10.379147	3.71%	0	2004
	8.160162	10.007891	22.64%	0	2003
	10.000000	8.160162	-18.40%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.240993	9.547150	3.31%	0	2005
	8.934023	9.240993	3.44%	0	2004
	7.299176	8.934023	22.40%	0	2003
	10.000000	7.299176	-27.01%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.296340	11.585778	2.56%	1,610	2005
	10.358532	11.296340	9.05%	1,610	2004
	7.992132	10.358532	29.61%	1,610	2003
	10.000000	7.992132	-20.08%	950	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.159509	18.463068	14.26%	0	2005
	13.196155	16.159509	22.46%	0	2004
	9.349314	13.196155	41.15%	0	2003
	10.000000	9.349314	-6.51%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.477797	10.672997	12.61%	0	2005
	8.921752	9.477797	6.23%	0	2004
	7.375593	8.921752	20.96%	0	2003
	10.000000	7.375593	-26.24%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.505923	15.167121	4.56%	1,410	2005
	12.424448	14.505923	16.75%	1,410	2004
	8.993586	12.424448	38.15%	1,410	2003
	10.000000	8.993586	-10.06%	816	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.179188	13.857732	5.15%	0	2005
	11.027767	13.179188	19.51%	0	2004
	8.162864	11.027767	35.10%	0	2003
	10.000000	8.162864	-18.37%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.187684	10.350771	1.60%	0	2005
	9.782702	10.187684	4.14%	0	2004
	7.918092	9.782702	23.55%	0	2003
	10.000000	7.918092	-20.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.509838	11.815534	2.66%	0	2005
	10.609754	11.509838	8.48%	0	2004
	8.429585	10.609754	25.86%	0	2003
	10.000000	8.429585	-15.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.068898	13.382955	2.40%	0	2005
	12.078363	13.068898	8.20%	0	2004
	10.000000	12.078363	20.78%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.770603	11.065596	2.74%	0	2005
	10.031658	10.770603	7.37%	0	2004
	8.035723	10.031658	24.84%	0	2003
	10.000000	8.035723	-19.64%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.346933	10.317738	-0.28%	0	2005
	9.852213	10.346933	5.02%	0	2004
	8.111235	9.852213	21.46%	0	2003
	10.000000	8.111235	-18.89%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.735304	12.771282	0.28%	0	2005
	11.790574	12.735304	8.01%	0	2004
	9.873257	11.790574	19.42%	0	2003
	10.000000	9.873257	-1.27%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.149657	11.925264	6.96%	0	2005
	9.969213	11.149657	11.84%	0	2004
	7.710942	9.969213	29.29%	0	2003
	10.000000	7.710942	-22.89%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.581734	13.904306	10.51%	0	2005
	11.116479	12.581734	13.18%	0	2004
	8.093538	11.116479	37.35%	0	2003
	10.000000	8.093538	-19.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.991868	10.917947	-0.67%	0	2005
	10.818840	10.991868	1.60%	0	2004
	10.544167	10.818840	2.60%	0	2003
	10.000000	10.544167	5.44%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.039656	10.931808	-0.98%	231	2005
	10.897441	11.039656	1.31%	231	2004
	10.641725	10.897441	2.40%	231	2003
	10.000000	10.641725	6.42%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004
	7.474825	9.544098	27.68%	0	2003
	9.184896	7.474825	-18.62%	0	2002
	9.871006	9.184896	-6.95%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.336551	11.735352	3.52%	1,594	2005
	10.394330	11.336551	9.06%	1,704	2004
	8.152710	10.394330	27.50%	1,704	2003
	10.036504	8.152710	-18.77%	1,050	2002
	10.801843	10.036504	-7.09%	111	2001
	10.000000	10.801843	8.02%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004
	5.921737	7.709846	30.20%	0	2003
	8.652786	5.921737	-31.56%	0	2002
	10.727787	8.652786	-19.34%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.090001	6.300181	3.45%	0	2005
	6.023056	6.090001	1.11%	0	2004
	4.634577	6.023056	29.96%	0	2003
	6.781416	4.634577	-31.66%	0	2002
	8.421979	6.781416	-19.48%	0	2001
	10.000000	8.421979	-15.78%	173	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004
	6.430462	8.005701	24.50%	0	2003
	6.329333	6.430462	1.60%	0	2002
	7.327699	6.329333	-13.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.316951	9.347010	0.32%	108	2005
	8.687054	9.316951	7.25%	108	2004
	6.989672	8.687054	24.28%	108	2003
	6.901005	6.989672	1.28%	0	2002
	7.992732	6.901005	-13.66%	0	2001
	10.000000	7.992732	-20.07%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.655515	10.766283	1.04%	0	2005
	10.737862	10.655515	-0.77%	0	2004
	10.843120	10.737862	-0.97%	0	2003
	10.874594	10.843120	-0.29%	0	2002
	10.650182	10.874594	2.11%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004
	6.230312	8.748328	40.42%	0	2003
	7.977219	6.230312	-21.90%	0	2002
	10.335636	7.977219	-22.82%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.837725	9.128879	16.47%	0	2005
	7.054365	7.837725	11.10%	135	2004
	5.029815	7.054365	40.25%	135	2003
	6.449271	5.029815	-22.01%	135	2002
	8.344298	6.449271	-22.71%	0	2001
	10.000000	8.344298	-16.56%	61	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.007363	12.836006	16.61%	0	2005
	10.000000	11.007363	10.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.047675	11.491808	4.02%	0	2005
	10.144164	11.047675	8.91%	0	2004
	7.716326	10.144164	31.46%	0	2003
	9.343206	7.716326	-17.41%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.992801	11.408231	3.78%	0	2005
	10.106896	10.992801	8.77%	49	2004
	7.706846	10.106896	31.14%	49	2003
	9.343217	7.706846	-17.51%	49	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.934879	10.124339	1.91%	0	2005
	9.617065	9.934879	3.30%	0	2004
	8.318647	9.617065	15.61%	0	2003
	9.308193	8.318647	-10.63%	0	2002
	9.915285	9.308193	-6.12%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.371239	9.536427	1.76%	0	2005
	9.087100	9.371239	3.13%	0	2004
	7.876483	9.087100	15.37%	0	2003
	8.830507	7.876483	-10.80%	0	2002
	9.420106	8.830507	-6.26%	0	2001
	10.000000	9.420106	-5.80%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.698315	8.852535	1.77%	0	2005
	8.380742	8.698315	3.79%	0	2004
	6.940657	8.380742	20.75%	0	2003
	8.381284	6.940657	-17.19%	0	2002
	9.242994	8.381284	-9.32%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.087729	8.213196	1.55%	0	2005
	7.808873	8.087729	3.57%	0	2004
	6.473446	7.808873	20.63%	0	2003
	7.843679	6.473446	-17.47%	0	2002
	8.658751	7.843679	-9.41%	0	2001
	10.000000	8.658751	-13.41%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.185234	12.815637	14.58%	0	2005
	9.890473	11.185234	13.09%	0	2004
	7.858792	9.890473	25.85%	0	2003
	8.849226	7.858792	-11.19%	0	2002
	10.299521	8.849226	-14.08%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.920943	11.347531	14.38%	10,311	2005
	8.786276	9.920943	12.91%	10,235	2004
	6.989957	8.786276	25.70%	5,555	2003
	7.886531	6.989957	-11.37%	3,181	2002
	9.190315	7.886531	-14.19%	114	2001
	10.000000	9.190315	-8.10%	179	2000*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.597999	8.837525	2.79%	0	2005
	7.927467	8.597999	8.46%	0	2004
	6.296268	7.927467	25.91%	0	2003
	8.259249	6.296268	-23.77%	0	2002
	9.584429	8.259249	-13.83%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.935296	12.961744	0.20%	0	2005
	12.629824	12.935296	2.42%	0	2004
	12.243816	12.629824	3.15%	0	2003
	11.316762	12.243816	8.19%	0	2002
	10.642261	11.316762	6.34%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.085281	9.619435	5.88%	0	2005
	8.406230	9.085281	8.08%	0	2004
	6.570627	8.406230	27.94%	0	2003
	9.097375	6.570627	-27.77%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.960375	9.466276	5.65%	0	2005
	8.310687	8.960375	7.82%	51	2004
	6.505670	8.310687	27.75%	51	2003
	9.042161	6.505670	-28.05%	51	2002

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.355394	9.688083	3.56%	0	2005
	9.050692	9.355394	3.37%	0	2004
	7.854002	9.050692	15.24%	0	2003
	8.778810	7.854002	-10.53%	0	2002
	9.111523	8.778810	-3.65%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.731672	10.069821	3.47%	0	2005
	9.439402	9.731672	3.10%	75	2004
	8.199396	9.439402	15.12%	75	2003
	9.182880	8.199396	-10.71%	75	2002
	9.545191	9.182880	-3.80%	75	2001
	10.000000	9.545191	-4.55%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.757581	8.016456	18.63%	0	2005
	6.805215	6.757581	-0.70%	0	2004
	5.544477	6.805215	22.74%	0	2003
	6.095214	5.544477	-9.04%	0	2002
	8.708555	6.095214	-30.01%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.719806	7.951616	18.33%	0	2005
	6.766693	6.719806	-0.69%	0	2004
	5.524853	6.766693	22.48%	0	2003
	6.095213	5.524853	-9.36%	0	2002
	8.708553	6.095213	-30.01%	0	2001
	10.000000	8.708553	-12.91%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.665518	9.136671	5.44%	0	2005
	8.357021	8.665518	3.69%	0	2004
	6.895757	8.357021	21.19%	0	2003
	8.442315	6.895757	-18.32%	0	2002
	9.447372	8.442315	-10.64%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.891162	9.363460	5.31%	0	2005
	8.593326	8.891162	3.47%	0	2004
	7.099623	8.593326	21.04%	0	2003
	8.707841	7.099623	-18.47%	0	2002
	9.761336	8.707841	-10.79%	0	2001
	10.000000	9.761336	-2.39%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	0	2004
	5.138966	6.533465	27.14%	0	2003
	6.712445	5.138966	-23.44%	0	2002
	8.002263	6.712445	-16.12%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.191668	7.663724	6.56%	0	2005
	6.861849	7.191668	4.81%	0	2004
	5.407989	6.861849	26.88%	0	2003
	7.072095	5.407989	-23.53%	0	2002
	8.450966	7.072095	-16.32%	0	2001
	10.000000	8.450966	-15.49%	59	2000*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.451123	28.340477	15.91%	0	2005
	19.986111	24.451123	22.34%	0	2004
	14.714450	19.986111	35.83%	0	2003
	16.655494	14.714450	-11.65%	0	2002
	17.579993	16.655494	-5.26%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.352938	17.766744	15.72%	0	2005
	12.561010	15.352938	22.23%	0	2004
	9.266126	12.561010	35.56%	0	2003
	10.503511	9.266126	-11.78%	0	2002
	11.103976	10.503511	-5.41%	0	2001
	10.000000	11.103976	11.04%	110	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.642263	13.718739	0.56%	0	2005
	12.206182	13.642263	11.77%	0	2004
	7.889291	12.206182	54.72%	0	2003
	10.000000	7.889291	-21.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.844759	12.900659	0.44%	0	2005
	11.507595	12.844759	11.62%	0	2004
	7.457961	11.507595	54.30%	0	2003
	10.000000	7.457961	-25.42%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.868487	12.066282	1.67%	0	2005
	10.880441	11.868487	9.08%	0	2004
	8.885848	10.880441	22.45%	0	2003
	10.000000	8.885848	-11.14%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.706634	12.681594	8.33%	0	2005
	10.043815	11.706634	16.56%	0	2004
	7.727801	10.043815	29.97%	0	2003
	10.000000	7.727801	-22.72%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.404099	4.04%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.267311	19.810715	29.76%	0	2005
	12.928636	15.267311	18.09%	0	2004
	8.007358	12.928636	61.46%	0	2003
	10.000000	8.007358	-19.93%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.914818	11.051850	1.26%	0	2005
	10.780215	10.914818	1.25%	0	2004
	10.779019	10.780215	0.01%	0	2003
	10.000000	10.779019	7.79%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.713837	10.852886	1.30%	0	2005
	10.441136	10.713837	2.61%	0	2004
	9.868496	10.441136	5.80%	0	2003
	10.000000	9.868496	-1.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.112297	11.385005	2.45%	191	2005
	10.576137	11.112297	5.07%	0	2004
	9.486812	10.576137	11.48%	0	2003
	10.000000	9.486812	-5.13%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.391767	11.767231	3.30%	4,181	2005
	10.606821	11.391767	7.40%	4,181	2004
	9.010832	10.606821	17.71%	1,693	2003
	10.000000	9.010832	-9.89%	951	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.712714	12.297200	4.99%	800	2005
	10.656870	11.712714	9.91%	638	2004
	8.582041	10.656870	24.18%	0	2003
	10.000000	8.582041	-14.18%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.922253	12.617681	5.83%	0	2005
	10.663592	11.922253	11.80%	0	2004
	8.247242	10.663592	29.30%	0	2003
	10.000000	8.247242	-17.53%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.683519	9.748540	0.67%	0	2005
	9.796615	9.683519	-1.15%	0	2004
	9.929328	9.796615	-1.34%	0	2003
	10.000000	9.929328	-0.71%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.376368	13.604067	9.92%	0	2005
	10.906626	12.376368	13.48%	0	2004
	8.260796	10.906626	32.03%	0	2003
	10.000000	8.260796	-17.39%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.721015	12.860593	9.72%	0	2005
	10.349457	11.721015	13.25%	0	2004
	7.859418	10.349457	31.68%	0	2003
	10.000000	7.859418	-21.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.372113	10.957211	5.64%	0	2005
	9.347444	10.372113	10.96%	0	2004
	7.111026	9.347444	31.45%	0	2003
	10.000000	7.111026	-28.89%	0	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.507240	13.651623	1.07%	0	2005
	11.744214	13.507240	15.01%	0	2004
	7.635978	11.744214	53.80%	0	2003
	10.000000	7.635978	-23.64%	0	2002

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.467490	12.565096	0.78%	0	2005
	10.868165	12.467490	14.72%	0	2004
	7.084817	10.868165	53.40%	0	2003
	10.000000	7.084817	-29.15%	0	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.209961	14.548638	10.13%	0	2005
	11.319366	13.209961	16.70%	0	2004
	8.186587	11.319366	38.27%	0	2003
	10.000000	8.186587	-18.13%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.449343	14.771255	9.83%	1,721	2005
	11.547626	13.449343	16.47%	1,721	2004
	8.375519	11.547626	37.87%	1,273	2003
	10.000000	8.375519	-16.24%	743	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.561750	9.772115	2.20%	1,130	2005
	8.947926	9.561750	6.86%	1,130	2004
	7.443222	8.947926	20.22%	1,130	2003
	10.000000	7.443222	-25.57%	654	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.476147	9.557391	0.86%	4,501	2005
	8.449634	9.476147	12.15%	4,501	2004
	6.308179	8.449634	33.95%	3,895	2003
	10.000000	6.308179	-36.92%	2,261	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.774784	10.066967	2.99%	0	2005
	9.386360	9.774784	4.14%	0	2004
	7.174366	9.386360	30.83%	0	2003
	10.000000	7.174366	-28.26%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.710345	12.225235	4.40%	2,598	2005
	10.401168	11.710345	12.59%	2,438	2004
	8.506274	10.401168	22.28%	775	2003
	10.000000	8.506274	-14.94%	279	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.793473	9.796639	0.03%	0	2005
	9.498673	9.793473	3.10%	0	2004
	8.255329	9.498673	15.06%	0	2003
	10.000000	8.255329	-17.45%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.131990	12.038644	8.14%	0	2005
	10.360971	11.131990	7.44%	0	2004
	7.918384	10.360971	30.85%	0	2003
	10.000000	7.918384	-20.82%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.008085	11.225369	1.97%	0	2005
	10.597687	11.008085	3.87%	0	2004
	9.215219	10.597687	15.00%	0	2003
	10.000000	9.215219	-7.85%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.273948	10.564019	2.82%	4,363	2005
	9.828037	10.273948	4.54%	4,363	2004
	7.669636	9.828037	28.14%	4,363	2003
	10.000000	7.669636	-23.30%	2,482	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.904016	14.463564	12.09%	0	2005
	11.044123	12.904016	16.84%	0	2004
	7.875417	11.044123	40.24%	0	2003
	10.000000	7.875417	-21.25%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.795846	14.311220	11.84%	5,492	2005
	10.977804	12.795846	16.56%	5,492	2004
	7.836909	10.977804	40.08%	5,020	2003
	10.000000	7.836909	-21.63%	2,851	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.508673	12.902936	12.11%	0	2005
	10.000000	11.508673	15.09%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.491649	12.851121	11.83%	843	2005
	10.000000	11.491649	14.92%	674	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.441231	12.481526	0.32%	0	2005
	11.644506	12.441231	6.84%	0	2004
	9.580614	11.644506	21.54%	0	2003
	10.000000	9.580614	-4.19%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.756853	11.153226	3.68%	0	2005
	10.051494	10.756853	7.02%	0	2004
	8.107742	10.051494	23.97%	0	2003
	10.000000	8.107742	-18.92%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.781376	14.854127	7.78%	0	2005
	11.769655	13.781376	17.09%	0	2004
	8.314758	11.769655	41.55%	0	2003
	10.000000	8.314758	-16.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.740101	12.802032	0.49%	0	2005
	11.982828	12.740101	6.32%	0	2004
	10.431178	11.982828	14.88%	0	2003
	10.000000	10.431178	4.31%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.608830	12.771581	10.02%	0	2005
	10.189417	11.608830	13.93%	0	2004
	8.085334	10.189417	26.02%	0	2003
	10.000000	8.085334	-19.15%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.011925	14.705660	4.95%	0	2005
	11.322354	14.011925	23.75%	0	2004
	7.716311	11.322354	46.73%	0	2003
	10.000000	7.716311	-22.84%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.311036	10.686126	3.64%	0	2005
	10.012189	10.311036	2.98%	0	2004
	8.174850	10.012189	22.48%	0	2003
	10.000000	8.174850	-18.25%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.292404	11.945042	-2.83%	0	2005
	11.743807	12.292404	4.67%	0	2004
	10.111809	11.743807	16.14%	0	2003
	10.000000	10.111809	1.12%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.547594	18.328465	10.76%	0	2005
	14.140886	16.547594	17.02%	0	2004
	10.502837	14.140886	34.64%	0	2003
	10.000000	10.502837	5.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.612273	10.633572	0.20%	0	2005
	10.390985	10.612273	2.13%	0	2004
	10.237940	10.390985	1.49%	0	2003
	10.000000	10.237940	2.38%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.662104	15.674858	6.91%	0	2005
	13.082618	14.662104	12.07%	0	2004
	10.548364	13.082618	24.03%	0	2003
	10.000000	10.548364	5.48%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.802277	15.058550	1.73%	0	2005
	13.093962	14.802277	13.05%	0	2004
	10.846518	13.093962	20.72%	0	2003
	10.000000	10.846518	8.47%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.958445	16.767913	12.10%	0	2005
	13.059523	14.958445	14.54%	0	2004
	10.267113	13.059523	27.20%	0	2003
	10.000000	10.267113	2.67%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.812910	19.545323	9.73%	0	2005
	14.628549	17.812910	21.77%	0	2004
	10.776836	14.628549	35.74%	0	2003
	10.000000	10.776836	7.77%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.288472	10.485262	1.91%	0	2005
	10.082409	10.288472	2.04%	0	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.981534	19.440712	14.48%	0	2005
	12.727906	16.981534	33.42%	0	2004
	10.000000	12.727906	27.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.804081	12.050257	2.09%	2,400	2005
	10.252067	11.804081	15.14%	2,400	2004
	7.995603	10.252067	28.22%	2,400	2003
	10.000000	7.995603	-20.04%	1,363	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.054153	9.556244	5.55%	0	2005
	8.648105	9.054153	4.70%	0	2004
	6.942881	8.648105	24.56%	0	2003
	10.000000	6.942881	-30.57%	0	2002*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.096137	11.465132	3.33%	0	2005
	10.215350	11.096137	8.62%	0	2004
	7.820133	10.215350	30.63%	0	2003
	10.000000	7.820133	-21.80%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.028101	10.671211	6.41%	0	2005
	9.623317	10.028101	4.21%	0	2004
	7.601248	9.623317	26.60%	0	2003
	10.000000	7.601248	-23.99%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.622251	12.484595	7.42%	0	2005
	10.267889	11.622251	13.19%	0	2004
	7.740394	10.267889	32.65%	0	2003
	10.000000	7.740394	-22.60%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.999732	11.779311	7.09%	0	2005
	10.000000	10.999732	10.00%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.920330	14.904342	15.36%	0	2005
	10.657561	12.920330	21.23%	0	2004
	8.456499	10.657561	26.03%	0	2003
	10.000000	8.456499	-15.44%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.895441	12.546132	5.47%	0	2005
	10.664539	11.895441	11.54%	0	2004
	8.547355	10.664539	24.77%	0	2003
	10.000000	8.547355	-14.53%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.365510	10.733278	3.55%	0	2005
	9.999835	10.365510	3.66%	0	2004
	8.157752	9.999835	22.58%	0	2003
	10.000000	8.157752	-18.42%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.227424	9.528290	3.26%	0	2005
	8.925466	9.227424	3.38%	0	2004
	7.295900	8.925466	22.34%	0	2003
	10.000000	7.295900	-27.04%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.279764	11.562898	2.51%	0	2005
	10.348615	11.279764	9.00%	0	2004
	7.988548	10.348615	29.54%	0	2003
	10.000000	7.988548	-20.11%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.135819	18.426633	14.20%	0	2005
	13.183532	16.135819	22.39%	0	2004
	9.345119	13.183532	41.07%	10,042	2003
	10.000000	9.345119	-6.55%	1,892	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.463900	10.651926	12.55%	0	2005
	8.913212	9.463900	6.18%	0	2004
	7.372291	8.913212	20.90%	0	2003
	10.000000	7.372291	-26.28%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.484686	15.137238	4.51%	0	2005
	12.412584	14.484686	16.69%	0	2004
	8.989561	12.412584	38.08%	124	2003
	10.000000	8.989561	-10.10%	129	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.161866	13.832476	5.10%	0	2005
	11.018902	13.161866	19.45%	0	2004
	8.160456	11.018902	35.03%	0	2003
	10.000000	8.160456	-18.40%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.174301	10.331918	1.55%	0	2005
	9.774836	10.174301	4.09%	0	2004
	7.915753	9.774836	23.49%	0	2003
	10.000000	7.915753	-20.84%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.494691	11.793998	2.60%	0	2005
	10.601192	11.494691	8.43%	0	2004
	8.427092	10.601192	25.80%	0	2003
	10.000000	8.427092	-15.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.057804	13.364792	2.35%	0	2005
	12.074254	13.057804	8.15%	0	2004
	10.000000	12.074254	20.74%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.755946	11.044914	2.69%	0	2005
	10.023120	10.755946	7.31%	0	2004
	8.032975	10.023120	24.77%	0	2003
	10.000000	8.032975	-19.67%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004
	8.108473	9.843836	21.40%	0	2003
	10.000000	8.108473	-18.92%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.716645	12.746084	0.23%	0	2005
	11.779309	12.716645	7.96%	0	2004
	9.868842	11.779309	19.36%	0	2003
	10.000000	9.868842	-1.31%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.135032	11.903565	6.90%	0	2005
	9.961198	11.135032	11.78%	0	2004
	7.708671	9.961198	29.22%	0	2003
	10.000000	7.708671	-22.91%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.565216	13.878998	10.46%	0	2005
	11.107546	12.565216	13.12%	0	2004
	8.091150	11.107546	37.28%	0	2003
	10.000000	8.091150	-19.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.977446	10.898073	-0.72%	0	2005
	10.810151	10.977446	1.55%	0	2004
	10.541063	10.810151	2.55%	0	2003
	10.000000	10.541063	5.41%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.024638	10.911377	-1.03%	0	2005
	10.888164	11.024638	1.25%	0	2004
	10.638091	10.888164	2.35%	0	2003
	10.000000	10.638091	6.38%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004
	7.460863	9.521414	27.62%	0	2003
	9.172426	7.460863	-18.66%	0	2002
	9.862672	9.172426	-7.00%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.309592	11.701487	3.47%	13,046	2005
	10.374905	11.309592	9.01%	12.42	2004
	8.141614	10.374905	27.43%	11,803	2003
	10.027973	8.141614	-18.81%	1,837	2002
	10.798200	10.027973	-7.13%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004
	5.910677	7.691507	30.13%	0	2003
	8.641032	5.910677	-31.60%	0	2002
	10.718728	8.641032	-19.38%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.075524	6.282012	3.40%	0	2005
	6.011803	6.075524	1.06%	0	2004
	4.628273	6.011803	29.89%	0	2003
	6.775654	4.628273	-31.69%	0	2002
	8.419141	6.775654	-19.52%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004
	6.418462	7.986680	24.43%	0	2003
	6.320746	6.418462	1.55%	0	2002
	7.321509	6.320746	-13.67%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.294808	9.320057	0.27%	0	2005
	8.670832	9.294808	7.20%	0	2004
	6.980171	8.670832	24.22%	0	2003
	6.895146	6.980171	1.23%	0	2002
	7.990044	6.895146	-13.70%	0	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.624741	10.729730	0.99%	0	2005
	10.712314	10.624741	-0.82%	0	2004
	10.822840	10.712314	-1.02%	0	2003
	10.859793	10.822840	-0.34%	0	2002
	10.641140	10.859793	2.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.819078	9.102530	16.41%	0	2005
	7.041172	7.819078	11.05%	0	2004
	5.022966	7.041172	40.18%	0	2003
	6.443784	5.022966	-22.05%	0	2002
	8.341483	6.443784	-22.75%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.003653	12.825157	16.55%	0	2005
	10.000000	11.003653	10.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.027501	11.464984	3.97%	0	2005
	10.130799	11.027501	8.85%	0	2004
	7.710090	10.130799	31.40%	0	2003
	9.340423	7.710090	-17.45%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.972722	11.381600	3.73%	0	2005
	10.093574	10.972722	8.71%	0	2004
	7.700612	10.093574	31.07%	0	2003
	9.340430	7.700612	-17.56%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.906253	10.090041	1.86%	0	2005
	9.594248	9.906253	3.25%	0	2004
	8.303143	9.594248	15.55%	0	2003
	9.295584	8.303143	-10.68%	0	2002
	9.906917	9.295584	-6.17%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.348969	9.508915	1.71%	0	2005
	9.070126	9.348969	3.07%	0	2004
	7.865778	9.070126	15.31%	0	2003
	8.823009	7.865778	-10.85%	0	2002
	9.416934	8.823009	-6.31%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.673197	8.822487	1.72%	0	2005
	8.360803	8.673197	3.74%	0	2004
	6.927674	8.360803	20.69%	0	2003
	8.369884	6.927674	-17.23%	0	2002
	9.235168	8.369884	-9.37%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.068508	8.189511	1.50%	0	2005
	7.794289	8.068508	3.52%	0	2004
	6.464649	7.794289	20.57%	0	2003
	7.837014	6.464649	-17.51%	0	2002
	8.655837	7.837014	-9.46%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.152948	12.772158	14.52%	0	2005
	9.866963	11.152948	13.03%	0	2004
	7.844111	9.866963	25.79%	0	2003
	8.837210	7.844111	-11.24%	0	2002
	10.290816	8.837210	-14.13%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.897348	11.314786	14.32%	13,479	2005
	8.769848	9.897348	12.86%	14,161	2004
	6.980443	8.769848	25.63%	13,648	2003
	7.879823	6.980443	-11.41%	2,163	2002
	9.187218	7.879823	-14.23%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.573187	8.807543	2.73%	0	2005
	7.908612	8.573187	8.40%	0	2004
	6.284495	7.908612	25.84%	0	2003
	8.248030	6.284495	-23.81%	0	2002
	9.576323	8.248030	-13.87%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.897993	12.917786	0.15%	0	2005
	12.599826	12.897993	2.37%	0	2004
	12.220969	12.599826	3.10%	0	2003
	11.301410	12.220969	8.14%	0	2002
	10.633270	11.301410	6.28%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.066794	9.594985	5.83%	0	2005
	8.393401	9.066794	8.02%	0	2004
	6.563934	8.393401	27.87%	0	2003
	9.092755	6.563934	-27.81%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.942131	9.442201	5.59%	0	2005
	8.297998	8.942131	7.76%	0	2004
	6.499036	8.297998	27.68%	0	2003
	9.037560	6.499036	-28.09%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.328411	9.655229	3.50%	0	2005
	9.029196	9.328411	3.31%	0	2004
	7.839339	9.029196	15.18%	0	2003
	8.766889	7.839339	-10.58%	0	2002
	9.103827	8.766889	-3.70%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.708519	10.040740	3.42%	0	2005
	9.421744	9.708519	3.04%	0	2004
	8.188240	9.421744	15.06%	0	2003
	9.175070	8.188240	-10.76%	0	2002
	9.541969	9.175070	-3.85%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.742920	7.995003	18.57%	0	2005
	6.793916	6.742920	-0.75%	0	2004
	5.538098	6.793916	22.68%	0	2003
	6.091311	5.538098	-9.08%	0	2002
	8.707484	6.091311	-30.05%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.705284	7.930404	18.27%	0	2005
	6.755509	6.705284	-0.74%	0	2004
	5.518520	6.755509	22.42%	0	2003
	6.091330	5.518520	-9.40%	0	2002
	8.707479	6.091330	-30.04%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.640517	9.105691	5.38%	0	2005
	8.337165	8.640517	3.64%	0	2004
	6.882878	8.337165	21.13%	0	2003
	8.430858	6.882878	-18.36%	0	2002
	9.439395	8.430858	-10.68%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.870015	9.336438	5.26%	0	2005
	8.577268	8.870015	3.41%	0	2004
	7.089968	8.577268	20.98%	0	2003
	8.700438	7.089968	-18.51%	0	2002
	9.758048	8.700438	-10.84%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004
	5.129369	6.517942	27.07%	0	2003
	6.703332	5.129369	-23.48%	0	2002
	7.995493	6.703332	-16.16%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.174569	7.641610	6.51%	0	2005
	6.849030	7.174569	4.75%	0	2004
	5.400641	6.849030	26.82%	0	2003
	7.066080	5.400641	-23.57%	0	2002
	8.448116	7.066080	-16.36%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.380625	28.244399	15.85%	0	2005
	19.938657	24.380625	22.28%	0	2004
	14.686992	19.938657	35.76%	0	2003
	16.632903	14.686992	-11.70%	0	2002
	17.565158	16.632903	-5.31%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.316433	17.715488	15.66%	6,312	2005
	12.537539	15.316433	22.16%	6,687	2004
	9.253520	12.537539	35.49%	7,103	2003
	10.494576	9.253520	-11.83%	1,343	2002
	11.100237	10.494576	-5.46%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.624325	13.693727	0.51%	0	2005
	12.196356	13.624325	11.71%	0	2004
	7.886958	12.196356	54.64%	0	2003
	10.000000	7.886958	-21.13%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.827303	12.876566	0.38%	0	2005
	11.497815	12.827303	11.56%	0	2004
	7.455414	11.497815	54.22%	0	2003
	10.000000	7.455414	-25.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.852910	12.044316	1.61%	0	2005
	10.871701	11.852910	9.03%	0	2004
	8.883232	10.871701	22.38%	0	2003
	10.000000	8.883232	-11.17%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.691278	12.658514	8.27%	0	2005
	10.035746	11.691278	16.50%	0	2004
	7.725529	10.035746	29.90%	0	2003
	10.000000	7.725529	-22.74%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.400579	4.01%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.244923	19.771613	29.69%	0	2005
	12.916264	15.244923	18.03%	0	2004
	8.003776	12.916264	61.38%	2,638	2003
	10.000000	8.003776	-19.96%	480	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.700031	15.192178	29.85%	2,850	2005
	10.000000	11.700031	17.00%	3,339	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.898807	11.030025	1.20%	0	2005
	10.769892	10.898807	1.20%	0	2004
	10.774196	10.769892	-0.04%	0	2003
	10.000000	10.774196	7.74%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.698139	10.831478	1.25%	2,631	2005
	10.431148	10.698139	2.56%	2,631	2004
	9.864086	10.431148	5.75%	0	2003
	10.000000	9.864086	-1.36%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.096022	11.362557	2.40%	512	2005
	10.566025	11.096022	5.02%	512	2004
	9.482570	10.566025	11.43%	512	2003
	10.000000	9.482570	-5.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.375064	11.743990	3.24%	1,707	2005
	10.596670	11.375064	7.35%	1,707	2004
	9.006799	10.596670	17.65%	0	2003
	10.000000	9.006799	-9.93%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.695554	12.272956	4.94%	0	2005
	10.646681	11.695554	9.85%	0	2004
	8.578205	10.646681	24.11%	0	2003
	10.000000	8.578205	-14.22%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.904773	12.592777	5.78%	0	2005
	10.653387	11.904773	11.75%	0	2004
	8.243549	10.653387	29.23%	0	2003
	10.000000	8.243549	-17.56%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.669135	9.729109	0.62%	16,723	2005
	9.787054	9.669135	-1.20%	15,021	2004
	9.924695	9.787054	-1.39%	0	2003
	10.000000	9.924695	-0.75%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.433814	12.528177	9.57%	0	2005
	10.000000	11.433814	14.34%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.360108	13.579275	9.86%	0	2005
	10.897857	12.360108	13.42%	0	2004
	8.258352	10.897857	31.96%	0	2003
	10.000000	8.258352	-17.42%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.705067	12.836571	9.67%	0	2005
	10.340640	11.705067	13.19%	0	2004
	7.856725	10.340640	31.62%	0	2003
	10.000000	7.856725	-21.43%	0	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.356916	10.935604	5.59%	0	2005
	9.338509	10.356916	10.91%	0	2004
	7.107848	9.338509	31.38%	0	2003
	10.000000	7.107848	-28.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.489499	13.626769	1.02%	0	2005
	11.734769	13.489499	14.95%	0	2004
	7.633713	11.734769	53.72%	0	2003
	10.000000	7.633713	-23.66%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.450524	12.541618	0.73%	0	2005
	10.858926	12.450524	14.66%	0	2004
	7.082398	10.858926	53.32%	0	2003
	10.000000	7.082398	-29.18%	0	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.192610	14.522150	10.08%	0	2005
	11.310262	13.192610	16.64%	0	2004
	8.184165	11.310262	38.20%	0	2003
	10.000000	8.184165	-18.16%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.429625	14.742091	9.77%	7,482	2005
	11.536574	13.429625	16.41%	7,594	2004
	8.371767	11.536574	37.80%	7,449	2003
	10.000000	8.371767	-16.28%	1,195	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.547721	9.752819	2.15%	0	2005
	8.939346	9.547721	6.81%	0	2004
	7.439879	8.939346	20.15%	0	2003
	10.000000	7.439879	-25.60%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.462252	9.538524	0.81%	0	2005
	8.441551	9.462252	12.09%	0	2004
	6.305355	8.441551	33.88%	0	2003
	10.000000	6.305355	-36.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.760432	10.047079	2.94%	0	2005
	9.377374	9.760432	4.08%	0	2004
	7.171146	9.377374	30.77%	155	2003
	10.000000	7.171146	-28.29%	153	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.693186	12.201111	4.34%	0	2005
	10.391212	11.693186	12.53%	0	2004
	8.502465	10.391212	22.21%	0	2003
	10.000000	8.502465	-14.98%	0	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.780630	9.778814	-0.02%	0	2005
	9.491055	9.780630	3.05%	0	2004
	8.252899	9.491055	15.00%	0	2003
	10.000000	8.252899	-17.47%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.117374	12.016731	8.09%	0	2005
	10.352637	11.117374	7.39%	0	2004
	7.916046	10.352637	30.78%	0	2003
	10.000000	7.916046	-20.84%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.993619	11.204927	1.92%	0	2005
	10.589157	10.993619	3.82%	0	2004
	9.212494	10.589157	14.94%	0	2003
	10.000000	9.212494	-7.88%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.258875	10.543158	2.77%	0	2005
	9.818637	10.258875	4.48%	0	2004
	7.666204	9.818637	28.08%	0	2003
	10.000000	7.666204	-23.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.887088	14.437238	12.03%	0	2005
	11.035256	12.887088	16.78%	0	2004
	7.873095	11.035256	40.16%	0	2003
	10.000000	7.873095	-21.27%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.777097	14.282980	11.79%	0	2005
	10.967304	12.777097	16.50%	0	2004
	7.833401	10.967304	40.01%	8,656	2003
	10.000000	7.833401	-21.67%	1,394	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.504794	12.892029	12.06%	0	2005
	10.000000	11.504794	15.05%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.487770	12.840264	11.77%	9,427	2005
	10.000000	11.487770	14.88%	9,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.424887	12.458786	0.27%	0	2005
	11.635142	12.424887	6.79%	0	2004
	9.577782	11.635142	21.48%	0	2003
	10.000000	9.577782	-4.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.741068	11.131200	3.63%	0	2005
	10.041862	10.741068	6.96%	0	2004
	8.104101	10.041862	23.91%	0	2003
	10.000000	8.104101	-18.96%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.763256	14.827067	7.73%	0	2005
	11.760171	13.763256	17.03%	0	2004
	8.312293	11.760171	41.48%	0	2003
	10.000000	8.312293	-16.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.721445	12.776789	0.44%	0	2005
	11.971375	12.721445	6.27%	0	2004
	10.426508	11.971375	14.82%	0	2003
	10.000000	10.426508	4.27%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.593582	12.748325	9.96%	0	2005
	10.181218	11.593582	13.87%	0	2004
	8.082947	10.181218	25.96%	0	2003
	10.000000	8.082947	-19.17%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.993523	14.678882	4.90%	0	2005
	11.313244	13.993523	23.69%	0	2004
	7.714025	11.313244	46.66%	0	2003
	10.000000	7.714025	-22.86%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.297477	10.666648	3.59%	0	2005
	10.004140	10.297477	2.93%	0	2004
	8.172431	10.004140	22.41%	0	2003
	10.000000	8.172431	-18.28%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.278482	11.925455	-2.88%	0	2005
	11.736480	12.278482	4.62%	0	2004
	10.110662	11.736480	16.08%	0	2003
	10.000000	10.110662	1.11%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.528869	18.298412	10.71%	0	2005
	14.132089	16.528869	16.96%	0	2004
	10.501649	14.132089	34.57%	0	2003
	10.000000	10.501649	5.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.600250	10.616125	0.15%	0	2005
	10.384509	10.600250	2.08%	0	2004
	10.236781	10.384509	1.44%	0	2003
	10.000000	10.236781	2.37%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.645514	15.649174	6.85%	0	2005
	13.074483	14.645514	12.02%	0	2004
	10.547175	13.074483	23.96%	0	2003
	10.000000	10.547175	5.47%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.785533	15.033869	1.68%	0	2005
	13.085821	14.785533	12.99%	0	2004
	10.845289	13.085821	20.66%	0	2003
	10.000000	10.845289	8.45%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.941491	16.740405	12.04%	0	2005
	13.051380	14.941491	14.48%	0	2004
	10.265951	13.051380	27.13%	0	2003
	10.000000	10.265951	2.66%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.792763	19.513291	9.67%	0	2005
	14.619444	17.792763	21.71%	0	2004
	10.775617	14.619444	35.67%	0	2003
	10.000000	10.775617	7.76%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.967106	19.414314	14.42%	0	2005
	12.723573	16.967106	33.35%	0	2004
	10.000000	12.723573	27.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.786744	12.026439	2.03%	0	2005
	10.242231	11.786744	15.08%	0	2004
	7.992007	10.242231	28.16%	446	2003
	10.000000	7.992007	-20.08%	458	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.040867	9.537357	5.49%	0	2005
	8.639826	9.040867	4.64%	0	2004
	6.939769	8.639826	24.50%	498	2003
	10.000000	6.939769	-30.60%	472	2002*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.079873	11.442507	3.27%	80	2005
	10.205572	11.079873	8.57%	80	2004
	7.816630	10.205572	30.56%	80	2003
	10.000000	7.816630	-21.83%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.013377	10.650128	6.36%	0	2005
	9.614097	10.013377	4.15%	0	2004
	7.597836	9.614097	26.54%	0	2003
	10.000000	7.597836	-24.02%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.606957	12.461820	7.37%	0	2005
	10.259619	11.606957	13.13%	0	2004
	7.738098	10.259619	32.59%	0	2003
	10.000000	7.738098	-22.62%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.996022	11.769343	7.03%	0	2005
	10.000000	10.996022	9.96%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.901375	14.874913	15.30%	0	2005
	10.647352	12.901375	21.17%	0	2004
	8.452716	10.647352	25.96%	0	2003
	10.000000	8.452716	-15.47%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.879805	12.523281	5.42%	0	2005
	10.655950	11.879805	11.49%	0	2004
	8.544826	10.655950	24.71%	0	2003
	10.000000	8.544826	-14.55%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.351872	10.713704	3.50%	0	2005
	9.991780	10.351872	3.60%	0	2004
	8.155341	9.991780	22.52%	0	2003
	10.000000	8.155341	-18.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.213905	9.509493	3.21%	0	2005
	8.916932	9.213905	3.33%	0	2004
	7.292631	8.916932	22.27%	0	2003
	10.000000	7.292631	-27.07%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.263222	11.540070	2.46%	0	2005
	10.338716	11.263222	8.94%	66	2004
	7.984973	10.338716	29.48%	0	2003
	10.000000	7.984973	-20.15%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.112161	18.390265	14.14%	0	2005
	13.170914	16.112161	22.33%	0	2004
	9.340939	13.170914	41.00%	0	2003
	10.000000	9.340939	-6.59%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.449990	10.630868	12.50%	0	2005
	8.904660	9.449990	6.12%	0	2004
	7.368984	8.904660	20.84%	0	2003
	10.000000	7.368984	-26.31%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.463432	15.107334	4.45%	0	2005
	12.400690	14.463432	16.63%	0	2004
	8.985533	12.400690	38.01%	0	2003
	10.000000	8.985533	-10.14%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.144576	13.807289	5.04%	0	2005
	11.010032	13.144576	19.39%	0	2004
	8.158043	11.010032	34.96%	0	2003
	10.000000	8.158043	-18.42%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.160922	10.313076	1.50%	0	2005
	9.766967	10.160922	4.03%	0	2004
	7.913413	9.766967	23.42%	0	2003
	10.000000	7.913413	-20.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.479596	11.772512	2.55%	0	2005
	10.592675	11.479596	8.37%	0	2004
	8.424604	10.592675	25.73%	0	2003
	10.000000	8.424604	-15.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.046686	13.346625	2.30%	0	2005
	12.070134	13.046686	8.09%	0	2004
	10.000000	12.070134	20.70%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.741321	11.024290	2.63%	0	2005
	10.014593	10.741321	7.26%	92	2004
	8.030234	10.014593	24.71%	0	2003
	10.000000	8.030234	-19.70%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.318778	10.279188	-0.38%	0	2005
	9.835441	10.318778	4.91%	0	2004
	8.105694	9.835441	21.34%	0	2003
	10.000000	8.105694	-18.94%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.698000	12.720918	0.18%	0	2005
	11.768040	12.698000	7.90%	0	2004
	9.864436	11.768040	19.30%	0	2003
	10.000000	9.864436	-1.36%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.120386	11.881868	6.85%	0	2005
	9.953175	11.120386	11.73%	0	2004
	7.706388	9.953175	29.15%	0	2003
	10.000000	7.706388	-22.94%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.548698	13.853699	10.40%	0	2005
	11.098606	12.548698	13.07%	0	2004
	8.088758	11.098606	37.21%	0	2003
	10.000000	8.088758	-19.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.962998	10.878191	-0.77%	0	2005
	10.801441	10.962998	1.50%	0	2004
	10.537952	10.801441	2.50%	0	2003
	10.000000	10.537952	5.38%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.009630	10.890980	-1.08%	0	2005
	10.878897	11.009630	1.20%	0	2004
	10.634467	10.878897	2.30%	0	2003
	10.000000	10.634467	6.34%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.363157	10.735822	3.60%	0	2005
	9.498796	10.363157	9.10%	0	2004
	7.446930	9.498796	27.55%	0	2003
	9.155972	7.446930	-18.70%	0	2002
	9.854339	9.159972	-7.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.282704	11.667734	3.41%	96	2005
	10.355509	11.282704	8.95%	163	2004
	8.130540	10.355509	27.37%	336	2003
	10.019452	8.130540	-18.85%	336	2002
	10.794562	10.019452	-7.18%	336	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.761188	8.033852	3.51%	0	2005
	7.673205	7.761188	1.15%	0	2004
	5.899618	7.673205	30.06%	0	2003
	8.629292	5.899618	-31.63%	0	2002
	10.709661	8.629292	-19.43%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.061065	6.263873	3.35%	0	2005
	6.000566	6.061065	1.01%	0	2004
	4.621972	6.000566	29.83%	511	2003
	6.769887	4.621972	-31.73%	511	2002
	8.416295	6.769887	-19.56%	511	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	0	2004
	6.406466	7.967694	24.37%	0	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.272721	9.293180	0.22%	0	2005
	8.654664	9.272721	7.14%	0	2004
	6.970686	8.654644	24.16%	0	2003
	6.889287	6.970686	1.18%	0	2002
	7.987344	6.889287	-13.75%	0	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.594026	10.693268	0.94%	0	2005
	10.686799	10.594026	-0.87%	0	2004
	10.802574	10.686799	-1.07%	0	2003
	10.844990	10.802574	-0.39%	0	2002
	10.632093	10.844990	2.00%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.800477	9.076267	16.36%	0	2005
	7.027999	7.800477	10.99%	0	2004
	5.016125	7.027999	40.11%	0	2003
	6.438299	5.016125	-22.09%	0	2002
	8.338672	6.438299	-22.79%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.999931	12.814297	16.49%	0	2005
	10.000000	10.999931	10.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.007345	11.438215	3.91%	0	2005
	10.117444	11.007345	8.80%	0	2004
	7.703853	10.117444	31.33%	0	2003
	9.337635	7.703853	-17.50%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.952670	11.355020	3.67%	0	2005
	10.080268	10.952670	8.65%	0	2004
	7.694378	10.080268	31.01%	0	2003
	9.337644	7.694378	-17.60%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.877643	10.055779	1.80%	0	2005
	9.571418	9.877643	3.20%	0	2004
	8.287613	9.571418	15.49%	0	2003
	9.282940	8.287613	-10.72%	0	2002
	9.898537	9.282940	-6.22%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.326726	9.481474	1.66%	0	2005
	9.053169	9.326726	3.02%	230	2004
	7.855077	9.053169	15.25%	230	2003
	8.815503	7.855077	-10.89%	230	2002
	9.898537	8.815503	-10.94%	230	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.648190	8.792574	1.67%	0	2005
	8.340953	8.648190	3.68%	0	2004
	6.914747	8.340953	20.63%	0	2003
	8.358532	6.914747	-17.27%	0	2002
	9.227372	8.358532	-9.42%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.049291	8.165845	1.45%	0	2005
	7.779703	8.049291	3.47%	0	2004
	6.455842	7.779703	20.51%	0	2003
	7.830346	6.455842	-17.55%	0	2002
	9.413761	7.830346	-16.82%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.120741	12.728796	14.46%	0	2005
	9.843498	11.120741	12.98%	0	2004
	7.829445	9.843498	25.72%	0	2003
	8.825197	7.829445	-11.28%	0	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.873810	11.282136	14.26%	0	2005
	8.753448	9.873810	12.80%	0	2004
	6.970943	8.753448	25.57%	0	2003
	7.873116	6.970943	-11.46%	0	2002
	9.184118	7.873116	-14.27%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.548456	8.777659	2.68%	0	2005
	7.889822	8.548456	8.35%	0	2004
	6.272757	7.889822	25.78%	416	2003
	8.236813	6.272757	-23.84%	416	2002
	9.568226	8.236813	-13.91%	416	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.860791	12.873972	0.10%	0	2005
	12.569906	12.860791	2.31%	0	2004
	12.198169	12.569906	3.05%	0	2003
	11.286070	12.198169	8.08%	0	2002
	10.624285	11.286070	6.23%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.048277	9.570522	5.77%	0	2005
	8.380541	9.048277	7.97%	0	2004
	6.557230	8.380541	27.81%	0	2003
	9.088124	6.557230	-27.85%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.923899	9.418157	5.54%	0	2005
	8.285300	8.923899	7.71%	0	2004
	6.492407	8.285300	27.62%	0	2003
	9.032967	6.492407	-28.13%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.301503	9.622475	3.45%	0	2005
	9.007740	9.301503	3.26%	0	2004
	7.824694	9.007740	15.12%	0	2003
	8.754984	7.824694	-10.63%	0	2002
	9.096128	8.754984	-3.75%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.685446	10.011789	3.37%	0	2005
	9.404157	9.685446	2.99%	0	2004
	8.177115	9.404157	15.01%	0	2003
	9.167278	8.177115	-10.80%	0	2002
	9.538756	9.167278	-3.89%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.728342	7.973668	18.51%	0	2005
	6.782678	6.728342	-0.80%	0	2004
	5.531752	6.782678	22.61%	0	2003
	6.087441	5.531752	-9.13%	0	2002
	8.706414	6.087441	-30.08%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.690730	7.909168	18.21%	122	2005
	6.744295	6.690730	-0.79%	122	2004
	5.512183	6.744295	22.35%	122	2003
	6.087452	5.512183	-9.45%	0	2002
	8.706410	6.087452	-30.08%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.615607	9.074813	5.33%	0	2005
	8.317366	8.615607	3.59%	0	2004
	6.870026	8.317366	21.07%	0	2003
	8.419414	6.870026	-18.40%	0	2002
	9.431422	8.419414	-10.73%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.848925	9.309506	5.20%	0	2005
	8.561232	8.848925	3.36%	0	2004
	7.080318	8.561232	20.92%	0	2003
	8.693027	7.080318	-18.55%	0	2002
	9.754757	8.693027	-10.88%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.157495	7.619557	6.46%	0	2005
	6.836217	7.157495	4.70%	0	2004
	5.393285	6.836217	26.75%	0	2003
	7.060069	5.393285	-23.61%	0	2002
	8.445267	7.060069	-16.40%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.310273	28.148592	15.79%	0	2005
	19.891249	24.310273	22.22%	0	2004
	14.659544	19.891249	35.69%	0	2003
	16.610306	14.659544	-11.74%	0	2002
	17.550308	16.610306	-5.36%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.279991	17.664358	15.60%	0	2005
	12.514089	15.279991	22.10%	0	2004
	9.240929	12.514089	35.42%	335	2003
	10.485654	9.240929	-11.87%	335	2002
	11.096489	10.485654	-5.50%	335	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.606436	13.668800	0.46%	0	2005
	12.186555	13.606436	11.65%	0	2004
	7.884634	12.186555	54.56%	0	2003
	10.000000	7.884634	-21.15%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.809829	12.852492	0.33%	0	2005
	11.488020	12.809829	11.51%	0	2004
	7.452860	11.488020	54.14%	0	2003
	10.000000	7.452860	-25.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.837316	12.022348	1.56%	0	2005
	10.862932	11.837316	8.97%	0	2004
	8.880601	10.862932	22.32%	0	2003
	10.000000	8.880601	-11.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.675913	12.635456	8.22%	0	2005
	10.027665	11.675913	16.44%	0	2004
	7.723242	10.027665	29.84%	0	2003
	10.000000	7.723242	-22.77%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.397061	3.97%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.222542	19.732557	29.63%	0	2005
	12.903898	15.222542	17.97%	0	2004
	8.000192	12.903898	61.29%	0	2003
	10.000000	8.000192	-20.00%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.882837	11.008261	1.15%	0	2005
	10.759596	10.882837	1.15%	0	2004
	10.769392	10.759596	-0.09%	0	2003
	10.000000	10.769392	7.69%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.682437	10.810079	1.19%	0	2005
	10.421167	10.682437	2.51%	0	2004
	9.859675	10.421167	5.69%	0	2003
	10.000000	9.859675	-1.40%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.079764	11.340140	2.35%	0	2005
	10.555919	11.079764	4.96%	0	2004
	9.478335	10.555919	11.37%	0	2003
	10.000000	9.478335	-5.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.358376	11.720796	3.19%	1,151	2005
	10.586524	11.358376	7.29%	1,151	2004
	9.002767	10.586524	17.59%	513	2003
	10.000000	9.002767	-9.97%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.678394	12.248708	4.88%	77	2005
	10.636483	11.678394	9.80%	77	2004
	8.574362	10.636483	24.05%	77	2003
	10.000000	8.574362	-14.26%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.887323	12.567923	5.73%	93	2005
	10.643192	11.887323	11.69%	93	2004
	8.239862	10.643192	29.17%	0	2003
	10.000000	8.239862	-17.60%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.654764	9.709705	0.57%	0	2005
	9.777495	9.654764	-1.26%	0	2004
	9.920064	9.777495	-1.44%	0	2003
	10.000000	9.920064	-0.80%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.429957	12.517575	9.52%	0	2005
	10.000000	11.429957	14.30%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.343864	13.554553	9.81%	0	2005
	10.889088	12.343864	13.36%	0	2004
	8.255915	10.889088	31.89%	0	2003
	10.000000	8.255915	-17.44%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.689122	12.812574	9.61%	0	2005
	10.331822	11.689122	13.14%	0	2004
	7.854035	10.331822	31.55%	0	2003
	10.000000	7.854035	-21.46%	0	2002*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.341717	10.913993	5.53%	0	2005
	9.329562	10.341717	10.85%	0	2004
	7.104654	9.329562	31.32%	0	2003
	10.000000	7.104654	-28.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.471765	13.601937	0.97%	0	2005
	11.725320	13.471765	14.89%	0	2004
	7.631462	11.725320	53.64%	0	2003
	10.000000	7.631462	-23.69%	0	2002

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.433603	12.518210	0.68%	0	2005
	10.849698	12.433603	14.60%	0	2004
	7.079974	10.849698	53.24%	0	2003
	10.000000	7.079974	-29.20%	0	2002

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.175268	14.495690	10.02%	0	2005
	11.301153	13.175268	16.58%	0	2004
	8.181745	11.301153	38.13%	0	2003
	10.000000	8.181745	-18.18%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.409950	14.713018	9.72%	0	2005
	11.525542	13.409950	16.35%	0	2004
	8.368027	11.525542	37.73%	0	2003
	10.000000	8.368027	-16.32%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.533702	9.733537	2.10%	92	2005
	8.930782	9.533702	6.75%	92	2004
	7.436550	8.930782	20.09%	92	2003
	10.000000	7.436550	-25.63%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.448349	9.519661	0.75%	0	2005
	8.433459	9.448349	12.03%	107	2004
	6.302521	8.433459	33.81%	0	2003
	10.000000	6.302521	-36.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.746111	10.027241	2.88%	0	2005
	9.368388	9.746111	4.03%	0	2004
	7.167934	9.368388	30.70%	0	2003
	10.000000	7.167934	-28.32%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.676025	12.177000	4.29%	0	2005
	10.381268	11.676025	12.47%	0	2004
	8.498659	10.381268	22.15%	0	2003
	10.000000	8.498659	-15.01%	0	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.767756	9.760981	-0.07%	0	2005
	9.483402	9.767756	3.00%	0	2004
	8.250456	9.483402	14.94%	0	2003
	10.000000	8.250456	-17.50%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.102762	11.994813	8.03%	0	2005
	10.344316	11.102762	7.33%	0	2004
	7.913711	10.344316	30.71%	0	2003
	10.000000	7.913711	-20.86%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.979163	11.184498	1.87%	0	2005
	10.580647	10.979163	3.77%	0	2004
	9.209781	10.580647	14.88%	0	2003
	10.000000	9.209781	-7.90%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.243818	10.522347	2.72%	202	2005
	9.809227	10.243818	4.43%	202	2004
	7.662759	9.809227	28.01%	0	2003
	10.000000	7.662759	-23.37%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.870149	14.410929	11.97%	0	2005
	11.026373	12.870149	16.72%	0	2004
	7.870764	11.026373	40.09%	0	2003
	10.000000	7.870764	-21.29%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.758362	14.254788	11.73%	0	2005
	10.956816	12.758362	16.44%	0	2004
	7.829889	10.956816	39.94%	0	2003
	10.000000	7.829889	-21.70%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.500918	12.881137	12.00%	0	2005
	10.000000	11.500918	15.01%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.408560	12.436090	0.22%	0	2005
	11.625785	12.408560	6.73%	0	2004
	9.574959	11.625785	21.42%	0	2003
	10.000000	9.574959	-4.25%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.725304	11.109213	3.58%	0	2005
	10.032249	10.725304	6.91%	0	2004
	8.100470	10.032249	23.85%	0	2003
	10.000000	8.100470	-19.00%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.745172	14.800054	7.67%	0	2005
	11.750714	13.745172	16.97%	0	2004
	8.309842	11.750714	41.41%	0	2003
	10.000000	8.309842	-16.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.702774	12.751541	0.38%	0	2005
	11.959911	12.702774	6.21%	0	2004
	10.421844	11.959911	14.76%	0	2003
	10.000000	10.421844	4.22%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.578311	12.725055	9.90%	0	2005
	10.173004	11.578311	13.81%	0	2004
	8.080557	10.173004	25.89%	0	2003
	10.000000	8.080557	-19.19%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.975140	14.652153	4.84%	0	2005
	11.304148	13.975140	23.63%	0	2004
	7.711748	11.304148	46.58%	0	2003
	10.000000	7.711748	-22.88%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.283953	10.647221	3.53%	0	2005
	9.996085	10.283953	2.88%	0	2004
	8.170019	9.996085	22.35%	0	2003
	10.000000	8.170019	-18.30%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.264561	11.905878	-2.92%	0	2005
	11.729159	12.264561	4.56%	0	2004
	10.109511	11.729159	16.02%	0	2003
	10.000000	10.109511	1.10%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.510179	18.268427	10.65%	0	2005
	14.123307	16.510179	16.90%	0	2004
	10.500463	14.123307	34.50%	0	2003
	10.000000	10.500463	5.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.588237	10.598698	0.10%	0	2005
	10.378035	10.588237	2.03%	0	2004
	10.235621	10.378035	1.39%	0	2003
	10.000000	10.235621	2.36%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.628928	15.623495	6.80%	0	2005
	13.066340	14.628928	11.96%	0	2004
	10.545979	13.066340	23.90%	0	2003
	10.000000	10.545979	5.46%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.768769	15.009172	1.63%	0	2005
	13.077658	14.768769	12.93%	0	2004
	10.844063	13.077658	20.60%	0	2003
	10.000000	10.844063	8.44%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.924579	16.712943	11.98%	0	2005
	13.043253	14.924579	14.42%	0	2004
	10.264788	13.043253	27.07%	0	2003
	10.000000	10.264788	2.65%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.772635	19.481300	9.61%	0	2005
	14.610361	17.772635	21.64%	0	2004
	10.774402	14.610361	35.60%	0	2003
	10.000000	10.774402	7.74%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.270946	10.456755	1.81%	0	2005
	10.075530	10.270946	1.94%	0	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.952678	19.387945	14.37%	0	2005
	12.719241	16.952678	33.28%	0	2004
	10.000000	12.719241	27.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.769458	12.002701	1.98%	0	2005
	10.232432	11.769458	15.02%	66	2004
	7.988436	10.232432	28.09%	0	2003
	10.000000	7.988436	-20.12%	0	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.027599	9.518525	5.44%	95	2005
	8.631556	9.027599	4.59%	177	2004
	6.936655	8.631556	24.43%	95	2003
	10.000000	6.936655	-30.63%	0	2002*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.063583	11.419875	3.22%	0	2005
	10.195780	11.063583	8.51%	0	2004
	7.813125	10.195780	30.50%	0	2003
	10.000000	7.813125	-21.87%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.998667	10.629065	6.30%	0	2005
	9.604882	9.998667	4.10%	0	2004
	7.594426	9.604882	26.47%	0	2003
	10.000000	7.594426	-24.06%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.591679	12.439091	7.31%	0	2005
	10.251345	11.591679	13.07%	0	2004
	7.735808	10.251345	32.52%	0	2003
	10.000000	7.735808	-22.64%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.992318	11.759388	6.98%	0	2005
	10.000000	10.992318	9.92%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.882422	14.845510	15.24%	0	2005
	10.637141	12.882422	21.11%	0	2004
	8.448918	10.637141	25.90%	0	2003
	10.000000	8.448918	-15.51%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.864183	12.500440	5.36%	0	2005
	10.647375	11.864183	11.43%	0	2004
	8.542304	10.647375	24.64%	0	2003
	10.000000	8.542304	-14.58%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.338254	10.694174	3.44%	0	2005
	9.983741	10.338254	3.55%	0	2004
	8.152928	9.983741	22.46%	0	2003
	10.000000	8.152928	-18.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.200375	9.490689	3.16%	1,262	2005
	8.908383	9.200375	3.28%	1,262	2004
	7.289364	8.908383	22.21%	1,254	2003
	10.000000	7.289364	-27.11%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.246698	11.517271	2.41%	0	2005
	10.328809	11.246698	8.89%	0	2004
	7.981388	10.328809	29.41%	0	2003
	10.000000	7.981388	-20.19%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.088523	18.353939	14.08%	0	2005
	13.158299	16.088523	22.27%	0	2004
	9.336747	13.158299	40.93%	0	2003
	10.000000	9.336747	-6.63%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.436134	10.609883	12.44%	0	2005
	8.896132	9.436134	6.07%	0	2004
	7.365674	8.896132	20.78%	0	2003
	10.000000	7.365674	-26.34%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.442174	15.077460	4.40%	0	2005
	12.388790	14.442174	16.57%	0	2004
	8.981493	12.388790	37.94%	0	2003
	10.000000	8.981493	-10.19%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.127293	13.782120	4.99%	0	2005
	11.001166	13.127293	19.33%	0	2004
	8.155629	11.001166	34.89%	0	2003
	10.000000	8.155629	-18.44%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.147567	10.294283	1.45%	0	2005
	9.759111	10.147567	3.98%	0	2004
	7.911070	9.759111	23.36%	0	2003
	10.000000	7.911070	-20.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.464515	11.751059	2.50%	0	2005
	10.584155	11.464515	8.32%	0	2004
	8.422115	10.584155	25.67%	0	2003
	10.000000	8.422115	-15.78%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.035589	13.328490	2.25%	0	2005
	12.066029	13.035589	8.04%	0	2004
	10.000000	12.066029	20.66%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.726694	11.003666	2.58%	0	2005
	10.006067	10.726694	7.20%	0	2004
	8.027486	10.006067	24.65%	0	2003
	10.000000	8.027486	-19.73%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.304751	10.259989	-0.43%	0	2005
	9.827076	10.304751	4.86%	0	2004
	8.102923	9.827076	21.28%	0	2003
	10.000000	8.102923	-18.97%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.679338	12.695759	0.13%	0	2005
	11.756745	12.679338	7.85%	0	2004
	9.860009	11.756745	19.24%	0	2003
	10.000000	9.860009	-1.40%	0	2002*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.105748	11.860193	6.79%	0	2005
	9.945151	11.105748	11.67%	0	2004
	7.704102	9.945151	29.09%	0	2003
	10.000000	7.704102	-22.96%	0	2002*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.532194	13.828450	10.34%	0	2005
	11.089670	12.532194	13.01%	0	2004
	8.086367	11.089670	37.14%	0	2003
	10.000000	8.086367	-19.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.948569	10.858344	-0.82%	0	2005
	10.792733	10.948569	1.44%	0	2004
	10.534838	10.792733	2.45%	0	2003
	10.000000	10.534838	5.35%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.994650	10.870631	-1.13%	0	2005
	10.869642	10.994650	1.15%	0	2004
	10.630846	10.869642	2.25%	0	2003
	10.000000	10.630846	6.31%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.255864	11.634053	3.36%	0	2005
	10.336152	11.255864	8.90%	0	2004
	8.119480	10.336152	27.30%	0	2003
	10.010938	8.119480	-18.89%	0	2002
	10.790928	10.010938	-7.23%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.046633	6.245776	3.29%	0	2005
	5.989318	6.046633	0.96%	0	2004
	4.615661	5.989318	29.76%	0	2003
	6.764100	4.615661	-31.76%	0	2002
	8.413449	6.764100	-19.60%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.250648	9.266331	0.17%	0	2005
	8.638437	9.250648	7.09%	0	2004
	6.961187	8.638437	24.09%	0	2003
	6.883407	6.961187	1.13%	0	2002
	7.984639	6.883407	-13.79%	0	2001

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.563395	10.656922	0.89%	0	2005
	10.661343	10.563395	-0.92%	0	2004
	10.782346	10.661343	-1.12%	0	2003
	10.830212	10.782346	-0.44%	0	2002
	10.623055	10.830212	1.95%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.781910	9.050045	16.30%	0	2005
	7.014848	7.781910	10.93%	0	2004
	5.009290	7.014848	40.04%	0	2003
	6.432812	5.009290	-22.13%	0	2002
	8.335856	6.432812	-22.83%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.996226	12.803467	16.44%	0	2005
	10.000000	10.996226	9.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	10.987213	11.411481	3.86%	0	2005
	10.104094	10.987213	8.74%	0	2004
	7.697602	10.104094	31.26%	0	2003
	9.334845	7.697602	-17.54%	0	2002

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.932634	11.328478	3.62%	0	2005
	10.066968	10.932634	8.60%	0	2004
	7.688145	10.066968	30.94%	0	2003
	9.334852	7.688145	-17.64%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.849114	10.021635	1.75%	0	2005
	9.548650	9.849114	3.15%	0	2004
	8.272117	9.548650	15.43%	0	2003
	9.270309	8.272117	-10.77%	0	2002
	9.890153	9.270309	6.27%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.304517	9.454088	1.61%	0	2005
	9.036223	9.304517	2.97%	0	2004
	7.844378	9.036223	15.19%	0	2003
	8.808000	7.844378	-10.94%	0	2002
	9.410582	8.808000	-6.4	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.623188	8.762682	1.62%	0	2005
	8.321089	8.623188	3.63%	0	2004
	6.901812	8.321089	20.56%	0	2003
	8.347152	6.901812	-17.32%	0	2002
	9.219561	8.347152	-9.46%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.030142	8.142266	1.40%	0	2005
	7.765156	8.030142	3.41%	0	2004
	6.447048	7.765156	20.45%	0	2003
	7.823673	6.447048	-17.60%	0	2002
	8.649988	7.823673	-9.55%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.850318	11.249569	14.21%	3,797	2005
	8.737084	9.850318	12.74%	3,797	2004
	6.961464	8.737084	25.51%	233	2003
	7.866423	6.961464	-11.50%	135	2002
	9.181022	7.866423	-14.32%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.523745	8.747835	2.63%	0	2005
	7.871028	8.523745	8.29%	0	2004
	6.261011	7.871028	25.71%	0	2003
	8.225616	6.261011	-23.88%	0	2002
	9.560129	8.225616	-13.96%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.823648	12.830261	0.05%	0	2005
	12.539994	12.823648	2.26%	0	2004
	12.175372	12.539994	2.99%	0	2003
	11.270732	12.175372	8.03%	0	2002
	10.615284	11.270732	6.17%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.029832	9.546144	5.72%	0	2005
	8.367728	9.029832	7.91%	0	2004
	6.550540	8.367728	27.74%	0	2003
	9.083493	6.550540	-27.89%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.905705	9.394164	5.48%	0	2005
	8.272633	8.905705	7.65%	0	2004
	6.485789	8.272633	27.55%	0	2003
	9.028374	6.485789	-28.16%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.274635	9.589794	3.40%	0	2005
	8.986311	9.274635	3.21%	0	2004
	7.810067	8.986311	15.06%	0	2003
	8.743085	7.810067	-10.67%	0	2002
	9.088432	8.743085	-3.80%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.662384	9.982873	3.32%	0	2005
	9.386556	9.662384	2.94%	0	2004
	8.165983	9.386556	14.95%	0	2003
	9.159474	8.165983	-10.85%	0	2002
	9.535534	9.159474	-3.94%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.713755	7.952323	18.45%	0	2005
	6.771436	6.713755	-0.85%	0	2004
	5.525401	6.771436	22.55%	0	2003
	6.083557	5.525401	-9.17%	0	2002
	8.705343	6.083557	-30.12%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.676225	7.888018	18.15%	0	2005
	6.733103	6.676225	-0.84%	0	2004
	5.505837	6.733103	22.29%	0	2003
	6.083556	5.505837	-9.50%	0	2002
	8.705338	6.083556	-30.12%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.590677	9.043944	5.28%	0	2005
	8.297545	8.590677	3.53%	0	2004
	6.857159	8.297545	21.01%	0	2003
	8.407949	6.857159	-18.44%	0	2002
	9.423426	8.407949	-10.78%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.827851	9.282613	5.15%	0	2005
	8.545208	8.827851	3.31%	0	2004
	7.070677	8.545208	20.85%	0	2003
	8.685647	7.070677	-18.59%	0	2002
	9.751458	8.685647	-10.93%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25	0	2001

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.140450	7.597535	6.40%	0	2005
	6.823424	7.140450	4.65%	0	2004
	5.385931	6.823424	26.69%	0	2003
	7.054057	5.385931	-23.65%	0	2002
	8.442412	7.054057	-16.45%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.240111	28.053071	15.73%	0	2005
	19.843968	24.240111	22.15%	0	2004
	14.632159	19.843968	35.62%	0	2003
	16.587752	14.632159	-11.79%	0	2002
	17.535475	16.587752	-5.40%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.243632	17.613359	15.55%	0	2005
	12.490690	15.243632	22.04%	0	2004
	9.228362	12.490690	35.35%	0	2003
	10.476740	9.228362	-11.92%	0	2002
	11.092753	10.476740	-5.55%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.588571	13.643896	0.41%	0	2005
	12.176760	13.588571	11.59%	0	2004
	7.882302	12.176760	54.48%	0	2003
	10.000000	7.882302	-21.18%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.792406	12.828478	0.28%	0	2005
	11.478248	12.792406	11.45%	0	2004
	7.450311	11.478248	54.06%	0	2003
	10.000000	7.450311	-25.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.821763	12.000452	1.51%	0	2005
	10.854199	11.821763	8.91%	0	2004
	8.877983	10.854199	22.26%	0	2003
	10.000000	8.877983	-11.22%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.660562	12.612426	8.16%	0	2005
	10.019589	11.660562	16.38%	0	2004
	7.720951	10.019589	29.77%	0	2003
	10.000000	7.720951	-22.79%	0	2002*

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.393547	3.94%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.200217	19.693605	29.56%	0	2005
	12.891542	15.200217	17.91%	0	2004
	7.996604	12.891542	61.21%	0	2003
	10.000000	7.996604	-20.03%	0	2002*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.866857	10.986497	1.10%	0	2005
	10.749290	10.866857	1.09%	0	2004
	10.764566	10.749290	-0.14%	0	2003
	10.000000	10.764566	7.65%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.666749	10.788719	1.14%	0	2005
	10.411173	10.666749	2.45%	0	2004
	9.855263	10.411173	5.64%	0	2003
	10.000000	9.855263	-1.45%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.063491	11.317716	2.30%	0	2005
	10.545802	11.063491	4.91%	0	2004
	9.474086	10.545802	11.31%	0	2003
	10.000000	9.474086	-5.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.341725	11.697661	3.14%	1,086	2005
	10.576399	11.341725	7.24%	1,086	2004
	8.998742	10.576399	17.53%	1,086	2003
	10.000000	8.998742	-10.01%	638	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.661272	12.224531	4.83%	11,770	2005
	10.626314	11.661272	9.74%	11,770	2004
	8.570525	10.626314	23.99%	2,842	2003
	10.000000	8.570525	-14.29%	705	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.869868	12.543076	5.67%	0	2005
	10.632993	11.869868	11.63%	0	2004
	8.236161	10.632993	29.10%	0	2003
	10.000000	8.236161	-17.64%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.640400	9.690324	0.52%	5,285	2005
	9.767935	9.640400	-1.31%	6,031	2004
	9.915428	9.767935	-1.49%	0	2003
	10.000000	9.915428	-0.85%	0	2002*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.327636	13.529834	9.75%	0	2005
	10.880314	12.327636	13.30%	0	2004
	8.253475	10.880314	31.83%	0	2003
	10.000000	8.253475	-17.47%	0	2002*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.673213	12.788622	9.56%	0	2005
	10.323033	11.673213	13.08%	0	2004
	7.851358	10.323033	31.48%	0	2003
	10.000000	7.851358	-21.49%	0	2002
	10.000000	8.253475	-17.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.326534	10.892432	5.48%	0	2005
	9.320631	10.326534	10.79%	0	2004
	7.101475	9.320631	31.25%	0	2003
	10.000000	7.101475	-28.99%	0	2002*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.454044	13.577122	0.91%	0	2005
	11.715877	13.454044	14.84%	0	2004
	7.629199	11.715877	53.57%	0	2003
	10.000000	7.629199	-23.71%	0	2002*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.416673	12.494802	0.63%	0	2005
	10.840451	12.416673	14.54%	0	2004
	7.077550	10.840451	53.17%	0	2003
	10.000000	7.077550	-29.22%	0	2002*

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.157957	14.469277	9.97%	0	2005
	11.292066	13.157957	16.52%	0	2004
	8.179328	11.292066	38.06%	0	2003
	10.000000	8.179328	-18.21%	0	2002*

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.390255	14.683933	9.66%	0	2005
	11.514500	13.390255	16.29%	0	2004
	8.364271	11.514500	37.66%	0	2003
	10.000000	8.364271	-16.36%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.519696	9.714304	2.04%	213	2005
	8.922222	9.519696	6.70%	213	2004
	7.433204	8.922222	20.03%	213	2003
	10.000000	7.433204	-25.67%	123	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.434491	9.500863	0.70%	4,029	2005
	8.425388	9.434491	11.98%	4,029	2004
	6.299700	8.425388	33.74%	2,123	2003
	10.000000	6.299700	-37.00%	75	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.731823	10.007440	2.83%	0	2005
	9.359431	9.731823	3.98%	0	2004
	7.164718	9.359431	30.63%	0	2003
	10.000000	7.164718	-28.35%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.658884	12.152949	4.24%	5,227	2005
	10.371315	11.658884	12.41%	5,227	2004
	8.494840	10.371315	22.09%	2,209	2003
	10.000000	8.494840	-15.05%	0	2002*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.754910	9.743176	-0.12%	0	2005
	9.475762	9.754910	2.95%	0	2004
	8.248016	9.475762	14.89%	0	2003
	10.000000	8.248016	-17.52%	0	2002*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.088165	11.972966	7.98%	0	2005
	10.335978	11.088165	7.28%	0	2004
	7.911371	10.335978	30.65%	0	2003
	10.000000	7.911371	-20.89%	0	2002*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.964716	11.164101	1.82%	0	2005
	10.572110	10.964716	3.71%	0	2004
	9.207054	10.572110	14.83%	0	2003
	10.000000	9.207054	-7.93%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.228794	10.501557	2.67%	2,821	2005
	9.799837	10.228794	4.38%	2,821	2004
	7.659322	9.799837	27.95%	1,155	2003
	10.000000	7.659322	-23.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.853202	14.384631	11.91%	0	2005
	11.017489	12.853202	16.66%	0	2004
	7.868440	11.017489	40.02%	0	2003
	10.000000	7.868440	-21.32%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.739615	14.226602	11.67%	3,168	2005
	10.946292	12.739615	16.38%	3,168	2004
	7.826372	10.946292	39.86%	3,152	2003
	10.000000	7.826372	-21.74%	288	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.497034	12.870236	11.94%	0	2005
	10.000000	11.497034	14.97%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.480022	12.818539	11.66%	3,229	2005
	10.000000	11.480022	14.80%	3,229	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.392228	12.413396	0.17%	0	2005
	11.616416	12.392228	6.68%	0	2004
	9.572131	11.616416	21.36%	0	2003
	10.000000	9.572131	-4.28%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.709587	11.087281	3.53%	425	2005
	10.022655	10.709587	6.85%	425	2004
	8.096847	10.022655	23.78%	425	2003
	10.000000	8.096847	-19.03%	418	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.727090	14.773061	7.62%	0	2005
	11.741245	13.727090	16.91%	0	2004
	8.307381	11.741245	41.34%	0	2003
	10.000000	8.307381	-16.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.684147	12.726351	0.33%	0	2005
	11.948466	12.684147	6.16%	0	2004
	10.417188	11.948466	14.70%	0	2003
	10.000000	10.417188	4.17%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.563103	12.701870	9.85%	0	2005
	10.164820	11.563103	13.76%	0	2004
	8.078172	10.164820	25.83%	0	2003
	10.000000	8.078172	-19.22%	0	2002*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.956775	14.625448	4.79%	0	2005
	11.295044	13.956775	23.57%	0	2004
	7.709463	11.295044	46.51%	0	2003
	10.000000	7.709463	-22.91%	0	2002*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.270424	10.627809	3.48%	0	2005
	9.988042	10.270424	2.83%	0	2004
	8.167602	9.988042	22.29%	0	2003
	10.000000	8.167602	-18.32%	0	2002*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.250667	11.886339	-2.97%	0	2005
	11.721860	12.250667	4.51%	0	2004
	10.108370	11.721860	15.96%	0	2003
	10.000000	10.108370	1.08%	0	2002*

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.491449	18.238421	10.59%	0	2005
	14.114484	16.491449	16.84%	0	2004
	10.499271	14.114484	34.43%	0	2003
	10.000000	10.499271	4.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.576230	10.581290	0.05%	0	2005
	10.371562	10.576230	1.97%	0	2004
	10.234461	10.371562	1.34%	0	2003
	10.000000	10.234461	2.34%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.612354	15.597848	6.74%	0	2005
	13.058197	14.612354	11.90%	0	2004
	10.544780	13.058197	23.84%	0	2003
	10.000000	10.544780	5.46%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.752033	14.984536	1.58%	0	2005
	13.069507	14.752033	12.87%	0	2004
	10.842831	13.069507	20.54%	0	2003
	10.000000	10.842831	8.43%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.907657	16.685516	11.93%	0	2005
	13.035126	14.907657	14.37%	0	2004
	10.263626	13.035126	27.00%	0	2003
	10.000000	10.263626	2.64%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.752483	19.449312	9.56%	0	2005
	14.601250	17.752483	21.58%	0	2004
	10.773182	14.601250	35.53%	0	2003
	10.000000	10.773182	7.73%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.262197	10.442533	1.76%	0	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.938261	19.361606	14.31%	0	2005
	12.714907	16.938261	33.22%	0	2004
	10.000000	12.714907	27.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.752174	11.978973	1.93%	673	2005
	10.222619	11.752174	14.96%	673	2004
	7.984854	10.222619	28.03%	673	2003
	10.000000	7.984854	-20.15%	662	2002*

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.014340	9.499707	5.38%	240	2005
	8.623276	9.014340	4.53%	240	2004
	6.933545	8.623276	24.37%	240	2003
	10.000000	6.933545	-30.66%	236	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.047337	11.397292	3.17%	0	2005
	10.186008	11.047337	8.46%	0	2004
	7.809616	10.186008	30.43%	0	2003

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.983976	10.608051	6.25%	0	2005
	9.595665	9.983976	4.05%	0	2004
	7.591017	9.595665	26.41%	0	2003

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.576446	12.416409	7.26%	0	2005
	10.243100	11.576446	13.02%	0	2004
	7.733519	10.243100	32.45%	0	2003

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.988598	11.749438	6.92%	0	2005
	10.000000	10.988598	9.89%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.863507	14.816159	15.18%	0	2005
	10.626944	12.863507	21.05%	0	2004
	8.445130	10.626944	25.84%	0	2003

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.848572	12.477630	5.31%	0	2005
	10.638792	11.848572	11.37%	0	2004
	8.539770	10.638792	24.58%	0	2003

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.324633	10.674642	3.39%	0	2005
	9.975683	10.324633	3.50%	0	2004
	8.150519	9.975683	22.39%	0	2003

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.186866	9.471928	3.10%	0	2005
	8.899848	9.186866	3.22%	0	2004
	7.286093	8.899848	22.15%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.230182	11.494512	2.35%	1,533	2005
	10.318908	11.230182	8.83%	1,343	2004
	7.977811	10.318908	29.35%	1,150	2003

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.064913	18.317685	14.02%	837	2005
	13.145698	16.064913	22.21%	837	2004
	9.332566	13.145698	40.86%	837	2003

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.422292	10.588935	12.38%	0	2005
	8.887620	9.422292	6.02%	0	2004
	7.362376	8.887620	20.72%	0	2003

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.421008	15.047690	4.35%	921	2005
	12.376953	14.421008	16.52%	921	2004
	8.977476	12.376953	37.87%	921	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.110012	13.756976	4.93%	0	2005
	10.992303	13.110012	19.27%	0	2004
	8.153219	10.992303	34.82%	0	2003

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.134186	10.275479	1.39%	0	2005
	9.751221	10.134186	3.93%	0	2004
	7.908728	9.751221	23.30%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.449414	11.729615	2.45%	0	2005
	10.575611	11.449414	8.26%	0	2004
	8.419622	10.575611	25.61%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.024491	13.310356	2.19%	0	2005
	12.061909	13.024491	7.98%	0	2004
	10.000000	12.061909	20.62%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.712082	10.983086	2.53%	0	2005
	9.997537	10.712082	7.15%	0	2004
	8.024743	9.997537	24.58%	0	2003

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.660751	12.670685	0.08%	0	2005
	11.745507	12.660751	7.79%	0	2004
	9.855603	11.745507	19.18%	0	2003

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.091134	11.838546	6.74%	0	2005
	9.937138	11.091134	11.61%	0	2004
	7.701825	9.937138	29.02%	0	2003

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.515706	13.803221	10.29%	0	2005
	11.080724	12.515706	12.95%	0	2004
	8.083968	11.080724	37.07%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.934179	10.838542	-0.87%	0	2005
	10.784052	10.934179	1.39%	0	2004
	10.531737	10.784052	2.40%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.979659	10.850276	-1.18%	0	2005
	10.860369	10.979659	1.10%	0	2004
	10.627205	10.860369	2.19%	0	2003

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.229053	11.600422	3.31%	1,023	2005
	10.316800	11.229053	8.84%	1,023	2004
	8.108414	10.316800	27.24%	1,023	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.032208	6.227695	3.24%	0	2005
	5.978100	6.032208	0.91%	0	2004
	4.609363	5.978100	29.69%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.228598	9.239545	0.12%	0	2005
	8.622256	9.228598	7.03%	0	2004
	6.951692	8.622256	24.03%	0	2003

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.532838	10.620683	0.83%	0	2005
	10.635932	10.532838	-0.97%	0	2004
	10.762143	10.635932	-1.17%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.763390	9.023920	16.24%	1,616	2005
	7.001725	7.763390	10.88%	1,616	2004
	5.002467	7.001725	39.97%	1,616	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.992509	12.792629	16.38%	0	2005
	10.000000	10.992509	9.93%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	10.967131	11.384835	3.81%	0	2005
	10.090776	10.967131	8.68%	0	2004
	7.691381	10.090776	31.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.912642	11.302010	3.57%	0	2005
	10.053686	10.912642	8.54%	0	2004
	7.681919	10.053686	30.87%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.820651	9.987582	1.70%	0	2005
	9.525932	9.820651	3.09%	0	2004
	8.256644	9.525932	15.37%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.282383	9.426788	1.56%	0	2005
	9.019318	9.282383	2.92%	0	2004
	7.833700	9.019318	15.13%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.598288	8.732946	1.57%	0	2005
	8.301299	8.598288	3.58%	0	2004
	6.888904	8.301299	20.50%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	8.011018	8.118742	1.34%	0	2005
	7.750609	8.011018	3.36%	0	2004
	6.438259	7.750609	20.38%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.056607	12.642514	14.34%	0	2005
	9.796715	11.056607	12.86%	0	2004
	7.800188	9.796715	25.60%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.826834	11.217046	14.15%	2,345	2005
	8.720714	9.826834	12.68%	2,345	2004
	6.951963	8.720714	25.44%	2,345	2003

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.499127	8.718132	2.58%	0	2005
	7.852313	8.499127	8.24%	0	2004
	6.249311	7.852313	25.65%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.786593	12.786679	0.00%	0	2005
	12.510161	12.786593	2.21%	0	2004
	12.152606	12.510161	2.94%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	9.011405	9.521816	5.66%	0	2005
	8.354922	9.011405	7.86%	0	2004
	6.543855	8.354922	27.68%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.887526	9.370225	5.43%	1,247	2005
	8.259973	8.887526	7.60%	1,247	2004
	6.479162	8.259973	27.49%	1,247	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.247818	9.557198	3.35%	0	2005
	8.964910	9.247818	3.16%	0	2004
	7.795442	8.964910	15.00%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.639366	9.954009	3.26%	0	2005
	9.368984	9.639366	2.89%	0	2004
	8.154857	9.368984	14.89%	0	2003
					2002

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.699171	7.931019	18.39%	0	2005
	6.760190	6.699171	-0.90%	0	2004
	5.519042	6.760190	22.49%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.661731	7.866891	18.09%	0	2005
	6.721922	6.661731	-0.90%	0	2004
	5.499502	6.721922	22.23%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.565898	9.013276	5.22%	0	2005
	8.277829	8.565898	3.48%	0	2004
	6.844349	8.277829	20.94%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.806821	9.255778	5.10%	1,148	2005
	8.529207	8.806821	3.25%	1,148	2004
	7.061039	8.529207	20.79%	1,148	2003

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.123432	7.575569	6.35%	0	2005
	6.810642	7.123432	4.59%	0	2004
	5.378587	6.810642	26.63%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.170104	27.957810	15.67%	0	2005
	19.796759	24.170104	22.09%	0	2004
	14.604795	19.796759	35.55%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.207369	17.562509	15.49%	879	2005
	12.467339	15.207369	21.98%	879	2004
	9.215801	12.467339	35.28%	879	2003

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.570644	13.618965	0.36%	0	2005
	12.166917	13.570644	11.54%	0	2004
	7.879962	12.166917	54.40%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.775007	12.804504	0.23%	0	2005
	11.468492	12.775007	11.39%	0	2004
	7.447769	11.468492	53.99%	0	2003
					2002

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.806189	11.978531	1.46%	0	2005
	10.845443	11.806189	8.86%	0	2004
	8.875354	10.845443	22.20%	0	2003

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.645175	12.589369	8.11%	0	2005
	10.011491	11.645175	16.32%	0	2004
	7.718664	10.011491	29.70%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.390020	3.90%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.177915	19.654703	29.50%	0	2005
	12.879191	15.177915	17.85%	0	2004
	7.993010	12.879191	61.13%	0	2003

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.688190	15.153663	29.65%	0	2005
	10.000000	11.688190	16.88%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.850902	10.964783	1.05%	0	2005
	10.738994	10.850902	1.04%	0	2004
	10.759750	10.738994	-0.19%	0	2003

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.651104	10.767398	1.09%	2,385	2005
	10.401213	10.651104	2.40%	2,385	2004
	9.850848	10.401213	5.59%	2,385	2003

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.047236	11.295330	2.25%	2,508	2005
	10.535690	11.047236	4.86%	2,508	2004
	9.469845	10.535690	11.26%	2,508	2003

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.325053	11.674509	3.09%	0	2005
	10.566259	11.325053	7.18%	0	2004
	8.994702	10.566259	17.47%	0	2003

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.644118	12.200333	4.78%	1,939	2005
	10.616108	11.644118	9.68%	1,939	2004
	8.566674	10.616108	23.92%	1,939	2003

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.852441	12.518282	5.62%	0	2005
	10.622807	11.852441	11.58%	0	2004
	8.232471	10.622807	29.04%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.626054	9.670975	0.47%	0	2005
	9.758385	9.626054	-1.36%	0	2004
	9.910795	9.758385	-1.54%	0	2003

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.311434	13.505186	9.70%	0	2005
	10.871575	12.311434	13.24%	0	2004
	8.251038	10.871575	31.76%	0	2003

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.657317	12.764702	9.50%	1,056	2005
	10.314243	11.657317	13.02%	1,056	2004
	7.848669	10.314243	31.41%	1,056	2003

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.311361	10.870894	5.43%	1,705	2005
	9.311690	10.311361	10.74%	1,495	2004
	7.098279	9.311690	31.18%	1,274	2003

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.436342	13.552352	0.86%	0	2005
	11.706441	13.436342	14.78%	0	2004
	7.626939	11.706441	53.49%	0	2003

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.399737	12.471410	0.58%	0	2005
	10.831199	12.399737	14.48%	0	2004
	7.075123	10.831199	53.09%	0	2003

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.140642	14.442878	9.91%	0	2005
	11.282968	13.140642	16.46%	0	2004
	8.176908	11.282968	37.99%	0	2003

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.370618	14.654947	9.61%	0	2005
	11.503485	13.370618	16.23%	0	2004
	8.360527	11.503485	37.59%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.505724	9.695092	1.99%	0	2005
	8.913672	9.505724	6.64%	0	2004
	7.429876	8.913672	19.97%	0	2003

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.420626	9.482076	0.65%	0	2005
	8.417302	9.420626	11.92%	0	2004
	6.296867	8.417302	33.67%	0	2003

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.717518	9.987643	2.78%	0	2005
	9.350443	9.717518	3.93%	0	2004
	7.161505	9.350443	30.57%	0	2003

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.641759	12.128915	4.18%	0	2005
	10.361374	11.641759	12.36%	0	2004
	8.491030	10.361374	22.03%	0	2003

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.742076	9.725404	-0.17%	0	2005
	9.468137	9.742076	2.89%	0	2004
	8.245580	9.468137	14.83%	0	2003

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.073562	11.951108	7.92%	0	2005
	10.327651	11.073562	7.22%	0	2004
	7.909027	10.327651	30.58%	0	2003

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.950301	11.143738	1.77%	0	2005
	10.563598	10.950301	3.66%	0	2004
	9.204337	10.563598	14.77%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.213757	10.480784	2.61%	0	2005
	9.790431	10.213757	4.32%	0	2004
	7.655884	9.790431	27.88%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.836296	14.358400	11.86%	0	2005
	11.008609	12.836296	16.60%	0	2004
	7.866111	11.008609	39.95%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.720920	14.198492	11.62%	0	2005
	10.935813	12.720920	16.32%	0	2004
	7.822861	10.935813	39.79%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.493158	12.859353	11.89%	0	2005
	10.000000	11.493158	14.93%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.476139	12.807689	11.60%	0	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.375944	12.390764	0.12%	0	2005
	11.607058	12.375944	6.62%	0	2004
	9.569303	11.607058	21.29%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.693858	11.065364	3.47%	1,009	2005
	10.013039	10.693858	6.80%	1,009	2004
	8.093207	10.013039	23.72%	1,009	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.709040	14.746131	7.57%	0	2005
	11.731796	13.709040	16.85%	0	2004
	8.304922	11.731796	41.26%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.665535	12.701209	0.28%	0	2005
	11.937029	12.665535	6.10%	0	2004
	10.412529	11.937029	14.64%	0	2003

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004
	10.000000	12.246297	22.46%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.547872	12.678693	9.79%	0	2005
	10.156618	11.547872	13.70%	0	2004
	8.075775	10.156618	25.77%	0	2003

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.938389	14.598741	4.74%	0	2005
	11.285942	13.938389	23.50%	0	2004
	7.707185	11.285942	46.43%	0	2003

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.256913	10.608418	3.43%	0	2005
	9.979994	10.256913	2.77%	0	2004
	8.165187	9.979994	22.23%	0	2003

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.236768	11.866813	-3.02%	0	2005
	11.714541	12.236768	4.46%	0	2004
	10.107222	11.714541	15.90%	0	2003
	10.000000	10.107222	1.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.472773	18.208495	10.54%	0	2005
	14.105695	16.472773	16.78%	0	2004
	10.498085	14.105695	34.36%	0	2003
	10.000000	10.498085	4.98%	0	2002*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.564234	10.563903	0.00%	0	2005
	10.365091	10.564234	1.92%	0	2004
	10.233302	10.365091	1.29%	0	2003
	10.000000	10.233302	2.33%	0	2002*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.595797	15.572247	6.69%	0	2005
	13.050064	14.595797	11.84%	0	2004
	10.543589	13.050064	23.77%	0	2003
	10.000000	10.543589	5.44%	0	2002*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.735332	14.959963	1.52%	0	2005
	13.061377	14.735332	12.82%	0	2004
	10.841609	13.061377	20.47%	0	2003
	10.000000	10.841609	8.42%	0	2002*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.890752	16.658109	11.87%	0	2005
	13.026995	14.890752	14.31%	0	2004
	10.262462	13.026995	26.94%	0	2003
	10.000000	10.262462	2.62%	0	2002*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.732374	19.417392	9.50%	0	2005
	14.592149	17.732374	21.52%	0	2004
	10.771960	14.592149	35.46%	0	2003
	10.000000	10.771960	7.72%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.923842	19.335268	14.25%	0	2005
	12.710568	16.923842	33.15%	0	2004
	10.000000	12.710568	27.11%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.734926	11.955296	1.88%	1,024	2005
	10.212825	11.734926	14.90%	1,024	2004
	7.981270	10.212825	27.96%	1,024	2003

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	9.001111	9.480934	5.33%	0	2005
	8.615017	9.001111	4.48%	0	2004
	6.930431	8.615017	24.31%	0	2003

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.031116	11.374753	3.12%	0	2005
	10.176252	11.031116	8.40%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.969336	10.587109	6.20%	0	2005
	9.586484	9.969336	3.99%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.561182	12.393732	7.20%	0	2005
	10.234829	11.561182	12.96%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.984884	11.739472	6.87%	0	2005
	10.000000	10.984884	9.85%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.844624	14.786876	15.12%	0	2005
	10.616764	12.844624	20.98%	0	2004

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.832973	12.454867	5.26%	0	2005
	10.630217	11.832973	11.31%	0	2004

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.311054	10.655169	3.34%	0	2005
	9.967639	10.311054	3.45%	0	2004

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.173362	9.453190	3.05%	0	2005
	8.891309	9.173362	3.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.213688	11.471773	2.30%	0	2005
	10.309015	11.213688	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	16.041316	18.281468	13.96%	0	2005
	13.133092	16.041316	22.14%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.408424	10.567967	12.32%	0	2005
	8.879086	9.408424	5.96%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.399825	15.017934	4.29%	0	2005
	12.365090	14.399825	16.46%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.092763	13.731878	4.88%	0	2005
	10.983445	13.092763	19.20%	0	2004

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.120867	10.256747	1.34%	0	2005
	9.743377	10.120867	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.434335	11.708192	2.40%	0	2005
	10.567084	11.434335	8.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.013396	13.292245	2.14%	0	2005
	12.057802	13.013396	7.93%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.697481	10.962526	2.48%	0	2005
	9.989022	10.697481	7.09%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.276692	10.221624	-0.54%	0	2005
	9.810334	10.276692	4.75%	0	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.642141	12.645613	0.03%	0	2005
	11.734244	12.642141	7.74%	0	2004

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.076523	11.816932	6.68%	0	2005
	9.929120	11.076523	11.56%	0	2004

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.499218	13.778016	10.23%	0	2005
	11.071794	12.499218	12.89%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.919766	10.818743	-0.93%	0	2005
	10.775341	10.919766	1.34%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.964691	10.829959	-1.23%	0	2005
	10.851113	10.964691	1.05%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.202290	11.566886	3.25%	725	2005
	10.297474	11.202290	8.79%	725	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.017847	6.209708	3.19%	0	2005
	5.966905	6.017847	0.85%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.206598	9.212828	0.07%	0	2005
	8.606102	9.206598	6.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.502352	10.584545	0.78%	0	2005
	10.610568	10.502352	-1.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.744856	8.997793	16.18%	0	2005
	6.988583	7.744856	10.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.988796	12.781799	16.32%	0	2005
	10.000000	10.988796	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	10.947069	11.358207	3.76%	0	2005
	10.077468	10.947069	8.63%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.892643	11.275542	3.52%	0	2005
	10.040390	10.892643	8.49%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.792282	9.953647	1.65%	0	2005
	9.503252	9.792282	3.04%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.260259	9.399532	1.50%	0	2005
	9.002423	9.260259	2.86%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.573428	8.703259	1.51%	0	2005
	8.281531	8.573428	3.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	7.991930	8.095269	1.29%	0	2005
	7.736094	7.991930	3.31%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.024639	12.599545	14.29%	0	2005
	9.773384	11.024639	12.8	0	2004

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.803432	11.184637	14.09%	0	2005
	8.704388	9.803432	12.63%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	8.474560	8.688502	2.52%	0	2005
	7.833614	8.474560	8.18%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	12.749685	12.743256	-0.05%	0	2005
	12.480413	12.749685	2.16%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	8.993017	9.497538	5.61%	0	2005
	8.342132	8.993017	7.80%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.869399	9.346348	5.38%	0	2005
	8.247328	8.869399	7.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.221112	9.524752	3.29%	0	2005
	8.943577	9.221112	3.10%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.616419	9.925264	3.21%	0	2005
	9.351445	9.616419	2.83%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.684633	7.909775	18.33%	0	2005
	6.748962	6.684633	-0.95%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.647305	7.845856	18.03%	0	2005
	6.710793	6.647305	-0.95%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.541107	8.982616	5.17%	0	2005
	8.258099	8.541107	3.43%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.785840	9.229031	5.04%	0	2005
	8.513233	8.785840	3.20%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.106463	7.553684	6.29%	0	2005
	6.797884	7.106463	4.54%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	24.100265	27.862841	15.61%	0	2005
	19.749641	24.100265	22.03%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.171134	17.511757	15.43%	0	2005
	12.443976	15.171134	21.92%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.552802	13.594132	0.30%	0	2005
	12.157134	13.552802	11.48%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.757597	12.780543	0.18%	0	2005
	11.458711	12.757597	11.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.790666	11.956683	1.41%	0	2005
	10.836716	11.790666	8.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.629840	12.566376	8.05%	0	2005
	10.003413	11.629840	16.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.386510	3.87%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.155615	19.615833	29.43%	0	2005
	12.866857	15.155615	17.79%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.834977	10.943107	1.00%	0	2005
	10.728710	10.834977	0.99%	0	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.635443	10.746083	1.04%	0	2005
	10.391234	10.635443	2.35%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.031004	11.272997	2.19%	0	2005
	10.525586	11.031004	4.80%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.308415	11.651432	3.03%	0	2005
	10.556121	11.308415	7.13%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.627040	12.176226	4.72%	0	2005
	10.605944	11.627040	9.63%	0	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.835014	12.493513	5.56%	1,396	2005
	10.612611	11.835014	11.52%	1,396	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.611725	9.651658	0.42%	0	2005
	9.748839	9.611725	-1.41%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.295202	13.480511	9.64%	0	2005
	10.862786	12.295202	13.19%	0	2004

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.641420	12.740802	9.44%	0	2005
	10.305447	11.641420	12.96%	0	2004

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.296228	10.849408	5.37%	0	2005
	9.302768	10.296228	10.68%	0	2004

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.418665	13.527630	0.81%	0	2005
	11.697008	13.418665	14.72%	0	2004

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.382849	12.448086	0.53%	0	2005
	10.821970	12.382849	14.42%	0	2004

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.123350	14.416536	9.85%	0	2005
	11.273874	13.123350	16.40%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.350969	14.625958	9.55%	0	2005
	11.492446	13.350969	16.17%	0	2004

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.491754	9.675916	1.94%	0	2005
	8.905120	9.491754	6.59%	0	2004

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.406778	9.463307	0.60%	0	2005
	8.409236	9.406778	11.86%	0	2004

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.703235	9.967893	2.73%	0	2005
	9.341483	9.703235	3.87%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.624664	12.104932	4.13%	0	2005
	10.351447	11.624664	12.30%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.729252	9.707656	-0.22%	0	2005
	9.460499	9.729252	2.84%	0	2004

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.058983	11.929291	7.87%	0	2005
	10.319320	11.058983	7.17%	0	2004

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.935873	11.123392	1.71%	0	2005
	10.555081	10.935873	3.61%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.198749	10.460050	2.56%	769	2005
	9.781047	10.198749	4.27%	769	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.819396	14.332194	11.80%	0	2005
	10.999732	12.819396	16.54%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.702237	14.170420	11.56%	0	2005
	10.925330	12.702237	16.26%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.489278	12.848467	11.83%	0	2005
	10.000000	11.489278	14.89%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.359655	12.368150	0.07%	0	2005
	11.597710	12.359655	6.57%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.678133	11.043457	3.42%	0	2005
	10.003432	10.678133	6.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.690993	14.719223	7.51%	0	2005
	11.722334	13.690993	16.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.646924	12.676084	0.23%	0	2005
	11.925581	12.646924	6.05%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.532664	12.655536	9.74%	0	2005
	10.148426	11.532664	13.64%	0	2004

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.920049	14.572104	4.68%	0	2005
	11.276843	13.920049	23.44%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.243403	10.589052	3.37%	0	2005
	9.971943	10.243403	2.72%	0	2004

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.222884	11.847308	-3.07%	0	2005
	11.707238	12.222884	4.40%	0	2004

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.454062	18.178537	10.48%	0	2005
	14.096886	16.454062	16.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.552242	10.546537	-0.05%	0	2005
	10.358620	10.552242	1.87%	0	2004

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.579234	15.546651	6.64%	0	2005
	13.041914	14.579234	11.79%	0	2004

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.718614	14.935370	1.47%	0	2005
	13.053228	14.718614	12.76%	0	2004

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.873891	16.630772	11.81%	0	2005
	13.018888	14.873891	14.25%	0	2004

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.712265	19.385501	9.45%	0	2005
	14.583057	17.712265	21.46%	0	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.909440	19.308975	14.19%	0	2005
	12.706237	16.909440	33.08%	0	2004

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.717701	11.931671	1.83%	0	2005
	10.203044	11.717701	14.85%	0	2004

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	8.987884	9.462182	5.28%	0	2005
	8.606747	8.987884	4.43%	0	2004

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.950193	11.262532	2.85%	0	2005
	10.127480	10.950193	8.12%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.896177	10.482627	5.93%	0	2005
	9.540521	9.896177	3.73%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	11.485154	12.280851	6.93%	0	2005
	10.193572	11.485154	12.67%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.966307	11.689762	6.60%	0	2005
	10.000000	10.966307	9.66%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	12.750411	14.641017	14.83%	0	2005
	10.565880	12.750411	20.68%	0	2004

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.755155	12.341428	4.99%	0	2005
	10.587367	11.755155	11.03%	0	2004

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.243233	10.558109	3.07%	0	2005
	9.927454	10.243233	3.18%	0	2004

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	9.106047	9.359926	2.79%	0	2005
	8.848674	9.106047	2.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.131426	11.358600	2.04%	0	2005
	10.259611	11.131426	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	15.923709	18.101194	13.67%	0	2005
	13.070194	15.923709	21.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.339381	10.463693	12.04%	0	2005
	8.836520	9.339381	5.69%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.294230	14.869821	4.03%	0	2005
	12.305853	14.294230	16.16%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.006698	13.606857	4.61%	0	2005
	10.939189	13.006698	18.90%	0	2004

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.054291	10.163307	1.08%	0	2005
	9.704087	10.054291	3.61%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.359158	11.601577	2.13%	0	2005
	10.524498	11.359158	7.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.957997	13.201926	1.88%	0	2005
	12.037227	12.957997	7.65%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.624676	10.860169	2.22%	0	2005
	9.946445	10.624676	6.82%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.549430	12.520882	-0.23%	0	2005
	11.678026	12.549430	7.46%	0	2004

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	11.003688	11.709305	6.41%	0	2005
	9.889086	11.003688	11.27%	0	2004

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.417039	13.652568	9.95%	0	2005
	11.027174	12.417039	12.60%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	10.847945	10.720188	-1.18%	0	2005
	10.731908	10.847945	1.08%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.890079	10.728838	-1.48%	0	2005
	10.804882	10.890079	0.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.069302	11.400448	2.99%	175	2005
	10.201288	11.069302	8.51%	175	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	5.946312	6.120265	2.93%	0	2005
	5.911100	5.946312	0.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	9.097289	9.080233	-0.19%	0	2005
	8.525707	9.097289	6.70%	0	2004

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	10.150625	10.204397	0.53%	0	2005
	10.281434	10.150625	-1.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	7.652866	8.868266	15.88%	0	2005
	6.923266	7.652866	10.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.970215	12.727690	16.02%	0	2005
	10.000000	10.970215	9.70%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	10.847068	11.225774	3.49%	0	2005
	10.010991	10.847068	8.35%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	10.793150	11.144086	3.25%	0	2005
	9.974176	10.793150	8.21%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	9.404060	9.534668	1.39%	0	2005
	9.149878	9.404060	2.78%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	9.150279	9.264228	1.25%	0	2005
	8.918311	9.150279	2.60%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	8.089817	8.191382	1.26%	0	2005
	7.834411	8.089817	3.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	7.897021	7.978752	1.03%	0	2005
	7.663813	7.897021	3.04%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.690489	11.046593	13.99%	0	2005
	8.612665	9.690489	12.51%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.687007	11.023650	13.80%	0	2005
	8.623040	9.687007	12.34%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	7.935938	8.115554	2.26%	0	2005
	7.354517	7.935938	7.91%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	13.047433	13.007620	-0.31%	0	2005
	12.804608	13.047433	1.90%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	8.901450	9.376881	5.34%	0	2005
	8.278353	8.901450	7.53%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	8.779083	9.227592	5.11%	0	2005
	8.184273	8.779083	7.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	9.596134	9.886856	3.03%	0	2005
	9.331167	9.596134	2.84%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	9.502197	9.782368	2.95%	0	2005
	9.264053	9.502197	2.57%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	6.612318	7.804283	18.03%	0	2005
	6.693059	6.612318	-1.21%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	6.575340	7.741158	17.73%	0	2005
	6.655151	6.575340	-1.20%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	8.656573	9.080852	4.90%	0	2005
	8.391174	8.656573	3.16%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	8.681497	9.096180	4.78%	0	2005
	8.433682	8.681497	2.94%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.028524	7.464486	6.20%	0	2005
	6.729925	7.028524	4.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	7.022027	7.444910	6.02%	0	2005
	6.734329	7.022027	4.27%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	16.194823	18.675502	15.32%	0	2005
	13.305291	16.194823	21.72%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.991072	17.259833	15.13%	0	2005
	12.327777	14.991072	21.60%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.463715	13.470364	0.05%	0	2005
	12.108165	13.463715	11.20%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.670769	12.661218	-0.08%	0	2005
	11.409892	12.670769	11.05%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.713142	11.847806	1.15%	0	2005
	10.793042	11.713142	8.52%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	11.553369	12.451937	7.78%	0	2005
	9.963092	11.553369	15.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.368901	3.69%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	15.044465	19.422402	29.10%	0	2005
	12.805205	15.044465	17.49%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.755484	10.835138	0.74%	0	2005
	10.677289	10.755484	0.73%	0	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.557436	10.640073	0.78%	0	2005
	10.341444	10.557436	2.09%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.950095	11.161781	1.93%	0	2005
	10.475154	10.950095	4.53%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.225473	11.536494	2.77%	0	2005
	10.505540	11.225473	6.85%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.541740	12.056093	4.46%	0	2005
	10.555112	11.541740	9.35%	0	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.748211	12.370279	5.30%	335	2005
	10.561754	11.748211	11.23%	335	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Money Market Fund: Class I - Q/NQ	9.540278	9.555495	0.16%	0	2005
	9.701170	9.540278	-1.66%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.214367	13.357760	9.36%	0	2005
	10.819007	12.214367	12.90%	0	2004

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	11.562196	12.621870	9.16%	0	2005
	10.261535	11.562196	12.68%	0	2004

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	10.220696	10.742388	5.10%	0	2005
	9.258178	10.220696	10.40%	0	2004

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	13.330465	13.404464	0.56%	0	2005
	11.649890	13.330465	14.43%	0	2004

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.298586	12.331862	0.27%	0	2005
	10.775863	12.298586	14.13%	0	2004

GVIT GVIT Small Company Fund: Class I - Q/NQ	13.037055	14.285251	9.57%	0	2005
	11.228429	13.037055	16.11%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	13.253050	14.481695	9.27%	0	2005
	11.437377	13.253050	15.87%	0	2004

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	9.422093	9.580430	1.68%	0	2005
	8.862418	9.422093	6.32%	0	2004

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	9.337743	9.369918	0.34%	0	2005
	8.368909	9.337743	11.58%	0	2004

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	9.632054	9.869562	2.47%	0	2005
	9.296718	9.632054	3.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.539380	11.985509	3.87%	0	2005
	10.301827	11.539380	12.01%	0	2004

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	9.665241	9.619206	-0.48%	0	2005
	9.422354	9.665241	2.58%	0	2004

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	10.986277	11.820666	7.59%	0	2005
	10.277741	10.986277	6.89%	0	2004

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.863974	11.022094	1.46%	0	2005
	10.512546	10.863974	3.34%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.123912	10.356824	2.30%	182	2005
	9.734145	10.123912	4.00%	182	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.735141	14.201721	11.52%	0	2005
	10.955415	12.735141	16.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.609087	14.030666	11.27%	0	2005
	10.872981	12.609087	15.97%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.469846	12.794061	11.55%	0	2005
	10.000000	11.469846	14.70%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	12.278391	12.255508	-0.19%	0	2005
	11.550977	12.278391	6.30%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	10.599815	10.934527	3.16%	0	2005
	9.955503	10.599815	6.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	13.601011	14.585228	7.24%	0	2005
	11.675123	13.601011	16.50%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.554163	12.551038	-0.02%	0	2005
	11.868441	12.554163	5.78%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	11.456825	12.540269	9.46%	0	2005
	10.107504	11.456825	13.35%	0	2004

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	13.828551	14.439453	4.42%	0	2005
	11.231407	13.828551	23.12%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.176044	10.492604	3.11%	0	2005
	9.931760	10.176044	2.46%	0	2004

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	12.153602	11.750116	-3.32%	0	2005
	11.670704	12.153602	4.14%	0	2004

STI Classic Variable Trust - International Equity Fund - Q/NQ	16.360844	18.029481	10.20%	0	2005
	14.052918	16.360844	16.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	10.492401	10.459995	-0.31%	0	2005
	10.326273	10.492401	1.61%	0	2004

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	14.496624	15.419176	6.36%	0	2005
	13.001240	14.496624	11.50%	0	2004

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	14.635196	14.812873	1.21%	0	2005
	13.012500	14.635196	12.47%	0	2004

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	14.789595	16.494391	11.53%	0	2005
	12.978268	14.789595	13.96%	0	2004

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	17.611956	19.226604	9.17%	0	2005
	14.537594	17.611956	21.15%	0	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	16.837483	19.177830	13.90%	0	2005
	12.684558	16.837483	32.74%	0	2004

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	11.631727	11.813943	1.57%	0	2005
	10.154132	11.631727	14.55%	0	2004

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	8.921944	9.368835	5.01%	0	2005
	8.565496	8.921944	4.16%	0	2004

Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.694222	11.880263	1.59%	0	2005
	10.950322	11.694222	6.79%	0	2004
	10.000000	10.950322	9.50%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares - Q/NQ	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares - Q/NQ	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares - Q/NQ	10.896439	11.093641	1.81%	0	2005
	10.692048	10.896439	1.91%	0	2004
	10.000000	10.692048	6.92%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares - Q/NQ	10.864526	11.030446	1.53%	0	2005
	10.688939	10.864526	1.64%	0	2004
	10.000000	10.688939	6.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.748529	11.861646	0.96%	0	2005
	11.135499	11.748529	5.51%	0	2004
	10.000000	11.135499	11.35%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series - Federated International Equity Fund II - Q/NQ	12.111733	12.730309	5.11%	0	2005
	11.020385	12.111733	9.90%	0	2004
	10.000000	11.020385	10.20%	0	2003*

Federated Insurance Series - Federated Mid Cap Growth Strategies Fund II - Q/NQ	12.168952	13.215756	8.60%	0	2005
	10.941411	12.168952	11.22%	0	2004
	10.000000	10.941411	9.41%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R - Q/NQ	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class - Q/NQ	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.044964	13.562247	12.60%	0	2005
	10.838556	12.044964	11.13%	0	2004
	10.000000	10.838556	8.39%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	12.021065	13.512073	12.40%	0	2005
	10.833984	12.021065	10.96%	0	2004
	10.000000	10.833984	8.34%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Index 500 Portfolio: Initial Class - Q/NQ	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class - Q/NQ	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Aggressive Growth Portfolio: Service Class 2 - Q/NQ	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class - Q/NQ	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Balanced Portfolio: Service Class 2 - Q/NQ	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class - Q/NQ	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.113158	11.657763	4.90%	0	2005
	10.773532	11.113158	3.15%	0	2004
	10.000000	10.773532	7.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class 2 - Q/NQ	11.092742	11.616557	4.72%	0	2005
	10.770736	11.092742	2.99%	0	2004
	10.000000	10.770736	7.71%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1 - Q/NQ	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Bond Fund: Class III - Q/NQ	10.000000	10.284179	2.84%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class II - Q/NQ	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

GVIT GVIT Small Company Fund: Class I - Q/NQ	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.348989	13.198144	6.88%	0	2005
	10.911049	12.348989	13.18%	0	2004
	10.000000	10.911049	9.11%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

MTB Group of Funds - MTB Large Cap Growth Fund II - Q/NQ	10.694348	10.512883	-1.70%	0	2005
	10.555439	10.694348	1.32%	0	2004
	10.000000	10.555439	5.55%	0	2003*

MTB Group of Funds - MTB Large Cap Value Fund II - Q/NQ	11.730304	12.466452	6.28%	0	2005
	11.110426	11.730304	5.58%	0	2004
	10.000000	11.110426	11.10%	0	2003*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio - Q/NQ	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.121612	11.237948	1.05%	0	2005
	10.826593	11.121612	2.72%	0	2004
	10.000000	10.826593	8.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares - Q/NQ	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

STI Classic Variable Trust - Capital Appreciation Fund - Q/NQ	10.943718	10.450620	-4.51%	0	2005
	10.639763	10.943718	2.86%	0	2004
	10.000000	10.639763	6.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

STI Classic Variable Trust - International Equity Fund - Q/NQ	13.166495	14.331396	8.85%	0	2005
	11.449962	13.166495	14.99%	0	2004
	10.000000	11.449962	14.50%	0	2003*

STI Classic Variable Trust - Investment Grade Bond Fund - Q/NQ	9.917006	9.765091	-1.53%	0	2005
	9.881543	9.917006	0.36%	0	2004
	10.000000	9.881543	-1.18%	0	2003*

STI Classic Variable Trust - Large Cap Relative Value Fund - Q/NQ	12.222598	12.841018	5.06%	0	2005
	11.098255	12.222598	10.13%	0	2004
	10.000000	11.098255	10.98%	0	2003*

STI Classic Variable Trust - Large Cap Value Equity Fund - Q/NQ	12.188625	12.185299	-0.03%	0	2005
	10.972120	12.188625	11.09%	0	2004
	10.000000	10.972120	9.72%	0	2003*

STI Classic Variable Trust - Mid-Cap Equity Fund - Q/NQ	12.399979	13.659768	10.16%	0	2005
	11.016801	12.399979	12.56%	0	2004
	10.000000	11.016801	10.17%	0	2003*

STI Classic Variable Trust - Small Cap Value Equity Fund - Q/NQ	13.543966	14.604396	7.83%	0	2005
	11.318866	13.543966	19.66%	0	2004
	10.000000	11.318866	13.19%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	13.921792	15.662453	12.50%	0	2005
	10.618554	13.921792	31.11%	0	2004
	10.000000	10.618554	6.19%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II Shares - Q/NQ	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 1,340,064 shares (cost $12,898,359)	$16,429,186
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 129,973 shares (cost $2,646,237)	3,175,239
AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 13,047 shares (cost $153,724)	209,921
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 15,841 shares (cost $240,997)	252,188
AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2) 73,578 shares (cost $1,117,946)	1,692,287
AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore) 60,445 shares (cost $704,801)	822,653
AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 24,881 shares (cost $476,496)	555,341
AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 92,996 shares (cost $1,663,406)	2,062,643
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 407,354 shares (cost $8,197,818)	10,041,270
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB) 324,956 shares (cost $4,174,736)	6,148,174
Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 133,430 shares (cost $2,783,229)	3,541,239
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 794,154 shares (cost $10,046,003)	13,492,685
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 66,211 shares (cost $872,739)	1,103,737
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 15,714 shares (cost $373,661)	409,834
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 71,651 shares (cost $1,928,648)	2,279,950
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 154,414 shares (cost $4,548,612)	4,915,007
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 126,750 shares (cost $2,251,201)	2,697,230
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 425,727 shares (cost $2,148,302)	2,499,019
Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 1,605,325 shares (cost $12,194,482)	12,361,004
Federated IS – International Equity Fund II (FedIntEq) 13,465 shares (cost $152,245)	194,165
Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 33,222 shares (cost $567,741)	787,018
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 296,138 shares (cost $3,422,028)	3,346,362
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 1,311,738 shares (cost $15,219,068)	14,757,054
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,509,332 shares (cost $33,709,218)	$38,472,860
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,353,556 shares (cost $30,882,869)	34,366,792
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 1,981,820 shares (cost $41,704,959)	49,882,403
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 986,637 shares (cost $40,719,033)	33,249,652
Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 1,111,318 shares (cost $48,094,154)	37,295,833
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 961,955 shares (cost $25,479,776)	32,023,488
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 4,814,291 shares (cost $31,311,820)	29,704,174
Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 2,776,254 shares (cost $17,378,924)	17,046,200
Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2) 3,147,433 shares (cost $19,650,178)	19,136,391
Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt) 32,411,729 shares (cost $32,411,729)	32,411,729
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,463,234 shares (cost $23,947,424)	30,157,261
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 568,276 shares (cost $7,578,623)	11,661,025
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 448,678 shares (cost $6,275,454)	9,170,983
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 217,118 shares (cost $3,564,552)	4,411,832
Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 63,698 shares (cost $1,012,098)	1,305,803
Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal) 67,225 shares (cost $721,098)	847,039
Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2) 117,909 shares (cost $1,095,355)	1,476,225
Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 321,628 shares (cost $4,051,518)	4,171,518
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 275,329 shares (cost $3,745,796)	3,546,233
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 182,451 shares (cost $2,199,031)	2,335,369
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 390,842 shares (cost $5,276,472)	5,878,261
Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS) 379,797 shares (cost $5,668,637)	5,674,173
Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 284,719 shares (cost $3,971,510)	4,216,694
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 2,103,389 shares (cost $50,875,314)	65,268,175
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,631,606 shares (cost $39,189,076)	50,465,568
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 1,905,531 shares (cost $40,059,799)	58,480,739
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500) 544,181 shares (cost $71,760,681)	$77,208,429
Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 4,423,610 shares (cost $57,790,261)	56,445,267
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 19,791 shares (cost $169,034)	181,290
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 341,202 shares (cost $2,708,627)	3,074,228
Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal) 2,611,963 shares (cost $37,571,842)	38,604,811
Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS) 999,723 shares (cost $13,600,027)	14,695,935
Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 585,602 shares (cost $7,769,537)	8,561,497
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS) 78,220 shares (cost $537,840)	676,600
Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2) 497,774 shares (cost $3,241,398)	4,270,898
Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 1,300,159 shares (cost $18,135,287)	19,177,342
Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 1,908,724 shares (cost $28,460,627)	27,981,895
Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 1,194,014 shares (cost $14,623,976)	17,349,016
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 5,768,958 shares (cost $117,187,857)	100,033,730
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,809,984 shares (cost $37,662,341)	31,367,019
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 355,028 shares (cost $5,441,617)	6,117,129
Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 148,248 shares (cost $3,308,531)	5,204,991
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 714,859 shares (cost $15,378,165)	24,984,312
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,864,746 shares (cost $38,766,319)	64,650,741
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 33,574 shares (cost $384,756)	469,028
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 488,916 shares (cost $6,378,348)	6,854,598
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 141,277 shares (cost $2,232,517)	2,558,528
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 30,907 shares (cost $384,676)	489,575
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 16,441 shares (cost $254,055)	272,257
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 242,820 shares (cost $3,775,447)	4,021,098
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 69,970 shares (cost $1,065,882)	1,214,682
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2) 536,378 shares (cost $8,143,822)	9,279,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 173,556 shares (cost $1,889,329)	$2,259,701
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 606,007 shares (cost $7,863,452)	7,920,516
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 2,172,327 shares (cost $26,226,509)	25,068,650
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 1,606,543 shares (cost $16,762,357)	19,230,315
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,269,236 shares (cost $33,253,852)	33,575,058
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 13,260,466 shares (cost $131,559,182)	151,169,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,187,741 shares (cost $51,541,233)	61,422,855
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 4,614,123 shares (cost $46,806,747)	50,340,084
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 27,843,852 shares (cost $27,843,852)	27,843,852
Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 257,634 shares (cost $3,307,564)	4,055,159
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 53,675 shares (cost $628,252)	618,877
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 663,220 shares (cost $7,724,218)	7,580,608
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 36,960 shares (cost $801,290)	841,941
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 329,225 shares (cost $7,522,013)	7,417,446
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 89,841 shares (cost $1,206,124)	1,119,413
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 519,920 shares (cost $4,269,774)	5,053,626
MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 1,022,390 shares (cost $6,180,120)	7,361,209
MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 280,069 shares (cost $3,516,557)	4,327,070
MFS® VIT – Value Series – Service Class (MFSValS) 659,060 shares (cost $6,786,018)	8,205,291
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 258,923 shares (cost $2,439,012)	2,609,948
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 284,334 shares (cost $2,683,853)	3,136,207
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 2,976,472 shares (cost $29,998,860)	30,955,307
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 29,117 shares (cost $410,304)	434,140
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 444,339 shares (cost $14,413,235)	16,987,070
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 12,578 shares (cost $352,724)	421,984
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 345,225 shares (cost $9,845,665)	11,444,202
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 22,711 shares (cost $546,420)	$758,078
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 285,360 shares (cost $6,428,007)	9,462,547
Oppenheimer High Income Fund/VA – Initial Class (OppHighInc) 236,001 shares (cost $1,932,565)	1,991,852
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 814,624 shares (cost $13,968,516)	17,620,319
Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap) 51,843 shares (cost $650,040)	890,657
Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 3,965,769 shares (cost $19,619,714)	20,582,339
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 37,043 shares (cost $851,110)	976,077
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 27,641 shares (cost $369,670)	449,450
Putnam VT Small Cap Value – IB Shares (PVTSmCapVal) 22,929 shares (cost $375,356)	525,756
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 33,753 shares (cost $857,224)	963,638
STI Classic Variable Trust – Capital Appreciation Fund (STICapAp) 17,348 shares (cost $267,955)	281,898
STI Classic Variable Trust – International Equity Fund (STIIntlEq) 875 shares (cost $8,201)	10,666
STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd) 669 shares (cost $6,827)	6,796
STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV) 5,214 shares (cost $55,080)	64,492
STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 18,282 shares (cost $239,059)	267,281
STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq) 13,278 shares (cost $137,102)	179,382
STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 6,129 shares (cost $102,024)	111,791
Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,565,178 shares (cost $18,040,494)	21,364,675
Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 197,238 shares (cost $4,416,398)	5,485,187
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 202,049 shares (cost $2,320,960)	2,315,478
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 187,602 shares (cost $3,834,298)	4,299,848

Total investments	1,792,181,915
Accounts receivable	103,762

Total assets	1,792,285,677
Accounts payable	–

Contract owners’ equity (note 4)	$1,792,285,677

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
Reinvested dividends	$37,880,046	–	–	–	–	9,333	4,145	4,612
Mortality and expense risk charges (note 2)	(23,050,251)	(215,991)	(43,681)	(2,151)	(1,835)	(19,129)	(8,331)	(5,601)

Net investment income (loss)	14,829,795	(215,991)	(43,681)	(2,151)	(1,835)	(9,796)	(4,186)	(989)

Proceeds from mutual fund shares sold	446,790,849	2,746,308	1,006,286	5,559	96,454	269,408	40,172	16,424
Cost of mutual fund shares sold	(451,567,092)	(1,879,419)	(727,721)	(3,490)	(81,943)	(201,324)	(28,698)	(12,574)

Realized gain (loss) on investments	(4,776,243)	866,889	278,565	2,069	14,511	68,084	11,474	3,850
Change in unrealized gain (loss) on investments	73,925,482	(187,262)	(26,036)	16,328	1,796	180,234	16,749	21,064

Net gain (loss) on investments	69,149,239	679,627	252,529	18,397	16,307	248,318	28,223	24,914

Reinvested capital gains	23,014,795	188,856	–	–	–	–	25,338	–

Net increase (decrease) in contract owners’ equity resulting from operations	$106,993,829	652,492	208,848	16,246	14,472	238,522	49,375	23,925

Investment activity:	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
Reinvested dividends	$12,794	127,872	29,773	–	74,810	–	–	35,000
Mortality and expense risk charges (note 2)	(27,266)	(132,195)	(73,661)	(40,949)	(167,285)	(11,595)	(4,640)	(24,562)

Net investment income (loss)	(14,472)	(4,323)	(43,888)	(40,949)	(92,475)	(11,595)	(4,640)	10,438

Proceeds from mutual fund shares sold	307,372	1,383,156	1,037,214	574,555	1,791,767	73,125	39,224	155,932
Cost of mutual fund shares sold	(217,996)	(967,267)	(721,553)	(438,153)	(1,062,328)	(41,961)	(32,894)	(115,674)

Realized gain (loss) on investments	89,376	415,889	315,661	136,402	729,439	31,164	6,330	40,258
Change in unrealized gain (loss) on investments	3,231	(92,526)	468,262	293,401	(551,682)	44,190	8,198	30,606

Net gain (loss) on investments	92,607	323,363	783,923	429,803	177,757	75,354	14,528	70,864

Reinvested capital gains	–	–	96,937	–	582,281	2,718	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$78,135	319,040	836,972	388,854	667,563	66,477	9,888	81,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
Reinvested dividends	$68,605	33,506	21,296	997,227	–	–	125,273	557,425
Mortality and expense risk charges (note 2)	(63,878)	(32,831)	(33,242)	(165,619)	(2,035)	(8,367)	(38,527)	(199,200)

Net investment income (loss)	4,727	675	(11,946)	831,608	(2,035)	(8,367)	86,746	358,225

Proceeds from mutual fund shares sold	1,603,609	332,247	391,562	4,440,194	26,993	60,338	363,791	2,633,089
Cost of mutual fund shares sold	(1,435,490)	(236,429)	(292,192)	(4,094,778)	(19,503)	(37,815)	(382,773)	(2,748,534)

Realized gain (loss) on investments	168,119	95,818	99,370	345,416	7,490	22,523	(18,982)	(115,445)
Change in unrealized gain (loss) on investments	(11,472)	(3,708)	(79,066)	(1,067,000)	7,949	67,655	(85,372)	(392,159)

Net gain (loss) on investments	156,647	92,110	20,304	(721,584)	15,439	90,178	(104,354)	(507,604)

Reinvested capital gains	–	–	–	–	–	–	21,492	101,399

Net increase (decrease) in contract owners’ equity resulting from operations	$161,374	92,785	8,358	110,024	13,404	81,811	3,884	(47,980)

Investment activity:	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
Reinvested dividends	$734,912	586,263	735,988	209,729	166,644	92,472	5,038,700	2,838,569
Mortality and expense risk charges (note 2)	(586,331)	(367,780)	(650,280)	(525,718)	(401,874)	(411,780)	(460,130)	(193,651)

Net investment income (loss)	148,581	218,483	85,708	(315,989)	(235,230)	(319,308)	4,578,570	2,644,918

Proceeds from mutual fund shares sold	12,128,807	7,851,504	10,280,714	14,430,396	9,939,033	8,666,081	19,339,599	6,090,430
Cost of mutual fund shares sold	(11,594,961)	(7,238,149)	(9,687,211)	(23,462,607)	(15,957,279)	(8,784,409)	(16,405,197)	(8,303,058)

Realized gain (loss) on investments	533,846	613,355	593,503	(9,032,211)	(6,018,246)	(118,328)	2,934,402	(2,212,628)
Change in unrealized gain (loss) on investments	(687,156)	(597,189)	(510,291)	10,563,863	7,853,157	1,668,397	(7,174,316)	(200,165)

Net gain (loss) on investments	(153,310)	16,166	83,212	1,531,652	1,834,911	1,550,069	(4,239,914)	(2,412,793)

Reinvested capital gains	1,614,992	1,355,258	1,819,525	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,610,263	1,589,907	1,988,445	1,215,663	1,599,681	1,230,761	338,656	232,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
Reinvested dividends	$2,949,283	1,091,056	200,585	68,957	47,626	14,479	7,121	3,773
Mortality and expense risk charges (note 2)	(259,735)	(464,270)	(405,443)	(114,542)	(109,315)	(39,777)	(12,608)	(8,579)

Net investment income (loss)	2,689,548	626,786	(204,858)	(45,585)	(61,689)	(25,298)	(5,487)	(4,806)

Proceeds from mutual fund shares sold	5,282,275	30,158,643	7,492,567	2,624,159	1,638,689	524,832	456,497	258,061
Cost of mutual fund shares sold	(4,960,688)	(30,158,643)	(8,612,001)	(2,303,190)	(1,189,081)	(444,618)	(391,185)	(172,425)

Realized gain (loss) on investments	321,587	–	(1,119,434)	320,969	449,608	80,214	65,312	85,636
Change in unrealized gain (loss) on investments	(2,842,946)	–	5,772,176	1,466,840	936,539	564,125	143,458	(38,027)

Net gain (loss) on investments	(2,521,359)	–	4,652,742	1,787,809	1,386,147	644,339	208,770	47,609

Reinvested capital gains	–	–	156,980	62,061	47,626	13,717	6,409	–

Net increase (decrease) in contract owners’ equity resulting from operations	$168,189	626,786	4,604,864	1,804,285	1,372,084	632,758	209,692	42,803

Investment activity:	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
Reinvested dividends	$5,126	132,700	93,713	60,265	220,307	173,256	121,860	199,189
Mortality and expense risk charges (note 2)	(19,440)	(69,565)	(37,816)	(33,352)	(102,685)	(62,551)	(58,808)	(908,650)

Net investment income (loss)	(14,314)	63,135	55,897	26,913	117,622	110,705	63,052	(709,461)

Proceeds from mutual fund shares sold	265,182	1,956,845	925,131	865,342	3,343,214	1,728,403	942,316	14,830,705
Cost of mutual fund shares sold	(213,391)	(2,555,159)	(1,197,277)	(913,079)	(3,572,215)	(2,004,710)	(954,894)	(14,590,156)

Realized gain (loss) on investments	51,791	(598,314)	(272,146)	(47,737)	(229,001)	(276,307)	(12,578)	240,549
Change in unrealized gain (loss) on investments	23,383	609,637	300,512	60,024	245,999	318,862	47,254	9,652,927

Net gain (loss) on investments	75,174	11,323	28,366	12,287	16,998	42,555	34,676	9,893,476

Reinvested capital gains	–	–	–	–	2,824	2,341	1,669	12,449

Net increase (decrease) in contract owners’ equity resulting from operations	$60,860	74,458	84,263	39,200	137,444	155,601	99,397	9,196,464

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
Reinvested dividends	$101,480	68,937	1,598,271	2,451,994	–	–	1,189,592	415,815
Mortality and expense risk charges (note 2)	(489,042)	(712,627)	(1,017,079)	(767,085)	(2,042)	(41,636)	(586,297)	(154,132)

Net investment income (loss)	(387,562)	(643,690)	581,192	1,684,909	(2,042)	(41,636)	603,295	261,683

Proceeds from mutual fund shares sold	9,271,603	6,301,809	24,063,516	18,271,440	141,133	1,041,468	11,762,489	3,707,428
Cost of mutual fund shares sold	(9,052,090)	(4,828,794)	(28,493,011)	(18,966,174)	(107,710)	(769,213)	(11,937,503)	(4,077,969)

Realized gain (loss) on investments	219,513	1,473,015	(4,429,495)	(694,734)	33,423	272,255	(175,014)	(370,541)
Change in unrealized gain (loss) on investments	7,249,171	6,855,187	6,452,695	(1,895,914)	(16,484)	(135,128)	1,051,664	719,774

Net gain (loss) on investments	7,468,684	8,328,202	2,023,200	(2,590,648)	16,939	137,127	876,650	349,233

Reinvested capital gains	9,225	9,848	–	1,481,413	5,194	89,531	32,592	11,880

Net increase (decrease) in contract owners’ equity resulting from operations	$7,090,347	7,694,360	2,604,392	575,674	20,091	185,022	1,512,537	622,796

Investment activity:	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
Reinvested dividends	$221,952	–	–	374,283	458,834	243,003	1,070,339	286,550
Mortality and expense risk charges (note 2)	(114,372)	(5,213)	(48,674)	(309,394)	(297,678)	(228,662)	(1,500,338)	(326,981)

Net investment income (loss)	107,580	(5,213)	(48,674)	64,889	161,156	14,341	(429,999)	(40,431)

Proceeds from mutual fund shares sold	1,620,190	129,062	781,302	8,867,194	7,578,403	3,105,551	30,616,002	7,540,714
Cost of mutual fund shares sold	(1,557,752)	(109,849)	(595,780)	(10,405,371)	(9,027,645)	(3,207,536)	(36,939,476)	(10,799,091)

Realized gain (loss) on investments	62,438	19,213	185,522	(1,538,177)	(1,449,242)	(101,985)	(6,323,474)	(3,258,377)
Change in unrealized gain (loss) on investments	157,422	87,184	504,875	2,572,718	2,998,056	1,068,958	13,654,909	5,628,955

Net gain (loss) on investments	219,860	106,397	690,397	1,034,541	1,548,814	966,973	7,331,435	2,370,578

Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$334,065	101,184	641,723	1,099,430	1,709,970	981,314	6,901,436	2,330,147

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
Reinvested dividends	$46,970	–	–	–	–	–	24,193	6,006
Mortality and expense risk charges (note 2)	(80,713)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(27,322)	(5,172)

Net investment income (loss)	(33,743)	(61,410)	(240,927)	(789,196)	(5,090)	(94,701)	(3,129)	834

Proceeds from mutual fund shares sold	1,723,777	703,444	5,539,462	7,136,609	41,922	3,230,604	183,311	44,027
Cost of mutual fund shares sold	(1,905,178)	(411,805)	(3,364,743)	(4,447,366)	(22,770)	(2,997,018)	(141,564)	(31,314)

Realized gain (loss) on investments	(181,401)	291,639	2,174,719	2,689,243	19,152	233,586	41,747	12,713
Change in unrealized gain (loss) on investments	635,630	452,431	1,381,892	6,359,187	(18,634)	(356,076)	13,835	27,988

Net gain (loss) on investments	454,229	744,070	3,556,611	9,048,430	518	(122,490)	55,582	40,701

Reinvested capital gains	–	76,781	408,006	990,060	15,223	236,576	14,403	–

Net increase (decrease) in contract owners’ equity resulting from operations	$420,486	759,441	3,723,690	9,249,294	10,651	19,385	66,856	41,535

Investment activity:	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
Reinvested dividends	$3,021	41,578	11,082	75,658	8,758	18,851	–	982,040
Mortality and expense risk charges (note 2)	(2,630)	(40,608)	(12,267)	(109,483)	(26,300)	(48,005)	–	(343,272)

Net investment income (loss)	391	970	(1,185)	(33,825)	(17,542)	(29,154)	–	638,768

Proceeds from mutual fund shares sold	56,803	1,174,108	57,284	2,116,987	424,480	3,465,721	4,084	5,642,346
Cost of mutual fund shares sold	(50,601)	(1,067,495)	(36,306)	(1,388,940)	(341,222)	(3,159,548)	(4,068)	(6,058,326)

Realized gain (loss) on investments	6,202	106,613	20,978	728,047	83,258	306,173	16	(415,980)
Change in unrealized gain (loss) on investments	9,257	134,839	23,350	(365,319)	310,490	37,220	–	259,547

Net gain (loss) on investments	15,459	241,452	44,328	362,728	393,748	343,393	16	(156,433)

Reinvested capital gains	8,586	122,975	69,110	533,366	189,133	603,155	–	48,515

Net increase (decrease) in contract owners’ equity resulting from operations	$24,436	365,397	112,253	862,269	565,339	917,394	16	530,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$351,599	956,670	3,384,799	1,217,311	1,306,476	724,025	–	412
Mortality and expense risk charges (note 2)	(261,241)	(451,272)	(1,955,539)	(788,488)	(661,202)	(347,954)	(46,480)	(6,639)

Net investment income (loss)	90,358	505,398	1,429,260	428,823	645,274	376,071	(46,480)	(6,227)

Proceeds from mutual fund shares sold	3,251,733	5,752,965	12,790,995	6,740,738	10,531,713	24,266,626	1,102,564	55,645
Cost of mutual fund shares sold	(2,258,190)	(5,396,759)	(10,097,927)	(4,990,408)	(9,095,139)	(24,266,626)	(835,386)	(40,269)

Realized gain (loss) on investments	993,543	356,206	2,693,068	1,750,330	1,436,574	–	267,178	15,376
Change in unrealized gain (loss) on investments	(287,724)	(939,487)	(753,666)	(151,703)	(1,354,259)	–	12,659	(67,903)

Net gain (loss) on investments	705,819	(583,281)	1,939,402	1,598,627	82,315	–	279,837	(52,527)

Reinvested capital gains	369,290	735,372	2,522,476	1,220,095	900,876	–	–	70,435

Net increase (decrease) in contract owners’ equity resulting from operations	$1,165,467	657,489	5,891,138	3,247,545	1,628,465	376,071	233,357	11,681

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
Reinvested dividends	$27	–	–	13,383	7,541	–	–	55,769
Mortality and expense risk charges (note 2)	(101,633)	(9,340)	(81,993)	(12,801)	(72,478)	(101,897)	(54,900)	(111,314)

Net investment income (loss)	(101,606)	(9,340)	(81,993)	582	(64,937)	(101,897)	(54,900)	(55,545)

Proceeds from mutual fund shares sold	2,391,220	152,611	2,476,510	133,419	1,206,690	1,693,092	795,507	1,298,194
Cost of mutual fund shares sold	(1,792,999)	(103,456)	(2,057,633)	(123,241)	(933,251)	(1,317,048)	(574,984)	(901,436)

Realized gain (loss) on investments	598,221	49,155	418,877	10,178	273,439	376,044	220,523	396,758
Change in unrealized gain (loss)on investments	(1,263,185)	(56,153)	(527,278)	(99,951)	(95,547)	(206,366)	(38,865)	(124,591)

Net gain (loss) on investments	(664,964)	(6,998)	(108,401)	(89,773)	177,892	169,678	181,658	272,167

Reinvested capital gains	888,021	98,370	877,614	183,987	–	–	–	197,798

Net increase (decrease) in contract owners’ equity resulting from operations	$121,451	82,032	687,220	94,796	112,955	67,781	126,758	414,420

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$10,193	25,904	460,134	–	132,915	1,784	56,077	7,455
Mortality and expense risk charges (note 2)	(28,619)	(34,644)	(359,366)	(4,183)	(231,389)	(3,513)	(101,828)	(7,606)

Net investment income (loss)	(18,426)	(8,740)	100,768	(4,183)	(98,474)	(1,729)	(45,751)	(151)

Proceeds from mutual fund shares sold	100,734	140,067	3,227,020	224,536	3,529,110	30,770	1,953,362	67,297
Cost of mutual fund shares sold	(89,151)	(102,560)	(2,888,209)	(223,000)	(2,542,555)	(24,504)	(1,642,594)	(40,810)

Realized gain (loss) on investments	11,583	37,507	338,811	1,536	986,555	6,266	310,768	26,487
Change in unrealized gain (loss) on investments	(42,261)	(10,821)	(2,254,890)	23,376	(341,078)	43,395	952,026	62,242

Net gain (loss) on investments	(30,678)	26,686	(1,916,079)	24,912	645,477	49,661	1,262,794	88,729

Reinvested capital gains	72,903	244,089	2,662,890	1,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,799	262,035	847,579	21,766	547,003	47,932	1,217,043	88,578

Investment activity:	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
Reinvested dividends	$83,114	123,434	208,360	–	807,174	13,726	6,227	868
Mortality and expense risk charges (note 2)	(114,550)	(22,094)	(226,918)	(8,901)	(250,930)	(11,168)	(4,887)	(5,593)

Net investment income (loss)	(31,436)	101,340	(18,558)	(8,901)	556,244	2,558	1,340	(4,725)

Proceeds from mutual fund shares sold	1,682,305	180,500	1,825,713	57,127	2,153,360	118,323	166,697	58,816
Cost of mutual fund shares sold	(1,181,424)	(160,641)	(1,384,919)	(33,223)	(1,962,494)	(96,638)	(134,473)	(31,695)

Realized gain (loss) on investments	500,881	19,859	440,794	23,904	190,866	21,685	32,224	27,121
Change in unrealized gain (loss) on investments	576,844	(96,246)	321,487	34,176	(520,444)	12,595	9,018	(22,373)

Net gain (loss) on investments	1,077,725	(76,387)	762,281	58,080	(329,578)	34,280	41,242	4,748

Reinvested capital gains	–	–	–	21,276	–	–	–	28,175

Net increase (decrease) in contract owners’ equity resulting from operations	$1,046,289	24,953	743,723	70,455	226,666	36,838	42,582	28,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
Reinvested dividends	$6,617	397	271	265	598	4,357	802	472
Mortality and expense risk charges (note 2)	(12,283)	(4,137)	(173)	(104)	(868)	(3,801)	(2,615)	(1,135)

Net investment income (loss)	(5,666)	(3,740)	98	161	(270)	556	(1,813)	(663)

Proceeds from mutual fund shares sold	234,410	15,966	14,517	105	8,270	69,084	25,036	3,600
Cost of mutual fund shares sold	(189,708)	(14,603)	(12,036)	(106)	(6,637)	(56,054)	(19,217)	(2,979)

Realized gain (loss) on investments	44,702	1,363	2,481	(1)	1,633	13,030	5,819	621
Change in unrealized gain (loss) on investments	4,675	(4,422)	(1,351)	(118)	3,364	(8,057)	17,832	(651)

Net gain (loss) on investments	49,377	(3,059)	1,130	(119)	4,997	4,973	23,651	(30)

Reinvested capital gains	–	–	–	–	–	–	–	11,485

Net increase (decrease) in contract owners’ equity resulting from operations	$43,711	(6,799)	1,228	42	4,727	5,529	21,838	10,792

Investment activity:	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
Reinvested dividends	$201,626	756	64,248	50,809
Mortality and expense risk charges (note 2)	(272,602)	(77,219)	(23,734)	(54,621)

Net investment income (loss)	(70,976)	(76,463)	40,514	(3,812)

Proceeds from mutual fund shares sold	4,382,186	1,379,072	94,909	2,649,258
Cost of mutual fund shares sold	(2,980,080)	(1,048,105)	(94,699)	(2,069,906)

Realized gain (loss) on investments	1,402,106	330,967	210	579,352
Change in unrealized gain (loss) on investments	(1,478,704)	47,266	(6,499)	(141,002)

Net gain (loss) on investments	(76,598)	378,233	(6,289)	438,350

Reinvested capital gains	698,166	–	13,603	119,768

Net increase (decrease) in contract owners’ equity resulting from operations	$550,592	301,770	47,828	554,306

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$14,829,795	7,639,706	(215,991)	(202,560)	(43,681)	(42,401)	(2,151)	(1,862)
Realized gain (loss) on investments	(4,776,243)	(33,246,093)	866,889	358,958	278,565	127,311	2,069	3,392
Change in unrealized gain (loss) on investments	73,925,482	158,968,781	(187,262)	1,258,724	(26,036)	37,375	16,328	19,455
Reinvested capital gains	23,014,795	8,982,158	188,856	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	106,993,829	142,344,552	652,492	1,415,122	208,848	122,285	16,246	20,985

Equity transactions:
Purchase payments received from contract owners (note 3)	50,077,610	169,551,386	699,912	1,990,430	185,601	441,704	788	61,021
Transfers between funds	–	–	(577,085)	565,912	(379,983)	114,694	5,133	5,933
Redemptions (note 3)	(279,949,063)	(253,305,505)	(1,284,387)	(981,310)	(207,782)	(372,854)	(3,526)	(9,592)
Annuity benefits	(193,770)	(194,275)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(96,182)	(109,719)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,780,500)	(2,987,384)	(28,722)	(25,441)	(7,263)	(7,816)	(76)	(539)
Adjustments to maintain reserves	122,135	328,213	437	2,718	54	311	(4)	(2)

Net equity transactions	(232,819,770)	(86,717,284)	(1,189,845)	1,552,309	(409,373)	176,039	2,315	56,821

Net change in contract owners’ equity	(125,825,941)	55,627,268	(537,353)	2,967,431	(200,525)	298,324	18,561	77,806
Contract owners’ equity beginning of period	1,918,111,618	1,862,484,350	16,966,976	13,999,545	3,375,836	3,077,512	191,366	113,560

Contract owners’ equity end of period	$1,792,285,677	1,918,111,618	16,429,623	16,966,976	3,175,311	3,375,836	209,927	191,366

CHANGES IN UNITS:
Beginning units	154,226,966	159,381,291	1,498,502	1,352,155	330,900	316,154	16,085	10,904

Units purchased	22,024,168	35,859,366	176,958	338,316	63,808	99,254	537	6,241
Units redeemed	(39,819,757)	(41,013,691)	(280,922)	(191,969)	(104,538)	(84,508)	(344)	(1,060)

Ending units	136,431,377	154,226,966	1,394,538	1,498,502	290,170	330,900	16,278	16,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMCapDev2		AIMIntGr2		AIMMidCore		AIMPreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,835)	(1,532)	(9,796)	(11,547)	(4,186)	(6,183)	(989)	(2,736)
Realized gain (loss) on investments	14,511	5,271	68,084	66,695	11,474	28,171	3,850	3,922
Change in unrealized gain (loss) on investments	1,796	9,395	180,234	268,145	16,749	21,923	21,064	19,928
Reinvested capital gains	–	–	–	–	25,338	31,198	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,472	13,134	238,522	323,293	49,375	75,109	23,925	21,114

Equity transactions:
Purchase payments received from contract owners (note 3)	26,072	14,583	–	75,394	26,492	218,489	10,030	158,328
Transfers between funds	129,090	58,045	(158,945)	(172,584)	51,611	(28,190)	14,704	(5,025)
Redemptions (note 3)	(857)	(2,316)	(89,192)	(123,609)	(29,923)	(47,808)	(10,819)	(6,676)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41)	–	(2,314)	(4,467)	(687)	(427)	(62)	(16)
Adjustments to maintain reserves	–	10	4	210	(12)	35	17	3

Net equity transactions	154,264	70,322	(250,447)	(225,056)	47,481	142,099	13,870	146,614

Net change in contract owners’ equity	168,736	83,456	(11,925)	98,237	96,856	217,208	37,795	167,728
Contract owners’ equity beginning of period	83,456	–	1,704,214	1,605,977	725,829	508,621	517,581	349,853

Contract owners’ equity end of period	$252,192	83,456	1,692,289	1,704,214	822,685	725,829	555,376	517,581

CHANGES IN UNITS:
Beginning units	7,100	–	128,816	148,422	59,558	46,999	49,381	35,260

Units purchased	20,850	37,288	–	14,706	6,768	22,963	2,337	15,974
Units redeemed	(8,582)	(30,188)	(18,797)	(34,312)	(2,921)	(10,404)	(1,085)	(1,853)

Ending units	19,368	7,100	110,019	128,816	63,405	59,558	50,633	49,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMPreEq2		AlGrIncB		AlIntlValB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,472)	(20,149)	(4,323)	(52,922)	(43,888)	(51,841)	(40,949)	(38,244)
Realized gain (loss) on investments	89,376	17,503	415,889	209,247	315,661	400,692	136,402	65,090
Change in unrealized gain (loss) on investments	3,231	87,204	(92,526)	708,816	468,262	899,828	293,401	169,406
Reinvested capital gains	–	–	–	–	96,937	14,261	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	78,135	84,558	319,040	865,141	836,972	1,262,940	388,854	196,252

Equity transactions:
Purchase payments received from contract owners (note 3)	100,321	172,465	404,192	1,877,865	–	383,174	59,536	357,066
Transfers between funds	(155,837)	88,337	(19,553)	406,512	(549,666)	(1,284,651)	224,961	(68,327)
Redemptions (note 3)	(98,728)	(53,203)	(768,586)	(798,953)	(412,610)	(295,851)	(198,763)	(202,674)
Annuity benefits	(560)	(136)	(577)	(139)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,429)	(1,207)	(12,740)	(21,883)	(8,857)	(7,947)	(4,602)	(6,226)
Adjustments to maintain reserves	241	(114)	1,030	1,831	893	2,580	299	428

Net equity transactions	(157,992)	206,142	(396,234)	1,465,233	(970,240)	(1,202,695)	81,431	80,267

Net change in contract owners’ equity	(79,857)	290,700	(77,194)	2,330,374	(133,268)	60,245	470,285	276,519
Contract owners’ equity beginning of period	2,142,760	1,852,060	10,119,306	7,788,932	6,281,818	6,221,573	3,071,305	2,794,786

Contract owners’ equity end of period	$2,062,903	2,142,760	10,042,112	10,119,306	6,148,550	6,281,818	3,541,590	3,071,305

CHANGES IN UNITS:
Beginning units	227,049	204,961	878,709	742,495	380,692	465,461	318,337	309,330

Units purchased	16,343	35,711	103,545	277,349	–	93,537	65,630	53,199
Units redeemed	(33,123)	(13,623)	(137,063)	(141,135)	(57,039)	(178,306)	(59,946)	(44,192)

Ending units	210,269	227,049	845,191	878,709	323,653	380,692	324,021	318,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AISmMdCpB		DrySmCapIxS		DrySRGro		DryStklx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(92,475)	(141,602)	(11,595)	(5,483)	(4,640)	(2,952)	10,438	13,323
Realized gain (loss) on investments	729,439	446,022	31,164	40,032	6,330	20,847	40,258	14,194
Change in unrealized gain (loss) on investments	(551,682)	1,383,549	44,190	95,447	8,198	(3,939)	30,606	135,230
Reinvested capital gains	582,281	274,737	2,718	19,037	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	667,563	1,962,706	66,477	149,033	9,888	13,956	81,302	162,747

Equity transactions:
Purchase payments received from contract owners (note 3)	392,960	1,028,433	121,357	356,540	10,241	163,678	327,089	492,565
Transfers between funds	(160,814)	257,127	10,994	(19,412)	(9,777)	1,635	(41,571)	25,790
Redemptions (note 3)	(701,256)	(742,068)	(32,410)	(55,011)	(24,919)	(14,958)	(67,422)	(39,900)
Annuity benefits	(624)	(148)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(15,357)	(18,158)	(875)	(600)	(417)	–	(2,883)	(1,039)
Adjustments to maintain reserves	1,403	5,237	38	54	(6)	70	106	242

Net equity transactions	(483,688)	530,423	99,104	281,571	(24,878)	150,425	215,319	477,658

Net change in contract owners’ equity	183,875	2,493,129	165,581	430,604	(14,990)	164,381	296,621	640,405
Contract owners’ equity beginning of period	13,310,099	10,816,970	938,233	507,629	424,838	260,457	1,983,446	1,343,041

Contract owners’ equity end of period	$13,493,974	13,310,099	1,103,814	938,233	409,848	424,838	2,280,067	1,983,446

CHANGES IN UNITS:
Beginning units	898,836	859,724	70,029	45,605	43,895	29,343	174,082	129,158

Units purchased	119,329	204,836	13,160	34,623	1,026	27,015	35,205	51,463
Units redeemed	(152,948)	(165,724)	(5,060)	(10,199)	(3,825)	(12,463)	(12,969)	(6,539)

Ending units	865,217	898,836	78,129	70,029	41,096	43,895	196,318	174,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryStklxS		FedAmLeadS		FedCapApS		FedHiIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,727	10,961	675	(533)	(11,946)	(21,913)	831,608	701,916
Realized gain (loss) on investments	168,119	108,404	95,818	35,465	99,370	39,523	345,416	234,873
Change in unrealized gain (loss) on investments	(11,472)	233,406	(3,708)	159,483	(79,066)	131,965	(1,067,000)	131,581
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	161,374	352,771	92,785	194,415	8,358	149,575	110,024	1,068,370

Equity transactions:
Purchase payments received from contract owners (note 3)	459,337	2,174,665	77,808	381,197	50,636	338,040	319,975	1,309,633
Transfers between funds	(139,643)	607,497	50,915	137,331	(120,826)	158,272	(478,943)	603,108
Redemptions (note 3)	(370,639)	(253,855)	(179,741)	(111,135)	(229,418)	(151,498)	(1,399,446)	(939,709)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,546)	(5,669)	(7,740)	(1,730)	(10,136)	(3,472)	(28,722)	(22,953)
Adjustments to maintain reserves	128	432	37	245	30	513	331	2,157

Net equity transactions	(63,363)	2,523,070	(58,721)	405,908	(309,714)	341,855	(1,586,805)	952,236

Net change in contract owners’ equity	98,011	2,875,841	34,064	600,323	(301,356)	491,430	(1,476,781)	2,020,606
Contract owners’ equity beginning of period	4,817,048	1,941,207	2,663,199	2,062,876	2,800,440	2,309,010	13,837,890	11,817,284

Contract owners’ equity end of period	$4,915,059	4,817,048	2,697,263	2,663,199	2,499,084	2,800,440	12,361,109	13,837,890

CHANGES IN UNITS:
Beginning units	363,953	159,827	242,829	203,311	266,015	231,866	1,065,920	989,694

Units purchased	133,653	343,696	24,606	54,463	8,063	59,289	273,004	342,942
Units redeemed	(137,431)	(139,570)	(29,832)	(14,945)	(37,693)	(25,140)	(394,417)	(266,716)

Ending units	360,175	363,953	237,603	242,829	236,385	266,015	944,507	1,065,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedIntEq		FedMidCpGr2		FedQualBd		FedQualBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,035)	(1,972)	(8,367)	(6,443)	86,746	79,530	358,225	422,246
Realized gain (loss) on investments	7,490	5,857	22,523	5,053	(18,982)	(2,578)	(115,445)	(45,347)
Change in unrealized gain (loss) on investments	7,949	17,890	67,655	85,600	(85,372)	(25,250)	(392,159)	(230,692)
Reinvested capital gains	–	–	–	–	21,492	25,388	101,399	143,313

Net increase (decrease) in contract owners’ equity resulting from operations	13,404	21,775	81,811	84,210	3,884	77,090	(47,980)	289,520

Equity transactions:
Purchase payments received from contract owners (note 3)	–	55,038	10,295	238,237	115,314	946,367	359,341	2,436,797
Transfers between funds	(18,489)	(14,743)	(3,103)	25,063	28,726	212,549	(251,201)	(605,588)
Redemptions (note 3)	(6,453)	(3,500)	(28,299)	(8,424)	(203,343)	(358,969)	(1,435,080)	(1,042,847)
Annuity benefits	–	–	–	–	–	–	(535)	(136)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(223)	(282)	(6)	(4,948)	(10,620)	(34,423)	(27,000)
Adjustments to maintain reserves	(16)	5	13	40	(64)	67	(47)	670

Net equity transactions	(24,958)	36,577	(21,376)	254,910	(64,315)	789,394	(1,361,945)	761,896

Net change in contract owners’ equity	(11,554)	58,352	60,435	339,120	(60,431)	866,484	(1,409,925)	1,051,416
Contract owners’ equity beginning of period	205,713	147,361	726,618	387,498	3,406,732	2,540,248	16,166,987	15,115,571

Contract owners’ equity end of period	$194,159	205,713	787,053	726,618	3,346,301	3,406,732	14,757,062	16,166,987

CHANGES IN UNITS:
Beginning units	18,034	14,585	56,524	34,404	301,028	229,888	1,438,086	1,371,824

Units purchased	–	5,235	2,794	23,273	27,506	120,171	155,441	452,263
Units redeemed	(2,259)	(1,786)	(4,367)	(1,153)	(33,446)	(49,031)	(277,496)	(386,001)

Ending units	15,775	18,034	54,951	56,524	295,088	301,028	1,316,031	1,438,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPEIS		FidVIPEIS2		FidVIPGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$148,581	107,004	218,483	166,995	85,708	22,534	(315,989)	(571,046)
Realized gain (loss) on investments	533,846	(965,277)	613,355	(321,873)	593,503	(392)	(9,032,211)	(10,009,836)
Change in unrealized gain (loss) on investments	(687,156)	5,063,430	(597,189)	3,721,210	(510,291)	4,368,617	10,563,863	11,119,633
Reinvested capital gains	1,614,992	188,624	1,355,258	137,596	1,819,525	167,733	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,610,263	4,393,781	1,589,907	3,703,928	1,988,445	4,558,492	1,215,663	538,751

Equity transactions:
Purchase payments received from contract owners (note 3)	512,538	838,657	507,693	1,337,110	1,274,955	5,516,746	597,100	917,381
Transfers between funds	1,137,548	1,747,390	(292,400)	755,879	(1,693,521)	1,319,509	(3,716,210)	(2,526,406)
Redemptions (note 3)	(11,752,230)	(10,544,922)	(6,473,706)	(3,847,525)	(4,194,989)	(3,029,831)	(10,103,354)	(11,845,276)
Annuity benefits	(9,396)	(9,155)	(1,158)	(281)	–	–	(40,908)	(44,957)
Annual contract maintenance charges (note 2)	(6,513)	(7,061)	–	–	–	–	(7,983)	(9,664)
Contingent deferred sales charges (note 2)	(19,010)	(30,119)	(49,667)	(65,254)	(88,188)	(70,938)	(26,933)	(55,890)
Adjustments to maintain reserves	47	2,188	805	1,262	5,573	18,316	22,517	31,141

Net equity transactions	(10,137,016)	(8,003,022)	(6,308,433)	(1,818,809)	(4,696,170)	3,753,802	(13,275,771)	(13,533,671)

Net change in contract owners’ equity	(8,526,753)	(3,609,241)	(4,718,526)	1,885,119	(2,707,725)	8,312,294	(12,060,108)	(12,994,920)
Contract owners’ equity beginning of period	46,999,584	50,608,825	39,086,115	37,200,996	52,594,896	44,282,602	45,327,377	58,322,297

Contract owners’ equity end of period	$38,472,831	46,999,584	34,367,589	39,086,115	49,887,171	52,594,896	33,267,269	45,327,377

CHANGES IN UNITS:
Beginning units	2,896,630	3,424,309	2,974,661	3,113,981	4,658,436	4,300,709	3,223,167	4,218,568

Units purchased	273,351	397,763	193,440	343,186	637,870	881,442	143,716	289,207
Units redeemed	(901,003)	(925,442)	(657,855)	(482,506)	(1,060,997)	(523,715)	(1,096,018)	(1,284,608)

Ending units	2,268,978	2,896,630	2,510,246	2,974,661	4,235,309	4,658,436	2,270,865	3,223,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPGrS2		FidVIPHI		FidVIPHIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(235,230)	(394,855)	(319,308)	(413,787)	4,578,570	2,895,384	2,644,918	1,667,592
Realized gain (loss) on investments	(6,018,246)	(5,621,637)	(118,328)	(1,221,137)	2,934,402	3,186,581	(2,212,628)	(2,987,547)
Change in unrealized gain (loss) on investments	7,853,157	6,896,242	1,668,397	2,105,803	(7,174,316)	(3,135,682)	(200,165)	3,121,143
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,599,681	879,750	1,230,761	470,879	338,656	2,946,283	232,125	1,801,188

Equity transactions:
Purchase payments received from contract owners (note 3)	254,956	339,055	561,927	1,768,381	353,928	435,410	92,344	197,464
Transfers between funds	(2,909,222)	(2,755,064)	(1,098,055)	(1,165,121)	(1,754,513)	(909,775)	(1,847,034)	(583,907)
Redemptions (note 3)	(6,658,915)	(3,969,746)	(3,995,897)	(3,001,436)	(8,762,806)	(9,358,068)	(3,768,073)	(2,918,127)
Annuity benefits	–	(805)	–	–	(8,992)	(14,695)	(1,144)	(1,153)
Annual contract maintenance charges (note 2)	–	–	–	–	(4,616)	(5,442)	–	–
Contingent deferred sales charges (note 2)	(67,482)	(65,182)	(94,289)	(85,844)	(7,037)	(19,674)	(26,278)	(42,062)
Adjustments to maintain reserves	(200)	2,590	549	9,674	421	8,292	626	1,755

Net equity transactions	(9,380,863)	(6,449,152)	(4,625,765)	(2,474,346)	(10,183,615)	(9,863,952)	(5,549,559)	(3,346,030)

Net change in contract owners’ equity	(7,781,182)	(5,569,402)	(3,395,004)	(2,003,467)	(9,844,959)	(6,917,669)	(5,317,434)	(1,544,842)
Contract owners’ equity beginning of period	45,077,084	50,646,486	35,419,888	37,423,355	39,548,593	46,466,262	22,364,172	23,909,014

Contract owners’ equity end of period	$37,295,902	45,077,084	32,024,884	35,419,888	29,703,634	39,548,593	17,046,738	22,364,172

CHANGES IN UNITS:
Beginning units	3,820,516	4,386,812	5,106,094	5,503,924	3,630,254	4,594,500	2,423,282	2,810,258

Units purchased	39,918	123,151	637,643	750,592	884,090	1,110,208	81,871	198,193
Units redeemed	(836,291)	(689,447)	(1,316,131)	(1,148,422)	(1,826,712)	(2,074,454)	(685,907)	(585,169)

Ending units	3,024,143	3,820,516	4,427,606	5,106,094	2,687,632	3,630,254	1,819,246	2,423,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPHIS2		FidVIPMMkt		FidVIPOv		FidVIPOvS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,689,548	1,391,787	626,786	(42,016)	(204,858)	(53,379)	(45,585)	19,986
Realized gain (loss) on investments	321,587	(565,437)	–	–	(1,119,434)	(4,525,108)	320,969	(365,926)
Change in unrealized gain (loss) on investments	(2,842,946)	778,319	–	–	5,772,176	7,953,977	1,466,840	1,680,337
Reinvested capital gains	–	–	–	–	156,980	–	62,061	–

Net increase (decrease) in contract owners’ equity resulting from operations	168,189	1,604,669	626,786	(42,016)	4,604,864	3,375,490	1,804,285	1,334,397

Equity transactions:
Purchase payments received from contract owners (note 3)	460,265	1,320,961	1,205,923	1,602,345	341,990	568,223	–	104,094
Transfers between funds	(1,121,136)	(434,949)	9,784,206	998,046	420,229	1,771,104	(827,634)	(1,617,711)
Redemptions (note 3)	(2,006,372)	(1,384,423)	(17,423,886)	(18,146,176)	(6,552,056)	(8,125,055)	(1,641,237)	(1,310,184)
Annuity benefits	–	–	(82,117)	(14,928)	(934)	(7,476)	–	(1,060)
Annual contract maintenance charges (note 2)	–	–	(2,516)	(3,743)	(5,027)	(5,522)	–	–
Contingent deferred sales charges (note 2)	(50,206)	(29,314)	(79,558)	(119,565)	(12,081)	(18,280)	(15,081)	(23,492)
Adjustments to maintain reserves	1,362	6,014	3,333	5,548	(94)	6,100	271	2,077

Net equity transactions	(2,716,087)	(521,711)	(6,594,615)	(15,678,473)	(5,807,973)	(5,810,906)	(2,483,681)	(2,846,276)

Net change in contract owners’ equity	(2,547,898)	1,082,958	(5,967,829)	(15,720,489)	(1,203,109)	(2,435,416)	(679,396)	(1,511,879)
Contract owners’ equity beginning of period	21,685,188	20,602,230	38,382,444	54,102,933	31,359,999	33,795,415	12,340,609	13,852,488

Contract owners’ equity end of period	$19,137,290	21,685,188	32,414,615	38,382,444	30,156,890	31,359,999	11,661,213	12,340,609

CHANGES IN UNITS:
Beginning units	2,341,459	2,404,278	3,218,350	4,532,670	2,254,225	2,717,889	1,061,644	1,338,806

Units purchased	333,865	467,819	2,258,193	2,304,590	222,141	348,305	–	39,456
Units redeemed	(631,888)	(530,638)	(2,841,198)	(3,618,910)	(628,620)	(811,969)	(209,175)	(316,618)

Ending units	2,043,436	2,341,459	2,635,345	3,218,350	1,847,746	2,254,225	852,469	1,061,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvS2		FidVIPOvS2R		FidVIPOvSR		FidVIPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(61,689)	(16,783)	(25,298)	(11,017)	(5,487)	(5,062)	(4,806)	667
Realized gain (loss) on investments	449,608	449,641	80,214	(1,789)	65,312	623	85,636	48,555
Change in unrealized gain (loss) on investments	936,539	507,224	564,125	283,154	143,458	150,247	(38,027)	23,959
Reinvested capital gains	47,626	–	13,717	–	6,409	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,084	940,082	632,758	270,348	209,692	145,808	42,803	73,181

Equity transactions:
Purchase payments received from contract owners (note 3)	–	285,688	353,079	188,668	98,376	105,990	–	15,402
Transfers between funds	(470,615)	(1,074,399)	1,234,353	2,030,536	131,180	948,815	114,154	171,084
Redemptions (note 3)	(1,031,154)	(813,522)	(228,059)	(63,404)	(250,975)	(78,755)	(170,337)	(42,392)
Annuity benefits	–	–	–	–	(482)	(112)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,605)	(30,571)	(5,224)	(1,417)	(2,857)	(791)	(1,360)	(401)
Adjustments to maintain reserves	1,867	4,424	567	171	281	(79)	(4)	(20)

Net equity transactions	(1,527,507)	(1,628,380)	1,354,716	2,154,554	(24,477)	975,068	(57,547)	143,673

Net change in contract owners’ equity	(155,423)	(688,298)	1,987,474	2,424,902	185,215	1,120,876	(14,744)	216,854
Contract owners’ equity beginning of period	9,328,152	10,016,450	2,424,902	–	1,120,876	–	861,783	644,929

Contract owners’ equity end of period	$9,172,729	9,328,152	4,412,376	2,424,902	1,306,091	1,120,876	847,039	861,783

CHANGES IN UNITS:
Beginning units	1,049,600	1,264,290	197,038	–	100,201	–	75,284	61,973

Units purchased	–	134,498	163,573	213,297	43,426	111,163	19,013	30,931
Units redeemed	(163,377)	(349,188)	(56,633)	(16,259)	(45,054)	(10,962)	(23,859)	(17,620)

Ending units	886,223	1,049,600	303,978	197,038	98,573	100,201	70,438	75,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPVal2		FidVIPAMGr		FidVIPAMGrS		FidVIPAMGrS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(14,314)	(5,541)	63,135	60,906	55,897	59,641	26,913	30,673
Realized gain (loss) on investments	51,791	28,146	(598,314)	(525,220)	(272,146)	(317,267)	(47,737)	(113,446)
Change in unrealized gain (loss) on investments	23,383	114,652	609,637	720,692	300,512	454,286	60,024	206,525
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	60,860	137,257	74,458	256,378	84,263	196,660	39,200	123,752

Equity transactions:
Purchase payments received from contract owners (note 3)	10,678	13,048	120,179	161,509	7,821	45,358	6,871	36,475
Transfers between funds	(104,282)	32,587	(429,909)	202,260	(182,858)	(166,725)	(436,993)	20
Redemptions (note 3)	(115,669)	(125,340)	(1,459,240)	(1,404,144)	(652,013)	(547,742)	(387,400)	(474,489)
Annuity benefits	–	–	–	(2,717)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,008)	(1,100)	–	–	–	–
Contingent deferred sales charges (note 2)	(2,185)	(4,708)	(1,809)	(5,229)	(8,223)	(8,358)	(8,622)	(9,534)
Adjustments to maintain reserves	156	624	(80)	217	(98)	81	65	1,143

Net equity transactions	(211,302)	(83,789)	(1,771,867)	(1,049,204)	(835,371)	(677,386)	(826,079)	(446,385)

Net change in contract owners’ equity	(150,442)	53,468	(1,697,409)	(792,826)	(751,108)	(480,726)	(786,879)	(322,633)
Contract owners’ equity beginning of period	1,626,826	1,573,358	5,868,849	6,661,675	4,297,283	4,778,009	3,122,330	3,444,963

Contract owners’ equity end of period	$1,476,384	1,626,826	4,171,440	5,868,849	3,546,175	4,297,283	2,335,451	3,122,330

CHANGES IN UNITS:
Beginning units	144,568	153,119	450,386	533,547	396,705	461,854	358,223	411,988

Units purchased	3,643	12,723	14,433	33,888	5,335	12,899	944	18,959
Units redeemed	(22,602)	(21,274)	(151,598)	(117,049)	(83,698)	(78,048)	(96,477)	(72,724)

Ending units	125,609	144,568	313,221	450,386	318,342	396,705	262,690	358,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPAM		FidVIPAMS		FidVIPAMS2		FidVIPCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$117,622	140,216	110,705	132,682	63,052	66,225	(709,461)	(702,916)
Realized gain (loss) on investments	(229,001)	(490,836)	(276,307)	(356,411)	(12,578)	(63,952)	240,549	(731,916)
Change in unrealized gain (loss) on investments	245,999	697,116	318,862	511,921	47,254	183,868	9,652,927	10,020,079
Reinvested capital gains	2,824	–	2,341	–	1,669	–	12,449	–

Net increase (decrease) in contract owners’ equity resulting from operations	137,444	346,496	155,601	288,192	99,397	186,141	9,196,464	8,585,247

Equity transactions:
Purchase payments received from contract owners (note 3)	118,212	137,775	17,469	99,933	47,233	11,190	768,783	1,267,938
Transfers between funds	(68,759)	193,159	(340,411)	(434,438)	(133,893)	(261,695)	3,791,966	2,936,291
Redemptions (note 3)	(2,938,883)	(2,416,880)	(1,301,938)	(683,963)	(734,472)	(203,451)	(15,785,372)	(14,874,422)
Annuity benefits	–	(2,413)	–	(1,173)	–	–	–	(17,674)
Annual contract maintenance charges (note 2)	(1,121)	(1,188)	–	–	–	–	(11,555)	(12,043)
Contingent deferred sales charges (note 2)	(2,522)	(12,179)	(14,081)	(8,002)	(17,260)	(5,091)	(32,115)	(52,789)
Adjustments to maintain reserves	(235)	(600)	(102)	1,536	134	1,032	525	13,337

Net equity transactions	(2,893,308)	(2,102,326)	(1,639,063)	(1,026,107)	(838,258)	(458,015)	(11,267,768)	(10,739,362)

Net change in contract owners’ equity	(2,755,864)	(1,755,830)	(1,483,462)	(737,915)	(738,861)	(271,874)	(2,071,304)	(2,154,115)
Contract owners’ equity beginning of period	8,633,926	10,389,756	7,157,568	7,895,483	4,955,687	5,227,561	67,339,563	69,493,678

Contract owners’ equity end of period	$5,878,062	8,633,926	5,674,106	7,157,568	4,216,826	4,955,687	65,268,259	67,339,563

CHANGES IN UNITS:
Beginning units	615,773	770,719	595,788	685,066	499,428	546,660	3,579,619	4,203,351

Units purchased	36,177	66,217	5,796	34,901	5,430	8,145	382,314	459,492
Units redeemed	(243,553)	(221,163)	(144,425)	(124,179)	(89,817)	(55,377)	(951,477)	(1,083,224)

Ending units	408,397	615,773	457,159	595,788	415,041	499,428	3,010,456	3,579,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPConS2		FidVIPI500		FidVIPIGBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(387,562)	(353,261)	(643,690)	(517,664)	581,192	122,122	1,684,909	2,517,605
Realized gain (loss) on investments	219,513	(204,893)	1,473,015	71,901	(4,429,495)	(4,760,135)	(694,734)	380,001
Change in unrealized gain (loss) on investments	7,249,171	6,857,435	6,855,187	6,551,231	6,452,695	12,914,214	(1,895,914)	(3,080,859)
Reinvested capital gains	9,225	–	9,848	–	–	–	1,481,413	2,496,077

Net increase (decrease) in contract owners’ equity resulting from operations	7,090,347	6,299,281	7,694,360	6,105,468	2,604,392	8,276,201	575,674	2,312,824

Equity transactions:
Purchase payments received from contract owners (note 3)	345,465	1,150,156	2,112,602	7,067,693	1,082,704	1,679,259	648,388	797,978
Transfers between funds	718,661	(120,000)	1,119,843	1,964,407	(3,508,845)	(1,059,877)	(102,433)	(5,927,915)
Redemptions (note 3)	(7,312,034)	(4,328,955)	(4,376,569)	(3,621,649)	(17,480,999)	(14,093,185)	(13,836,227)	(14,899,889)
Annuity benefits	–	(1,244)	–	–	–	(1,795)	(7,284)	(15,958)
Annual contract maintenance charges (note 2)	–	–	–	–	(6,973)	(7,811)	(3,457)	(4,100)
Contingent deferred sales charges (note 2)	(81,495)	(75,867)	(102,805)	(87,311)	(153,817)	(154,279)	(78,608)	(95,975)
Adjustments to maintain reserves	942	3,748	14,291	18,636	1,727	10,337	1,997	9,895

Net equity transactions	(6,328,461)	(3,372,162)	(1,232,638)	5,341,776	(20,066,203)	(13,627,351)	(13,377,624)	(20,135,964)

Net change in contract owners’ equity	761,886	2,927,119	6,461,722	11,447,244	(17,461,811)	(5,351,150)	(12,801,950)	(17,823,140)
Contract owners’ equity beginning of period	49,704,454	46,777,335	52,031,404	40,584,160	94,671,894	100,023,044	69,247,879	87,071,019

Contract owners’ equity end of period	$50,466,340	49,704,454	58,493,126	52,031,404	77,210,083	94,671,894	56,445,929	69,247,879

CHANGES IN UNITS:
Beginning units	3,159,087	3,374,699	4,843,433	4,294,206	7,217,333	8,294,373	4,666,693	6,033,702

Units purchased	258,757	261,044	696,562	1,141,180	260,994	537,635	311,783	352,484
Units redeemed	(638,949)	(476,656)	(812,073)	(591,953)	(1,759,046)	(1,614,675)	(1,201,502)	(1,719,493)

Ending units	2,778,895	3,159,087	4,727,922	4,843,433	5,719,281	7,217,333	3,776,974	4,666,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPAgGrS		FidVIPAgGrS2		_ FidVIPBal		FidVIPBalS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,042)	(1,834)	(41,636)	(40,848)	603,295	399,854	261,683	187,358
Realized gain (loss) on investments	33,423	6,188	272,255	219,446	(175,014)	(120,031)	(370,541)	(328,523)
Change in unrealized gain (loss) on investments	(16,484)	11,350	(135,128)	58,133	1,051,664	1,622,373	719,774	883,879
Reinvested capital gains	5,194	–	89,531	–	32,592	–	11,880	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,091	15,704	185,022	236,731	1,512,537	1,902,196	622,796	742,714

Equity transactions:
Purchase payments received from contract owners (note 3)	26,192	9,024	51,403	383,413	375,499	645,680	74,608	191,519
Transfers between funds	(6,331)	(59,117)	(200,641)	115,896	(360,541)	(93,427)	(557,127)	(447,560)
Redemptions (note 3)	(33,937)	(14,270)	(167,089)	(224,834)	(10,891,261)	(12,180,231)	(2,902,601)	(1,864,927)
Annuity benefits	–	–	–	–	(12,875)	(24,326)	–	(821)
Annual contract maintenance charges (note 2)	–	–	–	–	(7,263)	(8,483)	–	–
Contingent deferred sales charges (note 2)	(45)	–	(3,987)	(4,716)	(6,704)	(16,559)	(27,564)	(34,295)
Adjustments to maintain reserves	50	(21)	77	945	473	10,493	(105)	1,253

Net equity transactions	(14,071)	(64,384)	(320,237)	270,704	(10,902,672)	(11,666,853)	(3,412,789)	(2,154,831)

Net change in contract owners’ equity	6,020	(48,680)	(135,215)	507,435	(9,390,135)	(9,764,657)	(2,789,993)	(1,412,117)
Contract owners’ equity beginning of period	175,311	223,991	3,209,635	2,702,200	47,994,864	57,759,521	17,485,819	18,897,936

Contract owners’ equity end of period	$181,331	175,311	3,074,420	3,209,635	38,604,729	47,994,864	14,695,826	17,485,819

CHANGES IN UNITS:
Beginning units	18,556	25,870	349,870	319,322	2,753,646	3,444,593	1,481,618	1,671,579

Units purchased	13,443	22,393	90,018	153,399	64,426	110,076	24,463	62,025
Units redeemed	(14,048)	(29,707)	(124,508)	(122,851)	(696,317)	(801,023)	(314,457)	(251,986)

Ending units	17,951	18,556	315,380	349,870	2,121,755	2,753,646	1,191,624	1,481,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPBalS2		FidVIPDyCapS		FidVIPDyCapS2		FidVIPGrIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$107,580	59,054	(5,213)	(5,146)	(48,674)	(49,712)	64,889	(132,162)
Realized gain (loss) on investments	62,438	(84,195)	19,213	19,903	185,522	21,849	(1,538,177)	(1,941,153)
Change in unrealized gain (loss) on investments	157,422	373,317	87,184	(20,731)	504,875	(160)	2,572,718	3,152,764
Reinvested capital gains	6,625	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	334,065	348,176	101,184	(5,974)	641,723	(28,023)	1,099,430	1,079,449

Equity transactions:
Purchase payments received from contract owners (note 3)	18,545	131,524	309	9,845	21,733	282,317	378,565	393,213
Transfers between funds	(319,992)	(333,563)	179,793	(158,120)	250,727	(261,024)	(1,193,940)	(634,291)
Redemptions (note 3)	(1,135,353)	(925,989)	(80,698)	(55,540)	(301,560)	(213,946)	(7,457,559)	(6,888,221)
Annuity benefits	–	–	–	–	–	–	(30)	(7,906)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,921)	(4,903)
Contingent deferred sales charges (note 2)	(23,250)	(15,828)	(382)	(1,132)	(6,958)	(2,944)	(12,877)	(28,206)
Adjustments to maintain reserves	472	2,189	(15)	(9)	658	659	(527)	7,773

Net equity transactions	(1,459,578)	(1,141,667)	99,007	(204,956)	(35,400)	(194,938)	(8,290,289)	(7,162,541)

Net change in contract owners’ equity	(1,125,513)	(793,491)	200,191	(210,930)	606,323	(222,961)	(7,190,859)	(6,083,092)
Contract owners’ equity beginning of period	9,687,488	10,480,979	476,398	687,328	3,665,367	3,888,328	26,367,902	32,450,994

Contract owners’ equity end of period	$8,561,975	9,687,488	676,589	476,398	4,271,690	3,665,367	19,177,043	26,367,902

CHANGES IN UNITS:
Beginning units	986,170	1,107,853	67,631	97,835	538,971	571,779	1,747,812	2,241,345

Units purchased	7,986	22,346	29,649	9,033	99,830	66,171	47,964	95,977
Units redeemed	(156,976)	(144,029)	(17,059)	(39,237)	(110,544)	(98,979)	(600,217)	(589,510)

Ending units	837,180	986,170	80,221	67,631	528,257	538,971	1,195,559	1,747,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrInS		FidVIPGrInS2		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$161,156	(57,434)	14,341	(97,002)	(429,999)	(1,070,034)	(40,431)	(188,362)
Realized gain (loss) on investments	(1,449,242)	(1,462,803)	(101,985)	(372,784)	(6,323,474)	(9,026,945)	(3,258,377)	(3,162,321)
Change in unrealized gain (loss) on investments	2,998,056	3,012,882	1,068,958	1,227,443	13,654,909	16,630,642	5,628,955	5,396,271
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,709,970	1,492,645	981,314	757,657	6,901,436	6,533,663	2,330,147	2,045,588

Equity transactions:
Purchase payments received from contract owners (note 3)	240,977	239,356	336,605	1,134,567	1,067,893	1,415,739	149,848	225,367
Transfers between funds	(2,061,592)	(1,191,848)	(667,448)	(1,003,580)	(4,192,581)	(4,412,597)	(1,736,144)	(1,924,876)
Redemptions (note 3)	(5,238,594)	(3,793,719)	(2,318,430)	(1,379,253)	(25,769,966)	(30,774,959)	(5,528,450)	(3,800,080)
Annuity benefits	–	(1,086)	–	–	(15,267)	(20,415)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(29,371)	(34,435)	–	–
Contingent deferred sales charges (note 2)	(54,862)	(69,928)	(52,965)	(30,197)	(31,697)	(66,367)	(54,627)	(66,212)
Adjustments to maintain reserves	(73)	2,242	1,286	4,721	1,844	14,672	29	1,138

Net equity transactions	(7,114,144)	(4,814,983)	(2,700,952)	(1,273,742)	(28,969,145)	(33,878,362)	(7,169,344)	(5,564,663)

Net change in contract owners’ equity	(5,404,174)	(3,322,338)	(1,719,638)	(516,085)	(22,067,709)	(27,344,699)	(4,839,197)	(3,519,075)
Contract owners’ equity beginning of period	33,386,094	36,708,432	19,069,976	19,586,061	122,102,700	149,447,399	36,206,313	39,725,388

Contract owners’ equity end of period	$27,981,920	33,386,094	17,350,338	19,069,976	100,034,991	122,102,700	31,367,116	36,206,313

CHANGES IN UNITS:
Beginning units	2,762,401	3,186,392	2,109,708	2,256,250	6,993,903	9,018,711	4,052,469	4,718,108

Units purchased	35,031	72,356	58,005	180,969	102,916	133,143	28,247	54,166
Units redeemed	(622,972)	(496,347)	(358,023)	(327,511)	(1,766,106)	(2,157,951)	(820,213)	(719,805)

Ending units	2,174,460	2,762,401	1,809,690	2,109,708	5,330,713	6,993,903	3,260,503	4,052,469

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOpS2		FidVIPMCap		FidVIPMCapS		FidVIPMCapS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(33,743)	(64,698)	(61,410)	(47,993)	(240,927)	(220,506)	(789,196)	(653,330)
Realized gain (loss) on investments	(181,401)	(255,018)	291,639	124,869	2,174,719	914,794	2,689,243	864,956
Change in unrealized gain (loss) on investments	635,630	707,143	452,431	728,387	1,381,892	3,989,401	6,359,187	10,584,029
Reinvested capital gains	–	–	76,781	–	408,006	–	990,060	–

Net increase (decrease) in contract owners’ equity resulting from operations	420,486	387,427	759,441	805,263	3,723,690	4,683,689	9,249,294	10,795,655

Equity transactions:
Purchase payments received from contract owners (note 3)	25,825	45,092	259,734	194,916	158,225	197,011	1,468,067	5,813,017
Transfers between funds	(523,837)	(425,772)	275,329	669,521	294,896	756,961	1,141,047	1,367,377
Redemptions (note 3)	(1,122,988)	(482,598)	(592,728)	(448,010)	(3,524,275)	(2,711,968)	(5,282,043)	(4,140,165)
Annuity benefits	–	–	–	–	(682)	(153)	–	–
Annual contract maintenance charges (note 2)	–	–	(4,858)	(4,224)	–	–	–	–
Contingent deferred sales charges (note 2)	(19,797)	(12,798)	(3,877)	(3,420)	(38,329)	(51,331)	(123,832)	(109,120)
Adjustments to maintain reserves	698	2,245	(45)	169	1,626	1,901	24,531	32,208

Net equity transactions	(1,640,099)	(873,831)	(66,445)	408,952	(3,108,539)	(1,807,579)	(2,772,230)	2,963,317

Net change in contract owners’ equity	(1,219,613)	(486,404)	692,996	1,214,215	615,151	2,876,110	6,477,064	13,758,972
Contract owners’ equity beginning of period	7,337,439	7,823,843	4,511,984	3,297,769	24,370,415	21,494,305	58,193,494	44,434,522

Contract owners’ equity end of period	$6,117,826	7,337,439	5,204,980	4,511,984	24,985,566	24,370,415	64,670,558	58,193,494

CHANGES IN UNITS:
Beginning units	1,008,606	1,135,191	163,205	147,072	872,164	950,947	3,023,221	2,836,613

Units purchased	5,412	21,423	27,230	41,726	105,622	108,666	344,472	663,742
Units redeemed	(230,319)	(148,008)	(29,204)	(25,593)	(213,698)	(187,449)	(472,196)	(477,134)

Ending units	783,699	1,008,606	161,231	163,205	764,088	872,164	2,895,497	3,023,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FidVIPVaIS2		FrVIPRisDiv		FrVIPForSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,090)	(3,749)	(94,701)	(96,089)	(3,129)	(7,011)	834	886
Realized gain (loss) on investments	19,152	7,709	233,586	477,779	41,747	20,644	12,713	25,590
Change in unrealized gain (loss) on investments	(18,634)	41,202	(356,076)	340,153	13,835	155,597	27,988	38,102
Reinvested capital gains	15,223	699	236,576	18,031	14,403	25,942	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,651	45,861	19,385	739,874	66,856	195,172	41,535	64,578

Equity transactions:
Purchase payments received from contract owners (note 3)	59,002	110,469	203,760	1,489,253	118,080	914,406	–	262,875
Transfers between funds	15,792	(1,825)	(1,407,812)	470,916	179,310	176,705	(28,463)	(72,622)
Redemptions (note 3)	(36,995)	(5,784)	(599,276)	(537,537)	(132,303)	(89,812)	(10,130)	(6,917)
Annuity benefits	–	–	(578)	(140)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(639)	(317)	(7,853)	(11,571)	(6,248)	(4,635)	(268)	(311)
Adjustments to maintain reserves	3	(15)	375	1,869	29	190	5	10

Net equity transactions	37,163	102,528	(1,811,384)	1,412,790	158,868	996,854	(38,856)	183,035

Net change in contract owners’ equity	47,814	148,389	(1,791,999)	2,152,664	225,724	1,192,026	2,679	247,613
Contract owners’ equity beginning of period	421,211	272,822	8,647,099	6,494,435	2,332,814	1,140,788	486,910	239,297

Contract owners’ equity end of period	$469,025	421,211	6,855,100	8,647,099	2,558,538	2,332,814	489,589	486,910

CHANGES IN UNITS:
Beginning units	30,201	22,081	660,380	558,223	192,350	103,449	40,951	23,502

Units purchased	6,131	9,646	132,616	518,734	29,046	100,553	–	25,671
Units redeemed	(2,817)	(1,526)	(275,015)	(416,577)	(15,694)	(11,652)	(3,250)	(8,222)

Ending units	33,515	30,201	517,981	660,380	205,702	192,350	37,701	40,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal3		GVITIntVal6		GVITMidCap		GVITMidCap2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$391	286	970	312	(1,185)	(4,078)	(33,825)	(61,769)
Realized gain (loss) on investments	6,202	57	106,613	1,176	20,978	13,812	728,047	279,445
Change in unrealized gain (loss) on investments	9,257	8,945	134,839	110,812	23,350	68,416	(365,319)	533,168
Reinvested capital gains	8,586	–	122,975	–	69,110	22,585	533,366	192,663

Net increase (decrease) in contract owners’ equity resulting from operations	24,436	9,288	365,397	112,300	112,253	100,735	862,269	943,507

Equity transactions:
Purchase payments received from contract owners (note 3)	38,555	64,117	602,581	120,225	108,154	483,834	479,958	1,419,847
Transfers between funds	133,113	17,123	1,987,556	1,154,441	78,708	27,551	162,892	522,637
Redemptions (note 3)	(13,316)	(513)	(301,810)	(16,068)	(40,400)	(38,709)	(605,456)	(374,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(586)	–	(3,367)	(200)	(1,237)	(1,652)	(9,850)	(11,308)
Adjustments to maintain reserves	50	42	440	23	80	126	941	1,463

Net equity transactions	157,816	80,769	2,285,400	1,258,421	145,305	471,150	28,485	1,558,154

Net change in contract owners’ equity	182,252	90,057	2,650,797	1,370,721	257,558	571,885	890,754	2,501,661
Contract owners’ equity beginning of period	90,057	–	1,370,721	–	957,220	385,335	8,389,511	5,887,850

Contract owners’ equity end of period	$272,309	90,057	4,021,518	1,370,721	1,214,778	957,220	9,280,265	8,389,511

CHANGES IN UNITS:
Beginning units	6,001	–	119,239	–	76,130	35,096	703,255	562,754

Units purchased	17,359	6,091	308,442	124,604	15,609	45,544	201,994	289,821
Units redeemed	(4,305)	(90)	(110,727)	(5,365)	(4,466)	(4,510)	(201,283)	(149,320)

Ending units	19,055	6,001	316,954	119,239	87,273	76,130	703,966	703,255

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts2		GVITEmMrkts6		GVITFHiInc3		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(17,542)	(10,024)	(29,154)	3,379	–	–	638,768	1,256,318
Realized gain (loss) on investments	83,258	366,493	306,173	4,163	16	–	(415,980)	(257,417)
Change in unrealized gain (loss) on investments	310,490	(287,157)	37,220	19,844	–	–	259,547	(999,781)
Reinvested capital gains	189,133	170,539	603,155	47,013	–	–	48,515	595,387

Net increase (decrease) in contract owners’ equity resulting from operations	565,339	239,851	917,394	74,399	16	–	530,850	594,507

Equity transactions:
Purchase payments received from contract owners (note 3)	–	207,306	215,750	102,020	4,068	–	771,718	3,669,869
Transfers between funds	(267,237)	244,270	6,664,690	583,033	(4,042)	–	(2,352,148)	(4,144,501)
Redemptions (note 3)	(129,964)	(158,848)	(613,372)	(6,620)	(41)	–	(2,598,075)	(3,383,164)
Annuity benefits	–	–	–	–	–	–	(1,300)	(326)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,276)	(4,256)	(16,627)	(183)	–	–	(68,238)	(124,433)
Adjustments to maintain reserves	612	1,228	2,394	7	(1)	–	1,051	777

Net equity transactions	(397,865)	289,700	6,252,835	678,257	(16)	–	(4,246,992)	(3,981,778)

Net change in contract owners’ equity	167,474	529,551	7,170,229	752,656	–	–	(3,716,142)	(3,387,271)
Contract owners’ equity beginning of period	2,092,732	1,563,181	752,656	–	–	–	28,785,793	32,173,064

Contract owners’ equity end of period	$2,260,206	2,092,732	7,922,885	752,656	–	–	25,069,651	28,785,793

CHANGES IN UNITS:
Beginning units	134,352	119,362	64,091	–	–	–	2,542,383	2,897,500

Units purchased	–	119,745	729,909	68,873	397	–	202,495	508,221
Units redeemed	(23,453)	(104,755)	(278,505)	(4,782)	(397)	–	(572,674)	(863,338)

Ending units	110,899	134,352	515,495	64,091	–	–	2,172,204	2,542,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,358	46,753	505,398	364,801	1,429,260	927,005	428,823	243,019
Realized gain (loss) on investments	993,543	621,418	356,206	374,397	2,693,068	582,290	1,750,330	577,397
Change in unrealized gain (loss) on investments	(287,724)	957,548	(939,487)	96,140	(753,666)	8,248,457	(151,703)	3,948,714
Reinvested capital gains	369,290	386,555	735,372	356,333	2,522,476	709,048	1,220,095	768,735

Net increase (decrease) in contract owners’ equity resulting from operations	1,165,467	2,012,274	657,489	1,191,671	5,891,138	10,466,800	3,247,545	5,537,865

Equity transactions:
Purchase payments received from contract owners (note 3)	723,037	5,760,437	928,836	5,956,568	9,722,815	29,330,233	2,356,849	12,219,597
Transfers between funds	(449,238)	300,374	(1,643,243)	(2,282,393)	798,471	6,008,987	1,293,700	2,799,957
Redemptions (note 3)	(1,545,363)	(1,344,139)	(3,277,198)	(3,187,854)	(10,696,813)	(8,529,330)	(4,934,045)	(3,192,940)
Annuity benefits	–	–	(4,413)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(21,725)	(32,196)	(74,904)	(96,719)	(286,113)	(207,831)	(116,997)	(81,423)
Adjustments to maintain reserves	400	1,647	408	2,525	5,383	14,597	2,639	7,248

Net equity transactions	(1,292,889)	4,686,123	(4,070,514)	392,127	(456,257)	26,616,656	(1,397,854)	11,752,439

Net change in contract owners’ equity	(127,422)	6,698,397	(3,413,025)	1,583,798	5,434,881	37,083,456	1,849,691	17,290,304
Contract owners’ equity beginning of period	19,358,099	12,659,702	36,988,477	35,404,679	145,739,412	108,655,956	59,575,549	42,285,245

Contract owners’ equity end of period	$19,230,677	19,358,099	33,575,452	36,988,477	151,174,293	145,739,412	61,425,240	59,575,549

CHANGES IN UNITS:
Beginning units	1,598,752	1,174,265	3,386,624	3,348,427	12,564,944	10,125,266	5,001,910	3,925,388

Units purchased	169,324	770,414	199,466	897,071	1,547,238	3,912,574	547,857	1,669,146
Units redeemed	(275,598)	(345,927)	(574,290)	(858,874)	(1,573,437)	(1,472,896)	(668,707)	(592,624)

Ending units	1,492,478	1,598,752	3,011,800	3,386,624	12,538,745	12,564,944	4,881,060	5,001,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITMyMkt		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$645,274	463,157	376,071	(118,938)	(46,480)	(43,849)	(6,227)	(5,960)
Realized gain (loss) on investments	1,436,574	559,638	–	–	267,178	121,573	15,376	32,166
Change in unrealized gain (loss) on investments	(1,354,259)	1,464,501	–	–	12,659	353,258	(67,903)	4,579
Reinvested capital gains	900,876	339,812	–	–	–	–	70,435	40,487

Net increase (decrease) in contract owners’ equity resulting from operations	1,628,465	2,827,108	376,071	(118,938)	233,357	430,982	11,681	71,272

Equity transactions:
Purchase payments received from contract owners (note 3)	1,660,265	8,588,636	3,625,924	6,192,198	51,019	230,840	21,130	289,833
Transfers between funds	(2,079,152)	545,365	8,627,678	(2,689,041)	(26,113)	260,548	31,412	(21,816)
Redemptions (note 3)	(3,321,295)	(3,487,587)	(6,183,595)	(5,280,391)	(313,089)	(264,394)	(30,954)	(18,375)
Annuity benefits	–	–	(415)	(105)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(93,867)	(116,491)	(71,860)	(125,680)	(7,343)	(12,177)	(1,155)	(910)
Adjustments to maintain reserves	1,150	4,783	(70)	17	174	431	15	87

Net equity transactions	(3,832,899)	5,534,706	5,997,662	(1,903,002)	(295,352)	215,248	20,448	248,819

Net change in contract owners’ equity	(2,204,434)	8,361,814	6,373,733	(2,021,940)	(61,995)	646,230	32,129	320,091
Contract owners’ equity beginning of period	52,545,545	44,183,731	21,470,128	23,492,068	4,117,381	3,471,151	586,761	266,670

Contract owners’ equity end of period	$50,341,111	52,545,545	27,843,861	21,470,128	4,055,386	4,117,381	618,890	586,761

CHANGES IN UNITS:
Beginning units	4,640,924	4,126,406	2,157,270	2,346,235	388,541	366,267	43,060	23,228

Units purchased	635,894	1,212,958	3,843,729	3,672,190	85,557	95,457	5,636	29,863
Units redeemed	(967,525)	(698,440)	(3,239,626)	(3,861,155)	(114,644)	(73,183)	(3,987)	(10,031)

Ending units	4,309,293	4,640,924	2,761,373	2,157,270	359,454	388,541	44,709	43,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(101,606)	(95,255)	(9,340)	(7,494)	(81,993)	(70,222)	582	1,666
Realized gain (loss) on investments	598,221	637,190	49,155	11,156	418,877	591,882	10,178	18,064
Change in unrealized gain (loss) on investments	(1,263,185)	(81,481)	(56,153)	17,560	(527,278)	(388,027)	(99,951)	4,146
Reinvested capital gains	888,021	575,647	98,370	89,551	877,614	798,312	183,987	30,534

Net increase (decrease) in contract owners’ equity resulting from operations	121,451	1,036,101	82,032	110,773	687,220	931,945	94,796	54,410

Equity transactions:
Purchase payments received from contract owners (note 3)	353,782	742,885	18,795	241,922	362,129	705,208	27,717	127,245
Transfers between funds	(418,699)	756,245	(18,293)	(4,554)	371,287	1,186,245	508,639	207,616
Redemptions (note 3)	(683,649)	(442,718)	(36,133)	(2,506)	(607,492)	(549,620)	(36,254)	(14,933)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,454)	(15,106)	(1,931)	(96)	(6,391)	(15,895)	(369)	(70)
Adjustments to maintain reserves	822	3,749	106	202	867	1,283	14	67

Net equity transactions	(756,198)	1,045,055	(37,456)	234,968	120,400	1,327,221	499,747	319,925

Net change in contract owners’ equity	(634,747)	2,081,156	44,576	345,741	807,620	2,259,166	594,543	374,335
Contract owners’ equity beginning of period	8,216,175	6,135,019	797,491	451,750	6,610,549	4,351,383	524,905	150,570

Contract owners’ equity end of period	$7,581,428	8,216,175	842,067	797,491	7,418,169	6,610,549	1,119,448	524,905

CHANGES IN UNITS:
Beginning units	647,848	559,038	60,409	39,888	481,110	371,625	37,195	12,354

Units purchased	165,404	284,496	7,892	23,242	210,199	311,273	44,212	36,910
Units redeemed	(223,356)	(195,686)	(10,714)	(2,721)	(202,409)	(201,788)	(8,900)	(12,069)

Ending units	589,896	647,848	57,587	60,409	488,900	481,110	72,507	37,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(64,937)	(69,848)	(101,897)	(103,198)	(54,900)	(60,219)	(55,545)	(59,702)
Realized gain (loss) on investments	273,439	97,683	376,044	267,235	220,523	287,989	396,758	270,495
Change in unrealized gain (loss) on investments	(95,547)	363,570	(206,366)	731,083	(38,865)	(31,075)	(124,591)	559,763
Reinvested capital gains	–	–	–	–	–	–	197,798	97,683

Net increase (decrease) in contract owners’ equity resulting from operations	112,955	391,405	67,781	895,120	126,758	196,695	414,420	868,239

Equity transactions:
Purchase payments received from contract owners (note 3)	187,261	1,059,381	338,681	1,185,318	63,173	390,699	478,262	1,147,887
Transfers between funds	(536,847)	215,349	(1,102,147)	222,115	(238,912)	(589,080)	489,329	97,635
Redemptions (note 3)	(366,450)	(373,082)	(510,032)	(397,021)	(271,463)	(244,967)	(775,888)	(461,260)
Annuity benefits	(1,122)	(272)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,255)	(7,726)	(12,743)	(10,246)	(6,646)	(5,605)	(13,746)	(13,254)
Adjustments to maintain reserves	686	474	(105)	1,527	(106)	387	811	1,508

Net equity transactions	(723,727)	894,124	(1,286,346)	1,001,693	(453,954)	(448,566)	178,768	772,516

Net change in contract owners’ equity	(610,772)	1,285,529	(1,218,565)	1,896,813	(327,196)	(251,871)	593,188	1,640,755
Contract owners’ equity beginning of period	5,665,100	4,379,571	8,579,778	6,682,965	4,654,247	4,906,118	7,612,804	5,972,049

Contract owners’ equity end of period	$5,054,328	5,665,100	7,361,213	8,579,778	4,327,051	4,654,247	8,205,992	7,612,804

CHANGES IN UNITS:
Beginning units	581,820	483,758	890,831	782,319	467,317	516,432	638,853	567,227

Units purchased	53,260	193,624	56,624	266,977	41,829	109,330	139,816	195,613
Units redeemed	(129,897)	(95,562)	(194,491)	(158,465)	(90,186)	(158,445)	(123,212)	(123,987)

Ending units	505,183	581,820	752,964	890,831	418,960	467,317	655,457	638,853

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBLgCapGr2		MTBLgCapV2		MTBModGr2		NBAMSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,426)	(10,691)	(8,740)	(197)	100,768	51,421	(4,183)	(32)
Realized gain (loss) on investments	11,583	44,192	37,507	41,766	338,811	199,722	1,536	4
Change in unrealized gain (loss) on investments	(42,261)	47,729	(10,821)	166,256	(2,254,890)	961,815	23,376	460
Reinvested capital gains	72,903	–	244,089	–	2,662,890	178,086	1,037	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,799	81,230	262,035	207,825	847,579	1,391,044	21,766	432

Equity transactions:
Purchase payments received from contract owners (note 3)	74,134	996,630	57,540	1,118,827	834,088	10,342,017	97,741	2,800
Transfers between funds	29,296	(12,193)	16,701	(31,170)	(1,399,937)	(216,230)	191,410	129,223
Redemptions (note 3)	(74,424)	(150,137)	(87,235)	(129,256)	(1,875,998)	(2,132,062)	(9,145)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,874)	(3,965)	(2,441)	(2,055)	(57,955)	(67,321)	(86)	–
Adjustments to maintain reserves	18	159	205	495	545	2,928	35	2

Net equity transactions	27,150	830,494	(15,230)	956,841	(2,499,257)	7,929,332	279,955	132,025

Net change in contract owners’ equity	50,949	911,724	246,805	1,164,666	(1,651,678)	9,320,376	301,721	132,457
Contract owners’ equity beginning of period	2,559,023	1,647,299	2,889,581	1,724,915	32,607,560	23,287,184	132,457	–

Contract owners’ equity end of period	$2,609,972	2,559,023	3,136,386	2,889,581	30,955,882	32,607,560	434,178	132,457

CHANGES IN UNITS:
Beginning units	255,689	171,147	254,337	164,487	2,900,167	2,168,937	10,971	–

Units purchased	12,927	105,511	9,408	106,967	80,352	1,004,580	42,919	10,971
Units redeemed	(10,081)	(20,969)	(10,504)	(17,117)	(302,648)	(273,350)	(19,715)	–

Ending units	258,535	255,689	253,241	254,337	2,677,871	2,900,167	34,175	10,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec4		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(98,474)	(190,872)	(1,729)	(987)	(45,751)	(23,352)	(151)	596
Realized gain (loss) on investments	986,555	510,033	6,266	1,493	310,768	(88)	26,487	42,256
Change in unrealized gain (loss) on investments	(341,078)	562,587	43,395	25,865	952,026	646,511	62,242	53,329
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	547,003	881,748	47,932	26,371	1,217,043	623,071	88,578	96,181

Equity transactions:
Purchase payments received from contract owners (note 3)	808,936	3,864,892	91,343	108,439	671,667	809,620	–	306,455
Transfers between funds	(1,392,192)	(606,934)	135,984	52,758	5,242,634	3,745,151	(31,441)	(37,316)
Redemptions (note 3)	(1,203,470)	(818,339)	(24,485)	(15,639)	(724,176)	(127,366)	(27,456)	(56,821)
Annuity benefits	–	–	–	–	(875)	(201)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,194)	(24,797)	(721)	–	(9,582)	(2,595)	(873)	(2,392)
Adjustments to maintain reserves	350	3,846	37	(10)	2,294	(321)	19	72

Net equity transactions	(1,813,570)	2,418,668	202,158	145,548	5,181,962	4,424,288	(59,751)	209,998

Net change in contract owners’ equity	(1,266,567)	3,300,416	250,090	171,919	6,399,005	5,047,359	28,827	306,179
Contract owners’ equity beginning of period	18,254,140	14,953,724	171,919	–	5,047,359	–	729,261	423,082

Contract owners’ equity end of period	$16,987,573	18,254,140	422,009	171,919	11,446,364	5,047,359	758,088	729,261

CHANGES IN UNITS:
Beginning units	1,746,466	1,504,622	14,284	–	436,362	–	55,720	38,245

Units purchased	244,532	639,618	17,286	15,910	679,436	494,129	–	30,015
Units redeemed	(422,680)	(397,774)	(2,382)	(1,626)	(235,921)	(57,767)	(4,468)	(12,540)

Ending units	1,568,318	1,746,466	29,188	14,284	879,877	436,362	51,252	55,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSecS		OppHighInc		OppMStS		OppMStSCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(31,436)	(183)	101,340	76,211	(18,558)	(103,838)	(8,901)	(7,328)
Realized gain (loss) on investments	500,881	966,599	19,859	15,959	440,794	81,969	23,904	19,947
Change in unrealized gain (loss) on investments	576,844	478,464	(96,246)	43,310	321,487	1,263,434	34,176	106,621
Reinvested capital gains	–	–	–	–	–	–	21,276	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,046,289	1,444,880	24,953	135,480	743,723	1,241,565	70,455	119,240

Equity transactions:
Purchase payments received from contract owners (note 3)	–	871,831	67,479	488,998	624,092	2,896,026	13,745	292,546
Transfers between funds	(1,060,441)	(2,924,605)	15,689	50,534	(630,492)	259,380	8,930	(20,087)
Redemptions (note 3)	(501,018)	(519,804)	(65,406)	(56,490)	(1,036,539)	(813,665)	(35,382)	(31,857)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,271)	(14,361)	(803)	(1,229)	(22,023)	(18,971)	(752)	(982)
Adjustments to maintain reserves	889	3,738	(65)	69	942	3,461	1	56

Net equity transactions	(1,569,841)	(2,583,201)	16,894	481,882	(1,064,020)	2,326,231	(13,458)	239,676

Net change in contract owners’ equity	(523,552)	(1,138,321)	41,847	617,362	(320,297)	3,567,796	56,997	358,916
Contract owners’ equity beginning of period	9,987,023	11,125,344	1,949,978	1,332,616	17,941,496	14,373,700	833,668	474,752

Contract owners’ equity end of period	$9,463,471	9,987,023	1,991,825	1,949,978	17,621,199	17,941,496	890,665	833,668

CHANGES IN UNITS:
Beginning units	764,881	1,001,034	153,260	112,870	1,636,694	1,412,782	59,126	39,780

Units purchased	–	205,976	15,222	52,424	96,288	426,111	2,699	25,721
Units redeemed	(121,767)	(442,129)	(13,819)	(12,034)	(192,977)	(202,199)	(3,736)	(6,375)

Ending units	643,114	764,881	154,663	153,260	1,540,005	1,636,694	58,089	59,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		PVTIntEq		PVTSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$556,244	576,632	2,558	1,500	1,340	(2,865)	(4,725)	(2,863)
Realized gain (loss) on investments	190,866	297,448	21,685	11,201	32,224	50,352	27,121	9,548
Change in unrealized gain (loss) on investments	(520,444)	270,112	12,595	57,771	9,018	7,882	(22,373)	80,640
Reinvested capital gains	–	–	–	–	–	–	28,175	–

Net increase (decrease) in contract owners’ equity resulting from operations	226,666	1,144,192	36,838	70,472	42,582	61,099	28,198	87,325

Equity transactions:
Purchase payments received from contract owners (note 3)	1,086,624	3,312,377	37,820	97,284	14,751	57,280	13,645	28,767
Transfers between funds	2,338,741	563,182	142,499	145,930	(119,653)	95,102	21,730	65,165
Redemptions (note 3)	(1,492,513)	(1,604,300)	(61,335)	(28,875)	(14,495)	(18,161)	(16,479)	(23,876)
Annuity benefits	(907)	(224)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(27,720)	(37,767)	(1,415)	(681)	(147)	(887)	(35)	(1,203)
Adjustments to maintain reserves	1,633	3,048	69	(9)	(46)	45	31	–

Net equity transactions	1,905,858	2,236,316	117,638	213,649	(119,590)	133,379	18,892	68,853

Net change in contract owners’ equity	2,132,524	3,380,508	154,476	284,121	(77,008)	194,478	47,090	156,178
Contract owners’ equity beginning of period	18,451,213	15,070,705	821,625	537,504	526,429	331,951	478,686	322,508

Contract owners’ equity end of period	$20,583,737	18,451,213	976,101	821,625	449,421	526,429	525,776	478,686

CHANGES IN UNITS:
Beginning units	1,419,627	1,241,682	61,063	43,738	44,398	32,137	33,428	28,092

Units purchased	375,046	612,779	17,233	24,374	3,652	34,741	5,200	8,420
Units redeemed	(230,025)	(434,834)	(8,455)	(7,049)	(13,887)	(22,480)	(3,938)	(3,084)

Ending units	1,564,648	1,419,627	69,841	61,063	34,163	44,398	34,690	33,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PVTVoyII		STICapAp		STIIntlEq		STIInvGrBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,666)	(8,709)	(3,740)	(3,020)	98	221	161	81
Realized gain (loss) on investments	44,702	10,406	1,363	3,994	2,481	147	(1)	(1)
Change in unrealized gain (loss) on investments	4,675	34,810	(4,422)	11,308	(1,351)	3,704	(118)	87
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,711	36,507	(6,799)	12,282	1,228	4,072	42	167

Equity transactions:
Purchase payments received from contract owners (note 3)	17,095	194,063	–	165,841	–	19,259	–	6,587
Transfers between funds	(16,811)	58,437	(4,294)	(22,891)	(40)	(71)	–	–
Redemptions (note 3)	(67,753)	(35,134)	(1,964)	(8,910)	(13,728)	(589)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,531)	(561)	–	–	(573)	–	–	–
Adjustments to maintain reserves	(90)	70	(21)	(18)	16	(18)	–	(5)

Net equity transactions	(69,090)	216,875	(6,279)	134,022	(14,325)	18,581	–	6,582

Net change in contract owners’ equity	(25,379)	253,382	(13,078)	146,304	(13,097)	22,653	42	6,749
Contract owners’ equity beginning of period	989,007	735,625	294,980	148,676	23,770	1,117	6,749	–

Contract owners’ equity end of period	$963,628	989,007	281,902	294,980	10,673	23,770	6,791	6,749

CHANGES IN UNITS:
Beginning units	94,158	72,604	23,732	12,594	1,409	78	630	–

Units purchased	15,026	28,683	443	35,932	–	1,373	–	630
Units redeemed	(21,253)	(7,129)	(951)	(24,794)	(843)	(42)	–	–

Ending units	87,931	94,158	23,224	23,732	566	1,409	630	630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	STILgCapRV		STILgCapVal		STIMidCapEq		STISmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(270)	(456)	556	419	(1,813)	(1,037)	(663)	(383)
Realized gain (loss) on investments	1,633	13,919	13,030	6,380	5,819	4,367	621	204
Change in unrealized gain (loss) on investments	3,364	(1,031)	(8,057)	25,812	17,832	19,515	(651)	10,131
Reinvested capital gains	–	–	–	–	–	–	11,485	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,727	12,432	5,529	32,611	21,838	22,845	10,792	9,952

Equity transactions:
Purchase payments received from contract owners (note 3)	–	30,044	–	147,083	–	86,696	10	19,979
Transfers between funds	(1,307)	(50,896)	36,859	(23,112)	(16,309)	(13,513)	(804)	49,431
Redemptions (note 3)	(5,803)	(1,484)	(63,627)	(11,105)	(5,551)	(14,159)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(246)	–	(1,302)	–	(257)	(384)	–	–
Adjustments to maintain reserves	(18)	3	9	(55)	(29)	(6)	13	27

Net equity transactions	(7,374)	(22,333)	(28,061)	112,811	(22,146)	58,634	(781)	69,437

Net change in contract owners’ equity	(2,647)	(9,901)	(22,532)	145,422	(308)	81,479	10,011	79,389
Contract owners’ equity beginning of period	67,120	77,021	289,809	144,387	179,646	98,167	101,799	22,410

Contract owners’ equity end of period	$64,473	67,120	267,277	289,809	179,338	179,646	111,810	101,799

CHANGES IN UNITS:
Beginning units	4,514	5,829	19,347	10,956	11,875	7,474	5,605	1,520

Units purchased	–	2,232	2,464	23,727	–	16,253	6	4,103
Units redeemed	(479)	(3,547)	(4,356)	(15,336)	(1,350)	(11,852)	(49)	(18)

Ending units	4,035	4,514	17,455	19,347	10,525	11,875	5,562	5,605

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKCom2		VKEmGr2		VKCorPlus2		VKUSRealEst2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(70,976)	(101,680)	(76,463)	(83,010)	40,514	25,233	(3,812)	5,990
Realized gain (loss) on investments	1,402,106	512,413	330,967	182,292	210	808	579,352	114,311
Change in unrealized gain (loss) on investments	(1,478,704)	2,294,029	47,266	209,123	(6,499)	(1,139)	(141,002)	551,244
Reinvested capital gains	698,166	–	–	–	13,603	2,104	119,768	38,448

Net increase (decrease) in contract owners’ equity resulting from operations	550,592	2,704,762	301,770	308,405	47,828	27,006	554,306	709,993

Equity transactions:
Purchase payments received from contract owners (note 3)	960,340	3,393,925	139,913	829,811	377,392	337,283	255,150	719,722
Transfers between funds	399,694	1,796,952	(763,098)	(582,702)	822,012	642,664	78,676	1,830,161
Redemptions (note 3)	(1,430,071)	(980,153)	(373,978)	(369,381)	(87,063)	(51,807)	(453,125)	(228,180)
Annuity benefits	(595)	(145)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25,117)	(26,604)	(8,960)	(12,457)	(174)	(1,512)	(6,487)	(7,761)
Adjustments to maintain reserves	1,355	3,313	(127)	280	15	(30)	1,748	1,062

Net equity transactions	(94,394)	4,187,288	(1,006,250)	(134,449)	1,112,182	926,598	(124,038)	2,315,004

Net change in contract owners’ equity	456,198	6,892,050	(704,480)	173,956	1,160,010	953,604	430,268	3,024,997
Contract owners’ equity beginning of period	20,909,744	14,017,694	6,189,617	6,015,661	1,155,479	201,875	3,871,141	846,144

Contract owners’ equity end of period	$21,365,942	20,909,744	5,485,137	6,189,617	2,315,489	1,155,479	4,301,409	3,871,141

CHANGES IN UNITS:
Beginning units	1,737,181	1,350,669	672,641	688,105	110,871	19,930	219,601	64,808

Units purchased	442,214	721,701	47,971	154,573	114,215	98,795	152,139	259,690
Units redeemed	(452,667)	(335,189)	(159,653)	(170,037)	(8,326)	(7,854)	(160,367)	(104,897)

Ending units	1,726,728	1,737,181	560,959	672,641	216,760	110,871	211,373	219,601

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
     AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
     AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
     AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)
     AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
     AIM VIF – International Growth Fund – Series II Shares (AIMIntGr2)
     AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore)
     AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)
     AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)
Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
     Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
     Alliance VPSF – AllianceBernstein International Value Portfolio – Class B (AlIntlValB)
     Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)
         (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)
     Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
         (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
     Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)
Portfolios of the Federated Insurance Series (Federated IS);
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
                               Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)
                               Federated IS – International Equity Fund II (FedIntEq)
                               Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)
                                   (formerly Federated IS – Growth Strategies Fund II)
                               Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
                               Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
     Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
     Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
     Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
     Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
     Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
     Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
     Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
     Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)
     Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2)
     Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt)
     Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
     Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)
     Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)
     Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
     Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
     Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)
     Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
     Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr)
     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)
     Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2)
     Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
     Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)
     Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)
     Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
     Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
     Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
     Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPI500)
     Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity®VIP III);
     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)
     Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2)
     Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal)
     Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)
     Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)
     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class (FidVIPDyCapS)
     Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2 (FidVIPDyCapS2)
     Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)
     Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)
     Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2)
     Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)
     Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2)
     Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap)
     Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
     Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
     Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
     Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
     Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)
     Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
     Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
     Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)
     Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II (GVITMidCap2)
     Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)
     Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
     Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)*
     Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
     Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
     Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
     Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
     Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
     Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
     Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
     Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
     Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)
     Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
     Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
     Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
Portfolios of the Janus Aspen Series (Janus AS);
     Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
     MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
     MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)
     MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)
     MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the MTB Group of Funds;
     MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)
         (formerly VISION Group of Funds – Large Cap Growth Fund II)
     MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)
         (formerly VISION Group of Funds – Large Cap Value Fund II)
     MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)
         (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
     Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
     Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
     Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
     Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
     Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
     Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
     Oppenheimer High Income Fund/VA – Initial Class (OppHighInc)
     Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
     Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap)
     Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)
Portfolios of the Putnam Variable Trust (Putnam VT);
     Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)
     Putnam VT International Equity Fund – IB Shares (PVTIntEq)
     Putnam VT Small Cap Value – IB Shares (PVTSmCapVal)
     Putnam VT Voyager II Fund – IB Shares (PVTVoyII)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the STI Classic Variable Trust;
     STI Classic Variable Trust – Capital Appreciation Fund (STICapAp)
     STI Classic Variable Trust – International Equity Fund (STIIntlEq)
     STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)
     STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV)
              (formerly STI Classic Variable Trust – Growth & Income Fund)
     STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)
              (formerly STI Classic Variable Trust – Value Income Stock Fund)
     STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq)
     STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)
Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
     Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)
     Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
     Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
     Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

* At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select		All American Annuity
Variable Account Charges – Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	–	–		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–		0.15	%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–		0.20	%(3)
If death before annuitization, benefit will be greatest of
(i) contract value, (ii) purchase payments less
surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary
value.

One-Year Step Up	–	0.05	%(2)	0.05	%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10	%(2)	0.10	%(4)
If death before annuitization, benefit will be greater of
(i) contract value or (ii) total of all purchase payments
less surrenders with 5% simple interest from purchase to
most recent contract anniversary prior to annuitants
86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–		0.45%
Option 2	–	–		0.30%
Extra Value Option (EV)	–	–		0.45%
Fee assessed to assets of the variable account and to
allocations made to the fixed account or guaranteed term
options for first seven contract years in exchange for
application of 3% credit of purchase payments made
duringthe first 12 months contract is in force.

Beneficiary Protector Option	–	–		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%		3.65%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMIntGr2	AIMMidCore	AIMPreEq
0.95%	$3,312,322	34,670	3,721	117	378	5,724	2,533	2,395
1.00%	1,777,174	12,818	503	–	300	609	–	–
1.05%	387,067	1,475	354	–	53	52	–	–
1.10%	1,739,376	12,747	6,130	1,879	–	1,960	5,006	2,330
1.15%	712,934	6,721	3,176	–	–	1,276	28	–
1.20%	239,028	2,586	525	–	4	169	65	250
1.25%	270,651	5,053	1,696	–	–	157	–	–
1.30%	1,114,451	5,997	1,088	–	119	747	–	–
1.35%	68,291	537	54	–	–	70	103	57
1.40%	7,991,387	54,042	6,071	155	–	3,338	201	–
1.45%	987,296	3,360	964	–	–	375	–	–
1.50%	241,563	2,453	120	–	–	–	–	–
1.55%	1,698,922	18,382	3,829	–	501	2,498	255	569
1.60%	866,700	19,917	2,636	–	34	626	–	–
1.65%	277,922	2,523	689	–	–	40	24	–
1.70%	233,901	9,116	2,092	–	–	93	–	–
1.75%	266,410	3,150	742	–	–	242	116	–
1.80%	142,677	1,402	496	–	446	134	–	–
1.85%	173,600	5,454	3,277	–	–	988	–	–
1.90%	57,213	2,288	126	–	–	–	–	–
1.95%	24,776	348	–	–	–	–	–	–
2.00%	148,609	400	2,288	–	–	–	–	–
2.05%	97,717	2,133	1,053	–	–	–	–	–
2.10%	27,871	1,277	155	–	–	8	–	–
2.15%	56,164	1,747	115	–	–	–	–	–
2.20%	30,980	57	458	–	–	–	–	–
2.25%	52,010	655	304	–	–	–	–	–
2.30%	16,248	148	–	–	–	23	–	–
2.35%	31,389	3,827	914	–	–	–	–	–
2.40%	2,848	456	–	–	–	–	–	–
2.45%	1,622	43	–	–	–	–	–	–
2.55%	369	–	–	–	–	–	–	–
2.60%	763	209	105	–	–	–	–	–

Totals	$23,050,251	215,991	43,681	2,151	1,835	19,129	8,331	5,601

	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
0.95%	$3,332	17,318	18,138	7,455	27,439	2,567	1,288	6,775
1.00%	286	3,531	4,227	628	10,767	–	–	–
1.05%	–	606	777	414	1,948	–	–	9
1.10%	3,852	15,325	5,460	2,727	15,534	5,898	2,043	9,429
1.15%	527	7,681	3,257	1,668	11,357	32	–	55
1.20%	114	3,343	1,048	239	1,916	254	–	167
1.25%	92	2,874	327	142	3,837	454	22	278
1.30%	313	4,215	1,159	711	2,059	–	–	–
1.35%	58	182	48	16	836	289	–	853
1.40%	8,124	22,338	17,642	9,704	37,947	1,082	272	2,468
1.45%	323	4,174	617	578	2,299	–	–	–
1.50%	264	259	721	88	728	239	217	439
1.55%	4,331	17,039	6,091	4,612	24,105	618	798	4,028
1.60%	1,624	5,994	5,246	4,358	6,630	–	–	61
1.65%	68	4,093	237	168	1,296	46	–	–
1.70%	356	1,777	1,891	129	6,280	–	–	–
1.75%	291	5,285	2,756	1,213	3,744	116	–	–
1.80%	217	3,060	839	55	1,540	–	–	–
1.85%	1,464	2,171	1,408	1,731	2,621	–	–	–
1.90%	158	2,408	–	1,775	75	–	–	–
1.95%	–	418	5	5	460	–	–	–
2.00%	30	130	262	–	2,091	–	–	–
2.05%	290	289	282	86	52	–	–	–
2.10%	257	162	9	143	219	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS	DrySRGro	DryStkIx
2.15%	558	2,893	1,097	445	905	–	–	–
2.20%	–	–	–	–	514	–	–	–
2.25%	236	2,543	–	1,208	–	–	–	–
2.30%	–	353	25	649	–	–	–	–
2.35%	101	1,423	–	–	–	–	–	–
2.40%	–	311	92	2	86	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$27,266	132,195	73,661	40,949	167,285	11,595	4,640	24,562

	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS
0.95%	$12,330	4,922	5,584	18,956	428	1,588	7,208	25,653
1.00%	3,726	1,681	1,523	5,544	–	–	–	7,049
1.05%	307	358	641	846	89	–	–	160
1.10%	5,878	4,829	2,610	18,622	1,160	4,828	19,989	25,385
1.15%	700	3,317	3,056	13,176	243	–	758	12,661
1.20%	1,936	134	274	1,512	–	46	293	2,371
1.25%	2,163	348	22	2,022	–	–	343	3,847
1.30%	3,638	2,448	321	2,297	–	33	–	6,250
1.35%	637	495	81	260	–	186	372	1,192
1.40%	3,825	2,310	3,001	35,791	115	71	1,728	39,927
1.45%	2,794	1,483	1,612	5,017	–	–	–	5,530
1.50%	804	236	–	916	–	904	741	1,207
1.55%	8,095	3,116	8,916	25,219	–	644	6,910	43,533
1.60%	7,094	2,145	1,223	11,329	–	–	121	7,581
1.65%	2,513	1,029	247	1,342	–	67	64	1,345
1.70%	1,816	538	83	3,833	–	–	–	3,383
1.75%	2,068	237	591	4,751	–	–	–	2,479
1.80%	491	650	58	1,465	–	–	–	2,121
1.85%	316	394	1,138	4,836	–	–	–	5,875
1.90%	213	263	250	73	–	–	–	103
1.95%	–	–	–	–	–	–	–	163
2.00%	81	149	25	7,626	–	–	–	587
2.05%	186	805	–	–	–	–	–	334
2.10%	15	27	–	186	–	–	–	48
2.15%	120	19	–	–	–	–	–	298
2.20%	–	–	–	–	–	–	–	118
2.25%	2,020	898	1,416	–	–	–	–	–
2.30%	–	–	570	–	–	–	–	–
2.35%	112	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$63,878	32,831	33,242	165,619	2,035	8,367	38,527	199,200

	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
0.95%	$–	164,526	93,970	–	178,601	69,832	–	94,888
1.00%	–	130,006	16,010	–	167,859	23,217	–	76,226
1.05%	–	31,589	2,821	–	32,844	2,476	–	14,704
1.10%	–	21,725	69,172	–	3,252	44,338	–	917
1.15%	–	698	34,842	–	2,083	14,069	–	420
1.20%	–	712	7,480	–	959	6,473	–	433
1.25%	–	323	18,691	–	825	5,508	–	87
1.30%	59,429	209	9,301	57,530	147	3,019	32,398	47
1.35%	–	827	2,519	–	61	2,239	–	–
1.40%	493,311	3,709	129,361	428,838	3,779	82,027	405,558	2,766
1.45%	22,047	2,712	47,754	28,672	9,604	51,164	15,816	1,804
1.50%	11,544	1,380	9,272	10,678	839	4,827	6,358	1,359
1.55%	–	8,805	98,546	–	273	53,553	–	–
1.60%	–	63	31,744	–	269	17,401	–	–
1.65%	–	135	8,166	–	306	5,066	–	–
1.70%	–	–	15,334	–	173	12,187	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIS
1.75%	–	206	15,950	–	–	3,121	–	–
1.80%	–	155	6,406	–	–	1,718	–	–
1.85%	–	–	6,018	–	–	2,137	–	–
1.90%	–	–	1,319	–	–	534	–	–
1.95%	–	–	1,359	–	–	107	–	–
2.00%	–	–	14,004	–	–	993	–	–
2.05%	–	–	5,763	–	–	3,809	–	–
2.10%	–	–	38	–	–	14	–	–
2.15%	–	–	1,226	–	–	297	–	–
2.20%	–	–	540	–	–	–	–	–
2.25%	–	–	849	–	–	1,298	–	–
2.30%	–	–	46	–	–	42	–	–
2.35%	–	–	1,607	–	–	272	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	46	–	–	42	–	–
2.55%	–	–	99	–	–	–	–	–
2.60%	–	–	27	–	–	–	–	–

Totals	$586,331	367,780	650,280	525,718	401,874	411,780	460,130	193,651

	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R	FidVIPOvSR	FidVIPVal
0.95%	$30,708	53,780	–	51,275	18,954	11,933	6,217	4,591
1.00%	12,531	51,559	–	44,887	9,507	2,262	2,946	3,658
1.05%	1,248	11,676	–	6,764	252	812	1,268	250
1.10%	22,067	6,570	–	452	9,307	2,506	688	80
1.15%	14,031	1,403	–	386	2,752	1,103	–	–
1.20%	2,495	3,155	–	307	1,793	603	35	–
1.25%	3,560	357	–	361	757	283	–	–
1.30%	3,090	31,032	43,550	15	987	67	19	–
1.35%	1,569	–	–	–	124	132	16	–
1.40%	66,939	249,154	349,227	2,152	27,338	7,532	357	–
1.45%	29,577	23,296	9,492	7,363	15,393	3,009	1,056	–
1.50%	8,786	7,204	3,174	149	2,422	48	–	–
1.55%	30,169	14,530	–	104	9,477	5,007	6	–
1.60%	19,017	4,324	–	254	4,216	1,561	–	–
1.65%	4,757	168	–	–	1,585	593	–	–
1.70%	3,174	3,065	–	73	709	307	–	–
1.75%	2,473	2,443	–	–	2,144	185	–	–
1.80%	1,015	2	–	–	111	1,624	–	–
1.85%	751	79	–	–	–	–	–	–
1.90%	52	–	–	–	111	47	–	–
1.95%	471	473	–	–	680	–	–	–
2.00%	1,019	–	–	–	151	84	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	9	–	–	–	12	52	–	–
2.15%	–	–	–	–	274	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	91	–	–	–	81	–	–	–
2.30%	136	–	–	–	178	27	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$259,735	464,270	405,443	114,542	109,315	39,777	12,608	8,579

	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
0.95%	$2,088	–	18,462	4,280	–	33,882	7,645	–
1.00%	416	–	15,751	716	–	19,231	5,359	–
1.05%	9	–	2,261	162	–	7,245	53	–
1.10%	1,582	–	295	2,348	–	–	4,721	–
1.15%	1,532	–	–	191	–	–	2,424	–
1.20%	168	–	160	270	–	79	755	–
1.25%	339	–	12	521	–	388	1,969	–
1.30%	–	5,010	–	217	8,554	–	155	108,824
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS	FidVIPAMS2	FidVIPCon
1.35%	126	–	–	45	–	–	–	–
1.40%	5,112	60,959	573	6,985	88,662	198	10,587	763,786
1.45%	1,060	2,313	167	10,687	4,494	1,459	9,340	27,471
1.50%	2,286	1,283	59	829	975	69	2,294	8,569
1.55%	4,045	–	–	2,855	–	–	4,892	–
1.60%	363	–	–	2,786	–	–	2,690	–
1.65%	192	–	76	218	–	–	171	–
1.70%	94	–	–	73	–	–	4,198	–
1.75%	5	–	–	75	–	–	1,448	–
1.80%	–	–	–	–	–	–	–	–
1.85%	15	–	–	29	–	–	30	–
1.90%	–	–	–	–	–	–	–	–
1.95%	8	–	–	–	–	–	44	–
2.00%	–	–	–	65	–	–	–	–
2.05%	–	–	–	–	–	–	33	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$19,440	69,565	37,816	33,352	102,685	62,551	58,808	908,650

	FidVIPConS	FidVIPConS2	FidVIPI500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2	FidVIPBal	FidVIPBalS
0.95%	$221,546	89,107	198,165	135,270	790	4,897	–	74,692
1.00%	186,595	33,913	138,810	87,266	715	297	–	60,716
1.05%	40,310	3,506	31,267	28,739	464	–	–	13,884
1.10%	15,793	56,560	24,115	24,607	–	2,836	–	1,350
1.15%	1,465	25,098	4,327	7,984	–	2,405	–	360
1.20%	1,266	10,896	5,614	2,394	–	518	–	165
1.25%	288	15,244	1,994	2,979	–	279	–	204
1.30%	208	13,608	62,506	38,331	–	775	59,877	65
1.35%	258	2,889	1,581	1,154	–	179	–	–
1.40%	5,006	130,575	429,505	342,015	73	9,845	520,190	1,517
1.45%	12,243	59,527	59,491	45,304	–	1,891	4,479	744
1.50%	1,573	10,598	14,837	14,789	–	107	1,751	360
1.55%	1,714	144,731	36,220	22,895	–	7,289	–	–
1.60%	108	35,944	3,265	4,825	–	4,627	–	–
1.65%	337	9,043	1,813	658	–	393	–	–
1.70%	41	12,200	3,113	6,560	–	1,109	–	75
1.75%	118	11,895	123	442	–	300	–	–
1.80%	116	10,799	126	357	–	406	–	–
1.85%	57	6,896	13	79	–	1,171	–	–
1.90%	–	517	–	15	–	–	–	–
1.95%	–	2,604	58	81	–	425	–	–
2.00%	–	9,904	136	341	–	53	–	–
2.05%	–	2,921	–	–	–	–	–	–
2.10%	–	1,128	–	–	–	66	–	–
2.15%	–	2,059	–	–	–	496	–	–
2.20%	–	1,945	–	–	–	–	–	–
2.25%	–	5,761	–	–	–	1,000	–	–
2.30%	–	6	–	–	–	–	–	–
2.35%	–	2,631	–	–	–	272	–	–
2.40%	–	76	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	46	–	–	–	–	–	–

Totals	$489,042	712,627	1,017,079	767,085	2,042	41,636	586,297	154,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2	FidVIPGrOp	FidVIPGrOpS
0.95%	$15,702	3,474	6,616	–	117,282	28,708	–	145,778
1.00%	9,528	765	792	–	135,358	13,125	–	142,284
1.05%	758	822	399	–	35,612	1,661	–	25,542
1.10%	6,124	–	2,484	–	912	18,784	–	1,831
1.15%	1,790	–	2,613	–	131	9,109	–	1,926
1.20%	950	5	671	–	581	4,732	–	808
1.25%	2,145	–	259	–	762	5,178	–	440
1.30%	–	–	82	33,050	17	2,778	177,513	111
1.35%	1,324	–	30	–	–	803	–	–
1.40%	20,866	36	11,061	263,104	3,109	46,447	1,291,924	5,984
1.45%	24,940	111	8,041	9,651	3,741	35,844	21,400	1,398
1.50%	1,481	–	469	3,589	105	2,003	9,501	502
1.55%	18,506	–	7,732	–	–	29,242	–	140
1.60%	5,986	–	1,048	–	–	7,710	–	–
1.65%	1,403	–	969	–	–	2,674	–	60
1.70%	606	–	1,237	–	68	3,423	–	177
1.75%	928	–	1,457	–	–	8,950	–	–
1.80%	134	–	58	–	–	1,817	–	–
1.85%	–	–	208	–	–	1,681	–	–
1.90%	159	–	174	–	–	340	–	–
1.95%	656	–	–	–	–	577	–	–
2.00%	386	–	–	–	–	325	–	–
2.05%	–	–	16	–	–	1,042	–	–
2.10%	–	–	127	–	–	28	–	–
2.15%	–	–	183	–	–	341	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	970	–	–	445	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	978	–	–	829	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	43	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	23	–	–

Totals	$114,372	5,213	48,674	309,394	297,678	228,662	1,500,338	326,981

	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
0.95%	$13,281	–	109,541	108,021	686	13,424	6,241	875
1.00%	10,648	–	94,022	41,852	–	9,101	–	–
1.05%	607	–	15,326	1,958	–	1,748	–	47
1.10%	5,172	–	1,596	67,479	3,272	6,848	14,740	3,486
1.15%	1,298	–	49	25,524	225	6,817	20	–
1.20%	1,595	–	467	8,340	–	355	342	43
1.25%	523	–	856	9,672	30	1,704	–	–
1.30%	45	61,410	119	5,118	–	2,842	48	–
1.35%	286	–	–	3,343	–	356	516	137
1.40%	15,994	–	2,223	161,582	59	18,014	1,479	252
1.45%	19,096	–	14,285	83,119	–	3,259	–	–
1.50%	1,143	–	1,077	7,614	–	1,812	378	–
1.55%	4,731	–	324	157,118	818	8,078	3,298	332
1.60%	3,661	–	552	29,631	–	5,291	–	–
1.65%	672	–	141	9,026	–	1,965	19	–
1.70%	1,483	–	326	8,327	–	871	–	–
1.75%	–	–	–	6,761	–	1,041	241	–
1.80%	62	–	–	6,332	–	1,282	–	–
1.85%	–	–	23	5,152	–	1,325	–	–
1.90%	–	–	–	3,545	–	555	–	–
1.95%	274	–	–	569	–	64	–	–
2.00%	–	–	–	17,780	–	657	–	–
2.05%	–	–	–	7,845	–	3,604	–	–
2.10%	–	–	–	1,164	–	32	–	–
2.15%	–	–	–	2,368	–	435	–	–
2.20%	–	–	–	1,351	–	730	–	–
2.25%	142	–	–	8,187	–	2,436	–	–
2.30%	–	–	–	343	–	22	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FrVIPRisDiv	FrVIPForSec
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	54	–	33	–	–
2.45%	–	–	–	21	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$80,713	61,410	240,927	789,196	5,090	94,701	27,322	5,172

	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITMidCap2	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd
0.95%	$320	6,985	1,959	17,191	4,980	4,270	–	60,297
1.00%	–	2,491	–	3,956	1,494	4,032	–	11,174
1.05%	–	1,038	–	1,279	371	2,197	–	4,088
1.10%	898	2,162	5,897	11,020	2,760	595	–	46,531
1.15%	–	2,881	378	4,412	566	884	–	21,556
1.20%	–	153	98	2,224	129	309	–	4,806
1.25%	–	93	436	374	198	48	–	5,084
1.30%	–	880	–	6,041	390	15	–	5,161
1.35%	–	204	190	1,261	2	10	–	956
1.40%	60	9,008	864	28,032	6,997	9,983	–	63,246
1.45%	–	174	–	3,848	278	3,490	–	6,949
1.50%	–	7	365	91	492	25	–	2,977
1.55%	1,352	5,868	1,847	10,494	5,942	7,729	–	37,803
1.60%	–	5,312	66	7,360	497	885	–	21,080
1.65%	–	213	–	823	28	171	–	13,650
1.70%	–	603	–	995	21	537	–	2,356
1.75%	–	261	167	3,343	1	338	–	6,852
1.80%	–	918	–	773	103	1,392	–	3,471
1.85%	–	195	–	912	66	3,049	–	6,539
1.90%	–	50	–	498	–	106	–	4,720
1.95%	–	–	–	–	–	–	–	45
2.00%	–	372	–	181	543	7,194	–	12,770
2.05%	–	740	–	1,470	301	21	–	499
2.10%	–	–	–	190	–	48	–	73
2.15%	–	–	–	271	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	1,659	–	–	–	344
2.30%	–	–	–	703	141	677	–	121
2.35%	–	–	–	58	–	–	–	124
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	24	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$2,630	40,608	12,267	109,483	26,300	48,005	–	343,272

	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
0.95%	$24,894	47,748	188,810	108,837	66,686	59,628	9,931	456
1.00%	1,857	7,204	26,407	9,781	7,297	19,085	5,383	–
1.05%	199	2,789	12,893	957	1,252	9,682	669	–
1.10%	36,711	77,579	277,624	72,738	117,573	30,920	5,689	5,106
1.15%	11,111	32,810	151,985	36,400	65,955	8,616	1,488	–
1.20%	1,526	16,533	73,744	13,752	7,830	4,333	537	56
1.25%	1,433	12,837	45,838	36,357	23,150	2,884	1,738	–
1.30%	12,734	26,290	90,771	17,935	36,944	2,466	515	–
1.35%	1,054	5,347	6,109	7,037	3,775	676	177	–
1.40%	37,517	58,041	328,849	157,446	79,899	76,066	8,113	534
1.45%	26,117	3,820	55,890	35,049	18,554	13,851	470	–
1.50%	1,371	5,184	15,132	4,184	7,627	1,620	953	–
1.55%	8,962	45,536	208,225	59,487	86,378	56,619	4,611	388
1.60%	28,311	31,141	201,616	71,985	72,566	26,758	2,109	–
1.65%	13,479	27,922	59,547	32,688	18,839	5,812	296	–
1.70%	9,172	3,779	33,762	24,974	9,786	2,463	127	–
1.75%	4,172	24,987	51,670	14,354	16,706	3,323	460	99
1.80%	9,084	6,391	36,549	5,265	3,304	2,099	182	–
1.85%	1,046	10,123	28,013	7,048	3,770	4,708	1,857	–
1.90%	4,889	98	12,641	6,820	609	29	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITSmCapGr2	GVITSmCapVal
1.95%	28	638	4,167	2,269	1,725	533	62	–
2.00%	2,705	585	11,920	2,887	1,834	9,804	121	–
2.05%	13,588	1,961	12,229	9,862	5,310	1,898	411	–
2.10%	139	25	1,737	6,885	–	1,426	12	–
2.15%	669	1,341	6,108	22,058	1,442	–	363	–
2.20%	1,992	–	1,728	13,687	1,931	489	–	–
2.25%	4,847	521	5,434	1,219	262	176	–	–
2.30%	342	42	1,513	4,829	4	1,928	182	–
2.35%	1,119	–	3,583	856	46	–	–	–
2.40%	79	–	210	709	–	–	–	–
2.45%	94	–	684	133	148	62	24	–
2.55%	–	–	151	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$261,241	451,272	1,955,539	788,488	661,202	347,954	46,480	6,639

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
0.95%	$15,912	1,605	16,485	936	7,561	11,607	5,734	10,028
1.00%	6,809	–	4,176	463	800	2,249	738	5,289
1.05%	3,915	–	1,251	321	1,599	85	393	652
1.10%	6,372	3,592	10,058	567	5,623	8,758	7,116	8,667
1.15%	2,739	–	4,056	12	8,226	3,547	6,294	7,885
1.20%	972	–	859	511	475	1,157	307	1,223
1.25%	1,293	–	549	–	1,911	1,205	620	1,665
1.30%	1,356	–	563	488	3,172	4,868	1,864	4,592
1.35%	511	37	233	22	234	474	243	390
1.40%	15,581	289	14,919	738	6,387	21,579	16,069	18,999
1.45%	1,380	–	3,247	133	1,182	1,998	202	2,084
1.50%	1,019	101	72	3,798	277	505	255	578
1.55%	10,882	3,636	9,525	1,887	4,341	11,598	4,386	15,495
1.60%	6,339	–	6,989	381	3,153	10,186	4,111	12,161
1.65%	1,168	13	1,064	351	2,591	2,492	350	2,154
1.70%	369	–	1,634	218	2,748	2,333	728	3,598
1.75%	4,197	67	494	69	1,647	3,138	803	5,336
1.80%	766	–	1,190	455	2,500	2,638	51	646
1.85%	2,357	–	110	33	2,967	2,754	806	3,009
1.90%	19	–	20	35	1,098	1,231	–	132
1.95%	71	–	463	–	229	799	–	652
2.00%	15,870	–	2,092	–	316	1,085	2,347	678
2.05%	22	–	1,934	142	1,109	802	1,463	915
2.10%	18	–	10	47	339	1,097	–	3,170
2.15%	1,018	–	–	872	1,905	522	–	202
2.20%	487	–	–	–	887	368	–	832
2.25%	–	–	–	301	306	1,494	–	282
2.30%	191	–	–	21	886	202	–	–
2.35%	–	–	–	–	7,207	1,106	–	–
2.40%	–	–	–	–	445	–	–	–
2.45%	–	–	–	–	43	20	20	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	314	–	–	–

Totals	$101,633	9,340	81,993	12,801	72,478	101,897	54,900	111,314

	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.95%	$7,901	5,521	75,490	363	29,614	418	13,166	3,177
1.00%	–	–	–	54	2,661	–	7,103	–
1.05%	–	–	645	15	363	–	2,841	–
1.10%	13,563	17,147	166,383	–	30,476	1,541	5,725	3,381
1.15%	–	386	15,239	127	14,985	9	7,070	–
1.20%	117	358	7,520	278	2,839	2	454	3
1.25%	–	39	4,216	–	3,616	–	1,852	–
1.30%	–	–	2,350	–	7,285	–	2,909	–
1.35%	227	376	4,988	2	1,388	100	643	19
1.40%	3,164	3,172	22,742	423	41,538	846	17,875	63
1.45%	–	–	–	273	5,707	–	5,130	–
1.50%	–	474	3,417	–	1,745	309	48	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMSocRes	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.55%	3,638	7,088	49,940	1,422	27,821	7	10,595	963
1.60%	–	–	4,433	635	15,701	–	8,987	–
1.65%	9	83	961	6	4,386	–	1,317	–
1.70%	–	–	85	146	2,679	–	1,020	–
1.75%	–	–	263	–	4,470	281	1,132	–
1.80%	–	–	589	1	2,753	–	3,043	–
1.85%	–	–	105	251	3,509	–	2,870	–
1.90%	–	–	–	–	2,409	–	–	–
1.95%	–	–	–	–	1,061	–	188	–
2.00%	–	–	–	–	10,888	–	3,896	–
2.05%	–	–	–	187	3,966	–	1,191	–
2.10%	–	–	–	–	749	–	2,442	–
2.15%	–	–	–	–	1,379	–	13	–
2.20%	–	–	–	–	1,317	–	295	–
2.25%	–	–	–	–	841	–	–	–
2.30%	–	–	–	–	579	–	–	–
2.35%	–	–	–	–	4,168	–	–	–
2.40%	–	–	–	–	295	–	–	–
2.45%	–	–	–	–	43	–	23	–
2.55%	–	–	–	–	119	–	–	–
2.60%	–	–	–	–	39	–	–	–

Totals	$28,619	34,644	359,366	4,183	231,389	3,513	101,828	7,606

	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppStratBdS	PVTGroInc	PVTIntEq	PVTSmCapVal
0.95%	$15,643	3,938	32,366	3,134	37,162	1,173	550	964
1.00%	9,171	–	4,817	–	10,655	1,165	661	–
1.05%	550	–	231	94	2,533	–	–	–
1.10%	14,444	15,287	26,935	4,217	27,067	703	2,516	3,464
1.15%	10,126	816	15,032	32	10,257	455	–	–
1.20%	991	35	4,442	149	2,212	97	–	29
1.25%	4,038	92	4,147	–	3,298	–	–	–
1.30%	1,505	–	6,305	–	6,489	3,229	–	–
1.35%	293	205	1,259	34	1,774	–	39	185
1.40%	25,596	1,266	45,562	658	57,321	3,027	707	540
1.45%	1,331	–	5,884	–	9,148	92	–	–
1.50%	1,286	113	2,069	–	5,435	–	–	411
1.55%	13,840	236	33,182	524	29,840	546	178	–
1.60%	4,890	–	14,590	–	16,214	–	–	–
1.65%	694	37	3,383	59	4,701	104	–	–
1.70%	2,110	–	6,657	–	2,676	21	236	–
1.75%	1,730	69	4,313	–	7,672	227	–	–
1.80%	463	–	1,053	–	4,921	181	–	–
1.85%	3,259	–	6,799	–	9,093	–	–	–
1.90%	–	–	4,322	–	714	–	–	–
1.95%	1,388	–	60	–	3	–	–	–
2.00%	66	–	226	–	178	81	–	–
2.05%	7	–	1,520	–	1,163	–	–	–
2.10%	900	–	508	–	152	29	–	–
2.15%	–	–	332	–	190	30	–	–
2.20%	229	–	–	–	55	–	–	–
2.25%	–	–	881	–	–	–	–	–
2.30%	–	–	–	–	7	8	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	43	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$114,550	22,094	226,918	8,901	250,930	11,168	4,887	5,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal	STIMidCapEq	STISmCapVal
0.95%	$1,748	401	11	–	56	294	265	504
1.00%	223	–	–	–	–	–	–	–
1.05%	310	–	–	–	–	–	–	–
1.10%	3,739	–	162	–	–	151	–	36
1.15%	–	–	–	–	363	443	–	226
1.20%	39	–	–	–	–	–	–	–
1.25%	–	–	–	–	–	–	–	–
1.30%	613	–	–	–	–	–	–	–
1.35%	72	–	–	–	–	–	–	–
1.40%	1,265	–	–	–	–	–	–	369
1.45%	1,157	1,795	–	–	156	1,012	1,237	–
1.50%	673	73	–	–	–	84	–	–
1.55%	1,156	–	–	104	–	–	–	–
1.60%	106	1,273	–	–	–	878	683	–
1.65%	–	87	–	–	–	86	53	–
1.70%	96	–	–	–	–	–	–	–
1.75%	89	–	–	–	–	–	–	–
1.80%	8	377	–	–	293	272	303	–
1.85%	14	131	–	–	–	93	74	–
1.90%	176	–	–	–	–	488	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	80	–	–	–	–	–	–	–
2.05%	489	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	230	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$12,283	4,137	173	104	868	3,801	2,615	1,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	VKCom2	VKEmGr2	VKCorPlus2	VKUSRealEst2
0.95%	$37,373	5,239	5,582	7,162
1.00%	12,476	1,637	1,227	3,519
1.05%	4,436	180	–	2,066
1.10%	26,364	5,820	1,812	2,257
1.15%	17,801	6,919	2,093	1,990
1.20%	2,921	1,562	1	580
1.25%	7,462	3,310	–	653
1.30%	8,737	3,055	272	1,159
1.35%	527	161	–	217
1.40%	53,796	17,512	1,313	13,494
1.45%	8,807	1,463	960	988
1.50%	6,383	2,996	63	922
1.55%	33,627	3,182	6,956	11,567
1.60%	13,639	3,561	1,904	2,245
1.65%	7,969	3,483	84	372
1.70%	5,973	1,463	8	138
1.75%	9,443	4,345	92	1,713
1.80%	3,047	1,576	–	526
1.85%	4,734	4,108	781	1,080
1.90%	310	569	–	130
1.95%	546	–	–	–
2.00%	–	48	–	275
2.05%	1,835	1,551	477	111
2.10%	2,270	353	8	68
2.15%	1,472	–	101	–
2.20%	467	503	–	–
2.25%	–	2,437	–	236
2.30%	8	143	–	1,153
2.35%	156	–	–	–
2.40%	–	–	–	–
2.45%	23	43	–	–
2.55%	–	–	–	–
2.60%	–	–	–	–

Totals	$272,602	77,219	23,734	54,621

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $27,375,350 and $73,682,684, respectively, and total transfers from the Account to the fixed account were $9,797,857 and $13,331,778, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $529,769 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,146,388 and $1,486,353 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.60%	1,394,538	$11.95 to 11.20	$16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%
2002	0.95% to 2.25%	800,468	7.77 to 7.89	6,302,001	0.00%	-22.33% to -21.06%	(a	) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%
2002	0.95% to 1.85%	91,797	7.60 to 7.67	701,623	0.00%	-24.03% to -23.27%	(a	) (b)

AIM VIF – Capital Development Fund – Series I Shares
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%
2002	1.10%	2,639	7.78	20,535	0.00%	-22.18%	(a	) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a	) (b)

AIM VIF – International Growth Fund – Series II Shares
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%
2002	0.95% to 1.85%	99,782	8.47 to 8.54	849,893	1.25%	-15.34% to -14.64%	(a	) (b)

AIM VIF – Mid Cap Core Equity Fund – Series I Shares
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%
2002	0.95% to 1.35%	18,668	8.58 to 8.60	160,441	0.00%	-14.20% to -14.00%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%
2002	0.95% to 1.20%	10,318	8.20 to 8.21	84,658	0.85%	-18.04% to -17.92%	(a	) (b)

AIM VIF – Premier Equity Fund – Series II Shares
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
2002	0.95% to 1.85%	104,098	7.30 to 7.36	763,969	0.73%	-27.00% to -26.35%	(a	) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%
2002	0.95% to 2.25%	256,388	7.93 to 8.06	2,062,156	0.42%	-20.65% to -19.36%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Alliance VPSF – AllianceBernstein International Value Portfolio – Class B
2005	0.95% to 2.40%	323,653	$19.20 to 18.18	$6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%
2002	0.95% to 2.00%	189,416	9.31 to 9.43	1,781,711	0.07%	-6.92% to -5.67%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%
2002	0.95% to 1.75%	106,973	7.39 to 7.44	793,895	0.00%	-26.11% to -25.58%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%
2002	0.95% to 2.00%	504,456	8.96 to 9.07	4,565,109	0.20%	-10.44% to -9.26%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%
2002	0.95% to 1.35%	13,134	8.19 to 8.21	107,755	0.29%	-18.08% to -17.89%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%
2002	1.10% to 1.25%	5,844	7.95 to 7.96	46,504	0.52%	-20.49% to -20.42%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%
2002	0.95% to 1.50%	31,338	6.96 to 8.48	263,921	1.03%	-15.56% to -15.21%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%
2002	0.95% to 2.25%	27,004	7.99 to 8.09	217,899	0.00%	-20.09% to -19.09%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%
2002	0.95% to 1.75%	33,487	8.11 to 8.17	272,762	0.00%	-18.87% to -18.33%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
2002	0.95% to 1.85%	317,116	9.84 to 9.96	3,151,615	0.26%	-1.58% to -0.39%	(a) (b)

Federated IS – International Equity Fund II
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%
2002	0.95% to 1.10%	2,956	7.75 to 7.76	22,912	0.00%	-22.50% to -22.44%	(a) (b)

Federated IS – Mid Cap Growth Strategies Fund II
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%
2002	0.95% to 1.35%	14,512	8.12 to 8.14	118,081	0.00%	-18.78% to -18.59%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 1.65%	295,088	$11.32 to 11.65	$3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%
2002	0.95% to 1.40%	68,180	10.58 to 11.19	726,707	0.00%	5.71% to 6.06%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%
2002	0.95% to 1.85%	317,535	10.63 to 10.71	3,395,118	0.00%	6.29% to 7.14%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%
2002	1.30% to 1.50%	3,956,126	9.73 to 11.66	45,514,268	1.88%	-18.19% to -18.03%
2001	1.30% to 1.50%	4,706,557	11.90 to 14.23	66,148,100	1.65%	-6.39% to -6.20%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%
2002	0.95% to 1.50%	3,205,774	7.60 to 9.39	29,863,633	1.78%	-18.33% to -17.79%
2001	0.95% to 1.50%	3,845,772	9.30 to 11.42	43,655,784	1.63%	-6.52% to -6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%
2002	0.95% to 2.05%	3,060,579	7.41 to 8.38	24,567,597	1.55%	-19.10% to -17.94%
2001	0.95% to 2.05%	2,498,838	9.17 to 10.21	24,470,749	0.88%	-7.36% to -6.13%

Fidelity® VIP – Growth Portfolio – Initial Class
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%
2002	1.30% to 1.50%	4,940,777	9.13 to 10.69	52,151,808	0.27%	-31.16% to -31.02%
2001	1.30% to 1.50%	6,886,634	13.26 to 15.50	105,582,045	0.08%	-18.89% to -18.73%

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%
2002	0.95% to 1.65%	4,896,367	5.99 to 8.95	43,021,685	0.15%	-31.48% to -30.86%
2001	0.95% to 1.65%	6,382,836	8.72 to 12.95	81,083,471	0.00%	-19.26% to -18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
2002	0.95% to 2.05%	5,078,891	4.62 to 6.01	26,394,901	0.15%	-32.10% to -30.96%
2001	0.95% to 2.05%	5,230,827	6.77 to 8.76	39,867,391	0.06%	-19.85% to -18.65%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%
2002	1.30% to 1.50%	5,320,080	6.88 to 8.15	42,857,955	11.06%	1.89% to 2.10%
2001	1.30% to 1.50%	6,430,955	6.75 to 7.98	50,812,539	14.87%	-13.06% to -12.89%

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%
2002	0.95% to 1.50%	2,867,219	6.54 to 7.12	19,402,091	11.30%	2.02% to 2.63%
2001	0.95% to 1.50%	3,557,526	6.41 to 6.97	23,468,385	13.90%	-13.33% to -12.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio – Service Class 2
2005	0.95% to 2.25%	2,043,436	$9.90 to 8.41	$19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%
2002	0.95% to 1.85%	1,469,078	6.33 to 7.18	10,042,551	10.25%	0.93% to 2.32%
2001	0.95% to 1.85%	1,355,213	6.28 to 7.02	9,074,924	9.49%	-14.03% to -12.77%

Fidelity® VIP – Money Market Portfolio – Initial Class
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%
2002	0.95% to 1.75%	7,161,135	10.92 to 12.26	85,645,681	1.71%	-0.28% to 0.73%
2001	0.95% to 1.75%	9,148,479	10.93 to 12.21	109,227,617	4.01%	2.13% to 3.15%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%
2002	1.30% to 1.50%	3,295,102	7.50 to 8.87	28,981,568	0.89%	-21.48% to -21.32%
2001	1.30% to 1.50%	4,434,023	9.55 to 11.27	49,606,349	5.64%	-22.36% to -22.20%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%
2002	0.95% to 1.50%	1,459,258	6.34 to 7.36	10,652,687	0.78%	-21.77% to -21.10%
2001	0.95% to 1.60%	1,789,118	8.05 to 9.33	16,552,660	5.53%	-22.65% to -22.02%

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
2002	0.95% to 1.95%	1,167,806	5.03 to 6.34	6,583,033	0.84%	-22.36% to -21.21%
2001	0.95% to 1.95%	1,274,635	6.45 to 8.09	9,256,296	4.73%	-23.06% to -21.92%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%
2002	0.95% to 1.10%	71,212	7.82 to 7.84	558,177	0.12%	-16.70% to -16.57%
2001	0.95% to 1.10%	66,001	9.37 to 9.40	620,160	0.20%	-6.28% to -6.01%	(a) (b)

Fidelity® VIP – Value Portfolio – Service Class 2
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%
2002	0.95% to 1.95%	176,457	7.71 to 7.83	1,373,675	0.12%	-17.51% to -16.67%
2001	0.95% to 1.95%	145,526	9.34 to 9.40	1,364,395	0.20%	-6.57% to -6.01%	(a) (b)

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%
2002	1.30% to 1.50%	607,643	8.81 to 10.39	6,237,888	3.09%	-16.79% to -16.63%
2001	1.30% to 1.50%	805,715	10.59 to 12.46	9,931,127	3.07%	-8.79% to -8.60%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%
2002	0.95% to 1.50%	511,396	7.06 to 8.53	4,338,581	2.88%	-16.98% to -16.34%
2001	0.95% to 1.50%	642,356	8.48 to 10.20	6,517,623	2.96%	-9.12% to -8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2
2005	0.95% to 2.00%	262,690	$8.70 to 8.74	$2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%
2002	0.95% to 1.85%	463,222	6.49 to 7.05	3,184,600	2.75%	-17.56% to -16.63%
2001	0.95% to 1.85%	557,576	7.86 to 8.49	4,615,931	2.40%	-9.54% to -8.48%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%
2002	1.30% to 1.50%	871,353	10.17 to 11.74	10,084,620	4.11%	-10.10% to -9.92%
2001	1.30% to 1.50%	1,032,325	11.32 to 13.03	13,288,122	4.42%	-5.54% to -5.34%

Fidelity® VIP II – Asset Manager Portfolio – Service Class
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%
2002	0.95% to 1.50%	761,504	8.46 to 9.93	7,520,585	4.17%	-10.22% to -9.72%
2001	0.95% to 1.50%	962,708	9.42 to 11.00	10,538,664	4.21%	-5.69% to -5.16%

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%
2002	0.95% to 2.05%	584,811	7.86 to 8.45	4,820,661	4.15%	-10.89% to -9.89%
2001	0.95% to 2.05%	718,290	8.82 to 9.42	6,588,726	3.01%	-6.36% to -5.30%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%
2002	1.30% to 1.50%	4,767,339	11.07 to 13.20	62,231,480	0.93%	-10.71% to -10.53%
2001	1.30% to 1.50%	6,221,749	12.40 to 14.75	90,878,389	0.83%	-13.57% to -13.39%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
2002	0.95% to 1.85%	3,563,729	7.89 to 11.10	38,984,835	0.79%	-11.10% to -10.29%
2001	0.95% to 1.85%	4,223,233	8.87 to 12.37	51,409,430	0.71%	-13.99% to -13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%
2002	0.95% to 2.25%	2,721,894	6.96 to 7.97	20,351,677	0.73%	-12.07% to -10.46%
2001	0.95% to 1.95%	2,520,595	7.89 to 8.94	21,192,128	0.61%	-14.39% to -13.31%

Fidelity® VIP II – Index 500 Portfolio – Initial Class
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%
2002	0.95% to 2.05%	9,224,993	6.27 to 11.23	87,694,970	1.46%	-23.95% to -22.99%
2001	0.95% to 2.05%	12,613,054	8.24 to 14.63	156,372,138	1.16%	-14.03% to -12.94%

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%
2002	0.95% to 1.85%	7,974,078	12.17 to 14.54	110,984,969	3.72%	8.23% to 9.29%
2001	0.95% to 1.85%	7,585,546	11.24 to 13.35	96,862,508	4.69%	6.39% to 7.43%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%
2002	0.95% to 1.00%	24,455	6.64 to 6.71	163,905	0.00%	-27.45% to -27.04%
2001	0.95% to 1.60%	34,552	9.09 to 9.19	316,794	0.24%	-9.14% to -8.10%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2
2005	0.95% to 2.35%	315,380	$9.96 to 9.27	$3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%
2002	0.95% to 1.95%	206,142	6.48 to 6.64	1,357,901	0.00%	-28.24% to -27.32%
2001	0.95% to 1.95%	148,920	9.03 to 9.13	1,354,945	0.01%	-9.73% to -8.66%	(a) (b)

Fidelity® VIP III – Balanced Portfolio – Initial Class
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%
2002	1.30% to 1.50%	4,262,434	10.07 to 14.58	61,479,112	3.31%	-10.09% to -9.91%
2001	1.30% to 1.50%	5,526,702	11.20 to 16.18	88,567,556	3.91%	-3.06% to -2.86%

Fidelity® VIP III – Balanced Portfolio – Service Class
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%
2002	0.95% to 1.50%	1,814,362	7.99 to 9.77	17,626,815	3.16%	-10.33% to -9.62%
2001	0.95% to 1.50%	2,135,354	8.89 to 10.81	22,968,602	3.61%	-3.21% to -2.66%

Fidelity® VIP III – Balanced Portfolio – Service Class 2
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%
2002	0.95% to 1.95%	1,143,308	7.79 to 8.42	9,326,361	3.07%	-10.87% to -9.80%
2001	0.95% to 1.95%	1,239,800	8.76 to 9.34	11,239,345	2.30%	-3.87% to -2.81%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%
2002	0.95% to 1.40%	113,186	5.46 to 5.67	641,374	0.16%	-8.63% to -8.11%
2001	0.95% to 1.40%	125,342	5.97 to 6.17	772,763	0.10%	-29.81% to -29.29%

Fidelity® VIP III – Dynamic Capital Appreciation Fund – Service Class 2
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
2002	0.95% to 1.85%	519,737	5.36 to 5.65	2,870,056	0.18%	-9.55% to -8.43%
2001	0.95% to 1.85%	468,870	5.92 to 6.17	2,838,644	0.10%	-30.28% to -29.29%

Fidelity® VIP III – Growth & Income Portfolio – Initial Class
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%
2002	1.30% to 1.50%	2,571,965	10.01 to 12.01	30,530,496	1.47%	-17.87% to -17.70%
2001	1.30% to 1.50%	3,350,144	12.19 to 14.60	48,279,112	1.39%	-10.12% to -9.94%

Fidelity® VIP III – Growth & Income Portfolio – Service Class
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%
2002	0.95% to 1.50%	3,561,810	7.01 to 9.51	33,518,982	1.37%	-18.16% to -17.48%
2001	0.95% to 1.50%	4,431,368	8.55 to 11.53	50,445,917	1.31%	-10.23% to -9.72%

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%
2002	0.95% to 2.00%	2,031,206	6.74 to 7.29	14,463,378	1.39%	-18.93% to -17.64%
2001	0.95% to 1.80%	2,085,900	8.36 to 8.86	18,097,561	1.09%	-11.11% to -9.88%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%
2002	1.30% to 1.50%	11,062,424	6.94 to 13.22	143,427,725	1.16%	-23.02% to -22.86%
2001	1.30% to 1.50%	15,292,145	9.02 to 17.14	257,389,800	0.40%	-15.71% to -15.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 1.70%	3,260,503	$9.73 to 7.71	$31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%
2002	0.95% to 1.50%	5,326,989	5.23 to 6.62	34,909,704	0.98%	-23.31% to -22.66%
2001	0.95% to 1.50%	6,880,064	6.79 to 8.56	58,328,051	0.26%	-16.01% to -15.26%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%
2002	0.95% to 1.80%	1,328,408	5.07 to 5.56	7,176,456	0.90%	-23.83% to -22.75%
2001	0.95% to 1.80%	1,663,455	6.66 to 7.19	11,651,717	0.34%	-16.69% to -15.46%

Fidelity® VIP III – Mid Cap Portfolio – Initial Class
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%
2002	1.30%	155,616	16.39	2,550,019	1.00%	-11.00%
2001	1.30%	157,589	18.41	2,901,358	0.00%	-4.48%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%
2002	0.95% to 1.50%	1,047,270	14.96 to 16.55	17,266,663	0.95%	-11.43% to -10.75%
2001	0.95% to 1.60%	1,331,713	16.86 to 18.54	24,618,561	0.00%	-5.35% to -4.29%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%
2002	0.95% to 2.05%	2,143,293	9.24 to 15.07	24,940,094	0.87%	-12.23% to -10.88%
2001	0.95% to 2.05%	2,002,516	10.49 to 16.99	26,713,881	0.00%	-5.69% to -4.44%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
2002	0.95% to 1.25%	7,968	7.92 to 7.94	63,181	0.00%	-20.78% to -20.64%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%
2002	0.95% to 1.95%	108,052	7.43 to 7.51	809,528	0.00%	-25.70% to -24.91%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 1
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%
2002	0.95% to 1.35%	27,539	8.90 to 8.94	245,943	0.00%	-10.95% to -10.62%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%
2002	0.95% to 1.35%	5,514	7.76 to 7.77	42,825	0.00%	-22.45% to -22.27%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%
2002	0.95% to 1.50%	8,310	8.06 to 8.31	68,339	0.31%	-17.22% to -16.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class II
2005	0.95% to 2.45%	703,966	$13.35 to 12.63	$9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%
2002	0.95% to 2.00%	170,381	7.83 to 7.91	1,344,861	0.27%	-21.72% to -20.87%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class II
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%
2002	0.95% to 2.00%	57,258	8.00 to 8.08	461,497	0.19%	-19.96% to -19.21%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%
2002	0.95% to 1.85%	1,894,099	10.79 to 11.45	20,858,722	3.72%	7.82% to 8.75%	(a) (b)

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
2002	0.95% to 1.80%	255,545	8.17 to 8.32	2,116,196	0.77%	-17.63% to -16.79%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%
2002	0.95% to 1.85%	881,738	9.84 to 9.96	8,755,969	2.20%	-1.62% to -0.43%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%
2002	0.95% to 2.10%	2,265,379	8.95 to 9.09	20,515,389	1.47%	-10.15% to -9.09%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%
2002	0.95% to 2.10%	974,155	8.50 to 8.66	8,409,020	1.15%	-14.43% to -13.41%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%
2002	0.95% to 1.85%	1,345,876	9.44 to 9.57	12,841,716	1.92%	-5.43% to -4.28%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%
2002	0.95% to 1.85%	3,211,806	9.94 to 10.20	32,559,252	0.89%	-1.02% to 0.22%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class II
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09% to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%
2002	0.95% to 2.00%	167,244	7.07 to 7.17	1,197,349	0.00%	-29.27% to -28.25%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
2002	0.95% to 1.20%	1,074	6.87 to 7.67	8,098	0.02%	-23.44% to -23.26%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.30%	589,896	$13.04 to 12.41	$7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%
2002	0.95% to 1.85%	112,208	7.07 to 7.13	799,034	0.00%	-29.32% to -28.67%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%
2002	0.95% to 1.35%	4,671	8.22 to 8.23	38,430	0.00%	-17.84% to -17.65%	(a) (b)

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%
2002	0.95% to 2.00%	135,334	8.37 to 8.45	1,141,193	0.00%	-16.34% to -15.50%	(a) (b)

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%
2002	0.95% to 2.10%	137,254	7.41 to 7.51	1,026,789	0.00%	-25.95% to -24.90%	(a) (b)

MFS® VIT – Mid Cap Growth Series – Service Class
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%
2002	0.95% to 2.10%	284,611	6.27 to 6.36	1,804,391	0.00%	-37.29% to -36.35%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%
2002	0.95% to 2.25%	190,543	7.12 to 7.24	1,374,831	0.00%	-28.79% to -27.61%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%
2002	0.95% to 1.95%	221,613	8.50 to 8.58	1,894,709	0.00%	-15.00% to -14.18%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%
2002	0.95% to 1.35%	56,581	8.27 to 8.30	469,174	0.00%	-17.28% to -16.96%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
2002	0.95% to 1.35%	65,516	7.93 to 7.97	520,862	0.21%	-20.67% to -20.35%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%
2002	0.95% to 1.55%	715,334	9.22 to 9.27	6,621,646	0.23%	-7.75% to -7.31%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.60%	1,568,318	$10.99 to 10.30	$16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%
2002	0.95% to 2.25%	514,036	7.61 to 7.74	3,964,545	0.01%	-23.87% to -22.62%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%
2002	0.95% to 1.10%	5,633	7.91 to 7.92	44,600	0.00%	-20.85% to -20.78%	(a) (b)

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
2002	0.95% to 2.10%	462,585	7.80 to 7.91	3,647,480	0.00%	-22.01% to -20.93%	(a) (b)

Oppenheimer High Income Fund/VA – Initial Class
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%
2002	0.95% to 1.35%	21,980	9.61 to 9.64	211,638	0.00%	-3.86% to -3.63%	(a) (b)

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%
2002	0.95% to 2.10%	443,060	8.07 to 8.18	3,613,964	0.01%	-19.31% to -18.20%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Initial Class
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%
2002	0.95% to 1.20%	7,916	8.35 to 8.36	66,169	0.00%	-16.48% to -16.36%	(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%
2002	0.95% to 1.85%	393,065	10.40 to 10.52	4,126,784	0.08%	4.00% to 5.24%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%
2002	0.95% to 1.35%	10,482	8.11 to 8.13	85,177	0.00%	-18.86% to -18.67%	(a) (b)

Putnam VT Small Cap Value – IB Shares
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%
2002	0.95% to 1.35%	12,608	7.74 to 7.76	97,793	0.00%	-22.56% to -22.38%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%
2002	0.95% to 1.50%	14,682	8.20 to 8.22	120,649	0.00%	-18.03% to -17.77%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
STI Classic Variable Trust – Capital Appreciation Fund
2005	0.95% to 1.85%	23,224	$12.34 to 11.98	$281,902	0.14%	-1.84% to 2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – International Equity Fund
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%

STI Classic Variable Trust – Investment Grade Bond Fund
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Relative Value Fund
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Value Equity Fund
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid Cap Equity Fund
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

Van Kampen LIT – Comstock Portfolio – Class II
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%
2002	0.95% to 2.10%	555,025	7.96 to 8.07	4,464,450	0.01%	-20.44% to -19.33%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%
2002	0.95% to 2.10%	261,630	6.91 to 7.01	1,825,726	0.00%	-30.94% to -29.95%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

2002 Reserves for annuity contracts in payout phase:				390,249

2002 Contract owners’ equity				$1,361,352,650

2001 Reserves for annuity contracts in payout phase:				372,928

2001 Contract owners’ equity				$1,725,843,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities
and Contract Owners' Equity as of
December 31, 2005.

Statements of Operations for the year
ended December 31, 2005.

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December 31, 2005
and 2004.

Consolidated Statements of Income for the years
ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Shareholder's Equity for the
years ended December 31, 2005, 2004 and 2003.

Consolidated Statements of Cash Flows for the years
ended December 31, 2005, 2004 and 2003.

Notes to Consolidated Financial Statements.

Item 24.	(b)	Exhibits
(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter. - Filed previously with the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

(4)	The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

(5)	The variable annuity application. - Filed previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

(6)	Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto

(11)	Not Applicable

(12)	Not Applicable

Item 25.	Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
3. Director	4. James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas		The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas		The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa		The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware		The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware		The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware		The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales		The company is engaged in investment holding.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California		The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas		The company is currently inactive.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg		The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa		The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales		The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio		The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales		The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware		The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware		The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware		The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware		The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware		The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales		The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 13,055 and 14,334, respectively.

Item 28.           Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a)     Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)     Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of April, 2006.

NATIONWIDE VARIABLE ACCOUNT - 7
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ Steven R. Savini.
Steven R. Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ Steven R. Savini
Steven R. Savini
Attorney-in-Fact